UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Assistant Vice President and Investment Counsel of

Pacific Life Insurance Company

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: January 1, 2003–June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

June 30, 2003

Semi-Annual

    Report

Pacific Select Fund

PACIFIC SELECT FUND

PACIFIC SELECT FUND

BLUE CHIP PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 92.31%

Autos & Transportation - 0.21%

Harley-Davidson Inc	38,000	$1,514,680

Consumer Discretionary - 14.58%

Apollo Group Inc ‘A’*	74,000	4,570,240
Bed Bath & Beyond Inc*	200,000	7,762,000
Carnival Corp	129,000	4,193,790
Clear Channel Communications Inc*	152,000	6,443,280
eBay Inc*	38,000	3,958,840
Home Depot Inc	380,000	12,585,600
International Game Technology*	26,000	2,660,580
Kohl’s Corp*	75,000	3,853,500
Nike Inc ‘B’	65,000	3,476,850
Omnicom Group Inc	110,000	7,887,000
Staples Inc*	174,000	3,192,900
Target Corp	153,000	5,789,520
The Gap Inc	243,000	4,558,680
Viacom Inc ‘B’*	303,000	13,228,980
Wal-Mart Stores Inc	410,000	22,004,700

		106,166,460

Consumer Staples - 6.43%

Anheuser-Busch Cos Inc	110,000	5,615,500
Colgate-Palmolive Co	140,000	8,113,000
PepsiCo Inc	130,000	5,785,000
Procter & Gamble Co	159,000	14,179,620
Sysco Corp	257,000	7,720,280
The Coca-Cola Co	116,000	5,383,560

		46,796,960

Diversified - 3.98%

General Electric Co	776,000	22,255,680
Schlumberger Ltd	141,000	6,707,370

		28,963,050

Energy - 0.52%

ENSCO International Inc	140,000	3,766,000

Financial Services - 21.83%

American Express Co	233,000	9,741,730
American International Group Inc	184,000	10,153,120
Bank of America Corp	202,000	15,964,060
Citigroup Inc	574,000	24,567,200
Fannie Mae	191,000	12,881,040
Fifth Third Bancorp	135,000	7,740,900
First Data Corp	227,000	9,406,880
Fiserv Inc*	153,000	5,448,330
H&R Block Inc	61,000	2,638,250
J.P. Morgan Chase & Co	275,000	9,399,500
Merrill Lynch & Co Inc	196,000	9,149,280
Morgan Stanley	208,000	8,892,000
Prudential Financial Inc	147,000	4,946,550
SLM Corp	165,000	6,463,050
The Goldman Sachs Group Inc	128,000	10,720,000
Wells Fargo & Co	215,000	10,836,000

		158,947,890

Health Care - 17.94%

Allergan Inc	92,000	7,093,200
Amgen Inc*	220,000	14,616,800
Boston Scientific Corp*	144,000	8,798,400
Cardinal Health Inc	70,000	4,501,000
Forest Laboratories Inc*	129,000	7,062,750
HCA Inc	115,000	3,684,600
Johnson & Johnson	306,000	15,820,200
Medtronic Inc	237,000	11,368,890
Pfizer Inc	745,000	25,441,750
St. Jude Medical Inc*	86,000	4,945,000
UnitedHealth Group Inc	192,000	9,648,000
Wyeth	225,000	10,248,750
Zimmer Holdings Inc*	165,000	7,433,250

		130,662,590

Integrated Oils - 2.84%

Exxon Mobil Corp	577,000	20,720,070

Materials & Processing - 1.32%

Air Products & Chemicals Inc	92,000	3,827,200
Alcoa Inc	147,000	3,748,500
E.I. du Pont de Nemours & Co	49,000	2,040,360

		9,616,060

Producer Durables - 4.42%

Applied Materials Inc*	478,000	7,581,080
KLA-Tencor Corp*	110,000	5,113,900
Lockheed Martin Corp	116,000	5,518,120
Novellus Systems Inc*	132,000	4,833,972
United Technologies Corp	129,000	9,137,070

		32,184,142

Technology - 15.59%

Analog Devices Inc*	196,000	6,824,720
Cisco Systems Inc*	999,000	16,673,310
Dell Computer Corp*	378,000	12,080,880
Hewlett-Packard Co	147,000	3,131,100
Intel Corp	399,000	8,292,816
International Business Machines Corp	105,000	8,662,500
Linear Technology Corp	159,000	5,121,390
Maxim Integrated Products Inc	92,000	3,145,480
Microchip Technology Inc	165,000	4,063,950
Microsoft Corp	956,000	24,483,160
Oracle Corp*	744,000	8,942,880
VERITAS Software Corp*	245,000	7,024,150
Xilinx Inc*	202,000	5,112,620

		113,558,956

Utilities - 2.65%

BellSouth Corp	86,000	2,290,180
Dominion Resources Inc VA	52,000	3,342,040
FPL Group Inc	62,000	4,144,700
SBC Communications Inc	208,000	5,314,400
The Southern Co	135,000	4,206,600

		19,297,920

Total U.S. Common Stocks (Cost $676,412,412)		672,194,778

FOREIGN COMMON STOCKS - 2.23%

Barbados - 0.60%

Nabors Industries Ltd*	111,000	4,390,050

Canada - 0.61%

Canadian National Railway Co	92,000	4,439,920

Finland - 0.36%

Nokia OYJ ADR	159,000	2,612,370

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

BLUE CHIP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
United Kingdom - 0.66%

Vodafone Group PLC ADR	245,000	$4,814,250

Total Foreign Common Stocks (Cost $16,110,460)		16,256,590

	Principal Amount
SHORT-TERM INVESTMENTS - 6.24%

U.S. Treasury Bills - 0.21%

0.805% due 09/18/03**	$1,000,000	998,172
0.890% due 09/18/03**	500,000	499,086

		1,497,258

Repurchase Agreement - 6.03%

State Street Bank and Trust Co 1.150% due 07/01/03 (Dated 06/30/03, repurchase price of $43,929,403; collateralized by Fannie Mae—market value $44,811,675 due 06/28/04)	43,928,000	43,928,000

Total Short-Term Investments (Cost $45,425,257)		45,425,258

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.78% (Cost $737,948,129)		733,876,626

	Shares
SECURITIES LENDING COLLATERAL - 1.43%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	10,417,853	10,417,853

Total Securities Lending Collateral (Cost $10,417,853)		10,417,853

TOTAL INVESTMENTS - 102.21% (Cost $748,365,982)		744,294,479

OTHER ASSETS & LIABILITIES, NET - (2.21%)		(16,115,428)

NET ASSETS - 100.00%		$728,179,051

Note to Schedule of Investments

(a) Securities with an approximate aggregate market value of $1,112,962 were segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	Number of Contracts	Unrealized Depreciation

S&P 500 (09/03)	70	($315,657)

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 91.30%

Autos & Transportation - 3.78%

C.H. Robinson Worldwide Inc	13,000	$462,280
Expeditors International of Washington Inc	15,540	538,305
Gentex Corp*	25,970	794,942
Lear Corp*	6,900	317,538

		2,113,065

Consumer Discretionary - 22.33%

Apollo Group Inc ‘A’*	4,739	292,681
Bed Bath & Beyond Inc*	17,000	659,770
Best Buy Co Inc*	15,600	685,152
Brinker International Inc*	9,100	327,782
CBRL Group Inc	7,200	279,792
CDW Corp*	26,050	1,193,090
Cintas Corp	7,800	276,432
Corporate Executive Board Co*	6,900	279,657
Dollar Tree Stores Inc*	10,300	326,819
eBay Inc*	2,500	260,450
Fastenal Co	30,440	1,033,134
Fisher Scientific International Inc*	32,500	1,134,250
Hispanic Broadcasting Corp*	12,500	318,125
Iron Mountain Inc*	7,490	277,804
Kohl’s Corp*	5,090	261,524
Pacific Sunwear of California Inc*	23,000	554,070
Regis Corp	19,500	566,475
Robert Half International Inc*	59,000	1,117,460
Sonic Corp*	10,090	256,589
Staples Inc*	26,000	477,100
Starbucks Corp*	9,070	222,396
The Cheesecake Factory Inc*	7,500	269,175
The TJX Cos Inc	14,500	273,180
Westwood One Inc*	6,900	234,117
Williams-Sonoma Inc*	31,240	912,208

		12,489,232

Energy - 6.87%

ENSCO International Inc	21,600	581,040
National-Oilwell Inc*	25,960	571,120
Newfield Exploration Co*	13,000	488,150
Patterson-UTI Energy Inc*	22,340	723,816
Pride International Inc*	26,000	489,320
Smith International Inc*	13,000	477,620
Varco International Inc*	26,000	509,600

		3,840,666

Financial Services - 20.48%

Affiliated Computer Services Inc ‘A’*	22,100	1,010,633
Brown & Brown Inc	19,500	633,750
CheckFree Corp*	19,000	528,960
Chicago Mercantile Exchange Inc	1,300	90,519
Doral Financial Corp	11,550	515,708
DST Systems Inc*	20,200	767,600
Fair Issac Corp	5,200	267,540
Fiserv Inc*	34,170	1,216,794
H&R Block Inc	13,100	566,575
HCC Insurance Holdings Inc	19,540	577,798
Investors Financial Services Corp	26,040	755,420
Legg Mason Inc	17,000	1,104,150
Lehman Brothers Holdings Inc	14,300	950,664
Paychex Inc	29,900	876,369
Southwest Bancorp of Texas Inc*	7,490	243,500
SunGard Data Systems Inc*	52,010	1,347,579

		11,453,559

Health Care - 21.86%

Aetna Inc	7,700	463,540
AmerisourceBergen Corp	20,800	1,442,480
Biomet Inc	8,900	255,074
Caremark Rx Inc*	44,000	1,129,920
Community Health Systems Inc*	42,400	823,832
Cooper Cos Inc	9,800	340,746
Express Scripts Inc*	16,060	1,097,219
First Health Group Corp*	20,810	574,356
Health Management Associates Inc ‘A’	65,200	1,202,940
Lincare Holdings Inc*	12,650	398,602
Medicis Pharmaceutical Corp ‘A’	19,500	1,105,650
Omnicare Inc	26,000	878,540
Patterson Dental Co*	6,480	294,062
ResMed Inc*	19,500	764,400
St. Jude Medical Inc*	5,100	293,250
Varian Medical Systems Inc*	6,500	374,205
Zimmer Holdings Inc*	17,500	788,375

		12,227,191

Materials & Processing - 3.14%

Jacobs Engineering Group Inc*	32,540	1,371,561
The Valspar Corp	9,100	384,202

		1,755,763

Producer Durables - 3.90%

AGCO Corp*	10,400	177,632
Alliant Techsystems Inc*	13,000	674,830
Danaher Corp	19,500	1,326,975
Lam Research Corp*	80	1,457

		2,180,894

Technology - 8.94%

Avocent Corp*	13,000	389,090
CACI International Inc ‘A’*	8,100	277,830
L-3 Communications Holdings Inc*	13,000	565,370
Linear Technology Corp	18,000	579,780
Microchip Technology Inc	32,490	800,229
National Instruments Corp*	10,500	396,690
Symantec Corp*	7,700	337,722
The Reynolds & Reynolds Co ‘A’	9,400	268,464
UTStarcom Inc*	38,980	1,386,518

		5,001,693

Total U.S. Common Stocks (Cost $46,694,577)		51,062,063

FOREIGN COMMON STOCKS - 1.95%

Barbados - 0.92%

Nabors Industries Ltd*	13,000	514,150

Bermuda - 0.40%

Marvell Technology Group Ltd*	6,500	223,405

Canada - 0.63%

Cognos Inc*	13,100	353,700

Total Foreign Common Stocks (Cost $1,117,915)		1,091,255

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 7.76%

Repurchase Agreement - 7.76%

State Street Bank and Trust Co 1.150% due 07/01/03 (Dated 06/30/03, repurchase price of $4,341,139; collateralized by Federal Home Loan Bank—market value $4,432,429 due 05/03/04)	$4,341,000	$4,341,000

Total Short-Term Investment (Cost $4,341,000)		4,341,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.01% (Cost $52,153,492)		56,494,318

	Shares
SECURITIES LENDING COLLATERAL - 23.44%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	13,109,022	13,109,022

Total Securities Lending Collateral (Cost $13,109,022)		13,109,022

TOTAL INVESTMENTS - 124.45% (Cost $65,262,514)		69,603,340

OTHER ASSETS & LIABILITIES, NET - (24.45%)		(13,672,335)

NET ASSETS - 100.00%		$55,931,005

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

DIVERSIFIED RESEARCH PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 88.21%

Autos & Transportation - 0.30%

Navistar International Corp*	26,400	$861,432

Consumer Discretionary - 14.48%

Amazon.com Inc*	38,600	1,408,514
AOL Time Warner Inc*	229,050	3,685,414
AutoNation Inc*	92,500	1,454,100
Carnival Corp	67,400	2,191,174
Costco Wholesale Corp*	99,200	3,630,720
Entercom Communications Corp*	9,900	485,199
Fox Entertainment Group Inc ‘A’*	41,700	1,200,126
General Motors Corp ‘H’*	181,300	2,322,453
InterActiveCorp*	181,500	7,181,955
Knight-Ridder Inc	10,800	744,444
Liberty Media Corp ‘A’*	215,592	2,492,244
Lowe’s Cos Inc	73,800	3,169,710
McDonald’s Corp	19,500	430,170
Monster Worldwide Inc*	33,800	666,874
Radio One Inc ‘D’*	55,100	979,127
RadioShack Corp	64,900	1,707,519
Robert Half International Inc*	40,300	763,282
Sabre Holdings Corp	82,500	2,033,625
Starwood Hotels & Resorts Worldwide Inc	24,200	691,878
The Interpublic Group of Cos Inc	66,000	883,080
VeriSign Inc*	58,500	809,055
Wal-Mart Stores Inc	15,000	805,050
Williams-Sonoma Inc*	57,200	1,670,240

		41,405,953

Consumer Staples - 5.41%

Altria Group Inc	46,300	2,103,872
Anheuser-Busch Cos Inc	25,700	1,311,985
Campbell Soup Co	146,300	3,584,350
Kraft Foods Inc ‘A’	30,000	976,500
Pepsi Bottling Group Inc	69,000	1,381,380
PepsiCo Inc	137,200	6,105,400

		15,463,487

Diversified - 3.62%

General Electric Co	318,300	9,128,844
Schlumberger Ltd	25,700	1,222,549

		10,351,393

Energy - 4.49%

Baker Hughes Inc	212,200	7,123,554
BJ Services Co*	60,900	2,275,224
Equitable Resources Inc	13,900	566,286
Williams Cos Inc	364,900	2,882,710

		12,847,774

Financial Services - 18.36%

American International Group Inc	33,500	1,848,530
AmeriCredit Corp*	71,800	613,890
Automatic Data Processing Inc	39,000	1,320,540
Bank One Corp	166,600	6,194,188
CheckFree Corp*	50,800	1,414,272
Chubb Corp	9,000	540,000
Cincinnati Financial Corp	42,700	1,583,743
FleetBoston Financial Corp	72,400	2,151,004
General Growth Properties Inc	15,900	992,796
J.P. Morgan Chase & Co	179,700	6,142,146
SLM Corp	421,800	16,521,906
State Street Corp	36,400	1,434,160
The Hartford Financial Services Group Inc	44,100	2,220,876
The PMI Group Inc	110,800	2,973,872
Washington Mutual Inc	158,900	6,562,570

		52,514,493

Health Care - 14.03%

Allergan Inc	118,700	9,151,770
Amgen Inc*	36,200	2,405,128
Becton Dickinson & Co	33,200	1,289,820
Biogen Inc*	15,100	573,800
Forest Laboratories Inc*	203,400	11,136,150
Guidant Corp	40,100	1,780,039
HCA Inc	45,000	1,441,800
Lincare Holdings Inc*	69,400	2,186,794
Pfizer Inc	297,300	10,152,795

		40,118,096

Integrated Oils - 2.74%

ChevronTexaco Corp	16,700	1,205,740
Exxon Mobil Corp	105,600	3,792,096
Unocal Corp	99,100	2,843,179

		7,841,015

Materials & Processing - 4.79%

Air Products & Chemicals Inc	75,700	3,149,120
American Standard Cos Inc*	42,800	3,164,204
Bowater Inc	26,100	977,445
E.I. du Pont de Nemours & Co	74,800	3,114,672
Fluor Corp	67,300	2,263,972
International Paper Co	4,100	146,493
Phelps Dodge Corp*	23,200	889,488

		13,705,394

Producer Durables - 3.77%

Agilent Technologies Inc*	47,900	936,445
Applied Materials Inc*	159,400	2,528,084
Emerson Electric Co	20,400	1,042,440
KLA-Tencor Corp*	28,100	1,306,369
Lam Research Corp*	56,200	1,023,402
Polycom Inc*	81,800	1,133,748
Teradyne Inc*	29,700	514,107
The Boeing Co	22,200	761,904
United Technologies Corp	21,700	1,537,011

		10,783,510

Technology - 6.98%

Altera Corp*	25,000	410,000
Apple Computer Inc*	28,900	552,568
Applera Corp-Applied Biosystems Group	135,800	2,584,274
Applied Micro Circuits Corp*	64,000	387,200
Cadence Design Systems Inc*	62,000	747,720
Cisco Systems Inc*	159,300	2,658,717
International Business Machines Corp	18,100	1,493,250
JDS Uniphase Corp*	215,000	754,650
Macromedia Inc*	31,200	656,448
Microsoft Corp	212,200	5,434,442
Network Associates Inc*	41,400	524,952
PMC-Sierra Inc*	6,400	75,072
QUALCOMM Inc	39,700	1,419,275
Raytheon Co	38,300	1,257,772
VERITAS Software Corp*	34,400	986,248

		19,942,588

Utilities - 9.24%

American Electric Power Co Inc	53,000	1,580,990
AT&T Corp	110,120	2,119,810
Cablevision Systems Corp ‘A’*	270,709	5,619,919
Cox Communications Inc ‘A’*	37,700	1,202,630
Kinder Morgan Inc	27	1,476
Kinder Morgan Management LLC*	82,064	3,074,117

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

DIVERSIFIED RESEARCH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
NiSource Inc	87,700	$1,666,300
Pinnacle West Capital Corp	40,300	1,509,235
Sprint Corp-FON Group	220,400	3,173,760
Sprint Corp-PCS Group*	665,400	3,826,050
The AES Corp*	415,200	2,636,520

		26,410,807

Total U.S. Common Stocks (Cost $260,171,233)		252,245,942

FOREIGN COMMON STOCKS - 9.75%

Barbados - 0.35%

Everest Re Group Ltd	12,900	986,850

Bermuda - 2.61%

Ingersoll-Rand Co Ltd ‘A’	41,500	1,963,780
Tyco International Ltd	56,400	1,070,472
Weatherford International Ltd*	49,800	2,086,620
XL Capital Ltd ‘A’	28,400	2,357,200

		7,478,072

Cayman Islands - 0.26%

Seagate Technology*	41,900	739,535

France - 0.18%

Vivendi Universal SA ADR*	28,500	525,540

Germany - 0.85%

SAP AG ADR	59,500	1,738,590
Siemens AG ADR	14,000	683,900

		2,422,490

Netherlands - 1.22%

ASML Holding NV ‘NY’*	44,000	420,640
Royal Dutch Petroleum Co ‘NY’	66,100	3,081,582

		3,502,222

United Kingdom - 4.28%

AstraZeneca PLC ADR	299,900	12,226,923

Total Foreign Common Stocks (Cost $27,587,987)		27,881,632

	Principal Amount

SHORT-TERM INVESTMENT - 2.58%

Repurchase Agreement - 2.58%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $7,392,123; collateralized by U.S. Treasury Notes—market value $7,542,537 due 02/28/05)	$7,392,000	7,392,000

Total Short-Term Investment (Cost $7,392,000)		7,392,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.54% (Cost $295,151,220)		287,519,574

	Shares
SECURITIES LENDING COLLATERAL - 7.64%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	21,851,276	21,851,276

Total Securities Lending Collateral (Cost $21,851,276)		21,851,276

TOTAL INVESTMENTS - 108.18% (Cost $317,002,496)		309,370,850

OTHER ASSETS & LIABILITIES, NET - (8.18%)		(23,398,166)

NET ASSETS - 100.00%		$285,972,684

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 89.09%

Autos & Transportation - 3.30%

Bandag Inc	41,000	$1,528,070
BorgWarner Inc	42,500	2,737,000
ExpressJet Holdings Inc*	281,000	4,243,100
Kansas City Southern*	200,700	2,414,421
Oshkosh Truck Corp	14,100	836,412
Polaris Industries Inc	43,200	2,652,480
SCS Transportation Inc*	24,200	305,646
U.S. Xpress Enterprises Inc ‘A’*	77,100	821,886

		15,539,015

Consumer Discretionary - 21.54%

ADVO Inc*	49,300	2,188,920
Alloy Inc*	262,800	1,695,060
American Eagle Outfitters Inc*	104,800	1,922,032
American Greetings Corp ‘A’*	72,200	1,418,008
AMN Healthcare Services Inc*	130,700	1,659,890
ANC Rental Corp*	301,200	1,506
Arbitron Inc*	109,900	3,923,430
Borders Group Inc*	87,400	1,539,114
California Pizza Kitchen Inc*	191,800	4,123,700
Carriage Services Inc*	294,100	1,041,114
CEC Entertainment Inc*	71,000	2,622,030
Charlotte Russe Holding Inc*	116,500	1,202,280
Christopher & Banks Corp*	49,000	1,812,510
CNET Networks Inc*	177,000	1,102,710
CoStar Group Inc*	198,100	5,915,266
Cumulus Media Inc ‘A’*	68,300	1,292,919
DeVry Inc*	54,000	1,257,660
EarthLink Inc*	201,100	1,586,679
Emmis Communications Corp ‘A’*	142,800	3,277,260
Entercom Communications Corp*	49,800	2,440,698
Entravision Communications Corp ‘A’*	150,000	1,702,500
Gaiam Inc*	102,700	611,065
Galyans Trading Co Inc*	22,800	326,952
Genesco Inc*	66,400	1,175,280
Gray Television Inc	95,500	1,184,200
Heska Corp*	125,000	160,000
Insight Communications Co Inc*	369,000	4,863,420
International Speedway Corp ‘A’	51,000	2,015,010
Kellwood Co	32,500	1,027,975
Landry’s Restaurants Inc	88,600	2,090,960
Libbey Inc	118,300	2,685,410
Lithia Motors Inc ‘A’*	91,300	1,476,321
LoJack Corp*	150,000	742,500
Nordstrom Inc	15,400	300,608
Petco Animal Supplies Inc*	156,700	3,406,658
Pixar Inc*	28,400	1,727,856
ProQuest Co*	96,700	2,494,860
Radio One Inc ‘A’*	92,700	1,655,622
Radio One Inc ‘D’*	341,800	6,073,786
Regent Communications Inc*	97,200	573,480
Resources Connection Inc*	55,600	1,326,616
Ruby Tuesday Inc	286,700	7,090,091
School Specialty Inc*	76,700	2,182,882
Speedway Motorsports Inc	146,600	3,928,880
The J. Jill Group Inc*	17,300	291,332
Ultimate Electronics Inc*	93,000	1,192,260
Vans Inc*	117,100	1,051,558
WESCO International Inc*	155,000	930,000
West Corp*	92,100	2,454,465
Williams-Sonoma Inc*	32,400	946,080
Young Broadcasting Inc ‘A’*	77,000	1,627,010

		101,338,423

Consumer Staples - 2.96%

Adolph Coors Co ‘B’	32,200	1,577,156
Del Monte Foods Co*	634,800	5,611,632
International Multifoods Corp*	113,600	2,602,576
Performance Food Group Co*	52,900	1,957,300
Robert Mondavi Corp ‘A’*	17,400	440,394
Tootsie Roll Industries Inc	56,074	1,709,696

		13,898,754

Energy - 4.33%

Cabot Oil & Gas Corp	155,800	4,301,638
Helmerich & Payne Inc	137,300	4,009,160
Hydril Co*	150,800	4,109,300
Key Energy Services Inc*	92,600	992,672
Newpark Resources Inc*	242,600	1,329,448
Noble Energy Inc	26,800	1,013,040
Patterson-UTI Energy Inc*	23,900	774,360
Premcor Inc*	64,000	1,379,200
Spinnaker Exploration Co*	93,600	2,452,320

		20,361,138

Financial Services - 18.50%

American Capital Strategies Ltd	163,100	4,067,714
American Financial Realty Trust	69,300	1,033,263
AmeriCredit Corp*	835,100	7,140,105
Annaly Mortgage Management Inc	366,000	7,287,060
Anthracite Capital Inc	189,500	2,285,370
BOK Financial Corp*	136,971	5,282,971
Cathay Bancorp Inc	20,800	927,264
Citizens Banking Corp MI	135,000	3,613,950
Community First Bankshares Inc	120,000	3,276,000
Credit Acceptance Corp*	151,900	1,532,671
Cullen/Frost Bankers Inc	48,600	1,560,060
Digital Insight Corp*	135,600	2,583,180
Fair Issac Corp	37,679	1,938,585
Fidelity Bankshares Inc	28,847	643,288
First Community Bancorp CA	9,000	280,530
First Midwest Bancorp Inc IL	137,500	3,961,375
Greater Bay Bancorp	28,300	577,886
Harbor Florida Bancshares Inc	32,000	766,720
IndyMac Bancorp Inc	267,000	6,787,140
Medallion Financial Corp	160,000	1,121,600
MeriStar Hospitality Corp	291,900	1,500,366
MFA Mortgage Investments Inc	238,000	2,389,520
Pan Pacific Retail Properties Inc	43,900	1,727,465
Philadelphia Consolidated Holding Corp*	43,400	1,753,360
Provident Bankshares Corp	105,870	2,690,157
San Juan Basin Royalty Trust	110,000	1,974,500
SL Green Realty Corp	122,400	4,270,536
Sterling Bancshares Inc TX	4,800	62,784
The First American Corp	173,500	4,571,725
Umpqua Holdings Corp	123,300	2,341,467
W.R. Berkley Corp	134,650	7,096,055

		87,044,667

Health Care - 6.29%

ACLARA BioSciences Inc*	189,100	799,893
American Pharmaceutical Partners Inc*	45,900	1,556,010
Amylin Pharmaceuticals Inc*	261,100	5,715,479
Antigenics Inc*	183,000	2,108,160
ChromaVision Medical Systems Inc*	406,300	641,954
Conceptus Inc*	128,400	1,804,020
CTI Molecular Imaging Inc*	83,000	1,569,530
Diversa Corp*	84,400	829,652
ILEX Oncology Inc*	105,700	2,051,637
Illumina Inc*	241,000	723,000
Kendle International Inc*	29,700	184,140
Lexicon Genetics Inc TX*	151,000	1,013,210

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Protein Design Labs Inc*	137,100	$1,916,658
SICOR Inc*	45,900	933,606
Tanox Inc*	162,100	2,601,705
Trimeris Inc*	49,400	2,256,592
Wright Medical Group Inc*	152,400	2,895,600

		29,600,846

Materials & Processing - 9.15%

AptarGroup Inc	178,000	6,408,000
Corn Products International Inc	121,700	3,654,651
Ferro Corp	333,900	7,522,767
Glatfelter	111,500	1,644,625
GrafTech International Ltd*	159,800	870,910
Lubrizol Corp	31,000	960,690
Lyondell Chemical Co	36,400	492,492
Packaging Corp of America*	136,100	2,508,323
Spartech Corp	83,000	1,760,430
The Scotts Co ‘A’*	120,800	5,979,600
Trammell Crow Co*	133,600	1,417,496
Wilson Greatbatch Technologies Inc*	185,900	6,710,990
York International Corp	133,100	3,114,540

		43,045,514

Producer Durables - 13.99%

Advanced Energy Industries Inc*	327,100	4,661,175
American Tower Corp ‘A’*	155,000	1,371,750
Beazer Homes USA Inc*	38,700	3,231,450
Briggs & Stratton Corp	35,200	1,777,600
Cable Design Technologies Corp*	170,000	1,215,500
Columbus McKinnon Corp NY*	156,200	362,384
Credence Systems Corp*	507,300	4,296,831
Cummins Inc	72,900	2,616,381
Cymer Inc*	205,200	6,476,112
Donaldson Co Inc	43,200	1,920,240
Electro Scientific Industries Inc*	220,100	3,336,716
EMCORE Corp*	387,000	1,269,360
FEI Co*	278,800	5,230,288
Gardner Denver Inc*	68,400	1,399,464
Helix Technology Corp	164,700	2,178,981
Kulicke & Soffa Industries Inc*	539,400	3,446,766
LTX Corp*	630,500	5,434,910
MKS Instruments Inc*	136,500	2,466,555
NVR Inc*	2,200	904,200
Pentair Inc	20,500	800,730
Photon Dynamics Inc*	48,600	1,342,818
Polycom Inc*	178,500	2,474,010
Power-One Inc*	317,900	2,272,985
Rudolph Technologies Inc*	61,900	987,924
Veeco Instruments Inc*	252,900	4,306,887
Zygo Corp*	4,900	39,200

		65,821,217

Technology - 5.88%

Ariba Inc*	319,600	949,212
Aspect Communications Corp*	394,800	1,527,876
Exar Corp*	106,000	1,677,980
FormFactor Inc*	2,600	46,020
Gateway Inc*	1,019,600	3,721,540
Intergraph Corp*	34,000	731,000
Ixia*	272,300	1,750,889
Macromedia Inc*	38,300	805,832
MatrixOne Inc*	537,100	3,082,954
National Instruments Corp*	25,600	967,168
NetIQ Corp*	84,000	1,298,640
Newport Corp*	116,500	1,724,200
Novell Inc*	458,000	1,410,640
Pinnacle Systems Inc*	169,000	1,808,300
Power Integrations Inc*	120,400	2,928,128
Quest Software Inc*	77,300	919,870
TranSwitch Corp*	79,100	107,576
UNOVA Inc*	200,000	2,220,000

		27,677,825

Utilities - 3.15%

Commonwealth Telephone Enterprises Inc*	48,900	2,150,133
Energen Corp	65,300	2,174,490
Mediacom Communications Corp*	394,500	3,893,715
New Jersey Resources Corp	34,950	1,240,725
NUI Corp	23,000	356,960
South Jersey Industries Inc	75,700	2,789,545
Southwest Gas Corp	103,600	2,194,248

		14,799,816

Total U.S. Common Stocks (Cost $467,694,909)		419,127,215

FOREIGN COMMON STOCKS - 4.92%

Bahamas - 0.31%

Steiner Leisure Ltd*	100,900	1,473,140

Barbados - 0.49%

Everest Re Group Ltd	30,300	2,317,950

Bermuda - 0.29%

Endurance Specialty Holdings Ltd	45,400	1,355,190

Canada - 2.65%

CP Ships Ltd	225,700	3,775,961
Fairmont Hotels & Resorts Inc	101,900	2,384,460
Four Seasons Hotels Inc	36,300	1,570,338
Methanex Corp	441,100	4,714,918

		12,445,677

Netherlands - 1.18%

ASM International NV*	242,300	3,603,001
Qiagen NV*	242,000	1,965,040

		5,568,041

Total Foreign Common Stocks (Cost $19,633,583)		23,159,998

	Principal Amount
SHORT-TERM INVESTMENT - 6.15%

Commercial Paper - 6.15%

UBS Finance (DE) LLC ‘C’ 1.300% due 07/01/03	$28,920,000	28,920,000

Total Short-Term Investment (Cost $28,920,000)		28,920,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.16% (Cost $516,248,492)		471,207,213

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 24.91%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	117,214,580	$117,214,580

Total Securities Lending Collateral (Cost $117,214,580)		117,214,580

TOTAL INVESTMENTS - 125.07% (Cost $633,463,072)		588,421,793

OTHER ASSETS & LIABILITIES, NET - (25.07%)		(117,938,929)

NET ASSETS - 100.00%		$470,482,864

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
PREFERRED STOCK - 0.24%

Brazil - 0.24%

Cia Vale do Rio Doce ‘A’ ADR	57,000	$1,581,750

Total Preferred Stock (Cost $1,403,959)		1,581,750

COMMON STOCKS - 91.52%

Australia - 2.13%

Alumina Ltd	217,100	594,175
Australia & New Zealand Banking Group Ltd	194,400	2,432,779
BHP Billiton Ltd	57,991	336,926
Brambles Industries Ltd	180,300	554,079
Foster’s Group Ltd	681,316	1,928,816
National Australia Bank Ltd	91,203	2,054,540
QBE Insurance Group Ltd	189,920	1,190,273
The News Corp Ltd	160,607	1,209,602
WMC Resources Ltd*	217,100	512,421
Woolworths Ltd	385,200	3,243,027

		14,056,638

Brazil - 0.18%

Cia Vale do Rio Doce ADR	41,000	1,216,060

Canada - 3.37%

Abitibi-Consolidated Inc	231,100	1,472,302
BCE Inc	183,800	4,229,075
Bombardier Inc ‘B’	1,142,800	3,868,876
Placer Dome Inc	90,700	1,108,638
Suncor Energy Inc	116,500	2,186,910
TELUS Corp	142,000	2,351,063
The Thomson Corp	224,300	7,045,203

		22,262,067

Denmark - 0.28%

Novo-Nordisk A/S ‘B’	53,500	1,875,348

Finland - 1.43%

Nokia OYJ	452,300	7,455,954
UPM-Kymmene OYJ	133,000	1,943,232

		9,399,186

France - 11.22%

Accor SA	51,100	1,850,371
Air Liquide	23,062	3,422,557
BNP Paribas	214,800	10,926,348
Bouygues SA	196,030	5,417,320
Carrefour SA	33,700	1,653,415
Cie Generale D’Optique Essilor Int’l SA	52,739	2,126,762
France Telecom SA*	151,100	3,710,165
Groupe Danone	33,900	4,695,850
L’Oreal SA	36,600	2,583,312
Pechiney SA	26,300	945,088
Renault SA	110,700	5,858,824
Sanofi-Synthelabo SA	337,900	19,810,063
Schneider Electric SA	99,200	4,668,604
Vivendi Universal SA*	345,400	6,293,309

		73,961,988

Germany - 5.54%

Allianz AG	27,000	2,237,827
Bayerische Motoren Werke AG	43,100	1,657,299
DaimlerChrysler AG	95,100	3,301,528
Deutsche Bank AG	75,800	4,901,390
Deutsche Telekom AG*	390,800	5,956,972
EPCOS AG*	30,600	390,456
Infineon Technologies AG*	97,900	941,967
Infineon Technologies AG ADR*	800	7,672
Metro AG	53,300	1,697,818
Muenchener Rueckversicherungs AG	27,700	2,802,141
SAP AG	31,400	3,681,775
SAP AG ADR	8,000	233,760
Siemens AG	149,700	7,339,531
ThyssenKrupp AG	85,000	975,162
TUI AG	28,000	415,217

		36,540,515

Hong Kong - 2.12%

Cheung Kong Holdings Ltd	355,000	2,135,003
China Mobile Ltd	375,500	885,982
Hang Lung Properties Ltd	920,000	831,714
Hang Seng Bank Ltd	224,500	2,375,022
Hong Kong Land Holdings Ltd	576,000	720,000
Hutchison Whampoa Ltd	330,200	2,011,259
Johnson Electric Holdings	1,231,000	1,523,290
Li & Fung Ltd	1,498,000	1,930,524
Sun Hung Kai Properties Ltd	126,000	636,596
Swire Pacific Ltd ‘A’	213,200	932,264

		13,981,654

Ireland - 0.56%

CRH PLC	233,878	3,669,860

Italy - 1.43%

Assicurazioni Generali SPA	44,900	1,041,586
Eni SPA	552,400	8,363,093

		9,404,679

Japan - 16.09%

Advantest Corp	47,500	2,109,877
Aeon Co Ltd	201,000	4,615,096
Aiful Corp	22,065	943,248
Canon Inc	89,000	4,094,431
Chugai Pharmaceutical Co Ltd	131,300	1,495,309
Daiwa Securities Group Inc	496,000	2,857,477
Fanuc Ltd	23,000	1,142,607
Fuji Photo Film Co Ltd	33,000	956,082
Hirose Electric Co Ltd	36,100	2,993,012
Hitachi Ltd	233,000	990,206
Hoya Corp	57,000	3,935,794
Japan Telecom Holdings Co Ltd	379	1,155,005
Keyence Corp	7,100	1,304,166
Mitsubishi Corp	204,000	1,418,819
Mitsubishi Estate Co Ltd	369,000	2,504,776
Mitsubishi Heavy Industries Ltd	1,237,000	3,212,048
Mitsubishi Motors Corp*	474,000	1,072,506
Mitsui Fudosan Co Ltd	313,000	2,004,434
Mitsui Sumitomo Insurance Co Ltd	297,000	1,381,222
Murata Manufacturing Co Ltd	48,000	1,891,626
NEC Corp*	668,000	3,346,414
Nidec Corp	12,400	821,007
Nikko Cordial Corp	661,000	2,660,115
Nippon Telegraph & Telephone Corp	225	884,821
Nissan Motor Co Ltd	882,000	8,454,004
Nitto Denko Corp	55,200	1,811,272
Nomura Holdings Inc	188,000	2,392,185
NTT DoCoMo Inc	698	1,515,238
ORIX Corp	63,600	3,525,958
Rohm Co Ltd	32,400	3,541,087
Sankyo Co Ltd	147,300	1,763,615

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Sekisui House Ltd	386,000	$2,932,788
Shimamura Co Ltd	25,800	1,428,187
Shionogi & Co Ltd	176,000	2,390,849
SMC Corp	10,600	894,765
Sony Corp	92,500	2,610,420
Sumitomo Forestry Co Ltd	98,000	508,942
Suzuki Motor Corp	400,000	5,216,665
TDK Corp	46,200	2,287,434
The Kansai Electric Power Co Inc	99,600	1,575,039
Tokyo Electron Ltd	143,800	6,831,611
Tokyu Corp	355,000	1,147,074
Toray Industries Inc	747,000	1,740,110
Tostem Inax Holding Corp	57,000	823,328
Yahoo Japan Corp*	130	2,116,557
Yamato Transport Co Ltd	74,000	821,124

		106,118,350

Luxembourg - 0.19%

SES Global FDR	188,800	1,226,247

Mexico - 0.98%

America Movil SA de CV ‘L’ ADR	132,700	2,488,125
Telefonos de Mexico SA de CV ‘L’ ADR	126,300	3,968,346

		6,456,471

Netherlands - 10.40%

ABN Amro Holding NV	541,390	10,362,200
Aegon NV	683,429	6,850,735
ASML Holding NV*	21,200	201,544
ASML Holding NV ‘NY’*	105,000	1,003,800
Heineken NV	250,900	8,912,235
ING Groep NV	276,000	4,800,379
Koninklijke KPN NV*	998,600	7,082,788
Koninklijke Philips Electronics NV	134,200	2,554,703
Koninklijke Philips Electronics NV ‘NY’	13,500	257,985
Numico NV	37,700	580,729
Reed Elsevier NV	47,700	563,140
Royal Dutch Petroleum Co	375,100	17,428,935
Royal Dutch Petroleum Co ‘NY’	40,000	1,864,800
STMicroelectronics NV	190,400	3,996,642
VNU NV	69,348	2,138,859

		68,599,474

New Zealand - 0.24%

Telecom Corp of New Zealand Ltd (NZSE)	509,172	1,567,219

Norway - 1.08%

Norsk Hydro ASA	77,200	3,797,028
Statoil ASA	387,200	3,299,200

		7,096,228

Portugal - 0.14%

Portugal Telecom SGPS SA	134,900	952,155

Russia - 0.19%

LUKOIL ADR	15,700	1,243,112

Singapore - 1.26%

DBS Group Holdings Ltd	61,000	356,887
DBS Group Holdings Ltd ADR~	385,000	2,251,826
Singapore Airlines Ltd	180,000	1,063,334
Singapore Telecommunications Ltd	5,390,600	4,623,576

		8,295,623

South Korea - 1.19%

Samsung Electronics Co Ltd	2,800	832,147
Samsung Electronics Co Ltd GDR	47,380	7,012,240

		7,844,387

Spain - 3.24%

Banco Bilbao Vizcaya Argentaria SA	715,200	7,522,741
Inditex SA	264,000	6,646,232
Repsol YPF SA	117,100	1,900,724
Telefonica SA*	454,329	5,280,182

		21,349,879

Sweden - 1.27%

Assa Abloy AB ‘B’	284,100	2,757,907
ForeningsSparbanken AB	250,300	3,464,414
Sandvik AB	50,000	1,312,081
Svenska Handelsbanken ‘A’	49,500	812,238

		8,346,640

Switzerland - 8.24%

Compagnie Financiere Richemont AG ‘A’	287,601	4,656,559
Credit Suisse Group	96,752	2,550,058
Holcim Ltd	121,895	4,510,457
Nestle SA	35,226	7,279,068
Novartis AG	311,479	12,343,098
Roche Holding AG	43,700	3,432,741
Swiss Reinsurance Co	116,510	6,464,643
Swisscom AG	25,206	7,174,560
Synthes-Stratec Inc	1,612	1,159,601
UBS AG	85,650	4,771,350

		54,342,135

Taiwan - 0.51%

Hon Hai Precision Industry Co Ltd GDR~	25,748	186,730
Taiwan Semiconductor Manufacturing ADR*	315,646	3,181,712

		3,368,442

United Kingdom - 18.24%

ARM Holdings PLC*	433,400	480,459
AstraZeneca PLC (FTSE)	36,600	1,471,567
AstraZeneca PLC (OMX)	549,100	22,318,901
BAE Systems PLC	1,444,205	3,405,152
Barclays PLC	425,000	3,164,421
BG Group PLC	1,207,900	5,366,214
BHP Billiton PLC	1,101,730	5,815,119
BOC Group PLC	114,400	1,471,700
Brambles Industries PLC	194,800	528,598
Centrica PLC	427,100	1,241,989
Compass Group PLC	200,000	1,081,280
GlaxoSmithKline PLC	48,000	971,316
HBOS PLC	264,900	3,438,489
HSBC Holdings PLC	539,800	6,394,972
Marks & Spencer Group PLC	354,762	1,853,417
mmO2 PLC*	2,331,000	2,188,774
National Grid Transco PLC	525,900	3,576,331
Pearson PLC	579,100	5,423,289
Prudential PLC	248,800	1,510,808
Reckitt Benckiser PLC	56,800	1,045,071
Reed Elsevier PLC	168,700	1,407,517
Reuters Group PLC	408,500	1,187,901
Royal Bank of Scotland Group PLC	371,200	10,441,182
Smiths Group PLC	445,420	5,181,050
Standard Chartered PLC	296,500	3,610,732

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Unilever PLC	439,400	$3,507,924
Vodafone Group PLC	11,305,103	22,165,913

		120,250,086

Total Common Stocks (Cost $669,807,970)		603,424,443

	Principal Amount
CONVERTIBLE CORPORATE BONDS & NOTES - 0.39%

Japan - 0.29%

SMFG Finance Corp 2.250% due 07/11/05 ~	JPY 249,000,000	1,936,055

Switzerland - 0.10%

Credit Suisse Group Finance Guernsey Ltd 6.000% due 12/23/05	CHF 786,000	670,883

Total Convertible Corporate Bonds & Notes (Cost $2,356,872)		2,606,938

SHORT-TERM INVESTMENT - 10.85%

Repurchase Agreement - 10.85%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $71,533,192; collateralized by U.S. Treasury Notes—market value $72,968,366 due 02/28/05)	$71,532,000	71,532,000

Total Short-Term Investment (Cost $71,532,000)		71,532,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 103.00% (Cost $745,100,801)		679,145,131

	Shares
SECURITIES LENDING COLLATERAL - 17.74%

State Street Navigator Securities Lending Prime Portfolio 1.140% ^^	116,977,349	116,977,349

Total Securities Lending Collateral (Cost $116,977,349)		116,977,349

TOTAL INVESTMENTS - 120.74% (Cost $862,078,150)		796,122,480

OTHER ASSETS & LIABILITIES, NET - (20.74%)		(136,768,029)

NET ASSETS - 100.00%		$659,354,451

Notes to Schedule of Investments

(a) Forward foreign currency contracts outstanding at June 30, 2003, were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation (Depreciation)

Buy	AUD	3,856,887	09/03	$28,717
Buy	CAD	10,274,289	07/03	555,379
Sell	CHF	4,167,435	07/03	(60,293)
Buy	EUR	9,672,929	09/03	737,656
Buy	EUR	2,955,126	10/03	264,191
Sell	HKD	24,141,019	10/03	28,434
Sell	JPY	478,569,150	07/03	33,820
Buy	JPY	300,837,191	09/03	30,832
Sell	JPY	1,225,974,690	09/03	87,921

				$1,706,657

(b) Principal amount denoted in the indicated currency:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Eurodollar

HKD - Hong Kong Dollar

JPY - Japanese Yen

(c) At June 30, 2003, the portfolio’s equity securities were diversified as a percentage of net assets as follows:

Financial Services	19.92%
Utilities	13.83%
Health Care	10.47%
Consumer Discretionary	9.81%
Technology	9.07%
Integrated Oils	5.62%
Materials & Processing	5.23%
Consumer Staples	4.98%
Autos & Transportation	4.34%
Diversified	3.91%
Producer Durables	3.31%
Energy	1.27%

Total Equity Securities	91.76%

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 40.87%

Collateralized Mortgage Obligations - 10.12%

Fannie Mae
6.000% due 06/25/27”	$3,642,800	$3,672,378
6.500% due 08/25/08”	3,555,000	3,937,319
8.000% due 10/25/19”	4,716,748	4,874,682
Freddie Mac
6.000% due 12/15/08”	4,568,326	4,753,391
6.000% due 04/15/27”	5,000,000	5,061,310
6.500% due 09/15/18”	10,785,700	11,221,390
7.000% due 09/15/30”	8,481,190	9,162,109
8.500% due 12/15/15”	5,189,788	5,412,082
Government National Mortgage Association
6.000% due 03/20/29”	5,000,000	5,096,294
6.000% due 04/16/29”	5,000,000	5,149,424

		58,340,379

Fannie Mae - 23.98%

4.500% due 07/01/18#”	10,000,000	10,203,120
4.756% due 04/01/33” ++	4,917,918	5,107,701
5.500% due 06/01/16”	313,378	325,677
5.500% due 10/01/16”	84,733	88,058
5.500% due 12/01/16”	1,203,795	1,251,042
5.500% due 01/01/17”	405,137	421,038
5.500% due 02/01/17”	881,920	916,451
5.500% due 03/01/17”	370,276	384,761
5.500% due 06/01/17”	36,968	38,414
5.500% due 07/01/17”	67,044	69,667
5.500% due 08/01/17”	829,466	861,913
5.500% due 09/01/17”	1,240,487	1,289,013
5.500% due 10/01/17”	411,025	427,104
5.500% due 11/01/17”	30,166	31,346
5.500% due 01/01/18”	1,619,500	1,682,854
5.500% due 03/01/18”	887,090	921,792
5.500% due 03/01/18#”	12,246,591	12,725,484
5.500% due 04/01/18”	72,607	75,446
5.500% due 05/01/18”	8,547,617	8,881,864
5.500% due 06/01/18”	18,000,000	18,703,876
5.748% due 02/01/32”++	2,368,171	2,452,620
6.000% due 01/01/18”	22,268,862	23,250,130
6.000% due 05/01/18”	1,849,318	1,930,803
6.500% due 02/01/33”	2,651,144	2,765,475
6.500% due 05/01/33”	25,585,788	26,706,282
7.000% due 05/01/33”	7,259,187	7,716,666
7.000% due 06/01/33”	8,501,413	9,038,951

		138,267,548

Freddie Mac - 6.77%

4.500% due 07/17/18#”	2,000,000	2,041,876
5.500% due 06/01/17”	720,525	747,598
5.500% due 10/01/17”	811,775	842,215
5.500% due 03/01/18”	1,633,762	1,695,057
5.500% due 04/01/18”	1,288,698	1,337,061
5.500% due 05/01/18”	517,543	536,972
6.000% due 04/01/14”	5,998,336	6,254,370
6.000% due 04/01/33”	24,637,374	25,552,613

		39,007,762

Total Mortgage-Backed Securities (Cost $237,618,854)		235,615,689

ASSET-BACKED SECURITIES - 10.35%

AmeriCredit Automobile Receivables Trust
2.110% due 08/06/07”	9,000,000	9,095,540
5.010% due 07/14/08”	4,125,000	4,323,791
Capital One Auto Finance Trust
1.830% due 10/15/07”	5,000,000	5,025,569
5.400% due 05/15/08”	5,000,000	5,292,655
CPS Auto Trust
2.688% due 04/15/10 ~”	10,000,000	10,000,000
First Auto Receivables Group Trust
1.965% due 12/15/07 ~”	7,500,000	7,500,000
Franklin Auto Trust
2.270% due 05/20/11”	8,000,000	7,998,428
WFS Financial Owner Trust
6.980% due 07/20/08”	10,000,000	10,437,043

Total Asset-Backed Securities (Cost $59,622,141)		59,673,026

STRIPPED ASSET-BACKED SECURITIES - 0.18%

Residential Asset Securities Corp (IO)
3.500% due 11/25/05”	14,463,448	488,141
Saxon Asset Securities Trust (IO)
4.750% due 01/25/05”	8,970,779	569,824

Total Stripped Asset-Backed Securities (Cost $1,059,335)		1,057,965

U.S. GOVERNMENT AGENCY ISSUES - 23.41%

Fannie Mae
2.410% due 05/26/06	20,000,000	20,223,980
2.530% due 04/07/06	20,000,000	20,393,360
3.050% due 04/30/07	22,443,000	22,725,131
3.660% due 04/30/08	7,785,000	7,940,988
Federal Farm Credit Bank
2.500% due 03/15/06	8,000,000	8,173,112
Federal Home Loan Bank
6.875% due 08/15/05	10,000,000	11,151,090
Freddie Mac
2.000% due 06/30/06	19,000,000	19,002,969
3.000% due 04/25/07	10,000,000	10,188,100
3.150% due 11/20/08	15,000,000	15,209,190

Total U.S. Government Agency Issues (Cost $133,860,491)		135,007,920

U.S. TREASURY BOND - 1.05%

8.875% due 08/15/17	4,000,000	6,052,500

Total U.S. Treasury Bond (Cost $6,296,651)		6,052,500

U.S. TREASURY NOTES - 22.16%

1.125% due 06/30/05	101,000,000	100,652,863
1.250% due 05/31/05	27,100,000	27,092,602

Total U.S. Treasury Notes (Cost $127,629,799)		127,745,465

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
U.S. TREASURY STRIP - 0.60%

0.000% due 11/15/24 (PO)	$10,000,000	$3,465,800

Total U.S. Treasury Strip (Cost $3,664,413)		3,465,800

SHORT-TERM INVESTMENTS - 5.85%

Repurchase Agreements - 5.85%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $28,000; collateralized by U.S. Treasury Bonds—market value $31,067 due 08/15/23)	28,000	28,000

UBS Securities Inc 0.950% due 07/01/03 (Dated 06/30/03, repurchase price of $33,700,889; collateralized by U.S. Treasury Bonds—market value $34,374,874 due 02/15/26)	33,700,000	33,700,000

Total Short-Term Investments (Cost $33,728,000)		33,728,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 104.47% (Cost $603,479,684)		602,346,365

	Shares
SECURITIES LENDING COLLATERAL - 1.70%

State Street Navigator Securities Lending Prime Portfolio 1.140% ^^	9,828,875	9,828,875

Total Securities Lending Collateral (Cost $9,828,875)		9,828,875

TOTAL INVESTMENTS - 106.17% (Cost $613,308,559)		612,175,240

OTHER ASSETS & LIABILITIES, NET - (6.17%)		(35,557,512)

NET ASSETS - 100.00%		$576,617,728

Note to Schedule of Investments

(a) The amount of $175,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	Number of Contracts	Unrealized Appreciation (Depreciation)

U.S. Treasury 2-Year Notes (09/03)	419	$92,100
U.S. Treasury 5-Year Notes (09/03)	475	231,570
U.S. Treasury 10-Year Notes (09/03)	18	5,113
U.S. Treasury 30-Year Bonds (09/03)	65	(150,065)

		$178,718

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

I-NET TOLLKEEPER PORTFOLIOSM

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 98.08%

Autos & Transportation - 0.74%

C.H. Robinson Worldwide Inc	11,180	$397,561

Consumer Discretionary - 37.71%

AOL Time Warner Inc*	106,420	1,712,298
Cendant Corp*	146,390	2,681,865
Clear Channel Communications Inc *	52,824	2,239,209
EchoStar Communications Corp ‘A’*	25,660	888,349
Electronic Arts Inc*	13,170	974,448
Iron Mountain Inc*	21,440	795,210
Liberty Media Corp ‘A’*	168,900	1,952,484
Metro-Goldwyn-Mayer Inc*	54,320	674,654
Sabre Holdings Corp	32,270	795,456
The E.W. Scripps Co ‘A’	6,100	541,192
Univision Communications Inc ‘A’*	75,900	2,307,360
Viacom Inc ‘B’*	74,198	3,239,485
Westwood One Inc*	45,130	1,531,261

		20,333,271

Financial Services - 10.13%

CheckFree Corp*	37,370	1,040,381
First Data Corp	57,040	2,363,738
SunGard Data Systems Inc*	10,820	280,346
The Charles Schwab Corp	176,140	1,777,252

		5,461,717

Producer Durables - 6.63%

Crown Castle International Corp*	348,470	2,707,612
W.W. Grainger Inc	18,620	870,671

		3,578,283

Technology - 34.51%

Avocent Corp*	27,590	825,769
Cisco Systems Inc*	102,050	1,703,214
Dell Computer Corp*	84,780	2,709,569
EMC Corp MA*	249,740	2,614,778
Integrated Circuit Systems Inc*	51,960	1,633,103
Intel Corp	56,800	1,180,531
Intuit Inc*	17,740	789,962
Microsoft Corp	113,140	2,897,515
QUALCOMM Inc	47,260	1,689,545
Symantec Corp*	11,580	507,899
Texas Instruments Inc	89,490	1,575,024
Xilinx Inc*	19,010	481,143

		18,608,052

Utilities - 8.36%

Cablevision Systems Corp ‘A’*	137,090	2,845,988
Cox Communications Inc ‘A’*	52,030	1,659,757

		4,505,745

Total U.S. Common Stocks (Cost $61,727,286)		52,884,629

	Principal Amount
SHORT-TERM INVESTMENT - 2.59%

Repurchase Agreement - 2.59%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $1,399,023; collateralized by U.S. Treasury Notes—market value $1,431,315 due 12/31/04)	$1,399,000	1,399,000

Total Short-Term Investment (Cost $1,399,000)		1,399,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.67% (Cost $63,126,286)		54,283,629

	Shares
SECURITIES LENDING COLLATERAL - 6.28%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	3,384,985	3,384,985

Total Securities Lending Collateral (Cost $3,384,985)		3,384,985

TOTAL INVESTMENTS - 106.95% (Cost $66,511,271)		57,668,614

OTHER ASSETS & LIABILITIES, NET - (6.95%)		(3,750,025)

NET ASSETS - 100.00%		$53,918,589

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

FINANCIAL SERVICES PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 91.15%

Financial Services - 91.15%

AMBAC Financial Group Inc	36,600	$2,424,750
American Express Co	70,100	2,930,881
American International Group Inc	66,100	3,647,398
Bank of America Corp	52,000	4,109,560
Bank One Corp	47,100	1,751,178
Capital One Financial Corp	15,300	752,454
Charter One Financial Inc	11,700	364,806
CIT Group Inc	15,500	382,075
Citigroup Inc	94,350	4,038,180
City National Corp CA	8,600	383,216
Compass Bancshares Inc	15,400	537,922
Eaton Vance Corp	9,000	284,400
Fannie Mae	21,700	1,463,448
Federated Investors Inc ‘B’	17,700	485,334
Fifth Third Bancorp	19,700	1,129,598
Financial Select Sector SPDR Fund	105,100	2,580,205
First Tennessee National Corp	17,600	772,816
FleetBoston Financial Corp	24,600	730,866
Franklin Resources Inc	37,200	1,453,404
Freddie Mac	10,300	522,931
Investors Financial Services Corp	32,600	945,726
iStar Financial Inc	28,500	1,040,250
J.P. Morgan Chase & Co	67,100	2,293,478
Legg Mason Inc	19,700	1,279,515
Lehman Brothers Holdings Inc	39,700	2,639,256
M&T Bank Corp	13,400	1,128,548
Marsh & McLennan Cos Inc	50,100	2,558,607
Mellon Financial Corp	26,800	743,700
Merrill Lynch & Co Inc	88,000	4,107,840
Morgan Stanley	10,000	427,500
New York Community Bancorp Inc	12,266	356,818
Northern Trust Corp	22,300	931,917
Principal Financial Group Inc	33,900	1,093,275
Providian Financial Corp*	36,100	334,286
Prudential Financial Inc	24,300	817,695
Radian Group Inc	37,900	1,389,035
Safeco Corp	37,500	1,323,000
SLM Corp	27,000	1,057,590
Synovus Financial Corp	34,900	750,350
TCF Financial Corp	14,400	573,696
The Allstate Corp	74,200	2,645,230
The Bank of New York Co Inc	70,900	2,038,375
The Bear Stearns Cos Inc	8,700	630,054
The Goldman Sachs Group Inc	4,900	410,375
The St. Paul Cos Inc	29,000	1,058,790
Travelers Property Casualty Corp ‘A’	26,200	416,580
U.S. Bancorp	16,000	392,000
Wachovia Corp	95,000	3,796,200
Wells Fargo & Co	78,100	3,936,240

		71,861,348

Total U.S. Common Stocks (Cost $68,398,939)		71,861,348

FOREIGN COMMON STOCKS - 5.32%

Bermuda - 2.87%

Endurance Specialty Holdings Ltd	19,700	588,045
PartnerRe Ltd	8,500	434,435
Platinum Underwriters Holdings Ltd	26,000	705,640
RenaissanceRe Holdings Ltd	11,700	532,584

		2,260,704

Switzerland - 1.77%

UBS AG (NYSE)	25,100	1,390,540

United Kingdom - 0.68%

Willis Group Holdings Ltd	17,500	538,125

Total Foreign Common Stocks (Cost $3,715,184)		4,189,369

	Principal Amount
SHORT-TERM INVESTMENT - 3.56%

Repurchase Agreement - 3.56%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $2,805,047; collateralized by U.S. Treasury Notes—market value $2,865,659 due 02/28/05)	$2,805,000	2,805,000

Total Short-Term Investment (Cost $2,805,000)		2,805,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.03% (Cost $74,919,123)		78,855,717

	Shares
SECURITIES LENDING COLLATERAL - 6.96%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	5,487,089	5,487,089

Total Securities Lending Collateral (Cost $5,487,089)		5,487,089

TOTAL INVESTMENTS - 106.99% (Cost $80,406,212)		84,342,806

OTHER ASSETS & LIABILITIES, NET - (6.99%)		(5,507,299)

NET ASSETS - 100.00%		$78,835,507

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 82.32%

Consumer Staples - 1.42%

Procter & Gamble Co	16,100	$1,435,798

Health Care - 78.32%

Abbott Laboratories	94,040	4,115,190
AdvancePCS*	36,900	1,410,687
Aetna Inc	46,400	2,793,280
Allergan Inc	22,500	1,734,750
Amgen Inc*	57,200	3,800,368
Anthem Inc*	38,600	2,977,990
Barr Laboratories Inc*	20,700	1,355,850
Biomet Inc	33,400	957,244
Boston Scientific Corp*	28,400	1,735,240
Bristol-Myers Squibb Co	149,900	4,069,785
C.R. Bard Inc	24,900	1,775,619
Caremark Rx Inc*	48,400	1,242,912
Chiron Corp*	20,400	891,888
Coventry Health Care Inc*	10,200	470,832
Eli Lilly & Co	65,500	4,517,535
Express Scripts Inc*	19,600	1,339,072
Forest Laboratories Inc*	66,660	3,649,635
Genentech Inc*	29,300	2,113,116
Genzyme Corp-General Division*	37,900	1,584,220
Gilead Sciences Inc*	30,680	1,705,194
Health Management Associates Inc ‘A’	37,200	686,340
Health Net Inc*	18,900	622,755
Johnson & Johnson	72,141	3,729,690
MedImmune Inc*	26,600	967,442
Medtronic Inc	18,100	868,257
Merck & Co Inc	69,000	4,177,950
Mid Atlantic Medical Services Inc*	18,200	951,860
Pfizer Inc	122,648	4,188,429
Pharmaceutical HOLDRs Trust	59,000	4,773,100
Pharmaceutical Resources Inc*	30,200	1,469,532
UnitedHealth Group Inc	55,500	2,788,875
Varian Medical Systems Inc*	35,780	2,059,855
WellPoint Health Networks Inc*	29,700	2,503,710
Wyeth	89,400	4,072,170
Zimmer Holdings Inc*	27,480	1,237,974

		79,338,346

Technology - 2.58%

Biotech HOLDRs Trust	21,200	2,612,900

Total U.S. Common Stocks (Cost $73,310,544)		83,387,044

FOREIGN COMMON STOCKS - 15.03%

Israel - 4.38%

Teva Pharmaceutical Industries Ltd ADR	77,940	4,437,124

Switzerland - 4.65%

Alcon Inc	41,700	1,905,690
Novartis AG ADR	70,500	2,806,605

		4,712,295

United Kingdom - 6.00%

AstraZeneca PLC ADR	68,300	2,784,591
GlaxoSmithKline PLC ADR	74,700	3,028,338
Smith & Nephew PLC	45,700	263,330

		6,076,259

Total Foreign Common Stocks (Cost $13,001,012)		15,225,678

	Principal Amount
SHORT-TERM INVESTMENT - 2.36%

Repurchase Agreement - 2.36%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $2,393,040; collateralized by U.S. Treasury Notes—market value $2,445,295 due 04/30/04)	$2,393,000	2,393,000

Total Short-Term Investment (Cost $2,393,000)		2,393,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.71% (Cost $88,704,556)		101,005,722

	Shares
SECURITIES LENDING COLLATERAL - 10.18%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	10,307,175	10,307,175

Total Securities Lending Collateral (Cost $10,307,175)		10,307,175

TOTAL INVESTMENTS - 109.89% (Cost $99,011,731)		111,312,897

OTHER ASSETS & LIABILITIES, NET - (9.89%)		(10,017,411)

NET ASSETS - 100.00%		$101,295,486

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 82.55%

Consumer Discretionary - 8.84%

Amazon.com Inc*	15,100	$550,999
AOL Time Warner Inc*	19,400	312,146
eBay Inc*	17,000	1,771,060
Electronic Arts Inc*	4,600	340,354
InterActiveCorp*	20,620	815,933
VeriSign Inc*	31,300	432,879
Yahoo! Inc*	26,200	858,312

		5,081,683

Financial Services - 5.02%

Affiliated Computer Services Inc ‘A’*	6,100	278,953
CheckFree Corp*	16,200	451,008
First Data Corp	23,200	961,408
Fiserv Inc*	12,800	455,808
Paychex Inc	18,600	545,166
The BISYS Group Inc*	10,400	191,048

		2,883,391

Health Care - 1.95%

Amgen Inc*	8,100	538,164
Genentech Inc*	4,400	317,328
Varian Medical Systems Inc*	4,600	264,822

		1,120,314

Producer Durables - 6.23%

Applied Materials Inc*	52,200	827,892
Axcelis Technologies Inc*	11,700	71,604
KLA-Tencor Corp*	13,900	646,211
Lam Research Corp*	31,300	569,973
Lexmark International Inc*	5,800	410,466
Novellus Systems Inc*	16,200	593,260
Teradyne Inc*	19,500	337,545
Thermo Electron Corp*	5,800	121,916

		3,578,867

Technology - 58.69%

ADC Telecommunications Inc*	88,800	206,726
Adobe Systems Inc	26,700	856,269
Advanced Fibre Communications Inc*	4,600	75,348
Altera Corp*	26,600	436,240
Analog Devices Inc*	8,600	299,452
Apple Computer Inc*	16,000	305,920
Applied Micro Circuits Corp*	44,800	271,040
Autodesk Inc	11,600	187,456
BEA Systems Inc*	69,600	755,856
Broadcom Corp ‘A’*	40,600	1,011,346
ChipPAC Inc ‘A’*	8,200	62,894
CIENA Corp*	18,600	96,534
Cisco Systems Inc*	168,200	2,807,258
Corning Inc*	44,300	327,377
Cypress Semiconductor Corp*	13,900	166,800
Dell Computer Corp*	51,100	1,633,156
EMC Corp MA*	130,000	1,361,100
Emulex Corp*	20,100	457,677
Fairchild Semiconductor International Inc*	8,100	103,599
GlobespanVirata Inc*	55,000	453,750
Hewlett-Packard Co	27,200	579,360
Intel Corp	112,000	2,327,808
International Business Machines Corp	11,400	940,500
Intersil Corp ‘A’*	15,900	423,099
Intuit Inc*	11,600	516,548
Jabil Circuit Inc*	23,200	512,720
JDS Uniphase Corp*	30,100	105,651
Juniper Networks Inc*	29,000	358,730
Linear Technology Corp	22,000	708,620
Lucent Technologies Inc*	133,600	271,208
Macromedia Inc*	6,700	140,968
Maxim Integrated Products Inc	25,200	861,588
McDATA Corp ‘A’*	29,700	435,699
Mercury Interactive Corp*	19,700	760,617
Microchip Technology Inc	18,100	445,803
Micromuse Inc*	22,000	175,780
Micron Technology Inc*	21,800	253,534
Microsoft Corp	93,900	2,404,779
Motorola Inc	15,200	143,336
National Semiconductor Corp*	15,100	297,772
NetScreen Technologies Inc*	20,900	471,295
Network Appliance Inc*	58,000	940,180
Oracle Corp*	94,800	1,139,496
PMC-Sierra Inc*	13,900	163,047
QLogic Corp*	17,300	836,109
QUALCOMM Inc	8,750	312,813
Red Hat Inc*	19,800	149,886
Sanmina-SCI Corp*	18,200	114,842
Siebel Systems Inc*	39,900	380,646
Software HOLDRs Trust	17,400	549,492
Symantec Corp*	12,600	552,636
Synopsys Inc*	3,200	197,920
Texas Instruments Inc	26,800	471,680
UTStarcom Inc*	20,900	743,413
VERITAS Software Corp*	37,100	1,063,657
Verity Inc*	15,100	191,166
Vitesse Semiconductor Corp*	68,000	334,560
Xilinx Inc*	22,400	566,944

		33,719,700

Utilities - 1.82%

AT&T Wireless Services Inc*	22,100	181,441
Comcast Corp ‘A’*	8,100	244,458
Nextel Communications Inc ‘A’*	24,400	441,152
SBC Communications Inc	3,500	89,425
Verizon Communications Inc	2,300	90,735

		1,047,211

Total U.S. Common Stocks (Cost $42,824,214)		47,431,166

FOREIGN COMMON STOCKS - 12.66%

Canada - 1.94%

Celestica Inc*	23,800	375,088
Cognos Inc*	13,600	367,200
Nortel Networks Corp*	136,900	369,630

		1,111,918

Cayman Islands - 0.80%

Garmin Ltd*	1,200	47,844
Seagate Technology*	23,500	414,775

		462,619

Finland - 1.49%

Nokia OYJ ADR	52,200	857,646

France - 1.24%

Alcatel SA ADR*	51,300	459,135
Business Objects SA ADR*	11,600	254,620

		713,755

Germany - 0.18%

SAP AG ADR	3,500	102,270

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Israel - 1.50%

Check Point Software Technologies Ltd*	30,750	$601,163
Teva Pharmaceutical Industries Ltd ADR	4,600	261,878

		863,041

Netherlands - 0.29%

ASML Holding NV ‘NY’*	17,400	166,344

Singapore - 1.26%

Chartered Semiconductor Manufacturing ADR*	16,100	82,915
Flextronics International Ltd*	61,500	638,985

		721,900

South Korea - 0.59%

Samsung Electronics Co Ltd GDR~	2,300	340,400

Taiwan - 1.28%

Taiwan Semiconductor Manufacturing ADR*	58,086	585,507
United Microelectronics Corp ADR*	39,876	149,535

		735,042

United Kingdom - 2.09%

Amdocs Ltd*	34,800	835,200
Vodafone Group PLC ADR	18,600	365,490

		1,200,690

Total Foreign Common Stocks (Cost $6,711,257)		7,275,625

	Principal Amount
SHORT-TERM INVESTMENT - 5.57%

Repurchase Agreement - 5.57%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $3,202,053; collateralized by U.S. Treasury Notes—market value $3,271,267 due 02/15/12)	$3,202,000	3,202,000

Total Short-Term Investment (Cost $3,202,000)		3,202,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.78% (Cost $52,737,471)		57,908,791

	Shares
SECURITIES LENDING COLLATERAL - 13.71%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	7,877,241	7,877,241

Total Securities Lending Collateral (Cost $7,877,241)		7,877,241

TOTAL INVESTMENTS - 114.49% (Cost $60,614,712)		65,786,032

OTHER ASSETS & LIABILITIES, NET - (14.49%)		(8,325,813)

NET ASSETS - 100.00%		$57,460,219

Note to Schedule of Investments

(a) Transactions in options for the period ended June 30, 2003, were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2002	155	$27,434
Options Written	662	142,132
Options Expired	(307)	(49,017)
Options Repurchased	(510)	(120,549)

Outstanding, June 30, 2003	0	$0

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

TELECOMMUNICATIONS PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 59.78%

Consumer Discretionary - 12.37%

Clear Channel Communications Inc*	5,910	$250,525
eBay Inc*	1,100	114,598
EchoStar Communications Corp ‘A’*	17,210	595,810
Liberty Media Corp ‘A’*	28,150	325,414
Univision Communications Inc ‘A’*	10,330	314,032
Viacom Inc ‘B’*	5,030	219,610
Yahoo! Inc*	3,700	121,212

		1,941,201

Financial Services - 2.07%

NASDAQ-100 Index Tracking Stock*	10,900	325,365

Technology - 15.59%

Advanced Fibre Communications Inc*	2,400	39,312
Agere Systems Inc ‘A’*	33,400	77,822
Applied Micro Circuits Corp*	7,200	43,560
Avaya Inc*	4,400	28,424
Cisco Systems Inc*	22,060	368,181
Comverse Technology Inc*	10,340	155,410
Corning Inc*	35,200	260,128
JDS Uniphase Corp*	29,300	102,843
Juniper Networks Inc*	13,020	161,057
Lucent Technologies Inc*	62,200	126,266
Motorola Inc	17,400	164,082
QUALCOMM Inc	5,500	196,625
Semiconductor HOLDRs Trust	6,400	181,312
Skyworks Solutions Inc*	10,200	69,054
Software HOLDRs Trust	5,600	176,848
Texas Instruments Inc	7,100	124,960
UTStarcom Inc*	4,800	170,736

		2,446,620

Utilities - 29.75%

Alltel Corp	7,950	383,349
AT&T Corp	5,588	107,569
AT&T Wireless Services Inc*	74,200	609,182
BellSouth Corp	11,090	295,327
CenturyTel Inc	11,820	411,927
Comcast Corp ‘A’*	11,375	343,298
Commonwealth Telephone Enterprises Inc*	600	26,382
Cox Communications Inc ‘A’*	7,960	253,924
Nextel Communications Inc ‘A’*	48,160	870,733
Nextel Partners Inc ‘A’*	3,780	27,594
Qwest Communications International Inc*	48,780	233,168
SBC Communications Inc	10,980	280,539
Sprint Corp-FON Group	14,960	215,424
Sprint Corp-PCS Group*	46,630	268,122
Verizon Communications Inc	8,680	342,426

		4,668,964

Total U.S. Common Stocks (Cost $8,209,387)		9,382,150

FOREIGN COMMON STOCKS - 28.45%

Australia - 0.50%

Telstra Corp Ltd	26,400	78,112

Canada - 3.09%

BCE Inc	13,470	309,933
Nortel Networks Corp*	65,200	176,040

		485,973

Cayman Islands - 0.48%

Garmin Ltd*	1,900	75,753

Finland - 3.38%

Nokia OYJ ADR	32,260	530,032

France - 3.44%

Alcatel SA ADR*	24,420	218,559
France Telecom SA*	11,600	284,831
Orange SA*	4,100	36,433

		539,823

Germany - 2.51%

Deutsche Telekom AG*	25,900	394,794

Italy - 1.43%

Telecom Italia Mobile SPA	16,290	80,335
Telecom Italia SPA	16,000	144,935

		225,270

Mexico - 1.30%

America Movil SA de CV ‘L’ ADR	5,900	110,625
Telefonos de Mexico SA de CV ‘L’ ADR	2,950	92,689

		203,314

New Zealand - 0.51%

Telecom Corp of New Zealand Ltd (NZSE)	25,900	79,720

Portugal - 1.33%

Portugal Telecom SGPS SA ADR	29,200	208,488

South Korea - 2.38%

KT Corp ADR	7,170	141,321
Samsung Electronics Co Ltd GDR~	1,120	165,760
SK Telecom Co Ltd ADR	3,500	66,010

		373,091

Spain - 0.81%

Telefonica SA*	11,000	127,841

Sweden - 0.74%

Telefonaktiebolaget LM Ericsson ADR*	10,900	115,867

United Kingdom - 6.55%

Amdocs Ltd*	17,080	409,920
Vodafone Group PLC ADR	31,450	617,992

		1,027,912

Total Foreign Common Stocks (Cost $3,945,118)		4,465,990

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

TELECOMMUNICATIONS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
PURCHASED PUT OPTION - 0.07%

Juniper Networks Inc
Strike @ 12.50 Exp. 10/18/03 65 Contracts	$6,500	$11,375

Total Purchased Put Option (Cost $9,620)		11,375

SHORT-TERM INVESTMENT - 8.16%

Repurchase Agreement - 8.16%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $1,280,021; collateralized by U.S. Treasury Notes—market value $1,308,507 due 02/15/12)	1,280,000	1,280,000

Total Short-Term Investment (Cost $1,280,000)		1,280,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 96.46% (Cost $13,444,125)		15,139,515

	Shares
SECURITIES LENDING COLLATERAL - 10.82%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	1,698,606	1,698,606

Total Securities Lending Collateral (Cost $1,698,606)		1,698,606

TOTAL INVESTMENTS - 107.28% (Cost $15,142,731)		16,838,121

OTHER ASSETS & LIABILITIES, NET - (7.28%)		(1,143,199)

NET ASSETS - 100.00%		$15,694,922

Notes to Schedule of Investments

(a) Transactions in options for the period ended June 30, 2003, were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2002	0	$0
Options Written	402	26,272
Options Expired	(44)	(1,452)
Options Repurchased	(180)	(16,083)

Outstanding, June 30, 2003	178	$8,737

(b) Premiums received and value of written options outstanding at June 30, 2003:

Type	Notional Amount	Premium	Value

Call - CBOE Nextel Communications Inc
Strike @ 17.50 Exp 08/16/03	$11,300	$3,342	$22,035
Call - CBOE Juniper Networks Inc
Strike @ 20.00 Exp 01/17/04	$6,500	5,395	2,438

		$8,737	$24,473

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

GROWTH LT PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. CONVERTIBLE PREFERRED STOCK - 0.37%

Autos & Transportation - 0.37%

General Motors Corp 6.250%	222,290	$5,535,021

Total U.S. Convertible Preferred Stock (Cost $5,557,250)		5,535,021

U.S. COMMON STOCKS - 84.90%

Autos & Transportation - 0.31%

Kansas City Southern*	266,690	3,208,281
Polaris Industries Inc	23,855	1,464,697

		4,672,978

Consumer Discretionary - 24.12%

Allied Waste Industries Inc*	813,550	8,176,177
Amazon.com Inc*	737,540	26,912,835
AOL Time Warner Inc*	2,066,353	33,247,620
AutoZone Inc*	11,160	847,825
Avon Products Inc	332,985	20,711,667
Best Buy Co Inc*	98,050	4,306,356
Dollar Tree Stores Inc*	754,070	23,926,641
EchoStar Communications Corp ‘A’*	533,370	18,465,269
Electronic Arts Inc*	131,480	9,728,205
InterActiveCorp*	717,025	28,372,679
International Game Technology*	86,720	8,874,058
Kohl’s Corp*	134,565	6,913,950
Liberty Media Corp ‘A’*	9,479,587	109,584,026
The TJX Cos Inc	390,370	7,354,571
Yahoo! Inc*	1,302,700	42,676,452
Yum! Brands Inc*	450,340	13,312,050

		363,410,381

Consumer Staples - 0.42%

Whole Foods Market Inc*	133,795	6,359,276

Energy - 2.43%

BJ Services Co*	475,980	17,782,613
Patterson-UTI Energy Inc*	202,595	6,564,078
Smith International Inc*	333,000	12,234,420

		36,581,111

Financial Services - 15.32%

AFLAC Inc	431,290	13,262,168
Berkshire Hathaway Inc ‘B’*	25,899	62,934,570
Citigroup Inc	452,705	19,375,774
E*TRADE Group Inc*	1,208,905	10,275,692
Fannie Mae	288,430	19,451,719
Fifth Third Bancorp	398,885	22,872,066
Franklin Financial Corp TN	23,045	692,502
Freddie Mac	346,935	17,613,890
The Allstate Corp	922,420	32,884,273
The Goldman Sachs Group Inc	375,330	31,433,888

		230,796,542

Health Care - 14.40%

Anthem Inc*	378,035	29,165,400
Caremark Rx Inc*	338,670	8,697,046
Eli Lilly & Co	117,175	8,081,560
Forest Laboratories Inc*	798,165	43,699,534
Guidant Corp	632,315	28,068,463
INAMED Corp*	21,385	1,148,161
MedImmune Inc*	192,945	7,017,410
Medtronic Inc	619,720	29,727,968
Pfizer Inc	946,335	32,317,340
UnitedHealth Group Inc	577,060	28,997,265

		216,920,147

Integrated Oils - 1.69%

Murphy Oil Corp	483,980	25,457,348

Producer Durables - 4.85%

Applied Materials Inc*	616,370	9,775,628
Lockheed Martin Corp	602,695	28,670,201
Northrop Grumman Corp	300,260	25,909,435
Novellus Systems Inc*	237,570	8,700,051

		73,055,315

Technology - 15.27%

Apple Computer Inc*	1,476,790	28,236,225
CIENA Corp*	1,006,600	5,224,254
Cisco Systems Inc*	2,307,015	38,504,080
Computer Associates International Inc	2,721,930	60,644,600
Dell Computer Corp*	229,405	7,331,784
Intuit Inc*	97,935	4,361,046
Microsoft Corp	1,266,260	32,428,919
NetScreen Technologies Inc*	243,455	5,489,910
NVIDIA Corp*	95,085	2,187,906
Symantec Corp*	277,735	12,181,457
Synopsys Inc*	332,115	20,541,313
Texas Instruments Inc	733,455	12,908,808

		230,040,302

Utilities - 6.09%

Cablevision Systems Corp ‘A’*	2,076,116	43,100,168
Comcast Corp Special ‘A’*	1,024,840	29,546,137
Cox Communications Inc ‘A’*	597,975	19,075,402

		91,721,707

Total U.S. Common Stocks (Cost $1,155,101,178)		1,279,015,107

FOREIGN PREFERRED STOCK - 0.18%

Germany - 0.18%

Porsche AG	6,269	2,644,794

Total Foreign Preferred Stock (Cost $1,846,674)		2,644,794

FOREIGN COMMON STOCKS - 11.41%

Bermuda - 0.59%

Accenture Ltd ‘A’*	491,730	8,895,396

Canada - 2.57%

Canadian National Railway Co	455,625	21,988,462
EnCana Corp (TSX)	437,765	16,766,020

		38,754,482

Finland - 2.96%

Nokia OYJ	194,164	3,200,703
Nokia OYJ ADR	2,518,010	41,370,904

		44,571,607

South Korea - 2.65%

Samsung Electronics Co Ltd	134,300	39,913,353

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

GROWTH LT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Switzerland - 1.64%

Givaudan SA	13,675	$5,762,790
Roche Holding AG	241,359	18,959,333

		24,722,123

United Kingdom - 1.00%

Willis Group Holdings Ltd	487,205	14,981,554

Total Foreign Common Stocks (Cost $163,171,779)		171,838,515

	Principal Amount
SHORT-TERM INVESTMENTS - 3.61%

Commercial Paper - 2.52%

General Electric Capital Corp 1.320% due 07/01/03	$37,900,000	37,900,000

U. S. Government Agency Issue - 1.08%

Fannie Mae 0.950% due 07/01/03	16,400,000	16,400,000

Repurchase Agreement - 0.01%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $73,001; collateralized by U.S. Treasury Notes—market value $77,088 due 11/15/04)	73,000	73,000

Total Short-Term Investments (Cost $54,373,000)		54,373,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.47% (Cost $1,380,049,881)		1,513,406,437

	Shares
SECURITIES LENDING COLLATERAL - 6.98%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	105,189,797	105,189,797

Total Securities Lending Collateral (Cost $105,189,797)		105,189,797

TOTAL INVESTMENTS - 107.45% (Cost $1,485,239,678)		1,618,596,234

OTHER ASSETS & LIABILITIES, NET - (7.45%)		(112,193,245)

NET ASSETS - 100.00%		$1,506,402,989

Note to Schedule of Investments

(a) Forward foreign currency contracts outstanding at June 30, 2003, were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation (Depreciation)

Buy	EUR	4,400,000	07/03	$394,005
Sell	EUR	8,100,000	07/03	(625,899)
Sell	EUR	2,400,000	09/03	(204,118)
Buy	EUR	3,600,000	10/03	88,550
Buy	EUR	1,500,000	10/03	(25,332)
Sell	EUR	13,100,000	10/03	(1,066,630)
Sell	KRW	4,050,000,000	11/03	(27,903)

				($1,467,327)

(b) Principal amount denoted in the indicated currency:

EUR - Eurodollar

KRW - Korean Won

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

FOCUSED 30 PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 72.30%

Consumer Discretionary - 38.09%

Alberto-Culver Co ‘B’	10,015	$511,766
AOL Time Warner Inc*	156,625	2,520,096
Avon Products Inc	14,870	924,914
Best Buy Co Inc*	19,810	870,055
Costco Wholesale Corp*	44,515	1,629,249
eBay Inc*	4,730	492,771
Fox Entertainment Group Inc ‘A’*	26,780	770,728
Fred’s Inc	27,035	1,005,161
Getty Images Inc*	37,845	1,562,998
Hispanic Broadcasting Corp*	53,390	1,358,776
InterActiveCorp*	69,190	2,737,848
Metro-Goldwyn-Mayer Inc*	30,735	381,729
Nike Inc ‘B’	8,455	452,258
Radio One Inc ‘D’*	44,735	794,941
Six Flags Inc*	90,435	613,149
TiVo Inc*	132,760	1,617,017
Univision Communications Inc ‘A’*	26,100	793,440
XM Satellite Radio Holdings Inc ‘A’*	39,430	435,702

		19,472,598

Consumer Staples - 5.94%

Performance Food Group Co*	82,020	3,034,740

Energy - 1.80%

EOG Resources Inc	21,945	918,179

Financial Services - 13.77%

Berkshire Hathaway Inc ‘B’*	783	1,902,690
Chicago Mercantile Exchange Inc	14,330	997,798
Citigroup Inc	27,390	1,172,292
Paychex Inc	101,140	2,964,413

		7,037,193

Health Care - 6.07%

Dade Behring Holdings Inc*	18,995	436,315
Forest Laboratories Inc*	18,480	1,011,780
Sepracor Inc*	74,815	1,348,914
Tenet Healthcare Corp*	26,347	306,943

		3,103,952

Materials & Processing - 1.49%

LNR Property Corp	20,315	759,781

Producer Durables - 4.23%

Flowserve Corp*	109,945	2,162,618

Technology - 0.91%

Apple Computer Inc*	24,440	467,293

Total U.S. Common Stocks (Cost $30,568,416)		36,956,354

FOREIGN COMMON STOCKS - 21.10%

Bermuda - 2.31%

XL Capital Ltd ‘A’	14,255	1,183,165

Canada - 8.96%

EnCana Corp (NYSE)	9,280	356,074
EnCana Corp (TSX)	67,558	2,587,413
Molson Inc ‘A’	60,502	1,635,468

		4,578,955

Germany - 0.85%

Adidas-Salomon AG	5,070	433,619

Israel - 3.39%

Check Point Software Technologies Ltd*	58,290	1,139,570
Taro Pharmaceuticals Industries Ltd*	10,780	591,606

		1,731,176

Russia - 1.06%

YUKOS ADR	9,645	540,120

South Korea - 0.68%

KorAm Bank	51,780	348,090

Switzerland - 0.96%

Roche Holding AG	6,276	492,995

United Kingdom - 2.89%

ARM Holdings PLC*	843,843	935,469
FKI PLC	411,046	542,393

		1,477,862

Total Foreign Common Stocks (Cost $9,365,735)		10,785,982

	Principal Amount
U.S. CONVERTIBLE CORPORATE BOND - 0.85%

Health Care - 0.85%

Sepracor Inc 7.000% due 12/15/05	$420,000	432,600

Total U.S. Convertible Corporate Bond (Cost $335,239)		432,600

SHORT-TERM INVESTMENTS - 7.18%

Commercial Paper - 7.04%

General Electric Capital Corp 1.320% due 07/01/03	1,800,000	1,800,000
Prudential Funding Corp 1.210% due 07/01/03	1,800,000	1,800,000

		3,600,000

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

FOCUSED 30 PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
Repurchase Agreement - 0.14%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $69,001; collateralized by U.S. Treasury Notes—market value $70,613 due 05/15/07)	$69,000	$69,000

Total Short-Term Investments (Cost $3,669,000)		3,669,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.43% (Cost $43,938,390)		51,843,936

	Shares
SECURITIES LENDING COLLATERAL - 17.16%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	8,772,142	8,772,142

Total Securities Lending Collateral (Cost $8,772,142)		8,772,142

TOTAL INVESTMENTS - 118.59% (Cost $52,710,532)		60,616,078

OTHER ASSETS & LIABILITIES, NET - (18.59%)		(9,500,013)

NET ASSETS - 100.00%		$51,116,065

Note to Schedule of Investments

(a) Forward foreign currency contracts outstanding at June 30, 2003, were as follows:

Contract to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Depreciation

Sell	KRW	200,000,000	11/03	($940)

(b) Principal amount denoted in the indicated currency:

KRW - Korean Won

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 97.48%

Autos & Transportation - 3.04%

Lear Corp*	255,500	$11,758,110
Swift Transportation Co Inc*	725,300	13,505,086

		25,263,196

Consumer Discretionary - 25.88%

American Eagle Outfitters Inc*	497,695	9,127,727
ARAMARK Corp ‘B’*	798,000	17,891,160
Black & Decker Corp	287,700	12,500,565
Borders Group Inc*	541,700	9,539,337
CDW Corp*	272,100	12,462,180
Lee Enterprises Inc	325,700	12,223,521
Mandalay Resort Group	413,200	13,160,420
Mattel Inc	853,000	16,138,760
Mohawk Industries Inc*	214,100	11,888,973
Newell Rubbermaid Inc	426,300	11,936,400
Nike Inc ‘B’	218,000	11,660,820
Polo Ralph Lauren Corp	558,600	14,406,294
Republic Services Inc*	742,000	16,821,140
The Gap Inc	720,500	13,516,580
The TJX Cos Inc	876,200	16,507,608
Yum! Brands Inc*	507,500	15,001,700

		214,783,185

Consumer Staples - 3.56%

NBTY Inc*	582,600	12,269,556
Pepsi Bottling Group Inc	862,900	17,275,258

		29,544,814

Diversified - 1.34%

Eaton Corp	142,000	11,162,620

Energy - 3.80%

Baker Hughes Inc	286,300	9,611,091
Burlington Resources Inc	158,600	8,575,502
Cooper Cameron Corp*	173,500	8,740,930
Valero Energy Corp	127,600	4,635,708

		31,563,231

Financial Services - 20.63%

AMB Property Corp	411,100	11,580,687
Archstone-Smith Trust	515,500	12,372,000
City National Corp CA	388,600	17,316,016
Federated Investors Inc ‘B’	332,100	9,106,182
Golden West Financial Corp	115,900	9,273,159
Health Care Property Investors Inc	384,900	16,300,515
Jefferson-Pilot Corp	368,600	15,282,156
Mercantile Bankshares Corp	301,200	11,861,256
Northern Trust Corp	177,000	7,396,830
Protective Life Corp	307,900	8,236,325
SEI Investments Co	529,100	16,931,200
SouthTrust Corp	391,600	10,651,520
Student Loan Corp	100,200	12,625,200
The Dun & Bradstreet Corp*	299,400	12,305,340

		171,238,386

Health Care - 15.23%

AmerisourceBergen Corp	197,800	13,717,430
Barr Laboratories Inc*	205,200	13,440,600
DaVita Inc*	584,300	15,647,554
First Health Group Corp*	533,400	14,721,840
Genzyme Corp-General Division*	185,800	7,766,440
Guidant Corp	415,600	18,448,484
King Pharmaceuticals Inc*	779,400	11,503,944
Laboratory Corp of America Holdings*	605,800	18,264,870
Triad Hospitals Inc*	521,300	12,938,666

		126,449,828

Integrated Oils - 1.62%

GlobalSantaFe Corp	575,500	13,432,170

Materials & Processing - 4.95%

American Standard Cos Inc*	190,700	14,098,451
Avery Dennison Corp	256,000	12,851,200
Rohm & Haas Co	456,375	14,161,316

		41,110,967

Producer Durables - 6.93%

Alliant Techsystems Inc*	238,600	12,385,726
Lexmark International Inc*	96,800	6,850,536
Pitney Bowes Inc	438,500	16,842,785
Rockwell Collins Inc	427,300	10,524,399
Waters Corp*	374,800	10,917,924

		57,521,370

Technology - 6.55%

Altera Corp*	418,300	6,860,120
Apple Computer Inc*	712,200	13,617,264
BMC Software Inc*	878,200	14,341,006
PeopleSoft Inc*	639,800	11,254,082
Symantec Corp*	188,600	8,271,996

		54,344,468

Utilities - 3.95%

Entergy Corp	162,700	8,587,306
KeySpan Corp	375,400	13,307,930
NiSource Inc	571,300	10,854,700

		32,749,936

Total U.S. Common Stocks (Cost $739,570,399)		809,164,171

	Principal Amount
SHORT-TERM INVESTMENT - 2.27%

Repurchase Agreement - 2.27%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $18,833,314; collateralized by U.S. Treasury Notes—market value $19,212,026 due 02/28/05)	$18,833,000	18,833,000

Total Short-Term Investment (Cost $18,833,000)		18,833,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.75% (Cost $758,403,399)		827,997,171

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.58%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	37,984,828	$37,984,828

Total Securities Lending Collateral (Cost $37,984,828)		37,984,828

TOTAL INVESTMENTS - 104.33% (Cost $796,388,227)		865,981,999

OTHER ASSETS & LIABILITIES, NET - (4.33%)		(35,936,115)

NET ASSETS - 100.00%		$830,045,884

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.87%

Denmark - 1.99%

Danske Bank AS	1,187,000	$23,146,280

Finland - 2.84%

Nokia OYJ	2,000,000	32,969,065

France - 12.45%

Aventis SA (FTSE)	567,320	31,245,088
AXA	2,156,728	33,494,864
Societe Generale ‘A’	506,000	32,108,283
Total SA	314,595	47,592,136

		144,440,371

Germany - 1.77%

Siemens AG	418,000	20,493,815

Ireland - 2.76%

Allied Irish Banks PLC (ISEQ)	2,131,000	32,066,428

Italy - 5.95%

Eni SPA	2,870,935	43,464,694
Sanpaolo IMI SPA	2,750,000	25,574,591

		69,039,285

Japan - 5.98%

Canon Inc	785,000	36,113,801
Kao Corp	1,783,000	33,272,147

		69,385,948

Netherlands - 9.49%

ABN Amro Holding NV	1,887,000	36,117,163
Heineken NV	1,123,012	39,890,581
Royal Dutch Petroleum Co	733,240	34,069,828

		110,077,572

Spain - 3.67%

Endesa SA	2,543,880	42,636,508

Switzerland - 13.88%

Compagnie Financiere Richemont AG ‘A’	1,341,000	21,712,184
Nestle SA	214,630	44,350,943
Novartis AG	1,117,200	44,271,714
UBS AG	909,000	50,638,141

		160,972,982

United Kingdom - 33.09%

AstraZeneca PLC (FTSE)	914,365	36,763,650
Barclays PLC	6,482,000	48,262,998
BP PLC	4,759,430	33,094,469
Cadbury Schweppes PLC	7,713,997	45,693,587
Diageo PLC	3,912,187	41,880,962
GlaxoSmithKline PLC	2,131,576	43,134,030
HSBC Holdings PLC	3,606,400	42,724,764
Tesco PLC	6,705,000	24,323,784
Unilever PLC	4,708,100	37,586,835
Vodafone Group PLC	15,500,000	30,390,847

		383,855,926

Total Common Stocks (Cost $1,191,102,049)		1,089,084,180

	Principal Amount
SHORT-TERM INVESTMENT - 5.94%

Repurchase Agreement - 5.94%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $69,013,150; collateralized by U.S. Treasury Notes—market value $70,400,372 due 02/28/05)	$69,012,000	69,012,000

Total Short-Term Investment (Cost $69,012,000)		69,012,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.81% (Cost $1,260,114,049)		1,158,096,180

	Shares
SECURITIES LENDING COLLATERAL - 12.33%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	143,007,682	143,007,682

Total Securities Lending Collateral (Cost $143,007,682)		143,007,682

TOTAL INVESTMENTS - 112.14% (Cost $1,403,121,731)		1,301,103,862

OTHER ASSETS & LIABILITIES, NET - (12.14%)		(140,886,324)

NET ASSETS - 100.00%		$1,160,217,538

Note to Schedule of Investments

(a) At June 30, 2003, the portfolio’s equity securities were diversified as a percentage of net assets as follows:

Financial Services	27.94%
Consumer Staples	20.15%
Health Care	13.39%
Integrated Oils	9.89%
Utilities	6.29%
Technology	5.95%
Energy	3.75%
Materials & Processing	2.87%
Consumer Discretionary	1.87%
Diversified	1.77%

Total Equity Securities	93.87%

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

CAPITAL OPPORTUNITIES PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 91.68%

Autos & Transportation - 0.49%

FedEx Corp	3,940	$244,398
United Parcel Service Inc ‘B’	9,390	598,143

		842,541

Consumer Discretionary - 20.61%

AOL Time Warner Inc*	105,530	1,697,978
ARAMARK Corp ‘B’*	47,440	1,063,605
Avon Products Inc	15,980	993,956
Brinker International Inc*	12,400	446,648
Clear Channel Communications Inc*	26,340	1,116,552
EchoStar Communications Corp ‘A’*	25,880	895,966
Hilton Hotels Corp	63,560	812,932
Home Depot Inc	88,290	2,924,165
Kimberly-Clark Corp	18,900	985,446
Kohl’s Corp*	17,700	909,426
Lamar Advertising Co*	24,880	876,025
Limited Brands Inc	48,640	753,920
Liz Claiborne Inc	10,500	370,125
McDonald’s Corp	65,500	1,444,930
MGM MIRAGE*	2,900	99,122
Outback Steakhouse Inc	23,740	925,860
Pier 1 Imports Inc	40,200	820,080
Reebok International Ltd*	10,500	353,115
Sears Roebuck & Co	117,630	3,957,073
Staples Inc*	27,700	508,295
Starbucks Corp*	1,000	24,520
Starwood Hotels & Resorts Worldwide Inc	44,070	1,259,961
Target Corp	24,840	939,945
The E.W. Scripps Co ‘A’	4,690	416,100
The Gap Inc	7,640	143,326
The New York Times Co ‘A’	25,220	1,147,510
The TJX Cos Inc	18,900	356,076
The Walt Disney Co	32,612	644,087
Tribune Co	16,800	811,440
Viacom Inc ‘B’*	96,554	4,215,548
Wal-Mart Stores Inc	41,210	2,211,741
Westwood One Inc*	25,420	862,501
Williams-Sonoma Inc*	25,100	732,920

		35,720,894

Consumer Staples - 2.16%

CVS Corp	20,600	577,418
PepsiCo Inc	22,740	1,011,930
The Kroger Co*	129,340	2,157,391

		3,746,739

Diversified - 2.33%

General Electric Co	94,100	2,698,788
Schlumberger Ltd	28,270	1,344,804

		4,043,592

Energy - 3.84%

BJ Services Co*	29,050	1,085,308
Calpine Corp*	403,080	2,660,328
Cooper Cameron Corp*	24,550	1,236,829
Devon Energy Corp	31,230	1,667,682

		6,650,147

Financial Services - 19.25%

Affiliated Computer Services Inc ‘A’*	6,780	310,049
American International Group Inc	11,320	624,638
Chubb Corp	12,000	720,000
Citigroup Inc	109,990	4,707,572
DST Systems Inc*	14,200	539,600
Fannie Mae	11,700	789,048
First Data Corp	20,830	863,195
FleetBoston Financial Corp	47,590	1,413,899
Freddie Mac	17,140	870,198
J.P. Morgan Chase & Co	34,580	1,181,944
Marsh & McLennan Cos Inc	17,900	914,153
Mellon Financial Corp	112,390	3,118,822
Merrill Lynch & Co Inc	73,500	3,430,980
Nationwide Financial Services Inc ‘A’	17,050	554,125
SLM Corp	18,740	734,046
SunGard Data Systems Inc*	34,600	896,486
The Allstate Corp	54,020	1,925,813
The Bank of New York Co Inc	24,500	704,375
The BISYS Group Inc*	56,250	1,033,312
The Goldman Sachs Group Inc	14,390	1,205,162
The Hartford Financial Services Group Inc	61,700	3,107,212
Travelers Property Casualty Corp ‘A’	186,103	2,959,038
UnumProvident Corp	56,430	756,726

		33,360,393

Health Care - 12.54%

Abbott Laboratories	27,820	1,217,403
Amgen Inc*	24,950	1,657,678
Baxter International Inc	47,403	1,232,478
Eli Lilly & Co	32,370	2,232,559
Genentech Inc*	18,000	1,298,160
Genzyme Corp-General Division*	13,896	580,853
IDEC Pharmaceuticals Corp*	7,200	244,800
Johnson & Johnson	20,300	1,049,510
Medtronic Inc	18,100	868,257
Merck & Co Inc	24,130	1,461,071
Pfizer Inc	158,552	5,414,551
Schering-Plough Corp	168,292	3,130,231
Tenet Healthcare Corp*	16,720	194,788
Wyeth	25,130	1,144,672

		21,727,011

Integrated Oils - 3.53%

ConocoPhillips	15,160	830,768
GlobalSantaFe Corp	74,103	1,729,564
Noble Corp*	66,800	2,291,240
Occidental Petroleum Corp	37,900	1,271,545

		6,123,117

Materials & Processing - 3.70%

Alcoa Inc	69,780	1,779,390
Bowater Inc	27,770	1,039,986
Lyondell Chemical Co	35,200	476,256
Owens-Illinois Inc*	103,270	1,422,028
Praxair Inc	13,620	818,562
Smurfit-Stone Container Corp*	67,400	878,222

		6,414,444

Producer Durables - 0.88%

Danaher Corp	8,100	551,205
Novellus Systems Inc*	26,800	981,443

		1,532,648

Technology - 11.44%

Advanced Fibre Communications Inc*	34,520	565,438
Analog Devices Inc*	39,990	1,392,452
Avid Technology Inc*	6,700	234,969
BEA Systems Inc*	20,100	218,286
Cadence Design Systems Inc*	37,840	456,350
Cisco Systems Inc*	151,110	2,522,026
Dell Computer Corp*	13,590	434,336
International Business Machines Corp	21,900	1,806,750
Linear Technology Corp	21,510	692,837
Maxim Integrated Products Inc	18,040	616,788
Microsoft Corp	204,640	5,240,830

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

CAPITAL OPPORTUNITIES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Network Associates Inc*	119,110	$1,510,315
Oracle Corp*	98,594	1,185,100
PeopleSoft Inc*	24,270	426,909
QUALCOMM Inc	5,400	193,050
Symantec Corp*	1,800	78,948
Texas Instruments Inc	36,020	633,952
VERITAS Software Corp*	56,650	1,624,156

		19,833,492

Utilities - 10.91%

AT&T Corp	63,550	1,223,338
AT&T Wireless Services Inc*	485,670	3,987,351
Comcast Corp Special ‘A’*	105,700	3,047,331
Cox Communications Inc ‘A’*	18,600	593,340
Duke Energy Corp	39,960	797,202
NiSource Inc	69,740	1,325,060
SBC Communications Inc	34,920	892,206
Sprint Corp-PCS Group*	123,900	712,426
Telephone & Data Systems Inc	37,830	1,880,152
TXU Corp	67,170	1,507,967
Verizon Communications Inc	74,750	2,948,888

		18,915,261

Total U.S. Common Stocks (Cost $144,345,261)		158,910,279

FOREIGN COMMON STOCKS - 3.78%

Bermuda - 3.14%

Accenture Ltd ‘A’*	19,880	359,629
ACE Ltd	35,970	1,233,411
Montpelier Re Holdings Ltd*	100	3,170
Tyco International Ltd	148,850	2,825,173
XL Capital Ltd ‘A’	12,260	1,017,580

		5,438,963

Netherlands - 0.14%

STMicroelectronics NV ‘NY’	11,500	239,085

United Kingdom - 0.50%

BP PLC ADR	20,870	876,957

Total Foreign Common Stocks (Cost $6,535,500)		6,555,005

	Principal Amount
SHORT-TERM INVESTMENT - 5.98%

U.S. Government Agency Issue - 5.98%

Federal Home Loan Bank 0.950% due 07/01/03	$10,360,000	10,360,000

Total Short-Term Investment (Cost $10,360,000)		10,360,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.44% (Cost $161,240,761)		175,825,284

	Shares
SECURITIES LENDING COLLATERAL - 2.00%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	3,462,914	3,462,914

Total Securities Lending Collateral (Cost $3,462,914)		3,462,914

TOTAL INVESTMENTS - 103.44% (Cost $164,703,675)		179,288,198

OTHER ASSETS & LIABILITIES, NET - (3.44%)		(5,964,202)

NET ASSETS - 100.00%		$173,323,996

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

GLOBAL GROWTH PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.10%

Brazil - 0.36%

Banco Bradesco SA	12,600,000	$47,480
Banco Itau Holding Financeira SA	770,000	51,664
Caemi Mineracao e Metalurgica SA*	100,000	17,144

		116,288

Germany - 0.74%

Fresenius Medical Care AG	1,265	44,643
Porsche AG	455	191,957

		236,600

Total Preferred Stocks (Cost $344,088)		352,888

COMMON STOCKS - 94.31%

Australia - 1.10%

Australia & New Zealand Banking Group Ltd	13,871	173,586
John Fairfax Holdings Ltd	47,440	91,875
The News Corp Ltd	11,816	88,991

		354,452

Austria - 0.25%

Erste Bank Oesterreichischen Sparkassen AG	900	79,612

Belgium - 0.62%

Fortis	11,560	200,926

Bermuda - 1.04%

ACE Ltd	1,840	63,094
Tyco International Ltd	7,360	139,693
XL Capital Ltd ‘A’	1,570	130,310

		333,097

Brazil - 1.04%

Aracruz Celulose SA ADR	2,650	55,809
Brasil Telecom Participacoes SA ADR	900	33,705
Cia Vale do Rio Doce ADR	1,900	56,354
Cia Siderurgica Nacional SA ADR	800	19,848
Petroleo Brasileiro SA ADR	8,520	168,355

		334,071

Canada - 2.22%

EnCana Corp (NYSE)	3,370	129,307
EnCana Corp (TSX)	4,460	170,814
Manitoba Telecom Services Inc	3,310	97,444
Molson Inc ‘A’	5,620	151,918
Talisman Energy Inc	3,570	162,645

		712,128

China - 1.39%

Beijing Datang Power Generation Co Ltd ‘H’	46,000	20,203
China Oilfield Services Ltd ‘H’	445,300	99,928
China Telecom Corp Ltd ‘H’	264,000	60,597
Huaneng Power International Inc ‘H’	205,000	233,960
PetroChina Co Ltd ‘H’	108,000	32,545

		447,233

Croatia - 0.07%

Pliva DD GDR	1,700	23,545

Denmark - 0.77%

Danske Bank AS	12,720	248,038

Egypt - 0.03%

MobiNil-Egyptian Mobile Netork	950	8,492

France - 4.55%

Air Liquide	1,080	160,279
Carrefour SA	2,040	100,088
France Telecom SA*	12,390	304,229
Generale de Sante*	6,059	72,089
Sanofi-Synthelabo SA	4,070	238,612
Schneider Electric SA	2,084	98,078
Societe Television Francaise 1	1,845	56,841
Total SA	2,865	433,419

		1,463,635

Germany - 2.07%

Bayerische Motoren Werke AG	7,730	297,237
Celanese AG	3,590	86,664
Linde AG	3,410	125,831
SAP AG	570	66,835
Schering AG	1,060	51,787
Stada Arzneimittel AG	600	37,935

		666,289

Greece - 0.40%

Coca-Cola Hellenic Bottling Co SA	3,090	51,648
Cosmote Mobile Communications SA	7,120	75,955

		127,603

Hong Kong - 1.04%

China Mobile Ltd	60,000	141,568
Citic Pacific Ltd	22,000	40,201
CNOOC Ltd	49,500	72,996
Denway Motors Ltd	144,000	65,091
The Bank of East Asia Ltd	7,000	13,823

		333,679

Hungary - 0.29%

MATAV RT ADR	800	13,760
OTP Bank RT GDR	2,870	55,334
Richter Gedeon Vegyeszeti RT GDR	360	25,560

		94,654

India - 0.09%

ICICI Bank Ltd ADR*	4,142	30,112

Indonesia - 0.46%

P.T. Astra International Tbk*	45,500	19,717
P.T. Bank Central Asia Tbk	43,000	14,985
P.T. Bank Mandiri Persero Tbk # +*	99,500	8,744
P.T. HM Sampoerna Tbk	36,500	18,361
P.T. Indocement Tunggal Prakarsa Tbk*	117,000	17,727
P.T. Telekomunikasi Indonesia Tbk	123,500	69,235

		148,769

Ireland - 1.02%

Anglo Irish Bank Corp PLC	9,440	82,783
Bank of Ireland	15,770	190,529
Irish Life & Permanent PLC	5,070	54,785

		328,097

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

GLOBAL GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Israel - 0.11%

Bank Leumi Le-Israel*	22,400	$35,892

Japan - 7.86%

Aeon Credit Service Co Ltd	2,000	63,455
Alps Electric Co Ltd	1,000	12,841
Brother Industries Ltd	45,000	311,848
Chugai Pharmaceutical Co Ltd	11,290	128,576
Credit Saison Co Ltd	8,300	136,451
Fast Retailing Co Ltd	4,600	142,490
Fujikura Ltd	42,000	138,866
Honda Motor Co Ltd	6,800	258,328
KDDI Corp	54	209,652
Nippon Electric Glass Co Ltd	8,000	84,696
Nippon Oil Corp	19,000	82,650
Nissan Motor Co Ltd	19,300	184,991
Shiseido Co Ltd	9,000	87,693
Stanley Electric Co Ltd	18,000	257,143
Tokyo Gas Co Ltd	110,000	316,857
Uni-Charm Corp	2,500	108,333

		2,524,870

Luxembourg - 0.12%

Tenaris SA ADR	1,500	38,250

Malaysia - 0.16%

IOI Corp Bhd	10,000	15,000
Kuala Lumpur Kepong Bhd	9,000	14,684
Resorts World Bhd	8,000	20,631

		50,315

Mexico - 2.35%

Alfa SA de CV ‘A’	8,900	17,842
America Movil SA de CV ‘L’ ADR	8,990	168,562
Apasco SA de CV	4,400	34,019
Corporacion GEO SA de CV ‘B’*	12,600	36,894
Fomento Economico SA de CV ADR	1,610	66,332
Grupo Elektra SA de CV	5,400	16,530
Grupo Financiero Banorte SA de CV ‘O’	17,280	48,779
Grupo Financiero BBVA Bancomer ‘B’*	58,600	49,513
Grupo Modelo SA de CV ‘C’	10,600	24,140
Kimberly-Clark de Mexico SA de CV ‘A’	16,600	44,476
Telefonos de Mexico SA de CV ‘L’ ADR	6,800	213,656
TV Azteca SA de CV ADR	5,100	33,150

		753,893

Netherlands - 1.84%

Fugro NV	834	34,514
Koninklijke KPN NV*	17,600	124,832
Koninklijke Philips Electronics NV	9,220	175,517
STMicroelectronics NV ‘NY’	3,480	72,349
VNU NV	5,989	184,715

		591,927

Norway - 0.23%

Gjensidige NOR ASA	2,120	74,164

Philippines - 0.08%

Philippine Long Distance Telephone Co*	2,340	24,728

Poland - 0.16%

Bank Pekao SA GDR	2,000	51,746

Russia - 1.30%

JSC MMC Norilsk Nickel ADR	2,350	80,370
LUKOIL ADR	2,010	159,150
LUKOIL ADR~	600	47,400
YUKOS ADR	2,325	130,200

		417,120

Singapore - 1.59%

DBS Group Holdings Ltd	17,000	99,460
MobileOne Ltd	49,000	37,296
Singapore Telecommunications Ltd	263,000	225,578
United Overseas Bank Ltd	21,000	147,913

		510,247

South Africa - 2.34%

ABSA Group Ltd	10,440	49,078
African Bank Investments Ltd	15,100	12,524
Anglo American Platinum Corp Ltd	2,125	67,232
Anglogold Ltd	900	28,535
Gold Fields Ltd	13,040	156,253
Impala Platinum Holdings Ltd	2,950	176,013
MTN Group Ltd*	15,200	33,104
Nedcor Ltd	2,000	23,946
Sanlam Ltd	27,400	25,659
Sasol Ltd	8,600	96,124
Standard Bank Group Ltd	12,000	52,655
Telkom SA Ltd*	5,900	30,585

		751,708

South Korea - 3.69%

Hana Bank	1,400	13,303
Hyundai Motor Co Ltd	4,590	121,427
Kia Motors Corp	3,600	26,522
Korea Electric Power Corp	3,120	49,366
Korea Exchange Bank*	4,380	13,531
KT&G Corp	3,490	57,558
KT&G Corp GDR~	10,280	84,810
LG Chemical Ltd	1,370	55,052
POSCO ADR	4,130	108,165
Samsung Electro-Mechanics Co Ltd	820	26,944
Samsung Electronics Co Ltd	1,230	365,550
Samsung Fire & Marine Insurance Co Ltd	960	46,694
Samsung SDI Co Ltd	650	49,247
Shinsegae Co Ltd	300	46,840
SK Telecom Co Ltd	710	121,256

		1,186,265

Spain - 1.31%

Altadis SA	2,700	69,276
Iberdrola SA	8,030	139,202
Telefonica SA*	18,304	212,728

		421,206

Sweden - 0.64%

Alfa Laval AB	8,910	85,378
Hennes & Mauritz AB ‘B’	3,360	77,440
Swedish Match AB	5,800	43,953

		206,771

Switzerland - 5.30%

Converium Holding AG	2,070	95,649
Givaudan SA	138	58,155
Nestle SA	1,307	270,077
Novartis AG	17,540	695,064
Syngenta AG	3,550	178,209
Synthes-Stratec Inc	150	107,903
UBS AG	5,349	297,980

		1,703,037

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

GLOBAL GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Taiwan - 0.99%

ASUSTeK Computer Inc	12,000	$30,338
Chinatrust Financial Holding Co Ltd*	69,000	55,623
Fubon Financial Holdings Co Ltd*	30,000	24,010
Hon Hai Precision Industry Co Ltd	14,000	50,766
Nan Ya Plastic Corp	49,000	53,092
United Microelectronics Corp*	161,000	103,736

		317,565

Thailand - 0.63%

Bangkok Bank PCL*	17,800	28,546
BEC World PLC+	7,500	42,766
PTT Exploration & Production PCL+	8,100	30,984
PTT PCL+	26,900	42,501
Siam Cement PCL	8,700	34,726
Siam Commercial Bank PCL*	25,200	21,554

		201,077

Turkey - 0.24%

Akbank TAS	25,934,407	76,789

United Kingdom - 13.25%

Anglo American PLC	16,900	258,655
AstraZeneca PLC (FTSE)	14,370	577,771
Aviva PLC	21,420	149,120
BG Group PLC	34,460	153,092
BHP Billiton PLC	38,070	200,940
BP PLC ADR	9,020	379,020
British Sky Broadcasting PLC*	11,640	129,328
Diageo PLC	18,343	196,366
Intertek Group PLC	14,970	107,623
Johnston Press PLC	14,678	105,191
Kingfisher PLC	51,375	235,678
Legal & General Group PLC	52,630	73,148
NEXT PLC	13,650	231,838
Old Mutual PLC (FTSE)	34,100	49,369
Reckitt Benckiser PLC	10,045	184,819
Reed Elsevier PLC	28,600	238,619
Royal Bank of Scotland Group PLC	19,178	539,442
Vodafone Group PLC	184,650	362,043
Vodafone Group PLC ADR	3,317	65,179
Willis Group Holdings Ltd	700	21,525

		4,258,766

United States - 31.67%

3M Co	810	104,474
Abbott Laboratories	4,410	192,982
American Express Co	1,550	64,806
AmerisourceBergen Corp	890	61,722
Amgen Inc*	3,940	261,774
Analog Devices Inc*	4,790	166,788
AOL Time Warner Inc*	11,310	181,978
Apollo Group Inc ‘A’*	770	47,555
Archer-Daniels-Midland Co	1,720	22,136
Avon Products Inc	2,420	150,524
Baker Hughes Inc	2,560	85,939
Baxter International Inc	1,700	44,200
Biogen Inc*	1,900	72,200
Boston Scientific Corp*	600	36,660
Brinker International Inc*	2,350	84,647
Career Education Corp*	100	6,830
Caremark Rx Inc*	2,180	55,982
Cendant Corp*	6,270	114,866
Cisco Systems Inc*	16,630	277,555
Citigroup Inc	6,090	260,652
Clear Channel Communications Inc*	4,270	181,005
Comcast Corp ‘A’*	4,060	122,531
CVS Corp	3,730	104,552
Dell Computer Corp*	4,890	156,284
DST Systems Inc*	1,570	59,660
EchoStar Communications Corp ‘A’*	4,250	147,135
Express Scripts Inc*	1,630	111,362
Fannie Mae	2,990	201,646
FedEx Corp	1,160	71,955
First Data Corp	2,880	119,347
Freddie Mac	1,200	60,924
Genentech Inc*	1,300	93,756
General Electric Co	6,840	196,171
Gilead Sciences Inc*	810	45,020
Guidant Corp	1,400	62,146
Health Management Associates Inc ‘A’	2,350	43,358
Home Depot Inc	7,840	259,661
InterActiveCorp*	2,610	103,278
International Business Machines Corp	2,770	228,525
International Paper Co	1,600	57,168
Johnson & Johnson	2,030	104,951
Kimberly-Clark Corp	1,150	59,961
Kohl’s Corp*	2,820	144,892
Lamar Advertising Co*	1,620	57,040
Liberty Media Corp ‘A’*	5,570	64,389
Linear Technology Corp	2,180	70,218
Lockheed Martin Corp	2,460	117,022
Lowe’s Cos Inc	700	30,065
Manpower Inc	2,540	94,209
Maxim Integrated Products Inc	1,870	63,935
McDonald’s Corp	3,000	66,180
Medtronic Inc	2,890	138,633
Mellon Financial Corp	4,610	127,928
Merrill Lynch & Co Inc	3,650	170,382
MetLife Inc	3,030	85,810
Microchip Technology Inc	1,220	30,049
Microsoft Corp	17,600	450,736
Network Associates Inc*	3,620	45,902
Newell Rubbermaid Inc	1,700	47,600
Northern Trust Corp	1,200	50,148
Northrop Grumman Corp	490	42,282
Novellus Systems Inc*	1,050	38,452
Oracle Corp*	13,590	163,352
Outback Steakhouse Inc	1,360	53,040
PepsiCo Inc	4,240	188,680
PETsMART Inc*	1,600	26,672
Pfizer Inc	8,410	287,202
Praxair Inc	970	58,297
Procter & Gamble Co	1,300	115,934
Schering-Plough Corp	7,600	141,360
Schlumberger Ltd	2,180	103,703
Sprint Corp-PCS Group*	16,100	92,575
St. Jude Medical Inc*	500	28,750
Staples Inc*	1,500	27,525
Starwood Hotels & Resorts Worldwide Inc	1,700	48,603
SunGard Data Systems Inc*	4,870	126,182
T. Rowe Price Group Inc	900	33,975
Target Corp	3,280	124,115
Tenet Healthcare Corp*	3,100	36,115
Texas Instruments Inc	2,200	38,720
The BISYS Group Inc*	4,620	84,869
The E.W. Scripps Co ‘A’	590	52,345
The Gillette Co	1,830	58,304
The Goldman Sachs Group Inc	2,040	170,850
The New York Times Co ‘A’	1,290	58,695
The TJX Cos Inc	2,880	54,259
The Walt Disney Co	2,800	55,300
Thermo Electron Corp*	1,100	23,122
Travelers Property Casualty Corp ‘A’	8,951	142,321
Tribune Co	1,830	88,389
VERITAS Software Corp*	8,270	237,101

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

GLOBAL GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Viacom Inc ‘B’*	5,430	$237,074
Wal-Mart Stores Inc	2,520	135,248
Westwood One Inc*	700	23,751
Williams-Sonoma Inc*	2,000	58,400
Wyeth	2,900	132,095
Yahoo! Inc*	1,560	51,106

		10,178,567

Total Common Stocks (Cost $27,577,707)		30,309,335

	Principal Amount
SHORT-TERM INVESTMENT - 4.07%

U.S. Governement Agency Issue - 4.07%

Federal Home Loan Bank 0.950% due 07/01/03	$1,309,000	1,309,000

Total Short-Term Investment (Cost $1,309,000)		1,309,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.48% (Cost $29,230,795)		31,971,223

	Shares
SECURITIES LENDING COLLATERAL - 3.56%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	1,144,433	1,144,433

Total Securities Lending Collateral (Cost $1,144,433)		1,144,433

TOTAL INVESTMENTS - 103.04% (Cost $30,375,228)		33,115,656

OTHER ASSETS & LIABILITIES, NET - (3.04%)		(975,556)

NET ASSETS - 100.00%		$32,140,100

Note to Schedule of Investments

(a) At June 30, 2003, the portfolio’s equity securities were diversified as a percentage of net assets as follows:

Financial Services	17.37%
Consumer Discretionary	17.01%
Health Care	12.30%
Utilities	11.23%
Technology	8.42%
Integrated Oils	7.44%
Materials & Processing	6.73%
Consumer Staples	5.38%
Autos & Transportation	3.85%
Producer Durables	3.00%
Diversified	2.41%
Energy	0.27%

Total Equity Securities	95.41%

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 99.05%

Autos & Transportation - 2.45%

Burlington Northern Santa Fe Corp	66,610	$1,894,388
Cooper Tire & Rubber Co	13,100	230,429
CSX Corp	31,100	935,799
Dana Corp	26,828	310,132
Delphi Corp	101,805	878,577
Delta Air Lines Inc	13,700	201,116
FedEx Corp	46,688	2,896,057
Ford Motor Co	280,944	3,087,574
General Motors Corp	86,644	3,119,184
Genuine Parts Co	28,575	914,686
Harley-Davidson Inc	45,000	1,793,700
Navistar International Corp*	11,260	367,414
Norfolk Southern Corp	68,200	1,309,440
PACCAR Inc	16,799	1,134,940
Southwest Airlines Co	129,930	2,234,796
The Goodyear Tire & Rubber Co	31,400	164,850
Union Pacific Corp	39,200	2,274,384
United Parcel Service Inc ‘B’	178,000	11,338,600
Visteon Corp	23,818	163,630

		35,249,696

Consumer Discretionary - 13.85%

Alberto-Culver Co ‘B’	8,738	446,512
Allied Waste Industries Inc*	35,700	358,785
American Greetings Corp ‘A’*	12,460	244,714
AOL Time Warner Inc*	714,360	11,494,052
Apollo Group Inc ‘A’*	25,500	1,574,880
AutoNation Inc*	48,400	760,848
AutoZone Inc*	14,100	1,071,177
Avon Products Inc	35,800	2,226,760
Bed Bath & Beyond Inc*	44,000	1,707,640
Best Buy Co Inc*	47,799	2,099,332
Big Lots Inc*	20,500	308,320
Black & Decker Corp	12,100	525,745
Carnival Corp	100,700	3,273,757
Cendant Corp*	169,228	3,100,257
Cintas Corp	25,700	910,808
Circuit City Stores Inc	33,400	293,920
Clear Channel Communications Inc*	97,312	4,125,056
Convergys Corp*	30,189	483,024
Costco Wholesale Corp*	70,444	2,578,250
Darden Restaurants Inc	32,800	622,544
Dillard’s Inc ‘A’	15,500	208,785
Dollar General Corp	59,993	1,095,472
Eastman Kodak Co	42,900	1,173,315
eBay Inc*	52,200	5,438,196
Electronic Arts Inc*	21,000	1,553,790
Family Dollar Stores Inc	23,600	900,340
Federated Department Stores Inc	36,000	1,326,600
Gannett Co Inc	41,500	3,187,615
Harrah’s Entertainment Inc*	21,350	859,124
Hasbro Inc	37,325	652,814
Hilton Hotels Corp	60,400	772,516
Home Depot Inc	368,350	12,199,752
International Flavors & Fragrances Inc	17,500	558,775
International Game Technology*	12,400	1,268,892
J.C. Penney Co Inc	48,200	812,170
Jones Apparel Group Inc*	21,000	614,460
Kimberly-Clark Corp	78,861	4,111,813
Knight-Ridder Inc	13,200	909,876
Kohl’s Corp*	52,200	2,682,036
Leggett & Platt Inc	34,100	699,050
Limited Brands Inc	83,896	1,300,388
Liz Claiborne Inc	10,820	381,405
Lowe’s Cos Inc	121,100	5,201,245
Marriott International Inc ‘A’	40,500	1,556,010
Mattel Inc	78,450	1,484,274
Maytag Corp	13,800	336,996
McDonald’s Corp	197,200	4,350,232
Meredith Corp	8,300	365,200
Monster Worldwide Inc*	11,900	234,787
Newell Rubbermaid Inc	47,934	1,342,152
Nike Inc ‘B’	43,400	2,321,466
Nordstrom Inc	24,320	474,726
Office Depot Inc*	59,400	861,894
Omnicom Group Inc	27,800	1,993,260
R.R. Donnelley & Sons Co	21,400	559,396
RadioShack Corp	33,944	893,067
Reebok International Ltd*	4,680	157,388
Robert Half International Inc*	34,300	649,642
Sabre Holdings Corp	24,002	591,649
Sears Roebuck & Co	45,200	1,520,528
Snap-On Inc	10,450	303,364
Staples Inc*	68,850	1,263,398
Starbucks Corp*	58,200	1,427,064
Starwood Hotels & Resorts Worldwide Inc	28,770	822,534
Target Corp	139,400	5,274,896
The Gap Inc	140,750	2,640,470
The Gillette Co	160,800	5,123,088
The Interpublic Group of Cos Inc	69,758	933,362
The May Department Stores Co	51,100	1,137,486
The McGraw-Hill Cos Inc	28,300	1,754,600
The New York Times Co ‘A’	23,000	1,046,500
The Stanley Works	13,400	369,840
The TJX Cos Inc	88,900	1,674,876
The Walt Disney Co	323,206	6,383,318
Tiffany & Co	26,600	869,288
Toys “R” Us Inc*	37,600	455,712
Tribune Co	52,514	2,536,426
Tupperware Corp	13,400	192,424
Univision Communications Inc ‘A’*	37,700	1,146,080
VF Corp	20,400	694,620
Viacom Inc ‘A’*	6,100	266,570
Viacom Inc ‘B’*	275,586	12,032,085
Wal-Mart Stores Inc	697,000	37,407,990
Waste Management Inc	99,360	2,393,582
Wendy’s International Inc	14,300	414,271
Whirlpool Corp	8,600	547,820
Yahoo! Inc*	97,000	3,177,720
Yum! Brands Inc*	53,440	1,579,686

		199,676,547

Consumer Staples - 7.82%

Adolph Coors Co ‘B’	2,890	141,552
Albertson’s Inc	66,478	1,276,378
Altria Group Inc	321,252	14,597,691
Anheuser-Busch Cos Inc	132,500	6,764,125
Brown-Forman Corp ‘B’	11,061	869,616
Campbell Soup Co	72,200	1,768,900
Clorox Co	37,700	1,607,905
Coca-Cola Enterprises Inc	77,900	1,413,885
Colgate-Palmolive Co	82,800	4,798,260
ConAgra Foods Inc	78,600	1,854,960
CVS Corp	63,900	1,791,117
General Mills Inc	56,700	2,688,147
H.J. Heinz Co	50,950	1,680,331
Hershey Foods Corp	23,200	1,616,112
Kellogg Co	64,200	2,206,554
McCormick & Co Inc	16,300	443,360
Pepsi Bottling Group Inc	46,800	936,936
PepsiCo Inc	273,480	12,169,860
Procter & Gamble Co	204,600	18,246,228
R.J. Reynolds Tobacco Holdings Inc	10,900	405,589
Safeway Inc*	65,400	1,338,084

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Sara Lee Corp	115,225	$2,167,382
SUPERVALU Inc	20,000	426,400
Sysco Corp	98,800	2,967,952
The Coca-Cola Co	392,500	18,215,925
The Kroger Co*	119,500	1,993,260
UST Inc	29,600	1,036,888
Walgreen Co	158,400	4,767,840
William Wrigley Jr. Co	38,000	2,136,740
Winn-Dixie Stores Inc	25,500	313,905

		112,641,882

Diversified - 5.11%

3M Co	61,700	7,958,066
Brunswick Corp	16,100	402,822
Cooper Industries Ltd ‘A’	12,600	520,380
Eaton Corp	9,200	723,212
Fortune Brands Inc	21,100	1,101,420
General Electric Co	1,590,400	45,612,672
Honeywell International Inc	138,675	3,723,424
ITT Industries Inc	15,900	1,040,814
Johnson Controls Inc	14,800	1,266,880
Schlumberger Ltd	88,900	4,228,973
Textron Inc	25,700	1,002,814
Tyco International Ltd	321,983	6,111,237

		73,692,714

Energy - 1.15%

Anadarko Petroleum Corp	43,688	1,942,805
Apache Corp	20,622	1,341,667
Baker Hughes Inc	59,900	2,010,843
BJ Services Co*	23,600	881,696
Burlington Resources Inc	35,647	1,927,433
Calpine Corp*	79,700	526,020
Devon Energy Corp	35,797	1,911,538
Dynegy Inc ‘A’*	10,200	42,840
El Paso Corp	88,525	715,282
EOG Resources Inc	19,300	807,512
Halliburton Co	77,900	1,791,700
Kerr-McGee Corp	14,098	631,590
McDermott International Inc*	8,800	55,704
Nabors Industries Ltd*	18,669	738,359
Rowan Cos Inc*	16,600	371,840
Sunoco Inc	7,857	296,523
Williams Cos Inc	69,300	547,470

		16,540,822

Financial Services - 21.53%

ACE Ltd	41,200	1,412,748
AFLAC Inc	77,000	2,367,750
AMBAC Financial Group Inc	14,300	947,375
American Express Co	208,200	8,704,842
American International Group Inc	413,042	22,791,658
AmSouth Bancorp	65,450	1,429,428
Aon Corp	47,025	1,132,362
Apartment Investment & Management Co ‘A’	15,200	525,920
Automatic Data Processing Inc	94,100	3,186,226
Bank of America Corp	238,019	18,810,642
Bank One Corp	184,354	6,854,282
BB&T Corp	79,419	2,724,072
Capital One Financial Corp	32,800	1,613,104
Charter One Financial Inc	41,208	1,284,865
Chubb Corp	24,700	1,482,000
CIGNA Corp	20,100	943,494
Cincinnati Financial Corp	29,000	1,075,610
Citigroup Inc	817,319	34,981,253
Comerica Inc	26,350	1,225,275
Concord EFS Inc*	73,800	1,086,336
Countrywide Financial Corp	17,200	1,196,604
Deluxe Corp	13,000	582,400
Dow Jones & Co Inc	13,800	593,814
Equifax Inc	25,400	660,400
Equity Office Properties Trust	64,800	1,750,248
Equity Residential	44,900	1,165,155
Fannie Mae	157,300	10,608,312
Federated Investors Inc ‘B’	18,400	504,528
Fifth Third Bancorp	88,643	5,082,790
First Data Corp	115,400	4,782,176
First Tennessee National Corp	22,300	979,193
Fiserv Inc*	28,250	1,005,982
FleetBoston Financial Corp	161,248	4,790,678
Franklin Resources Inc	44,400	1,734,708
Freddie Mac	112,500	5,711,625
Golden West Financial Corp	24,400	1,952,244
H&R Block Inc	25,500	1,102,875
Huntington Bancshares Inc	41,123	802,721
J.P. Morgan Chase & Co	322,171	11,011,805
Janus Capital Group Inc	40,300	660,920
Jefferson-Pilot Corp	26,200	1,086,252
John Hancock Financial Services Inc	50,100	1,539,573
KeyCorp	72,600	1,834,602
Lehman Brothers Holdings Inc	38,500	2,559,480
Lincoln National Corp	34,200	1,218,546
Loews Corp	31,600	1,494,364
Marsh & McLennan Cos Inc	82,100	4,192,847
Marshall & Ilsley Corp	36,600	1,119,228
MBIA Inc	27,400	1,335,750
MBNA Corp	196,970	4,104,855
Mellon Financial Corp	62,500	1,734,375
Merrill Lynch & Co Inc	148,231	6,919,423
MetLife Inc	124,600	3,528,672
MGIC Investment Corp	19,500	909,480
Moody’s Corp	26,300	1,386,273
Morgan Stanley	171,503	7,331,753
National City Corp	103,800	3,395,298
North Fork Bancorp Inc	23,300	793,598
Northern Trust Corp	32,200	1,345,638
Paychex Inc	56,500	1,656,015
Plum Creek Timber Co Inc	31,300	812,235
PNC Financial Services Group Inc	42,000	2,050,020
Principal Financial Group Inc	56,300	1,815,675
Providian Financial Corp*	45,300	419,478
Prudential Financial Inc	90,300	3,038,595
Regions Financial Corp	38,900	1,314,042
Ryder System Inc	11,000	281,820
Safeco Corp	23,140	816,379
Simon Property Group Inc	26,300	1,026,489
SLM Corp	76,200	2,984,754
SouthTrust Corp	50,500	1,373,600
State Street Corp	48,800	1,922,720
SunGard Data Systems Inc*	50,100	1,298,091
SunTrust Banks Inc	44,400	2,634,696
Synovus Financial Corp	52,550	1,129,825
T. Rowe Price Group Inc	15,300	577,575
The Allstate Corp	107,878	3,845,851
The Bank of New York Co Inc	113,700	3,268,875
The Bear Stearns Cos Inc	13,520	979,118
The Charles Schwab Corp	229,200	2,312,628
The Goldman Sachs Group Inc	75,900	6,356,625
The Hartford Financial Services Group Inc	41,600	2,094,976
The Progressive Corp OH	32,900	2,404,990
The St. Paul Cos Inc	33,298	1,215,710
Torchmark Corp	22,100	823,225
Travelers Property Casualty Corp ‘B’	166,693	2,628,749
U.S. Bancorp	309,199	7,575,376
Union Planters Corp	35,850	1,112,426
UnumProvident Corp	43,805	587,425
Wachovia Corp	215,010	8,591,800
Washington Mutual Inc	153,233	6,328,523

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Wells Fargo & Co	267,905	$13,502,412
XL Capital Ltd ‘A’	20,600	1,709,800
Zions Bancorp	16,400	830,004

		310,408,949

Health Care - 14.51%

Abbott Laboratories	247,600	10,834,976
Aetna Inc	21,439	1,290,628
Allergan Inc	18,800	1,449,480
AmerisourceBergen Corp	15,500	1,074,925
Amgen Inc*	201,840	13,410,250
Anthem Inc*	21,768	1,679,417
Bausch & Lomb Inc	8,000	300,000
Baxter International Inc	93,100	2,420,600
Becton Dickinson & Co	46,100	1,790,985
Biogen Inc*	23,100	877,800
Biomet Inc	36,765	1,053,685
Boston Scientific Corp*	66,700	4,075,370
Bristol-Myers Squibb Co	306,800	8,329,620
C.R. Bard Inc	5,700	406,467
Cardinal Health Inc	69,775	4,486,532
Chiron Corp*	30,000	1,311,600
Eli Lilly & Co	177,900	12,269,763
Forest Laboratories Inc*	57,300	3,137,175
Genzyme Corp-General Division*	31,700	1,325,060
Guidant Corp	46,500	2,064,135
HCA Inc	77,084	2,469,771
Health Management Associates Inc ‘A’	43,100	795,195
Humana Inc*	31,000	468,100
IMS Health Inc	38,390	690,628
Johnson & Johnson	470,322	24,315,647
King Pharmaceuticals Inc*	41,833	617,455
Manor Care Inc*	17,400	435,174
McKesson Corp	51,639	1,845,578
MedImmune Inc*	38,600	1,403,882
Medtronic Inc	193,300	9,272,601
Merck & Co Inc	355,600	21,531,580
Millipore Corp*	8,552	379,452
Pfizer Inc	1,257,397	42,940,108
Quest Diagnostics Inc*	16,500	1,052,700
Quintiles Transnational Corp*	10,600	150,414
Schering-Plough Corp	226,000	4,203,600
St. Jude Medical Inc*	27,312	1,570,440
Stryker Corp	34,000	2,358,580
Tenet Healthcare Corp*	78,350	912,778
UnitedHealth Group Inc	91,000	4,572,750
Watson Pharmaceuticals Inc*	19,000	767,030
WellPoint Health Networks Inc*	23,100	1,947,330
Wyeth	209,900	9,560,945
Zimmer Holdings Inc*	28,430	1,280,772

		209,130,978

Integrated Oils - 4.39%

Amerada Hess Corp	12,600	619,668
ChevronTexaco Corp	169,168	12,213,930
ConocoPhillips	106,666	5,845,297
Exxon Mobil Corp	1,059,678	38,053,037
Marathon Oil Corp	56,100	1,478,235
Noble Corp*	19,600	672,280
Occidental Petroleum Corp	60,600	2,033,130
Transocean Inc*	50,189	1,102,652
Unocal Corp	44,000	1,262,360

		63,280,589

Materials & Processing - 3.08%

Air Products & Chemicals Inc	34,800	1,447,680
Alcoa Inc	132,972	3,390,786
Allegheny Technologies Inc	14,502	95,713
American Standard Cos Inc*	11,600	857,588
Archer-Daniels-Midland Co	120,794	1,554,619
Ashland Inc	9,600	294,528
Avery Dennison Corp	14,400	722,880
Ball Corp	9,900	450,549
Bemis Co	9,600	449,280
Boise Cascade Corp	12,300	293,970
E.I. du Pont de Nemours & Co	157,582	6,561,714
Eastman Chemical Co	15,625	494,844
Ecolab Inc	46,480	1,189,888
Engelhard Corp	21,112	522,944
Fluor Corp	14,300	481,052
Freeport-McMoRan Copper & Gold Inc ‘B’	21,400	524,300
Georgia-Pacific Corp	40,176	761,335
Great Lakes Chemical Corp	11,500	234,600
Hercules Inc*	20,600	203,940
International Paper Co	71,427	2,552,087
Louisiana-Pacific Corp*	19,100	206,089
Masco Corp	83,200	1,984,320
MeadWestvaco Corp	33,827	835,527
Monsanto Co	43,649	944,564
Newmont Mining Corp	61,222	1,987,266
Nucor Corp	15,800	771,830
Pactiv Corp*	33,400	658,314
Phelps Dodge Corp*	11,950	458,163
PPG Industries Inc	26,100	1,324,314
Praxair Inc	23,400	1,406,340
Rohm & Haas Co	39,998	1,241,138
Sealed Air Corp*	15,160	722,526
Sigma-Aldrich Corp	8,600	465,948
Temple-Inland Inc	9,500	407,645
The Dow Chemical Co	140,185	4,340,128
The Sherwin-Williams Co	28,400	763,392
United States Steel Corp	10,860	177,778
Vulcan Materials Co	16,600	615,362
Weyerhaeuser Co	33,200	1,792,800
Worthington Industries Inc	17,155	229,877

		44,417,618

Producer Durables - 3.58%

Agilent Technologies Inc*	82,931	1,621,301
American Power Conversion Corp*	35,500	553,445
Andrew Corp*	14,525	133,630
Applied Materials Inc*	272,800	4,326,608
Caterpillar Inc	51,800	2,883,188
Centex Corp	8,200	637,878
Crane Co	11,450	259,114
Cummins Inc	7,500	269,175
Danaher Corp	24,800	1,687,640
Deere & Co	35,900	1,640,630
Dover Corp	37,000	1,108,520
Emerson Electric Co	67,200	3,433,920
Goodrich Corp	18,900	396,900
Illinois Tool Works Inc	47,700	3,141,045
Ingersoll-Rand Co Ltd ‘A’	26,150	1,237,418
KB Home	5,600	347,088
KLA-Tencor Corp*	27,100	1,259,879
Lexmark International Inc*	18,500	1,309,245
Lockheed Martin Corp	69,442	3,303,356
Molex Inc	28,300	763,817
Northrop Grumman Corp	28,160	2,429,926
Novellus Systems Inc*	21,600	791,014
Pall Corp	22,266	500,985
Parker Hannifin Corp	15,875	666,591
Pitney Bowes Inc	41,100	1,578,651
Power-One Inc*	12,200	87,230
Pulte Homes Inc	7,500	462,450
Rockwell Collins Inc	33,300	820,179
Tektronix Inc*	17,200	371,520
Teradyne Inc*	31,600	546,996

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
The Boeing Co	128,161	$4,398,486
Thermo Electron Corp*	33,200	697,864
Thomas & Betts Corp*	10,600	153,170
United Technologies Corp	72,200	5,113,926
W.W. Grainger Inc	17,800	832,328
Waters Corp*	23,700	690,381
Xerox Corp*	113,200	1,198,788

		51,654,282

Technology - 14.16%

ADC Telecommunications Inc*	141,788	330,082
Adobe Systems Inc	37,900	1,215,453
Advanced Micro Devices Inc*	47,400	303,834
Altera Corp*	63,000	1,033,200
Analog Devices Inc*	60,300	2,099,646
Apple Computer Inc*	54,100	1,034,392
Applera Corp-Applied Biosystems Group	38,400	730,752
Applied Micro Circuits Corp*	41,200	249,260
Autodesk Inc	11,420	184,547
Avaya Inc*	53,062	342,781
BMC Software Inc*	43,700	713,621
Broadcom Corp ‘A’*	38,076	948,473
BroadVision Inc*	11	63
CIENA Corp*	76,200	395,478
Cisco Systems Inc*	1,119,316	18,681,384
Citrix Systems Inc*	21,900	445,884
Computer Associates International Inc	95,900	2,136,652
Computer Sciences Corp*	28,700	1,094,044
Compuware Corp*	68,000	392,360
Comverse Technology Inc*	20,500	308,115
Corning Inc*	166,991	1,234,063
Dell Computer Corp*	408,200	13,046,072
Electronic Data Systems Corp	77,000	1,651,650
EMC Corp MA*	354,850	3,715,280
Gateway Inc*	58,700	214,255
General Dynamics Corp	30,940	2,243,150
Hewlett-Packard Co	482,773	10,283,065
Intel Corp	1,042,520	21,667,736
International Business Machines Corp	275,781	22,751,932
Intuit Inc*	31,900	1,420,507
Jabil Circuit Inc*	32,500	718,250
JDS Uniphase Corp*	239,095	839,223
Linear Technology Corp	52,800	1,700,688
LSI Logic Corp*	61,600	436,128
Lucent Technologies Inc*	527,751	1,071,335
Maxim Integrated Products Inc	53,404	1,825,883
Mercury Interactive Corp*	10,800	416,988
Micron Technology Inc*	101,900	1,185,097
Microsoft Corp	1,708,172	43,746,285
Motorola Inc	381,802	3,600,393
National Semiconductor Corp*	26,300	518,636
NCR Corp*	17,900	458,598
Network Appliance Inc*	61,409	995,440
Novell Inc*	46,600	143,528
NVIDIA Corp*	18,600	427,986
Oracle Corp*	841,936	10,120,071
Parametric Technology Corp*	48,100	146,705
PeopleSoft Inc*	44,998	791,515
PerkinElmer Inc	18,000	248,580
PMC-Sierra Inc*	22,600	265,098
QLogic Corp*	11,500	555,795
QUALCOMM Inc	126,700	4,529,525
Raytheon Co	70,300	2,308,652
Rockwell Automation Inc	33,200	791,488
Sanmina-SCI Corp*	81,104	511,766
Scientific-Atlanta Inc	25,900	617,456
Siebel Systems Inc*	74,220	708,059
Solectron Corp*	144,566	540,677
Sun Microsystems Inc*	471,800	2,170,280
Symantec Corp*	21,100	925,446
Symbol Technologies Inc	41,150	535,362
Tellabs Inc*	59,400	390,258
Texas Instruments Inc	278,970	4,909,872
Unisys Corp*	57,400	704,872
VERITAS Software Corp*	68,823	1,973,155
Xilinx Inc*	56,500	1,430,015

		204,126,836

Utilities - 7.42%

Allegheny Energy Inc	16,000	135,200
Alltel Corp	53,600	2,584,592
Ameren Corp	21,000	926,100
American Electric Power Co Inc	65,160	1,943,723
AT&T Corp	116,130	2,235,502
AT&T Wireless Services Inc*	443,416	3,640,445
BellSouth Corp	294,800	7,850,524
CenterPoint Energy Inc	50,329	410,181
CenturyTel Inc	27,650	963,602
Cinergy Corp	28,813	1,060,030
Citizens Communications Co*	51,900	668,991
CMS Energy Corp	14,700	119,070
Comcast Corp ‘A’*	244,318	7,373,517
Comcast Corp Special ‘A’*	112,570	3,245,393
Consolidated Edison Inc	38,100	1,648,968
Constellation Energy Group Inc	29,450	1,010,135
Dominion Resources Inc VA	46,185	2,968,310
DTE Energy Co	23,600	911,904
Duke Energy Corp	133,852	2,670,347
Edison International*	59,200	972,656
Entergy Corp	34,000	1,794,520
Exelon Corp	51,712	3,092,895
FirstEnergy Corp	49,680	1,910,196
FPL Group Inc	27,000	1,804,950
KeySpan Corp	24,722	876,395
Kinder Morgan Inc	20,800	1,136,720
Mirant Corp*	5,498	15,944
National Grid Transco PLC ADR	1	34
Nextel Communications Inc ‘A’*	157,400	2,845,792
Nicor Inc	8,300	308,013
NiSource Inc	36,973	702,487
Peoples Energy Corp	5,700	244,473
PG&E Corp*	70,200	1,484,730
Pinnacle West Capital Corp	16,800	629,160
PPL Corp	23,566	1,013,338
Progress Energy Inc	37,100	1,628,690
Public Service Enterprise Group Inc	38,300	1,618,175
Qwest Communications International Inc*	295,492	1,412,452
SBC Communications Inc	525,757	13,433,091
Sempra Energy	35,958	1,025,882
Sprint Corp-FON Group	144,000	2,073,600
Sprint Corp-PCS Group*	170,300	979,225
TECO Energy Inc	23,400	280,566
The AES Corp*	96,482	612,661
The Southern Co	114,900	3,580,284
TXU Corp	54,310	1,219,260
Verizon Communications Inc	433,154	17,087,925
Xcel Energy Inc	54,779	823,876

		106,974,524

Total U.S. Common Stocks (Cost $1,699,053,546)		1,427,795,437

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.47%

Repurchase Agreement - 1.47%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $21,272,355; collateralized by U.S. Treasury Notes—market value $21,699,298 due 02/28/05)	$21,272,000	$21,272,000

Total Short-Term Investment (Cost $21,272,000)		21,272,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.52% (Cost $1,720,325,546)		1,449,067,437

	Shares
SECURITIES LENDING COLLATERAL - 1.86%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	26,753,743	26,753,743

Total Securities Lending Collateral (Cost $26,753,743)		26,753,743

TOTAL INVESTMENTS - 102.38% (Cost $1,747,079,289)		1,475,821,180

OTHER ASSETS & LIABILITIES, NET - (2.38%)		(34,319,325)

NET ASSETS - 100.00%		$1,441,501,855

Note to Schedule of Investments

(a) The amount of $3,920,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	Number of Contracts	Unrealized Depreciation

S&P 500 (09/03)	109	($645,971)

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 92.25%

Autos & Transportation - 3.96%

AAR Corp	18,100	$127,786
Aftermarket Technology Corp*	6,400	67,264
Airborne Inc	25,200	526,680
AirTran Holdings Inc*	32,600	341,322
Alaska Air Group Inc*	11,200	240,240
Alexander & Baldwin Inc	21,600	573,048
America West Holdings Corp ‘B’*	11,700	79,560
AMR Corp*	83,600	919,600
Arctic Cat Inc	8,100	155,196
Arkansas Best Corp	12,900	306,891
ASV Inc*	5,400	78,192
Atlantic Coast Airlines Holdings Inc*	21,300	287,337
Aviall Inc*	7,300	83,001
Bandag Inc	5,000	186,350
Coachmen Industries Inc	4,900	58,555
Collins & Aikman Corp*	16,300	48,085
Continental Airlines Inc ‘B’*	32,600	488,022
Cooper Tire & Rubber Co	31,800	559,362
Covenant Transport Inc ‘A’*	4,100	69,700
Dura Automotive Systems Inc ‘A’*	10,700	104,967
EGL Inc*	14,750	224,200
ExpressJet Holdings Inc*	13,400	202,340
Fleetwood Enterprises Inc*	21,000	155,400
Florida East Coast Industries ‘A’	9,100	232,505
Forward Air Corp*	5,400	136,998
Frontier Airlines Inc*	18,100	164,348
Genesee & Wyoming Inc ‘A’*	4,400	90,508
Greenbrier Cos Inc*	800	8,680
Gulfmark Offshore Inc*	7,700	129,976
Hayes Lemmerz International Inc*	2,100	42
Heartland Express Inc*	15,722	349,814
Kansas City Southern*	35,200	423,456
Keystone Automotive Industries Inc*	4,000	73,040
Kirby Corp*	9,600	270,720
Knight Transportation Inc*	12,675	315,608
Landstar System Inc*	8,300	521,655
Marine Products Corp	200	2,170
Maritrans Inc	1,100	16,115
Mesa Air Group Inc*	17,100	136,800
Mesaba Holdings Inc*	4,100	25,297
Modine Manufacturing Co	13,800	267,306
Monaco Coach Corp*	13,225	202,739
Northwest Airlines Corp*	33,700	380,473
Offshore Logistics Inc*	9,700	210,975
Old Dominion Freight Line Inc*	7,500	162,150
Oshkosh Truck Corp	7,850	465,662
Overseas Shipholding Group	9,800	215,698
Pacer International Inc*	9,700	182,942
PAM Transportation Services Inc*	1,700	42,704
Petroleum Helicopters Inc*	1,700	53,635
Quixote Corp	4,700	119,991
RailAmerica Inc*	14,000	118,300
Raytech Corp DE*	10,300	43,775
Roadway Corp	7,400	211,122
Sauer-Danfoss Inc	2,000	21,500
SCS Transportation Inc*	9,850	124,406
Seabulk International Inc*	3,000	26,610
Skywest Inc	28,100	535,586
Sports Resorts International Inc*	6,200	30,256
Standard Motor Products Inc	5,400	59,940
Stoneridge Inc*	6,100	81,740
Strattec Security Corp*	1,200	63,840
Superior Industries International Inc	12,500	521,250
TBC Corp*	8,700	165,735
Tenneco Automotive Inc*	16,200	58,320
The Goodyear Tire & Rubber Co	74,600	391,650
Thor Industries Inc	9,300	379,626
Tower Automotive Inc*	25,300	92,598
U.S. Xpress Enterprises Inc ‘A’*	2,900	30,914
USF Corp	14,300	385,671
Visteon Corp	64,000	439,680
Wabash National Corp*	15,000	210,450
Wabtec Corp	13,610	189,315
Winnebago Industries Inc	6,500	246,350
Yellow Corp*	17,100	395,865

		15,909,604

Consumer Discretionary - 17.80%

1-800 CONTACTS Inc*	2,800	68,544
1-800-FLOWERS.com Inc ‘A’*	10,300	84,872
4Kids Entertainment Inc*	5,000	93,000
A.C. Moore Arts & Crafts Inc*	6,600	132,198
Aaron Rents Inc	8,300	214,472
ABM Industries Inc	19,600	301,840
ACME Communications Inc*	2,000	15,200
Action Performance Cos Inc	8,300	157,700
Activision Inc*	49,400	638,248
Administaff Inc*	10,600	109,180
Advanced Marketing Services Inc	7,600	98,800
ADVO Inc*	10,400	461,760
Aeropostale Inc*	8,800	189,024
AFC Enterprises Inc*	6,800	110,432
Alderwoods Group Inc*	16,300	88,998
Alliance Gaming Corp*	23,500	444,385
Alloy Inc*	17,800	114,810
Ambassadors Group Inc*	700	9,779
Ambassadors International Inc*	300	3,603
AMC Entertainment Inc*	18,000	205,920
American Eagle Outfitters Inc*	25,700	471,338
American Greetings Corp ‘A’*	30,000	589,200
American Woodmark Corp	2,700	125,712
America’s Car-Mart Inc*	3,800	69,464
Ameristar Casinos Inc*	7,300	155,855
AMN Healthcare Services Inc*	7,200	91,440
Angelica Corp	3,000	50,850
AnnTaylor Stores Corp*	21,950	635,452
APAC Customer Services Inc*	12,200	31,110
Applica Inc*	10,000	85,000
aQuantive Inc*	22,500	236,250
Arbitron Inc*	15,500	553,350
Argosy Gaming Co*	11,900	248,829
Asbury Automotive Group Inc*	4,100	55,268
Ask Jeeves Inc*	16,500	226,875
Atari Inc*	7,900	35,155
Autobytel Inc*	17,800	111,072
Aztar Corp*	17,200	277,092
Bally Total Fitness Holding Corp*	15,500	139,965
Banta Corp	13,400	433,758
Bassett Furniture Industries Inc	4,300	57,104
Beasley Broadcasting Group Inc ‘A’*	4,800	65,664
Bebe Stores Inc*	3,000	57,390
Big 5 Sporting Goods Corp*	4,700	58,891
BJ’s Wholesale Club Inc*	35,800	539,148
Blair Corp	2,300	51,060
Blue Rhino Corp*	7,600	91,124
Bob Evans Farms Inc	18,600	513,918
Boca Resorts Inc ‘A’*	10,900	141,700
Bowne & Co Inc	17,500	228,025
Boyd Gaming Corp*	15,700	270,982
Boyds Collection Ltd*	8,400	39,564
Bright Horizons Family Solutions Inc*	5,600	187,936
Brookstone Inc*	6,100	123,525
Brown Shoe Co Inc	10,100	300,980
Burlington Coat Factory Warehouse Corp	9,500	170,050

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
California Pizza Kitchen Inc*	10,400	$223,600
Callaway Golf Co	31,400	415,108
Carmike Cinemas Inc*	300	6,816
Casella Waste Systems Inc ‘A’*	6,600	59,598
Casual Male Retail Group Inc*	11,800	61,242
Catalina Marketing Corp*	18,300	322,995
CDI Corp*	6,300	163,548
CEC Entertainment Inc*	11,100	409,923
Central European Distribution Corp*	4,800	96,672
Central Garden & Pet Co*	7,900	188,415
Central Parking Corp	9,400	116,184
Century Business Services Inc*	33,400	108,550
Charles River Associates Inc*	4,900	138,523
Charlotte Russe Holding Inc*	5,900	60,888
Charming Shoppes Inc*	58,200	289,254
Charter Communications Inc ‘A’*	140,500	557,785
Cherokee Inc*	1,300	26,026
Chicago Pizza & Brewery Inc*	8,800	88,000
Choice Hotels International Inc*	10,200	278,562
Christopher & Banks Corp*	12,200	451,278
Churchill Downs Inc	2,100	80,451
CKE Restaurants Inc*	21,300	119,067
Clark Consulting Inc*	9,900	118,305
Clean Harbors Inc*	6,300	60,039
CMGI Inc*	176,300	294,421
CNET Networks Inc*	56,700	353,241
Coinstar Inc*	12,500	235,750
Coldwater Creek Inc*	2,199	27,114
Cole National Corp*	8,300	103,916
Concord Camera Corp*	16,300	115,567
Consolidated Graphics Inc*	4,400	100,672
Copart Inc*	38,500	363,825
Cornell Cos Inc*	8,100	122,634
Corrections Corp of America*	16,898	428,026
Cost Plus Inc CA*	11,175	398,501
CoStar Group Inc*	6,000	179,160
Courier Corp	1,300	66,950
CPI Corp	6,600	116,490
Cross Country Healthcare Inc*	12,200	160,918
Cross Media Marketing Corp*	1,600	384
Crown Media Holdings Inc ‘A’*	11,800	48,734
CSK Auto Corp*	15,100	218,195
CSS Industries Inc	1,900	73,245
Cumulus Media Inc ‘A’*	22,000	416,460
Dave & Buster’s Inc*	2,400	26,160
Deb Shops Inc	800	15,040
DEL Laboratories Inc*	1,155	27,154
Department 56 Inc*	4,100	62,853
Dick’s Sporting Goods Inc*	7,400	271,432
Digital Generation Systems Inc*	6,500	12,480
DigitalThink Inc*	11,800	37,170
Dillard’s Inc ‘A’	29,500	397,365
Dollar Thrifty Automotive Group Inc*	11,900	220,745
Dover Downs Gaming & Entertainment Inc	3,140	29,045
Dover Motorsports Inc	7,500	30,750
Dress Barn Inc*	11,670	147,859
drugstore.com Inc*	16,500	96,360
EarthLink Inc*	64,500	508,905
Electronics Boutique Holdings Corp*	8,000	184,880
Elizabeth Arden Inc*	5,900	77,703
Emerson Radio Corp*	5,100	35,139
Emmis Communications Corp ‘A’*	21,600	495,720
eUniverse Inc*	8,900	32,307
Extended Stay America Inc*	34,300	462,707
Exult Inc*	19,600	167,972
FindWhat.com*	6,900	129,789
Finlay Enterprises Inc*	1,300	21,515
First Consulting Group Inc*	6,000	28,020
Fisher Communications Inc*	1,700	83,147
Footstar Inc*	11,100	144,300
Forrester Research Inc*	7,100	116,156
Fossil Inc*	13,750	323,950
Fred’s Inc	14,312	532,120
FreeMarkets Inc*	19,300	134,328
Friedman’s Inc ‘A’	11,300	128,481
FTD Inc ‘A’*	200	4,036
FTI Consulting Inc*	22,674	566,170
G&K Services Inc ‘A’	10,100	298,960
Galyans Trading Co Inc*	5,100	73,134
GameStop Corp*	12,500	161,500
Gart Sports Co*	5,000	141,800
Gaylord Entertainment Co*	8,300	162,431
Genesco Inc*	11,300	200,010
Gevity HR Inc	9,300	109,926
Global Imaging Systems Inc*	9,300	215,388
Goody’s Family Clothing Inc*	12,600	108,990
Gray Television Inc	17,800	220,720
Grey Global Group Inc	409	315,957
Group 1 Automotive Inc*	8,500	275,485
GSI Commerce Inc*	8,000	53,440
Guess? Inc*	1,200	7,200
Guitar Center Inc*	8,100	234,900
Gymboree Corp*	15,300	256,734
Hancock Fabrics Inc DE	9,600	155,040
Handleman Co*	13,200	211,200
Harris Interactive Inc*	25,400	167,386
Haverty Furniture Cos Inc	8,200	143,500
Heidrick & Struggles International Inc*	10,600	133,772
Hibbett Sporting Goods Inc*	4,900	161,406
Hollinger International Inc	19,300	207,861
Hollywood Entertainment Corp*	27,700	476,440
Hooker Furniture Corp	500	12,295
Hot Topic Inc*	16,700	449,397
Hudson Highland Group Inc*	5,000	95,050
ICT Group Inc*	2,900	30,334
IHOP Corp	9,100	287,287
Information Holdings Inc*	8,500	155,125
InfoSpace Inc*	11,700	158,769
InfoUSA Inc*	11,300	91,530
Insight Communications Co Inc*	23,131	304,867
Insight Enterprises Inc*	26,925	270,866
Insurance Auto Auctions Inc*	4,500	56,520
Inter Parfums Inc	3,600	26,640
InterTAN Inc*	11,000	90,200
Isle of Capri Casinos Inc*	9,000	148,770
Jack in the Box Inc*	17,700	394,710
Jakks Pacific Inc*	15,100	200,679
Jarden Corp*	7,200	199,224
Jo-Ann Stores Inc ‘A’*	7,900	199,870
Jos. A. Bank Clothiers Inc*	3,300	110,319
Journal Register Co*	13,900	251,451
K2 Inc*	14,600	178,850
Kellwood Co	13,700	433,331
Kelly Services Inc ‘A’	8,700	204,015
Kenneth Cole Productions Inc ‘A’*	2,950	57,496
Kirkland’s Inc*	4,000	64,600
Korn/Ferry International*	15,900	128,790
Kroll Inc*	20,100	543,906
K-Swiss Inc ‘A’	6,300	217,476
Labor Ready Inc*	20,800	149,136
Landry’s Restaurants Inc	11,300	266,680
Lawson Products Inc	2,500	68,848
Learning Tree International Inc*	4,700	73,461
Libbey Inc	8,073	183,257
Liberty Corp	7,800	331,500
Lifeline Systems Inc*	2,500	71,000
Lightbridge Inc*	17,710	155,140
LIN TV Corp ‘A’*	12,400	292,020

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Linens ‘n Things Inc*	21,600	$509,976
Lithia Motors Inc ‘A’*	5,200	84,084
LodgeNet Entertainment Corp*	5,432	59,480
Lone Star Steakhouse & Saloon Inc	9,700	211,169
LookSmart Ltd*	46,900	132,727
Magna Entertainment Corp ‘A’*	26,200	131,000
Mail-Well Inc*	13,600	34,272
Marcus Corp	7,300	109,135
MarineMax Inc*	1,800	25,200
MarketWatch.com Inc*	600	5,016
Martha Stewart Living Omnimedia Inc ‘A’*	9,100	85,449
Matthews International Corp ‘A’	13,200	326,832
MAXIMUS Inc*	7,500	207,225
Maxwell Shoe Co ‘A’*	8,900	128,160
Medical Staffing Network Holdings Inc*	9,100	63,700
MemberWorks Inc*	3,900	77,025
Metro One Telecommunications Inc*	13,300	68,628
Midas Inc*	9,400	113,928
Midway Games Inc*	13,500	49,005
Monro Muffler Inc*	4,600	129,996
Mothers Work Inc*	3,100	82,987
Movado Group Inc	3,200	69,600
Movie Gallery Inc*	12,625	232,931
MPS Group Inc*	44,600	306,848
MTR Gaming Group Inc*	14,800	114,256
Multimedia Games Inc*	6,300	160,650
National Presto Industries Inc	2,400	75,840
Nautica Enterprises Inc*	15,900	203,997
Nautilus Group Inc	14,825	183,830
Navigant Consulting Inc*	24,000	284,400
Navigant International Inc*	9,000	116,100
Neoforma Inc*	2,200	24,024
NetFlix Inc*	6,500	166,075
NetRatings Inc*	2,600	23,764
NIC Inc*	8,400	24,528
Nu Skin Enterprises Inc ‘A’	19,000	198,550
Oakley Inc*	10,500	123,585
O’Charley’s Inc*	12,300	264,819
OfficeMax Inc*	60,100	393,655
Oneida Ltd	11,700	78,975
Oshkosh B’Gosh Inc ‘A’	4,830	130,410
Overstock.com Inc*	3,300	47,883
Overture Services Inc*	32,000	580,160
Oxford Industries Inc	3,900	161,928
P.F. Chang’s China Bistro Inc*	13,200	649,572
Pacific Sunwear of California Inc*	24,575	592,012
Panera Bread Co ‘A’*	13,500	540,000
Papa John’s International Inc*	7,100	199,155
Party City Corp*	5,200	53,404
Paxson Communications Corp*	15,400	92,246
Payless Shoesource Inc*	32,400	405,000
PC Connection Inc*	1,950	13,260
PDI Inc*	3,900	39,624
Pegasus Communications Corp*	2,400	70,992
Pegasus Solutions Inc*	14,500	235,625
Penn National Gaming Inc*	17,600	361,680
Perry Ellis International Inc*	2,900	56,608
Petco Animal Supplies Inc*	17,100	371,754
Phillips-Van Heusen Corp	13,000	177,190
Pinnacle Entertainment Inc*	11,400	77,520
Playboy Enterprises Inc ‘B’*	6,600	89,760
Playtex Products Inc*	11,100	71,262
Pre-Paid Legal Services Inc*	8,200	201,146
priceline.com Inc*	11,550	258,604
Prime Hospitality Corp*	22,200	148,962
Primedia Inc*	69,800	212,890
Princeton Review Inc*	4,100	24,190
ProQuest Co*	11,400	294,120
Pulitzer Inc	3,200	158,144
Quiksilver Inc*	28,300	466,667
R.H. Donnelley Corp*	10,300	375,641
Raindance Communications Inc*	16,200	40,338
Rare Hospitality International Inc*	11,450	374,186
RC2 Corp*	5,500	93,555
Red Robin Gourmet Burgers Inc*	6,400	121,344
Regent Communications Inc*	13,700	80,830
Register.com Inc*	20,600	120,716
Renaissance Learning Inc*	4,000	87,600
Rent-Way Inc*	11,000	51,150
Resources Connection Inc*	11,400	272,004
Restoration Hardware Inc*	10,000	45,000
Revlon Inc ‘A’*	10,988	32,964
Rex Stores Corp*	2,300	27,853
Right Management Consultants Inc*	8,550	108,158
Rollins Inc	10,050	189,442
Roto-Rooter Inc	5,100	194,769
Russ Berrie & Co Inc	4,700	171,597
Russell Corp	13,700	260,300
Ryan’s Family Steak Houses Inc*	21,900	306,600
Saga Communications Inc ‘A’*	5,731	111,468
Salem Communications Corp DE ‘A’*	4,500	90,050
Schawk Inc	3,900	40,872
School Specialty Inc*	9,700	276,062
Scientific Games Corp ‘A’*	25,700	241,580
SCP Pool Corp*	10,275	353,460
Select Comfort Corp*	9,500	155,610
Sharper Image Corp*	4,300	117,261
Shoe Carnival Inc*	2,100	30,996
ShopKo Stores Inc*	15,600	202,800
Shuffle Master Inc*	10,000	293,900
Sinclair Broadcast Group Inc ‘A’*	22,000	255,420
Six Flags Inc*	44,200	299,676
Skechers U.S.A. Inc ‘A’*	9,700	71,780
SM&A*	8,300	94,288
Sohu.com Inc*	8,000	273,280
Sonic Automotive Inc*	13,600	297,976
Sonic Corp*	20,350	517,500
Source Interlink Cos Inc*	9,700	73,623
SOURCECORP Inc*	8,000	172,800
Spanish Broadcasting System Inc ‘A’*	19,650	160,148
Speedway Motorsports Inc	5,900	158,120
Spherion Corp*	30,860	214,477
Sports Authority Inc*	17,200	184,040
Stage Stores Inc*	7,600	178,600
Stamps.com Inc*	21,300	102,240
Stanley Furniture Co Inc	2,600	71,266
StarTek Inc*	4,400	115,720
Stein Mart Inc*	8,800	52,712
Steinway Musical Instruments Inc*	4,500	69,300
Steven Madden Ltd*	5,200	113,568
Stewart Enterprises Inc ‘A’*	46,700	200,810
Strayer Education Inc	6,100	484,645
Stride Rite Corp	19,200	189,312
Sturm Ruger & Co Inc	12,900	129,000
Summit America Television Inc*	10,868	31,409
Sylvan Learning Systems Inc*	18,500	422,540
Take-Two Interactive Software Inc*	21,100	597,974
TeleTech Holdings Inc*	23,000	97,290
Tetra Tech Inc*	26,118	447,401
The Advisory Board Co*	6,000	243,120
The Bombay Co Inc*	17,500	186,025
The Brink’s Co	25,900	377,363
The Buckle Inc*	2,000	38,460
The Cato Corp ‘A’	8,700	183,396
The Children’s Place Retail Stores Inc*	7,900	156,894
The Finish Line Inc ‘A’*	10,600	235,426
The J. Jill Group Inc*	8,900	149,876
The Men’s Wearhouse Inc*	18,086	395,179

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
The Pantry Inc*	1,200	$9,468
The Pep Boys-Manny, Moe & Jack	25,000	337,750
The Steak n Shake Co*	10,760	164,090
The Topps Co Inc*	18,200	156,338
The Warnaco Group Inc*	20,200	271,690
The Wet Seal Inc ‘A’*	11,625	124,155
The Yankee Candle Co Inc*	17,700	410,994
Thomas Nelson Inc*	4,100	51,250
THQ Inc*	21,100	379,800
TiVo Inc*	18,600	226,548
Too Inc*	17,500	354,375
Toro Co	13,000	516,750
Tractor Supply Co*	8,200	391,550
Trans World Entertainment Corp*	12,000	61,440
Triarc Co Inc*	6,350	190,436
Tuesday Morning Corp*	5,900	155,170
Tupperware Corp	28,000	402,080
Tweeter Home Entertainment Group Inc*	10,400	90,272
Ultimate Electronics Inc*	7,500	96,150
UniFirst Corp MA	2,900	63,510
United Auto Group Inc*	7,000	152,460
United Natural Foods Inc*	10,900	306,726
United Online Inc*	14,000	354,760
United Stationers Inc*	17,000	614,890
Universal Electronics Inc*	5,400	68,472
Urban Outfitters Inc*	5,600	201,040
USANA Health Sciences Inc*	2,900	128,209
Vail Resorts Inc*	7,400	99,678
ValueClick Inc*	38,100	229,743
ValueVision Media Inc ‘A’*	9,900	134,937
Vans Inc*	12,700	114,046
Volt Information Sciences Inc*	2,400	32,760
Wackenhut Corrections Corp*	4,800	65,808
Waste Connections Inc*	14,900	522,245
Watson Wyatt & Co Holdings*	15,500	359,290
WESCO International Inc*	7,200	43,200
West Marine Inc*	7,600	133,076
Weyco Group Inc	200	9,202
Whitehall Jewellers Inc*	4,600	41,722
Wilsons The Leather Experts Inc*	8,500	61,285
Wireless Facilities Inc*	12,800	152,320
WMS Industries Inc*	13,500	210,465
Wolverine World Wide Inc	20,800	400,608
World Fuel Services Corp	4,200	103,278
World Wrestling Entertainment Inc	2,800	28,812
Wyndham International Inc ‘A’*	1,900	836
Young Broadcasting Inc ‘A’*	7,700	162,701
Zale Corp*	15,700	628,000

		71,514,574

Consumer Staples - 1.92%

7-Eleven Inc*	12,000	126,600
American Italian Pasta Co ‘A’*	7,800	324,870
Arden Group Inc ‘A’*	700	41,300
Aurora Foods Inc*	400	140
Boston Beer Co Inc ‘A’*	4,800	69,120
Casey’s General Stores Inc	23,100	326,634
Chiquita Brands International Inc*	16,600	240,700
Coca-Cola Bottling Co Consolidated	1,200	65,520
DIMON Inc	21,400	153,224
Duane Reade Inc*	9,700	143,075
Farmer Brothers Co	300	101,787
Flowers Foods Inc	16,650	329,004
Great Atlantic & Pacific Tea Co*	10,500	92,400
Green Mountain Coffee Roasters Inc*	1,840	34,960
Horizon Organic Holding Corp*	5,000	119,150
Ingles Markets Inc ‘A’	7,400	74,740
International Multifoods Corp*	9,100	208,481
Interstate Bakeries Corp	21,000	266,700
J&J Snack Foods Corp*	3,100	98,053
John B. Sanfilippo & Son Inc*	4,300	69,445
Lance Inc	16,600	151,558
Longs Drug Stores Corp	17,300	287,180
M&F Worldwide Corp*	1,000	7,200
Maui Land & Pineapple Co Inc*	1,900	42,712
Nash Finch Co	7,400	123,210
National Beverage Corp*	3,000	41,700
Nature’s Sunshine Products Inc	4,800	38,448
NBTY Inc*	28,300	595,998
Pathmark Stores Inc*	17,300	132,345
Peet’s Coffee & Tea Inc*	6,400	111,744
Pilgrims Pride Corp ‘B’	4,800	46,416
Ralcorp Holdings Inc*	15,624	389,975
Riviana Foods Inc	2,800	75,348
Robert Mondavi Corp ‘A’*	6,300	159,453
Ruddick Corp	17,000	267,240
Sanderson Farms Inc	2,400	67,440
Schweitzer-Mauduit International Inc	9,000	217,260
Seaboard Corp	100	20,700
Sensient Technologies Corp	22,300	508,663
Smart & Final Inc*	2,600	12,038
Standard Commercial Corp	5,100	86,700
Star Scientific Inc*	18,200	62,608
The Hain Celestial Group Inc*	13,400	214,266
The Penn Traffic Co*	400	60
Universal Corp VA	13,800	583,740
Vector Group Ltd	13,557	237,248
Weis Markets Inc	5,800	179,916
Wild Oats Markets Inc*	15,300	166,770

		7,713,839

Diversified - 0.40%

FMC Corp*	16,700	377,921
GenCorp Inc	16,300	144,907
Jacuzzi Brands Inc*	43,000	227,470
Kaman Corp ‘A’	15,000	175,350
Raven Industries Inc	5,200	103,012
Sequa Corp ‘A’*	1,900	65,170
Trinity Industries Inc	18,000	333,180
United Capital Corp	1,600	56,240
Walter Industries Inc	12,700	149,225

		1,632,475

Energy - 3.64%

Arch Coal Inc	25,600	588,288
Atwood Oceanics Inc*	4,100	111,315
Berry Petroleum Co ‘A’	6,000	107,700
Cabot Oil & Gas Corp	14,400	397,584
Cal Dive International Inc*	20,000	436,000
CARBO Ceramics Inc	4,300	159,960
Cimarex Energy Co*	20,000	475,000
Clayton Williams Energy Inc*	3,400	62,764
Comstock Resources Inc*	17,700	242,136
Denbury Resources Inc*	20,800	279,344
Dril-Quip Inc*	2,800	50,960
Encore Acquisition Co*	2,600	49,790
Energy Partners Ltd*	11,000	127,050
Evergreen Resources Inc*	9,400	510,514
Forest Oil Corp*	22,500	565,200
Frontier Oil Corp	15,300	232,560
FuelCell Energy Inc*	20,000	163,800
Global Industries Ltd*	42,900	206,778
Global Power Equipment Group Inc*	12,800	59,520
Grey Wolf Inc*	87,700	354,308
Gulf Island Fabrication Inc*	3,700	62,604
Hanover Compressor Co*	24,500	276,850
Harvest Natural Resources Inc*	23,500	149,695
Holly Corp	4,400	121,440

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Horizon Offshore Inc*	18,800	$93,624
Hydril Co*	7,200	196,200
Input/Output Inc*	27,800	149,564
KFX Inc*	7,200	27,936
Lufkin Industries Inc	4,500	109,575
Magnum Hunter Resources Inc*	35,000	279,650
Massey Energy Co	33,600	441,840
Matrix Service Co*	6,100	104,798
McMoRan Exploration Co*	4,300	47,902
Meridian Resource Corp*	23,400	110,682
Newpark Resources Inc*	37,800	207,144
Nuevo Energy Co*	11,300	197,185
Oceaneering International Inc*	11,700	298,935
Oil States International Inc*	10,100	122,210
Parker Drilling Co*	56,500	164,415
Patina Oil & Gas Corp	15,550	499,932
Penn Virginia Corp	3,800	163,400
Petroleum Development Corp*	12,300	113,037
Plains Exploration & Production Co LP*	18,510	200,093
Plains Resources Inc*	11,300	159,895
Plug Power Inc*	8,000	37,360
Prima Energy Corp*	4,750	99,180
Quicksilver Resources Inc*	4,500	107,775
Range Resources Corp*	22,300	139,821
Remington Oil & Gas Corp*	12,200	224,236
Resource America Inc ‘A’	7,100	73,485
RPC Inc	5,200	57,200
Seacor Smit Inc*	8,850	322,936
Spinnaker Exploration Co*	11,600	303,920
St. Mary Land & Exploration Co	16,000	436,800
Stone Energy Corp*	10,851	454,874
Superior Energy Services Inc*	21,300	201,924
Swift Energy Co*	14,700	161,700
Tesoro Petroleum Corp*	32,900	226,352
Tetra Technologies Inc*	7,700	228,305
The Houston Exploration Co*	5,900	204,730
Tom Brown Inc*	17,800	494,662
TransMontaigne Inc*	9,000	58,320
Unit Corp*	19,100	399,381
Universal Compression Holdings Inc*	6,900	143,934
Veritas DGC Inc*	18,900	217,350
Vintage Petroleum Inc	23,000	259,440
Westmoreland Coal Co*	1,800	32,364
W-H Energy Services Inc*	13,400	261,032

		14,626,258

Financial Services - 21.38%

1st Source Corp	6,122	113,625
21st Century Insurance Group	12,000	171,600
ABC Bancorp	3,000	42,990
Acadia Realty Trust	11,700	106,938
Accredited Home Lenders Holding Co*	6,100	119,682
Advanta Corp ‘B’	8,100	81,486
Advent Software Inc*	18,200	307,762
Affiliated Managers Group Inc*	11,600	707,020
Alabama National Bancorp	4,300	208,464
Alexander’s Inc*	600	50,094
Alexandria Real Estate Equities Inc	9,900	445,500
Alfa Corp	16,400	208,444
Allegiant Bancorp Inc	6,700	135,675
Allmerica Financial Corp*	25,800	464,142
AMCORE Financial Inc	14,600	339,888
American Home Mortgage Holdings Inc	7,600	148,808
American Land Lease Inc	5,000	84,000
American Mortgage Acceptance Co	6,400	111,104
American National Bankshares Inc VA	2,400	64,536
American Physicians Capital Inc*	4,500	109,125
AmericanWest Bancorp*	2,600	42,198
AmerUs Group Co	21,700	611,723
AMLI Residential Properties Trust	8,100	190,755
Anchor Bancorp Wisconsin Inc	12,400	296,236
Anthracite Capital Inc	21,800	262,908
Anworth Mortgage Asset Corp	15,500	239,010
Apex Mortgage Capital Inc	22,600	123,622
Argonaut Group Inc	10,500	129,465
Arrow Financial Corp	2,499	83,392
Associated Estates Realty Corp	8,500	55,845
Baldwin & Lyons Inc ‘B’	4,400	104,500
BancFirst Corp	1,800	93,348
BancTrust Financial Group Inc	900	14,184
Bank Mutual Corp	4,500	146,250
Bank of Granite Corp	6,450	109,972
Bank of the Ozarks Inc	1,500	58,140
BankAtlantic Bancorp Inc ‘A’	22,800	271,092
Bankrate Inc*	800	9,696
BankUnited Financial Corp ‘A’*	16,900	340,535
Banner Corp	7,100	145,479
Barra Inc*	7,700	274,890
Bay View Capital Corp*	33,380	192,937
Bedford Property Investors Inc	7,100	201,640
Berkshire Hills Bancorp Inc	4,200	119,280
Boston Private Financial Holdings Inc	12,300	259,284
Boykin Lodging Co	13,800	107,640
Brandywine Realty Trust	12,800	315,136
Brookline Bancorp Inc	32,642	456,988
Bryn Mawr Bank Corp	1,800	66,726
BSB Bancorp Inc	5,800	143,956
C&F Financial Corp	2,600	101,660
Camco Financial Corp	6,500	101,335
Camden National Corp	2,700	74,250
Capital Automotive REIT	14,200	397,458
Capital City Bank Group Inc	4,125	149,325
Capital Corp of the West*	4,100	103,976
Capitol Bancorp Ltd	3,100	84,010
Capstead Mortgage Corp	8,200	92,414
Cascade Bancorp	4,300	74,519
Cash America International Inc	9,600	126,912
Cathay Bancorp Inc	9,000	401,220
Cavalry Bancorp Inc	500	8,440
CB Bancshares Inc	2,838	176,284
CCBT Financial Cos Inc	4,100	97,949
CCC Information Services Group*	6,462	93,699
Center Bancorp Inc	6,700	101,304
Central Coast Bancorp*	4,242	71,138
Central Pacific Financial Corp	7,500	207,750
Century Bancorp Inc MA ‘A’	3,000	89,340
CFS Bancorp Inc	5,000	70,500
Charter Financial Corp GA	700	19,775
Charter Municipal Mortgage Acceptance Co	21,500	408,715
Chateau Communities Inc	12,100	358,039
Chemical Financial Corp	11,072	329,946
Chittenden Corp	18,814	514,563
Citizens Banking Corp MI	23,900	639,803
Citizens First Bancorp Inc	3,000	65,520
Citizens Inc*	10,675	77,607
Citizens South Banking Corp	7,600	100,624
City Bank Lynnwood WA	3,600	97,416
City Holding Co	8,406	246,044
CNA Surety Corp	4,900	48,265
CNB Financial Corp PA	1,000	44,980
Coastal Bancorp Inc	2,000	56,840
Coastal Financial Corp	4,950	63,905
CoBiz Inc	3,550	48,067
Colonial Properties Trust	9,400	330,786
Columbia Bancorp	2,900	69,600
Columbia Bancorp OR	1,200	16,020
Columbia Banking Systems Inc	9,025	161,638
Commerce Group Inc	11,800	427,160

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Commercial Bankshares Inc FL	600	$17,832
Commercial Capital Bancorp Inc*	4,800	73,680
Commercial Federal Corp	24,800	525,760
Commercial Net Lease Realty Inc	18,800	324,112
Community Bank System Inc	5,600	212,800
Community Banks Inc	3,899	115,956
Community First Bankshares Inc	20,400	556,920
Community Trust Bancorp Inc	5,000	130,700
CompuCredit Corp*	5,700	69,255
Connecticut Bancshares Inc DE	6,700	262,975
Cornerstone Realty Income Trust Inc	28,400	207,604
Corporate Office Properties Trust	12,800	216,704
Correctional Properties Trust	5,200	145,600
Corus Bankshares Inc	3,800	184,034
Crawford & Co ‘B’	11,100	54,501
Credit Acceptance Corp*	4,500	45,405
Criimi MAE Inc*	8,700	95,265
Crown American Realty Trust	17,400	186,876
CVB Financial Corp	15,196	296,626
Delphi Financial Group ‘A’	8,040	376,272
Digital Insight Corp*	15,100	287,655
Dime Community Bancshares Inc	12,150	309,218
East West Bancorp Inc	12,900	466,206
Eastern Virginia Bankshares Inc	800	18,328
EastGroup Properties Inc	9,400	253,800
eFunds Corp*	24,300	280,179
Electro Rent Corp*	5,900	63,602
E-Loan Inc*	26,600	155,078
EMC INS Group Inc	100	1,855
Entertainment Properties Trust	9,000	258,750
Equity Inns Inc	21,100	145,590
Equity One Inc	11,900	195,160
ESB Financial Corp	1,000	13,500
eSpeed Inc ‘A’*	12,500	247,000
Essex Property Trust Inc	8,600	492,350
Euronet Worldwide Inc*	8,300	89,723
EverTrust Financial Group Inc	500	11,495
Exchange National Bancshares Inc	700	38,976
F&M Bancorp Frederick MD	6,300	310,716
Farmers Capital Bank Corp	1,900	60,667
FBL Financial Group Inc ‘A’	4,228	85,194
Federal Agriculture Mortgage Corp ‘C’*	2,900	64,815
FelCor Lodging Trust Inc	29,900	234,715
FFLC Bancorp Inc	700	18,172
Fidelity Bankshares Inc	6,900	153,870
Financial Federal Corp*	6,200	151,280
Financial Industries Corp	6,700	98,758
Financial Institutions Inc	2,800	65,800
First Albany Cos Inc	6,300	78,309
First Bancorp NC	3,400	88,094
First Bell Bancorp Inc	500	12,630
First Busey Corp	4,300	104,232
First Charter Corp	13,600	236,640
First Citizens Banc Corp	3,600	93,204
First Citizens BancShares Inc ‘A’	2,800	282,352
First Commonwealth Financial Corp	27,744	359,562
First Community Bancorp CA	7,700	240,009
First Community Banshares Inc VA	3,499	123,515
First Defiance Financial Corp	2,600	51,584
First Essex Bancorp Inc	4,300	202,702
First Federal Capital Corp	8,900	176,665
First Federal Financial Corp of Kentucky	500	16,335
First Financial Bancorp	15,542	248,672
First Financial Bankshares Inc	6,187	207,017
First Financial Corp IN	3,500	185,150
First Financial Holdings Inc	8,000	216,320
First Indiana Corp	5,450	93,304
First Industrial Realty Trust Inc	21,600	682,560
First Merchants Corp	7,582	184,319
First M & F Corp	700	22,904
First National Corp	4,000	98,640
First Niagara Financial Group Inc	39,651	553,528
First Oak Brook Bancshares Inc	1,000	32,990
First Place Financial Corp OH	4,100	71,012
First Republic Bank*	4,700	125,020
First Sentinel Bancorp Inc	9,300	148,521
First South Bancorp Inc VA	1,600	53,216
First State Bancorp	3,900	107,289
First United Corp	1,500	31,905
Firstbank Corp MI	4,000	121,520
FirstFed America Bancorp	2,602	89,769
FirstFed Financial Corp*	8,200	289,378
Flag Financial Corp	700	9,597
Flagstar Bancorp Inc	16,900	413,205
FloridaFirst Bancorp Inc	1,300	31,018
Flushing Financial Corp	6,850	151,865
FMS Financial Corp	500	8,200
FNB Corp Inc NC	4,100	102,582
FNB Corp VA	3,000	81,210
Foothill Independent Bancorp	400	7,408
Franklin Financial Corp TN	500	15,025
Fremont General Corp	32,900	450,730
Frontier Financial Corp	6,700	190,347
GA Financial Inc	3,700	93,055
Gabelli Asset Management Inc ‘A’*	4,400	158,840
Gables Residential Trust	12,800	386,944
GATX Corp	19,700	322,095
GBC Bancorp CA	5,095	195,648
GB&T Bancshares Inc	700	17,010
German American Bancorp	2,961	51,670
Getty Realty Corp	8,100	180,792
Glacier Bancorp Inc	7,700	189,574
Gladstone Capital Corp	2,600	53,638
Glenborough Realty Trust Inc	7,800	149,370
Glimcher Realty Trust Inc	16,400	367,360
Gold Banc Corp Inc	22,200	233,322
Great American Financial Resources Inc	3,500	45,885
Great Lakes REIT Inc	7,100	113,600
Great Southern Bancorp Inc	2,700	104,058
Greater Bay Bancorp	28,900	590,138
Greater Community Bancorp	300	4,623
Greene County Bancshares Inc	1,900	40,185
Hancock Holding Co	6,200	291,772
Hanmi Financial Corp	2,600	45,422
Harbor Florida Bancshares Inc	12,200	292,312
Harleysville Group Inc	15,700	361,414
Harleysville National Corp	9,895	267,759
Hawthorne Financial Corp*	2,800	97,048
Health Care REIT Inc	21,000	640,500
HealthExtras Inc*	11,200	87,584
Heartland Financial USA Inc	3,900	125,580
Heritage Commerce Corp*	9,100	110,929
Heritage Financial Corp	1,100	23,287
Heritage Property Investment Trust	8,200	222,056
Highwoods Properties Inc	26,040	580,692
Hilb Rogal & Hamilton Co	15,600	531,024
Home Properties of NY Inc	15,600	549,744
Homestore Inc*	57,200	101,244
Horace Mann Educators Corp	20,400	329,052
Horizon Financial Corp	8,100	127,818
Hudson River Bancorp	6,500	181,480
Humboldt Bancorp	9,100	136,136
Hypercom Corp*	12,600	52,290
IBERIABANK Corp	4,300	209,840
IBT Bancorp Inc PA	500	24,705
iDine Rewards Network Inc*	9,500	129,675
IMPAC Mortgage Holdings Inc	23,900	398,891
Independence Holding Co	1,700	35,887

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Independent Bank Corp MA	6,100	$137,799
Independent Bank Corp MI	10,956	281,460
Infinity Property & Casualty Corp	4,800	113,472
Innkeepers USA Trust	14,000	95,200
Integra Bank Corp	8,000	137,680
Intelidata Technologies Corp*	18,400	56,304
InterCept Inc*	11,900	99,484
Interchange Financial Services Corp NJ	5,050	99,081
Interpool Inc	2,700	44,334
Investment Technology Group Inc*	26,000	483,600
Investors Real Estate Trust	14,800	159,692
iPayment Inc*	3,800	91,200
Irwin Financial Corp	8,100	209,790
Itla Capital Corp*	2,300	92,989
John H. Harland Co	16,000	418,560
Kansas City Life Insurance Co	1,600	68,544
Keystone Property Trust	7,400	136,974
Kilroy Realty Corp	12,600	346,500
Klamath First Bancorp Inc	5,400	89,586
Knight Trading Group Inc*	37,800	235,116
Koger Equity Inc	10,100	174,023
Kramont Realty Trust	8,800	145,200
Kronos Inc MA*	10,575	537,316
La Quinta Corp*	62,900	271,099
Lakeland Bancorp Inc	5,522	88,242
Lakeland Financial Corp	2,700	82,026
LandAmerica Financial Group Inc	9,700	460,750
LaSalle Hotel Properties	6,200	91,636
LendingTree Inc*	7,800	190,944
Lexington Corporate Properties Trust	15,400	272,580
LNB Bancorp Inc	700	14,973
Local Financial Corp*	11,650	168,226
LSB Bancshares Inc	4,400	76,164
LTC Properties Inc	6,900	65,895
Macatawa Bank Corp	4,305	103,708
MAF Bancorp Inc	11,000	407,770
Main Street Banks Inc	5,400	136,620
MainSource Financial Group Inc	3,070	74,816
Manufactured Home Communities Inc	8,400	294,924
MASSBANK Corp	3,000	108,510
MB Financial Inc	5,400	216,216
MBT Financial Corp	6,200	108,500
MCG Capital Corp	11,700	169,650
McGrath RentCorp	3,300	88,242
Medallion Financial Corp	2,900	20,329
Mercantile Bank Corp	3,900	111,384
Merchants Bancshares Inc	3,600	93,600
MeriStar Hospitality Corp	27,000	138,780
Metris Cos Inc	18,100	100,455
MFA Mortgage Investments Inc	24,100	241,964
MID Atlantic Realty Trust	11,300	236,622
Mid-America Apartment Communities Inc	6,800	183,668
Mid-State Bancshares	12,200	240,950
Midwest Banc Holdings Inc	7,500	145,650
Mission West Properties Inc	4,500	51,165
MutualFirst Financial Inc	4,100	95,735
Nara Bancorp Inc	6,700	127,300
NASB Financial Inc	400	11,600
National Bankshares Inc VA	900	35,379
National Health Investors Inc	13,700	252,628
National Health Realty Inc	3,200	51,168
National Penn Bancshares Inc	9,419	264,486
National Processing Inc*	1,900	30,552
National Western Life Insurance ‘A’*	1,100	121,473
Nationwide Health Properties Inc	28,100	447,633
Navigators Group Inc*	2,100	62,622
NBC Capital Corp	3,441	87,057
NBT Bancorp Inc	14,895	288,218
NCO Group Inc*	9,300	166,563
NDCHealth Corp	18,100	332,135
NetBank Inc	27,200	357,952
New Century Financial Corp	10,500	458,325
Newcastle Investment Corp	12,700	248,666
Northern States Financial Corp	200	5,692
Northwest Bancorp Inc	3,300	52,800
NovaStar Financial Inc	5,800	346,550
NYMAGIC Inc	2,400	48,624
Oak Hill Financial Inc	3,200	80,096
OceanFirst Financial Corp	4,955	124,371
Ocwen Financial Corp*	13,500	61,290
Ohio Casualty Corp*	31,700	417,806
Old Second Bancorp Inc	3,633	155,674
Omega Financial Corp	4,000	136,800
Omega Healthcare Investors Inc*	3,500	18,375
Oriental Financial Group Inc	5,300	136,157
PAB Bankshares Inc	800	10,392
Pacific Capital Bancorp	19,066	668,263
Pacific Northwest Bancorp	9,900	344,124
Pacific Union Bank	3,800	50,882
Parkvale Financial Corp	2,200	54,076
Parkway Properties Inc MD	4,900	206,045
Partners Trust Financial Group Inc	1,400	26,712
Patriot Bank Corp	5,600	100,744
Peapack-Gladstone Financial Corp	3,200	102,496
Penn-America Group Inc	8,200	92,250
PennFed Financial Services Inc	3,394	94,184
PennRock Financial Services Corp	3,609	97,479
Penns Woods Bancorp Inc	2,400	101,064
Pennsylvania REIT	9,000	269,550
Peoples Bancorp Inc OH	3,900	98,553
PFF Bancorp Inc	5,700	220,305
Philadelphia Consolidated Holding Corp*	8,100	327,240
PICO Holdings Inc*	5,300	68,900
PMA Capital Corp ‘A’	14,100	177,237
Port Financial Corp	2,900	156,252
Portal Software Inc*	53,600	107,200
Portfolio Recovery Associates Inc*	6,700	208,973
Post Properties Inc	17,900	474,350
Prentiss Properties Trust	17,500	524,825
Presidential Life Corp	12,900	182,019
PRG-Schultz International Inc*	22,050	130,095
Price Legacy Corp*	10,600	39,750
PrivateBancorp Inc	4,350	118,625
ProAssurance Corp*	13,650	368,414
Prosperity Bancshares Inc	4,800	92,400
Provident Bancorp Inc	1,700	54,570
Provident Bankshares Corp	13,495	342,908
Provident Financial Holdings Inc	500	14,670
Provident Financial Services Inc	26,700	508,635
PS Business Parks Inc	5,600	197,680
Quaker City Bancorp Inc*	2,675	109,809
R&G Financial Corp ‘B’	9,500	282,150
RAIT Investment Trust	10,300	272,950
Ramco-Gershenson Properties Trust	7,268	169,345
Reckson Associates Realty Corp	24,200	504,812
Redwood Trust Inc	7,500	299,325
Republic Bancorp Inc KY ‘A’	5,000	74,150
Republic Bancorp Inc MI	26,828	360,032
Republic Bancshares Inc	5,400	135,054
Resource Bankshares Corp VA	2,700	92,448
RFS Hotel Investors Inc	17,500	215,600
Riggs National Corp Washington DC	9,800	149,156
RLI Corp	8,200	269,780
Royal Bancshares of Pennsylvania ‘A’	2,438	52,052
S&T Bancorp Inc	12,300	337,389
S1 Corp*	36,118	145,917
Safety Insurance Group Inc	2,300	33,787
Sanders Morris Harris Group Inc	1,800	16,110

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Sandy Spring Bancorp Inc	6,350	$200,660
Santander BanCorp	1,969	32,213
Saul Centers Inc	5,500	140,800
Saxon Capital Inc*	13,400	232,892
Seacoast Banking Corp of Florida	5,100	86,904
Seacoast Financial Services Corp	14,600	289,080
Second Bancorp Inc	4,100	105,780
Security Bank Corp	1,200	41,772
Selective Insurance Group	15,500	388,275
Senior Housing Properties Trust	20,800	282,048
Shore Bancshares Inc	1,600	49,200
Sierra Bancorp	200	2,810
Silicon Valley Bancshares*	18,800	447,628
Simmons First National Corp ‘A’	6,800	136,068
Sizeler Property Investors Inc	9,900	101,475
SL Green Realty Corp	13,100	457,059
Sotheby’s Holdings Inc ‘A’*	19,900	148,056
Sound Federal Bancorp Inc	4,000	54,760
SoundView Technology Group Inc*	11,120	112,535
Southern Financial Bancorp Inc	1,700	52,003
Southside Bancshares Inc	6,400	114,816
Southwest Bancorp Inc OK	2,800	76,748
Southwest Bancorp of Texas Inc*	16,000	520,160
Sovran Self Storage Inc	6,800	214,200
St. Francis Capital Corp	5,100	148,257
State Auto Financial Corp	4,900	110,005
State Bancorp Inc	3,295	64,483
State Financial Services Corp ‘A’	4,400	97,416
Staten Island Bancorp Inc	27,600	537,648
Sterling Bancorp NY	4,056	113,122
Sterling Bancshares Inc TX	23,550	308,034
Sterling Financial Corp PA	8,825	205,181
Sterling Financial Corp WA*	7,670	186,841
Stewart Information Services Corp*	8,600	239,510
Suffolk Bancorp	5,700	183,540
Summit Bancshares Inc TX	4,400	103,312
Summit Properties Inc	11,900	245,735
Sun Bancorp Inc NJ*	5,375	106,963
Sun Bancorp Inc PA	2,800	56,504
Sun Communities Inc	7,100	279,030
Superior Financial Corp	4,800	115,200
Susquehanna Bancshares Inc	22,300	520,705
SWS Group Inc	7,330	147,700
SY Bancorp Inc	2,700	95,499
Tanger Factory Outlet Centers Inc	3,400	112,472
Taubman Centers Inc	24,900	477,084
Taylor Capital Group Inc	100	2,074
Texas Regional Bancshares Inc ‘A’	13,299	461,476
The Enstar Group Inc	600	23,790
The First of Long Island Corp	1,100	43,891
The Midland Co	2,200	48,862
The Peoples Holdings Co	2,764	122,307
The Phoenix Cos Inc	52,400	473,172
The South Financial Group Inc	25,887	603,944
The Town & Country Trust	6,700	155,775
The Trust Co of New Jersey	9,600	290,880
TheStreet.com Inc*	2,000	9,400
TierOne Corp*	13,700	266,739
Tompkins Trustco Inc	3,900	174,135
TradeStation Group Inc*	11,100	113,886
Triad Guaranty Inc*	3,700	140,415
Trico Bancshares	2,700	68,661
Troy Financial Corp	2,600	70,590
TrustCo Bank Corp NY	35,408	392,321
U.S. Restaurants Properties Inc	8,500	133,450
UCBH Holdings Inc	21,900	628,092
UICI*	19,200	289,344
UMB Financial Corp	8,241	349,419
Umpqua Holdings Corp	14,738	279,875
Union Bankshares Corp	4,000	113,080
United Community Banks Inc GA	8,000	199,840
United Community Financial Corp OH	14,900	137,676
United Fire & Casualty Co	2,600	84,474
United Mobile Homes Inc	600	9,096
United National Bancorp NJ	9,868	272,258
United PanAm Financial Corp*	4,500	55,080
United Rentals Inc*	25,600	355,584
United Security Bancshares Inc AL	800	36,128
United Security Bancshares Inc CA	200	4,348
Universal American Financial Corp*	11,000	70,070
Universal Health Realty Income Trust	4,700	126,900
Unizan Financial Corp	10,507	184,608
Urstadt Biddle Properties Inc ‘A’	7,900	101,594
USB Holding Co Inc	5,374	95,389
USI Holdings Corp*	8,800	103,488
Value Line Inc	300	14,733
Ventas Inc	41,200	624,180
Virginia Commerce Bancorp Inc*	500	9,865
Virginia Financial Group Inc	3,743	104,804
W Holding Co Inc	26,000	439,920
Warwick Community Bancorp Inc	2,800	81,900
Washington REIT	17,500	476,000
Washington Trust Bancorp Inc	6,200	142,538
Wayne Bancorp Inc OH	3,700	112,628
Waypoint Financial Corp	15,100	272,404
WesBanco Inc	10,100	245,430
West Bancorp Inc	6,200	110,546
West Coast Bancorp OR	5,700	103,740
Westcorp Inc	4,706	131,768
Western Sierra Bancorp*	2,900	96,483
Westfield Financial Inc	2,200	38,984
WFS Financial Inc*	5,237	175,492
Willow Grove Bancorp Inc	8,000	135,760
Winston Hotels Inc	5,100	41,667
Wintrust Financial Corp	10,300	304,880
World Acceptance Corp*	10,000	162,800
WSFS Financial Corp	4,100	157,440
Yadkin Valley Bank & Trust Co	1,800	28,656
Yardville National Bancorp	6,300	122,850
Zenith National Insurance Corp	5,900	168,150

		85,873,166

Health Care - 11.85%

aaiPharma Inc*	7,300	145,124
Abgenix Inc*	43,600	457,364
Able Laboratories Inc*	7,800	154,440
Accredo Health Inc*	23,800	518,840
ACLARA BioSciences Inc*	7,300	30,879
Adolor Corp*	17,400	213,498
Advanced Medical Optics Inc*	17,200	293,260
Advanced Neuromodulation Systems Inc*	5,700	295,089
Aksys Ltd*	16,800	217,560
Alaris Medical Systems Inc*	6,300	81,585
Albany Molecular Research Inc*	11,700	176,670
Alexion Pharmaceuticals Inc*	9,800	167,090
Align Technology Inc*	21,200	266,060
Alkermes Inc*	26,300	282,725
Alliance Imaging Inc*	4,100	18,040
Allscripts Healthcare Solutions Inc*	8,600	31,562
Alpharma Inc ‘A’	18,900	408,240
Alteon Inc*	13,600	65,960
American Healthways Inc*	7,650	276,318
American Medical Security Group Inc*	4,500	85,950
American Medical Systems Holdings Inc*	10,800	182,196
AMERIGROUP Corp*	9,700	360,840
AmSurg Corp*	10,400	317,200
Antigenics Inc*	12,600	145,152
Aphton Corp*	14,600	120,304

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Applera Corp-Celera Genomics Group*	35,299	$364,286
Arena Pharmaceuticals Inc*	9,800	65,072
Ariad Pharmaceuticals Inc*	23,800	106,862
Arrow International Inc	5,100	225,165
ArthroCare Corp*	9,900	165,924
Aspect Medical Systems Inc*	1,900	14,022
AtheroGenics Inc*	17,100	255,303
Atrix Labs Inc*	11,800	259,482
Avant Immunotherapeutics Inc*	39,400	117,412
AVI BioPharma Inc*	14,100	86,433
Bentley Pharmaceuticals Inc*	4,600	60,490
Beverly Enterprises Inc*	52,800	184,800
Biolase Technology Inc*	11,700	125,541
BioMarin Pharmaceuticals Inc*	30,700	299,632
Biopure Corp*	16,200	98,982
BioReliance Corp*	1,400	29,680
Biosite Inc*	6,000	288,600
Bone Care International Inc*	3,092	42,979
Bradley Pharmaceuticals Inc*	4,200	69,300
Bruker Daltonics Inc*	8,800	46,904
Candela Corp*	6,300	72,576
Cantel Medical Corp*	1,400	18,788
Cardiac Science Inc*	26,000	69,680
CardioDynamics International Corp*	11,700	39,897
Cell Genesys Inc*	17,900	154,656
Cell Therapeutics Inc*	16,200	157,626
Centene Corp*	5,900	229,510
Cepheid Inc*	19,200	94,848
Cerner Corp*	15,700	360,315
Cerus Corp*	10,300	77,559
Chattem Inc*	8,700	163,560
Cholestech Corp*	5,000	49,350
Chronimed Inc*	9,000	88,470
Cima Labs Inc*	7,500	201,675
Ciphergen Biosystems Inc*	9,200	94,300
Closure Medical Corp*	3,500	66,080
Cobalt Corp*	10,400	213,720
Collagenex Pharmaceuticals Inc*	6,500	88,465
Columbia Laboratories Inc*	18,100	198,195
Computer Programs & Systems Inc	2,400	48,024
Conceptus Inc*	9,000	126,450
CONMED Corp*	15,150	276,639
Connetics Corp*	15,600	233,532
Cooper Cos Inc	15,000	521,550
Corixa Corp*	24,710	191,008
CorVel Corp*	2,300	82,800
Covance Inc*	32,500	588,250
CryoLife Inc*	10,350	107,123
CTI Molecular Imaging Inc*	13,500	255,285
Cubist Pharmaceuticals Inc*	15,400	164,164
CuraGen Corp*	19,000	105,450
Curative Health Services Inc*	7,200	122,400
CV Therapeutics Inc*	14,700	436,002
Cyberonics Inc*	11,500	247,365
Cytyc Corp*	56,200	591,224
D&K Healthcare Resources Inc	6,500	104,910
Dade Behring Holdings Inc*	19,200	441,024
Datascope Corp	6,900	203,757
Decode Genetics Inc*	17,300	53,976
Deltagen Inc*	200	26
Dendreon Corp*	6,500	38,610
Diagnostic Products Corp	9,700	398,185
Digene Corp*	6,500	176,995
Discovery Laboratories Inc*	18,300	116,388
Diversa Corp*	10,100	99,283
DJ Orthopedics Inc*	1,000	10,960
Dov Pharmaceutical Inc*	7,300	83,950
Durect Corp*	8,700	20,967
DVI Inc*	11,000	51,370
Dynacq International Inc*	3,000	50,400
Eclipsys Corp*	15,900	165,996
Encysive Pharmaceuticals Inc*	27,000	129,600
Enzo Biochem Inc*	10,502	226,009
Enzon Pharmaceuticals Inc*	21,700	271,684
Epix Medical Inc*	5,000	70,750
eResearch Technology Inc*	10,300	228,248
Esperion Therapeutics Inc*	16,900	331,071
Exact Sciences Corp*	5,600	61,376
Exactech Inc*	4,600	66,240
Exelixis Inc*	21,900	151,986
First Horizon Pharmaceutical Corp*	10,500	41,475
Gene Logic Inc*	16,200	96,714
Genencor International Inc*	2,500	41,175
Genesis Health Ventures Inc*	11,700	206,505
Gen-Probe Inc*	11,800	482,266
Genta Inc*	24,000	319,680
Gentiva Health Services Inc*	16,800	151,200
Geron Corp*	18,300	134,688
GTC Biotherapeutics Inc*	4,600	15,778
Guilford Pharmaceuticals Inc*	16,400	74,456
Haemonetics Corp MA*	10,100	188,870
Hanger Orthopedic Group Inc*	8,300	95,035
Healthcare Services Group Inc*	4,910	69,378
Hi-Tech Pharmacal Co Inc*	2,800	113,876
Hollis-Eden Pharmaceuticals Inc*	5,200	65,676
Hologic Inc*	9,200	121,256
Hooper Holmes Inc	25,600	164,864
ICU Medical Inc*	6,500	202,475
IDX Systems Corp*	8,300	128,816
IGEN International Inc*	9,300	292,020
ILEX Oncology Inc*	18,200	353,262
Immucor Inc*	6,050	131,830
ImmunoGen Inc*	22,900	97,783
Immunomedics Inc*	22,100	139,451
IMPAC Medical Systems Inc*	4,500	93,960
IMPATH Inc*	8,500	120,190
Impax Laboratories Inc*	16,100	193,039
INAMED Corp*	9,900	531,531
Incyte Inc*	37,300	173,072
Indevus Pharmaceuticals Inc*	23,000	143,520
Inspire Pharmaceuticals Inc*	12,800	138,240
Integra LifeSciences Holdings Corp*	9,600	253,248
InterMune Inc*	13,500	217,485
Interpore International Inc*	11,500	146,395
Intuitive Surgical Inc*	14,000	106,120
Invacare Corp	13,700	452,100
Inveresk Research Group Inc*	13,900	251,590
Inverness Medical Innovations Inc*	4,100	79,130
Isis Pharmaceuticals Inc*	24,300	128,790
i-STAT Corp*	5,400	48,546
Kensey Nash Corp*	5,500	143,000
Kindred Healthcare Inc*	7,600	135,584
KOS Pharmaceuticals Inc*	5,400	126,738
Kosan Biosciences Inc*	5,500	32,450
KV Pharmaceutical Co ‘A’*	10,900	303,020
Kyphon Inc*	7,500	113,400
La Jolla Pharmaceutical Co*	22,200	72,594
LabOne Inc*	5,400	116,424
Landauer Inc	3,200	133,856
Lannett Co Inc*	3,100	72,664
Laserscope*	8,000	63,920
Lexicon Genetics Inc TX*	13,100	87,901
LifePoint Hospitals Inc*	20,700	433,458
Ligand Pharmaceuticals Inc ‘B’*	31,300	425,367
Luminex Corp*	6,900	35,604
Martek Biosciences Corp*	11,900	510,986
Matria Healthcare Inc*	6,408	113,101
Maxygen Inc*	11,000	120,670

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Medarex Inc*	38,400	$253,056
Medical Action Industries Inc*	6,300	102,879
Medicines Co*	21,100	415,459
MedQuist Inc*	4,016	81,284
Mentor Corp MN	21,200	410,856
Meridian Bioscience Inc	8,200	74,702
Merit Medical Systems Inc*	8,100	161,838
MGI Pharma Inc*	14,100	361,383
MIM Corp*	14,900	97,297
Molecular Devices Corp*	8,700	138,417
Myriad Genetics Inc*	14,000	190,540
Nabi Biopharmaceuticals*	18,300	125,538
National Healthcare Corp*	2,800	55,104
Nektar Therapeutics*	24,400	225,212
Neopharm Inc*	6,727	93,169
Neose Technologies Inc*	7,300	73,073
Noven Pharmaceuticals Inc*	12,500	128,000
Novoste Corp*	5,300	31,800
NPS Pharmaceuticals Inc*	16,200	394,308
Nuvelo Inc*	30,800	61,292
Ocular Sciences Inc*	9,700	192,545
Odyssey HealthCare Inc*	10,500	388,500
Omnicell Inc*	5,300	54,272
Onyx Pharmaceuticals Inc*	14,100	173,853
Option Care Inc*	9,150	105,500
OraSure Technologies Inc*	16,400	122,344
Orthodontic Centers of America Inc*	23,200	185,832
Orthologic Corp*	18,400	84,456
OSI Pharmaceuticals Inc*	19,400	624,874
Osteotech Inc*	9,600	130,464
Owens & Minor Inc	16,400	366,540
Pain Therapeutics Inc*	7,900	51,034
Palatin Technologies Inc*	15,000	47,850
Parexel International Corp*	13,400	186,930
Pediatrix Medical Group Inc*	12,300	438,495
Penwest Pharmaceuticals Co*	6,000	146,220
Peregrine Pharmaceuticals Inc*	68,800	102,512
Perrigo Co	31,800	497,352
Per-Se Technologies Inc*	16,366	183,790
Pharmacopeia Inc*	12,300	101,475
PolyMedica Corp	4,700	215,213
Possis Medical Inc*	7,600	104,272
Pozen Inc*	13,800	151,524
PracticeWorks Inc*	10,000	193,000
Praecis Pharmaceuticals Inc*	23,300	114,170
Priority Healthcare Corp ‘B’*	19,600	363,580
Progenics Pharmaceuticals Inc*	2,600	39,156
Province Healthcare Co*	23,150	256,270
PSS World Medical Inc*	40,600	233,450
Quality Systems Inc*	2,600	71,812
Quidel Corp*	9,800	60,956
Regeneration Technologies Inc*	14,500	192,705
Regeneron Pharmaceuticals Inc*	17,800	280,350
RehabCare Group Inc*	10,300	150,895
Repligen Corp*	10,700	55,426
Retractable Technologies Inc*	800	6,792
Salix Pharmaceuticals Ltd*	9,300	97,557
SangStat Medical Corp*	13,800	180,642
Savient Pharmaceuticals Inc*	29,200	135,488
SciClone Pharmaceuticals Inc*	17,000	145,520
Seattle Genetics Inc WA*	6,900	35,535
Select Medical Corp*	10,600	263,198
Serologicals Corp*	11,800	160,834
SFBC International Inc*	4,100	74,210
Sierra Health Services Inc*	13,500	270,000
Sirna Therapeutics Inc*	1,100	9,691
Sola International Inc*	10,200	177,480
SonoSite Inc*	8,700	173,565
Specialty Laboratories Inc*	3,100	31,775
STAAR Surgical Co*	10,800	125,280
Sunrise Senior Living Inc*	8,700	194,706
SuperGen Inc*	18,800	101,520
SurModics Inc*	8,200	250,100
Sybron Dental Specialties Inc*	18,232	430,275
Synovis Life Technologies Inc*	5,700	113,430
Tanox Inc*	13,800	221,490
Techne Corp*	21,400	649,276
Telik Inc*	16,700	268,369
Theragenics Corp*	10,700	46,010
Therasense Inc*	14,900	149,000
Third Wave Technologies Inc*	8,000	36,000
Thoratec Corp*	24,787	369,326
Transkaryotic Therapies Inc*	17,200	198,488
Trimeris Inc*	7,300	333,464
TriPath Imaging Inc*	11,500	78,545
Tularik Inc*	20,800	206,752
U.S. Physical Therapy Inc*	5,950	76,041
United Surgical Partners International Inc*	9,000	203,310
United Therapeutics Corp*	9,100	198,198
US Oncology Inc*	39,900	294,861
VCA Antech Inc*	13,900	272,023
Ventana Medical Systems*	6,000	163,080
Vertex Pharmaceuticals Inc*	38,200	557,720
Viasys Healthcare Inc*	12,000	248,400
Vicuron Pharmaceuticals Inc*	19,200	272,256
VistaCare Inc ‘A’*	7,300	177,463
Visx Inc*	22,200	385,170
Vital Images Inc*	6,100	112,118
Vital Signs Inc	4,300	111,628
VitalWorks Inc*	19,500	77,025
Vivus Inc*	13,300	68,362
West Pharmaceutical Services Inc	6,200	151,900
Wright Medical Group Inc*	8,200	155,800
Young Innovations Inc*	700	19,950
ZOLL Medical Corp*	5,400	181,224
Zymogenetics Inc*	4,600	53,544

		47,612,549

Integrated Oils - 0.03%

KCS Energy Inc*	17,500	94,325
PetroCorp Inc*	600	6,690

		101,015

Materials & Processing - 7.35%

A. Schulman Inc	17,600	282,656
Aaon Inc*	2,800	51,856
Aceto Corp	6,200	114,390
Acuity Brands Inc	19,300	350,681
AK Steel Holding Corp*	56,300	203,806
Albany International Corp ‘A’	12,428	340,527
Albemarle Corp	18,000	503,460
Alico Inc	1,500	37,035
Allegheny Technologies Inc	38,400	253,440
AMCOL International Corp	4,900	37,730
Ameron International Corp	3,500	121,695
Apogee Enterprises Inc	15,400	138,908
Arch Chemicals Inc	9,200	175,720
Armor Holdings Inc*	10,600	142,040
Avatar Holdings Inc*	2,300	69,460
Barnes Group Inc	8,200	178,432
Brady Corp ‘A’	8,200	273,470
Brookfield Homes Corp	5,900	90,978
Brush Engineered Materials Inc*	10,100	84,335
Buckeye Technologies Inc*	9,500	64,600
Building Material Holding Corp	8,900	131,809
Cabot Microelectronics Corp*	10,200	514,794
Calgon Carbon Corp	17,700	101,775
Cambrex Corp	10,100	232,502

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Caraustar Industries Inc*	18,200	$145,782
Carpenter Technology Corp	10,400	162,240
Centex Construction Products Inc	2,500	100,225
Century Aluminum Co	6,400	44,992
Ceradyne Inc*	5,100	95,523
Chesapeake Corp	7,200	157,320
CIRCOR International Inc	4,300	76,669
Clarcor Inc	13,000	501,150
Cleveland-Cliffs Inc*	6,400	114,240
Coeur d’Alene Mines Corp*	96,300	133,857
Commercial Metals Co	14,400	256,176
Consolidated-Tomoka Land Co FL	4,100	102,992
Corn Products International Inc	18,800	564,564
Crompton Corp	59,719	421,019
Crown Holdings Inc*	82,600	589,764
Delta & Pine Land Co	19,500	428,610
Deltic Timber Corp	5,000	142,250
DHB Industries Inc*	4,600	18,814
Drew Industries Inc*	2,100	38,220
Dycom Industries Inc*	22,800	371,640
EarthShell Corp*	1,600	656
ElkCorp	10,950	246,375
EMCOR Group Inc*	7,300	360,328
Encore Wire Corp*	3,900	37,050
Energy Conversion Devices Inc*	6,900	62,790
Ennis Business Forms Inc	5,800	84,390
Ethyl Corp*	4,900	48,755
Ferro Corp	18,500	416,805
Georgia Gulf Corp	14,500	287,100
Gibraltar Steel Corp	4,300	88,064
Glatfelter	12,100	178,475
GrafTech International Ltd*	26,200	142,790
Granite Construction Inc	19,050	364,998
Graphic Packaging International Corp*	8,000	36,080
Great Lakes Chemical Corp	20,700	422,280
Greif Inc ‘A’	6,400	147,200
Griffon Corp*	14,070	225,120
H.B. Fuller Co	14,800	325,896
Hecla Mining Co*	61,000	258,030
Hercules Inc*	43,500	430,650
Hexcel Corp*	10,800	34,560
Hughes Supply Inc	12,500	433,750
IMC Global Inc	60,400	405,284
Insignia Financial Group Inc*	13,400	148,874
Insituform Technologies Inc ‘A’*	13,800	243,984
Integrated Electrical Services Inc*	12,400	89,900
Interface Inc ‘A’	22,700	105,328
Jones Lang LaSalle Inc*	16,200	255,960
Kaydon Corp	16,300	339,040
Lennox International Inc	19,900	256,113
Liquidmetal Technologies Inc*	12,800	65,664
Lone Star Technologies Inc*	13,500	285,930
Longview Fibre Co	26,600	218,120
Louisiana-Pacific Corp*	53,300	575,107
LSI Industries Inc	6,800	75,480
Lydall Inc*	4,800	51,360
MacDermid Inc	12,600	331,380
Material Sciences Corp*	7,100	68,870
Maverick Tube Corp*	21,800	417,470
Medis Technologies Ltd*	6,093	43,443
Mestek Inc*	1,800	32,400
Millennium Chemicals Inc	30,300	288,153
Minerals Technologies Inc	9,800	476,868
Mobile Mini Inc*	8,000	130,640
Modtech Holdings Inc*	2,200	20,218
Mueller Industries Inc*	17,800	482,558
Myers Industries Inc	9,981	94,820
NCI Building Systems Inc*	9,800	163,660
New England Business Service Inc	4,600	138,000
NL Industries Inc	4,000	68,000
NN Inc	8,900	112,674
Noland Co	200	7,122
NS Group Inc*	5,200	50,700
Octel Corp	3,200	44,480
Olin Corp	25,748	440,291
OM Group Inc	16,500	243,045
Omnova Solutions Inc*	17,100	69,084
Penn Engineering & Manufacturing Corp	3,300	45,045
Perini Corp*	5,200	41,340
PolyOne Corp	43,600	194,020
Pope & Talbot Inc	6,300	69,615
Potlatch Corp	15,100	388,825
Quaker Chemical Corp	4,100	102,705
Quanex Corp	9,300	276,396
Quanta Services Inc*	41,400	293,940
Reading International Inc ‘A’*	1,700	9,945
Reliance Steel & Aluminum Co	10,650	220,455
Rock-Tenn Co ‘A’	10,300	174,585
Rogers Corp*	7,400	246,420
Royal Gold Inc	9,700	208,453
RTI International Metals Inc*	6,600	71,478
Ryerson Tull Inc	7,822	68,677
Schnitzer Steel Industries Inc ‘A’	3,200	141,184
Seminis Inc ‘A’*	14,500	53,360
Silgan Holdings Inc*	5,300	165,784
Simpson Manufacturing Co Inc*	6,700	245,220
Solutia Inc	54,500	118,810
Spartech Corp	10,300	218,463
SPS Technologies Inc*	4,300	116,272
Steel Dynamics Inc*	22,000	301,400
Stepan Co	2,700	61,020
Stillwater Mining Co*	15,500	79,670
Symyx Technologies Inc*	13,100	213,792
Tarragon Realty Investors Inc*	400	5,832
Tejon Ranch Co*	2,350	70,735
Texas Industries Inc	9,300	221,340
The Shaw Group Inc*	17,400	209,670
The Standard Register Co	7,000	115,360
Trammell Crow Co*	12,400	131,564
Tredegar Corp	14,500	217,355
Trex Co Inc*	2,900	113,825
Unifi Inc*	23,700	146,940
Universal Forest Products Inc	8,100	169,614
URS Corp*	8,300	161,518
USEC Inc	40,200	282,204
USG Corp*	20,600	391,400
Valence Technology Inc*	19,000	56,810
Valhi Inc	14,659	141,020
Valmont Industries Inc	5,700	111,777
Virbac Corp*	4,600	27,876
W.R. Grace & Co*	40,600	179,046
Washington Group International Inc*	14,600	320,616
Watsco Inc	7,300	120,888
Wausau-Mosinee Paper Corp	19,200	215,040
WCI Communities Inc*	10,300	198,069
WD-40 Co	10,000	285,500
Wellman Inc	18,100	202,720
Wilson Greatbatch Technologies Inc*	11,400	411,540
York International Corp	19,000	444,600

		29,514,041

Producer Durables - 6.96%

A.O. Smith Corp	8,900	250,535
Actuant Corp ‘A’*	5,500	260,260
Advanced Energy Industries Inc*	8,700	123,975
Alamo Group Inc	700	8,554
Allen Telecom Inc*	14,500	239,540
Andrew Corp*	48,600	447,120

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Applied Films Corp*	5,800	$150,104
Applied Industrial Technologies Inc	10,800	227,880
Applied Signal Technology Inc	6,100	102,907
Arris Group Inc*	31,800	157,728
Artesyn Technologies Inc*	17,700	99,297
Astec Industries Inc*	10,500	91,560
Asyst Technologies Inc*	20,100	134,469
ATMI Inc*	12,600	314,622
Audiovox Corp ‘A’*	6,200	69,378
Axcelis Technologies Inc*	47,900	293,148
Baldor Electric Co	14,200	292,520
Beazer Homes USA Inc*	7,286	608,381
Belden Inc	11,700	185,913
BHA Group Holdings Inc	3,800	75,278
Briggs & Stratton Corp	11,300	570,650
Brooks Automation Inc*	21,312	241,678
C&D Technologies Inc	10,600	152,216
Cable Design Technologies Corp*	22,150	158,372
Cascade Corp	7,100	123,540
C-COR.net Corp*	16,400	80,360
Champion Enterprises Inc*	27,300	141,414
Cognex Corp*	17,600	393,360
Cohu Inc	10,900	170,040
Credence Systems Corp*	35,640	301,871
CTS Corp	17,800	186,010
CUNO Inc*	7,700	278,124
Curtiss-Wright Corp	4,900	309,680
Cymer Inc*	18,800	593,328
Darling International Inc*	18,600	44,640
Dionex Corp*	9,700	385,575
Dominion Homes Inc*	3,400	81,090
Ducommun Inc*	3,500	49,350
Dupont Photomasks Inc*	7,500	141,225
Duratek Inc*	500	3,915
Electro Scientific Industries Inc*	14,800	224,368
Engineered Support Systems Inc	6,950	290,858
EnPro Industries Inc*	7,500	80,175
Entegris Inc*	25,300	340,032
ESCO Technologies Inc*	7,100	312,400
Esterline Technologies Corp*	9,100	158,431
Federal Signal Corp	25,100	441,007
FEI Co*	14,200	266,392
Flowserve Corp*	22,700	446,509
Franklin Electric Co Inc	3,000	166,950
Gardner Denver Inc*	6,600	135,036
General Binding Corp*	1,400	16,800
General Cable Corp	17,300	93,420
Genlyte Group Inc*	6,300	220,311
Gundle/SLT Environmental Inc*	600	8,172
Headwaters Inc*	15,600	229,164
Heico Corp	6,800	82,960
Helix Technology Corp	13,800	182,574
IDEX Corp	14,400	521,856
Imagistics International Inc*	8,100	208,980
Integrated Defense Technologies Inc*	3,200	49,632
Ionics Inc*	9,300	208,041
Itron Inc*	10,600	228,536
JLG Industries Inc	18,900	128,520
Joy Global Inc*	22,935	338,750
Kadant Inc*	5,020	94,125
Keithley Instruments Inc	4,800	69,360
Kennametal Inc	17,500	592,200
Kimball International Inc ‘B’	14,000	218,400
Kulicke & Soffa Industries Inc*	25,900	165,501
Lincoln Electric Holdings Inc	16,800	342,888
Lindsay Manufacturing Co	6,100	141,642
Littelfuse Inc*	9,300	207,948
LTX Corp*	23,200	199,984
M/I Schottenstein Homes Inc	6,300	268,884
Manitowoc Co Inc	14,650	326,695
MasTec Inc*	8,400	48,384
Mattson Technology Inc*	9,900	30,591
Meritage Corp*	4,000	197,040
Metrologic Instruments Inc*	1,600	53,200
Milacron Inc	15,300	74,817
Mine Safety Appliances Co	3,153	137,534
MKS Instruments Inc*	12,200	220,454
Moog Inc ‘A’*	7,950	276,262
MTC Technologies Inc*	1,900	44,574
MTS Systems Corp	13,200	194,568
Mykrolis Corp*	19,200	194,880
NACCO Industries Inc ‘A’	2,400	141,456
Nordson Corp	11,800	281,430
Orbital Sciences Corp*	24,000	175,200
Palm Harbor Homes Inc*	6,900	130,686
Paxar Corp*	15,600	171,600
Photon Dynamics Inc*	8,400	232,092
Photronics Inc*	16,400	286,180
Plantronics Inc*	19,400	420,398
Powell Industries Inc*	3,400	49,776
Power-One Inc*	30,000	214,500
Powerwave Technologies Inc*	33,100	207,537
Presstek Inc*	17,500	109,025
Proxim Corp ‘A’*	76,797	112,124
Rayovac Corp*	15,800	204,610
Regal-Beloit Corp	12,200	233,020
Robbins & Myers Inc	5,300	98,050
Rofin-Sinar Technologies Inc*	7,700	108,262
Roper Industries Inc	14,200	528,240
Rudolph Technologies Inc*	7,300	116,508
SBA Communications Corp*	15,400	46,816
Semitool Inc*	5,700	28,101
Skyline Corp	1,900	57,000
Sonic Solutions Inc*	8,600	74,132
SpectraLink Corp*	7,000	69,160
Standard-Pacific Corp	16,800	557,088
Standex International Corp	5,700	119,700
Stewart & Stevenson Services Inc	15,700	247,275
SureBeam Corp ‘A’*	34,900	92,485
Symmetricom Inc*	14,600	64,240
Technical Olympic USA Inc*	1,200	28,356
Technitrol Inc*	18,700	281,435
Tecumseh Products Co ‘A’	9,400	360,114
Teledyne Technologies Inc*	16,400	214,840
Tennant Co	4,400	161,700
Terayon Communication Systems Inc*	35,000	95,550
Terex Corp*	22,400	437,248
The Gorman-Rupp Co	3,100	74,400
Thomas & Betts Corp*	22,200	320,790
Thomas Industries Inc	4,900	132,545
Tollgrade Communications Inc*	7,100	132,415
TRC Cos Inc*	4,150	61,254
Triumph Group Inc*	7,000	197,190
Ultratech Inc*	11,900	220,031
United Industrial Corp	5,300	86,390
Varian Semiconductor Equipment Associates*	15,800	470,208
Veeco Instruments Inc*	12,100	206,063
Veridian Corp*	12,500	436,125
Vicor Corp*	9,100	87,360
Watts Industries Inc ‘A’	7,400	132,090
William Lyon Homes Inc*	1,200	38,220
WilTel Communications Group Inc*	12,100	178,354
Woodhead Industries Inc	4,600	57,592
Woodward Governor Co	4,600	197,800
X-Rite Inc	10,500	104,055
Zygo Corp*	8,200	65,600

		27,973,828

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Technology - 12.93%

Actel Corp*	12,300	$252,150
ActivCard Corp*	21,000	197,400
Adaptec Inc*	52,000	404,560
Advanced Digital Information Corp*	32,200	321,678
Aeroflex Inc*	30,098	232,959
Aether Systems Inc*	23,300	114,170
Agile Software Corp DE*	22,500	217,125
Akamai Technologies Inc*	57,200	277,992
Alliance Semiconductor Corp*	16,300	78,892
Altiris Inc*	5,600	112,280
American Management Systems Inc*	22,000	314,160
Analogic Corp	4,900	238,924
Anaren Inc*	11,600	108,692
Anixter International Inc*	16,200	379,566
Ansoft Corp*	1,100	11,682
Ansys Inc*	8,700	270,570
Anteon International Corp*	8,400	234,444
Ariba Inc*	133,400	396,198
Artisan Components Inc*	9,800	221,578
Ascential Software Corp*	31,400	516,216
AsiaInfo Holdings Inc*	18,800	154,160
Aspect Communications Corp*	20,400	78,948
Aspen Technology Inc*	22,600	108,480
At Road Inc*	11,700	127,764
Avanex Corp*	30,100	120,400
Avid Technology Inc*	14,700	515,529
BEI Technologies Inc	3,500	42,000
Bel Fuse Inc ‘B’	3,700	84,730
Benchmark Electronics Inc*	12,800	393,728
Black Box Corp	9,600	347,520
Borland Software Corp*	37,500	366,375
BroadVision Inc*	10,000	56,900
CACI International Inc ‘A’*	15,000	514,500
Catapult Communications Corp*	2,600	27,612
Centillium Communications Inc*	15,300	151,623
Checkpoint Systems Inc*	17,000	240,550
ChipPAC Inc ‘A’*	24,200	185,614
CIBER Inc*	26,300	184,626
Cirrus Logic Inc*	39,100	157,182
Coherent Inc*	16,500	394,845
CommScope Inc*	23,700	225,150
Compucom Systems Inc*	8,100	36,612
Computer Horizons Corp*	15,800	71,732
Computer Network Technology Corp*	14,100	114,210
Comtech Telecommunications Corp*	4,800	135,552
Concord Communications Inc*	8,500	116,705
Concur Technologies Inc*	13,900	139,973
Concurrent Computer Corp*	32,300	94,316
Conexant Systems Inc*	135,000	553,500
Convera Corp*	1,300	5,174
Corvis Corp*	173,900	260,850
Cray Inc*	31,300	247,270
CSG Systems International Inc*	25,200	356,076
Cubic Corp	8,092	179,805
CyberGuard Corp*	2,500	17,900
Daktronics Inc*	9,300	152,055
Datastream Systems Inc*	7,400	78,366
Dendrite International Inc*	14,850	191,268
Digimarc Corp*	5,200	81,640
Digital River Inc*	13,200	254,760
Digitas Inc*	3,571	17,712
Diodes Inc*	3,400	64,634
Ditech Communications Corp*	9,300	46,314
Documentum Inc*	23,000	452,410
Dot Hill Systems Corp*	12,200	159,820
Drexler Technology Corp*	6,400	99,200
DRS Technologies Inc*	11,700	326,664
DSP Group Inc*	15,700	338,021
E.piphany Inc*	29,800	152,278
Echelon Corp*	14,700	202,419
eCollege.com Inc*	8,100	92,988
EDO Corp	9,800	173,460
Electronics for Imaging Inc*	24,700	501,163
Embarcadero Technologies Inc*	4,400	30,800
EMS Technologies Inc*	7,200	95,544
Enterasys Networks Inc*	99,400	301,182
Entrust Inc*	18,300	53,802
Epicor Software Corp*	16,100	96,439
EPIQ Systems Inc*	8,250	141,653
ESS Technology Inc*	15,900	155,025
Exar Corp*	20,800	329,264
Excel Technology Inc*	3,400	77,622
Extreme Networks Inc*	50,400	267,120
F5 Networks Inc*	11,600	195,460
FalconStor Software Inc*	14,900	99,681
Fargo Electronics Inc*	3,700	36,001
Fidelity National Information Solutions Inc*	7,545	196,774
FileNet Corp*	19,100	344,564
Finisar Corp*	71,800	111,290
Flir Systems Inc*	16,200	488,430
Gartner Inc ‘A’*	40,700	308,506
Gateway Inc*	106,600	389,090
Genesis Microchip Inc*	17,600	238,304
Gerber Scientific Inc*	8,300	55,278
GlobespanVirata Inc*	54,926	453,140
Group 1 Software Inc*	3,400	62,322
Handspring Inc*	48,700	55,031
Harmonic Inc*	31,500	128,205
Herley Industries Inc*	7,400	125,652
Hutchinson Technology Inc*	12,800	420,992
Hyperion Solutions Corp*	19,800	668,448
Identix Inc*	44,525	282,734
iGate Corp*	4,200	14,574
II-VI Inc*	7,100	163,868
Inet Technologies Inc*	4,600	45,862
InFocus Corp*	21,400	101,008
Infonet Services Corp ‘B’*	22,000	34,980
Informatica Corp*	30,400	210,064
Innovex Inc MN*	9,900	99,990
Integral Systems Inc MD*	3,600	71,568
Integrated Silicon Solutions Inc*	17,900	124,226
Intergraph Corp*	25,200	541,800
Interland Inc*	81,200	79,576
Intermagnetics General Corp*	9,852	195,464
Internet Security Systems Inc*	20,200	292,698
Inter-Tel Inc	11,100	235,542
InterVoice Inc*	12,600	62,244
Interwoven Inc*	61,700	136,974
Invision Technologies Inc*	8,900	221,165
Iomega Corp*	25,460	269,876
Ixia*	10,200	65,586
IXYS Corp*	6,300	50,211
j2 Global Communications Inc*	4,800	220,704
JDA Software Group Inc*	14,800	165,612
JNI Corp*	16,200	79,866
Kana Software Inc*	7,300	22,119
Keane Inc*	26,200	357,106
KEMET Corp*	42,400	428,240
Keynote Systems Inc*	7,500	78,600
Komag Inc*	10,200	120,666
Kopin Corp*	36,100	220,932
KVH Industries Inc*	6,100	150,853
Lattice Semiconductor Corp*	49,200	404,916
Lawson Software Inc*	25,300	196,581
Legato Systems Inc*	45,025	377,760
Lexar Media Inc*	25,400	242,316

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Lionbridge Technologies Inc*	15,400	$78,386
Macrovision Corp*	20,200	402,384
Magma Design Automation Inc*	12,000	205,800
Manhattan Associates Inc*	11,300	293,461
ManTech International Corp ‘A’*	6,000	115,080
Manufacturers Services Ltd*	4,100	19,885
Manugistics Group Inc*	31,600	129,876
MAPICS Inc*	7,900	64,780
MatrixOne Inc*	22,400	128,576
Mentor Graphics Corp*	34,700	502,456
Mercury Computer Systems Inc*	12,100	219,736
Methode Electronics ‘A’	17,400	187,050
Micrel Inc*	26,700	277,413
Micromuse Inc*	30,800	246,092
Micros Systems Inc*	9,600	316,608
Microsemi Corp*	15,100	241,600
MicroStrategy Inc ‘A’*	5,516	200,948
Microtune Inc*	20,200	64,640
Mobius Management Systems Inc*	1,200	8,964
Monolithic System Technology Inc*	11,700	106,002
MRO Software Inc*	8,300	71,629
MRV Communications Inc*	51,700	103,917
MSC.Software Corp*	12,500	84,250
Nassda Corp*	4,600	35,512
Neoware Systems Inc*	6,000	92,040
Net2Phone Inc*	17,300	74,909
Netegrity Inc*	13,300	77,672
NetIQ Corp*	26,256	405,918
NetScout Systems Inc*	6,000	32,220
NetScreen Technologies Inc*	1	23
Network Equipment Technologies Inc*	9,000	75,780
New Focus Inc*	27,300	102,102
Newport Corp*	20,100	297,480
Nuance Communications Inc*	7,500	40,500
NYFIX Inc*	13,900	88,265
Oak Technology Inc*	29,300	181,953
OmniVision Technologies Inc*	10,000	312,000
ON Semiconductor Corp*	14,500	39,150
Openwave Systems Inc*	84,299	164,383
Oplink Communications Inc*	56,200	105,094
OPNET Technologies Inc*	3,800	46,322
Opsware Inc*	20,200	81,204
Optical Communication Products Inc*	2,000	3,600
OSI Systems Inc*	8,200	131,692
Overland Storage Inc*	5,600	113,904
Packeteer Inc*	12,000	186,840
Palm Inc*	16,395	266,747
Parametric Technology Corp*	114,600	349,530
Park Electrochemical Corp	8,950	178,553
ParthusCeva Inc*	10,901	88,843
PC-Tel Inc*	12,400	147,064
PDF Solutions Inc*	5,600	64,680
PEC Solutions Inc*	3,100	49,910
Pegasystems Inc*	2,400	17,688
Pemstar Inc*	8,000	33,520
Pericom Semiconductor Corp*	8,100	75,330
Perot Systems Corp ‘A’*	35,000	397,600
Pinnacle Systems Inc*	29,700	317,790
Pioneer Standard Electronics Inc	17,900	151,792
Pixelworks Inc*	15,500	92,070
Planar Systems Inc*	7,300	142,788
Plexus Corp*	19,900	229,447
Pomeroy Computer Resources Inc*	7,500	82,950
Power Integrations Inc*	13,400	325,888
Progress Software Corp*	15,100	313,023
Pumatech Inc*	13,200	44,880
QAD Inc*	3,000	22,260
Quantum Corp*	68,300	276,615
Quest Software Inc*	18,300	217,770
Radiant Systems Inc*	8,150	54,931
RadiSys Corp*	11,250	148,500
Rainbow Technologies Inc*	9,700	81,577
Read-Rite Corp*	12,420	808
Redback Networks Inc*	79,500	71,550
REMEC Inc*	33,350	232,116
Research Frontiers Inc*	6,900	96,600
Retek Inc*	28,000	179,200
RF Micro Devices Inc*	92,800	558,656
Richardson Electronics Ltd	200	1,620
Riverstone Networks Inc*	67,985	80,223
Roxio Inc*	13,600	90,984
RSA Security Inc*	22,700	244,025
Safeguard Scientifics Inc*	54,400	146,880
SafeNet Inc*	3,700	103,526
SAFLINK Corp*	16,600	107,900
Sanchez Computer Associates Inc*	3,700	19,240
Sapient Corp*	47,100	130,467
SBS Technologies Inc*	5,500	54,071
ScanSoft Inc*	26,400	143,352
ScanSource Inc*	5,400	144,450
SeaChange International Inc*	11,500	109,710
Secure Computing Corp*	16,600	144,918
SeeBeyond Technology Corp*	24,300	56,133
Semtech Corp*	28,800	410,112
Serena Software Inc*	11,800	246,384
Sigma Designs Inc*	10,500	114,030
Silicon Graphics Inc*	89,600	102,144
Silicon Image Inc*	36,100	201,438
Silicon Storage Technology Inc*	36,700	153,773
Siliconix Inc*	3,000	108,300
Sipex Corp*	10,800	52,920
Skyworks Solutions Inc*	71,600	484,732
SonicWALL Inc*	31,000	148,800
Sonus Networks Inc*	103,200	519,096
SpeechWorks International Inc*	9,600	45,120
SPSS Inc*	4,700	78,678
SRA International Inc ‘A’*	2,900	92,800
SS&C Technologies Inc*	5,600	89,320
Standard Microsystems Corp*	8,200	124,394
Stellent Inc*	5,000	27,000
StorageNetworks Inc*	66,600	92,574
Stratasys Inc*	3,000	105,510
Stratex Networks Inc*	43,200	138,240
Superconductor Technologies Inc*	17,800	40,940
Supertex Inc*	3,000	55,110
SupportSoft Inc*	16,400	106,436
Sybase Inc*	43,200	600,912
Sycamore Networks Inc*	79,600	304,868
Sykes Enterprises Inc*	12,400	60,636
Synaptics Inc*	6,600	88,836
Synplicity Inc*	6,300	32,949
Syntel Inc*	1,600	25,168
Sypris Solutions Inc	1,000	10,330
Systems & Computer Technology Corp*	20,400	183,600
Talx Corp	8,190	185,012
Tekelec*	27,000	305,100
Tellium Inc*	20,000	18,600
The TriZetto Group Inc*	12,500	75,500
Three-Five Systems Inc*	7,800	53,820
TIBCO Software Inc*	47,600	242,284
Tier Technologies Inc ‘B’*	9,800	75,950
Titan Corp*	39,000	401,310
Transaction Systems Architects Inc ‘A’*	17,500	156,800
Transmeta Corp DE*	59,300	94,880
Trimble Navigation Ltd*	16,500	378,345
TriQuint Semiconductor Inc*	63,904	265,841
TTM Technologies Inc*	6,000	28,140
Turnstone Systems Inc*	13,300	33,383

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Tyler Technologies Inc*	14,500	$61,625
Ulticom Inc*	3,900	37,050
Universal Display Corp*	7,600	67,792
UNOVA Inc*	24,000	266,400
Varian Inc*	16,300	565,121
Vastera Inc*	11,300	67,461
Verint Systems Inc*	3,700	94,017
Verity Inc*	10,900	137,994
ViaSat Inc*	10,800	154,872
Vignette Corp*	111,200	231,296
Virage Logic Corp*	4,600	33,304
Vitesse Semiconductor Corp*	105,800	520,536
Vitria Technology Inc*	5,500	31,515
WatchGuard Technologies Inc*	21,400	98,440
WebEx Communications Inc*	13,600	189,720
webMethods Inc*	23,800	193,494
Websense Inc*	11,600	181,656
Westell Technologies Inc ‘A’*	25,300	218,845
White Electronic Designs Corp*	12,300	130,257
Wind River Systems*	35,800	136,398
Xicor Inc*	9,800	61,446
Zoran Corp*	15,000	288,150

		51,959,994

Utilities - 4.03%

Allegheny Energy Inc	69,000	583,050
American States Water Co	6,550	178,815
Aquila Inc	87,300	225,234
Atmos Energy Corp	25,300	627,440
Avista Corp	22,400	316,960
Black Hills Corp	15,400	472,780
Boston Communications Group Inc*	9,700	166,161
California Water Service Group	6,300	177,156
Cascade Natural Gas Corp	4,200	80,220
Centennial Communications Corp*	1,100	4,400
Central Vermont Public Service Corp	6,200	121,210
CH Energy Group Inc	8,300	373,500
Chesapeake Utilities Corp	4,600	103,960
Cincinnati Bell Inc*	92,800	621,760
Cleco Corp	25,200	436,464
CMS Energy Corp	67,100	543,510
Commonwealth Telephone Enterprises Inc*	12,100	532,037
Connecticut Water Service Inc	4,150	106,032
CT Communications Inc	6,600	70,950
D&E Communications Inc	9,200	105,340
Dobson Communications Corp ‘A’*	6,100	33,245
El Paso Electric Co*	26,600	327,978
Energen Corp	19,300	642,690
EnergySouth Inc	3,600	118,080
General Communication Inc ‘A’*	20,100	174,066
Golden Telecom Inc*	6,200	139,128
Hickory Tech Corp	5,430	60,816
Hungarian Telephone & Cable Corp*	500	4,575
IDACORP Inc	20,400	535,500
IMPSAT Fiber Networks Inc*	1,600	18
Intrado Inc*	7,500	118,425
McLeodUSA Inc ‘A’*	46,100	69,611
Mediacom Communications Corp*	26,100	257,607
MGE Energy Inc	8,000	251,040
Middlesex Water Co	4,100	101,024
New Jersey Resources Corp	14,100	500,550
NII Holdings Inc ‘B’*	6,900	264,063
North Pittsburgh Systems Inc	7,100	106,997
Northwest Natural Gas Co	14,300	389,675
NUI Corp	9,500	147,440
Otter Tail Corp	12,000	323,760
PNM Resources Inc	20,400	545,700
Price Communications Corp*	21,170	273,305
Primus Telecommunications Group Inc*	29,500	151,630
PTEK Holdings Inc*	17,800	86,330
RCN Corp*	39,000	77,220
SEMCO Energy Inc	14,800	86,136
Shenandoah Telecom Co	1,100	52,756
Sierra Pacific Resources Corp*	61,766	366,890
SJW Corp	1,100	93,775
South Jersey Industries Inc	5,400	198,990
Southern Union Co*	29,831	500,266
Southwest Gas Corp	15,500	328,290
Southwest Water Co	7,820	109,245
Southwestern Energy Co*	20,600	309,206
SureWest Communications	6,400	193,600
Talk America Holdings Inc*	15,566	169,825
The Empire District Electric Co	13,600	295,800
The Laclede Group Inc	8,500	227,800
Time Warner Telecom Inc ‘A’*	24,200	154,154
Triton PCS Holdings Inc ‘A’*	7,700	38,885
UIL Holdings Corp	7,000	283,850
UniSource Energy Corp	14,800	278,240
Warwick Valley Telephone Co	500	41,020
Westar Energy Inc	34,800	564,804
Western Wireless Corp ‘A’*	28,700	330,911

		16,171,895

Total U.S. Common Stocks (Cost $393,098,460)		370,603,238

	Principal Amount
U.S. CONVERTIBLE CORPORATE BOND - 0.00%

Technology - 0.00%

MicroStrategy Inc 7.500% due 06/24/07	$618	720

Total U.S. Convertible Corporate Bond (Cost $0)		720

SHORT-TERM INVESTMENT - 11.28%

Repurchase Agreement - 11.28%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $45,312,755; collateralized by U.S. Treasury Notes—market value $46,218,848 due 02/28/05)	45,312,000	45,312,000

Total Short-Term Investment (Cost $45,312,000)		45,312,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 103.53% (Cost $438,410,460)		415,915,958

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 17.44%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	70,079,960	$70,079,960

Total Securities Lending Collateral (Cost $70,079,960)		70,079,960

TOTAL INVESTMENTS - 120.97% (Cost $508,490,420)		485,995,918

OTHER ASSETS & LIABILITIES, NET - (20.97%)		(84,262,543)

NET ASSETS - 100.00%		$401,733,375

Note to Schedule of Investments

(a) The amount of $2,705,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	Number of Contracts	Unrealized Depreciation

Russell 2000 (09/03)	130	($385,291)

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MULTI-STRATEGY PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. CONVERTIBLE PREFERRED STOCKS - 0.25%

Financial Services - 0.21%

The Rouse Co 3.000%	21,900	$1,204,500

Utilities - 0.04%

Qwest Trends Trust 5.750%~	23,000	253,690

Total U.S. Convertible Preferred Stocks (Cost $1,334,334)		1,458,190

U.S. PREFERRED STOCK - 0.18%

Financial Services - 0.18%

Home Ownership Funding Corp~	1,830	1,047,291

Total U.S. Preferred Stock (Cost $1,831,903)		1,047,291

U.S. COMMON STOCK WARRANT - 0.00%

Technology - 0.00%

MicroStrategy Inc*	4,413	883

Total U.S. Common Stock Warrant (Cost $0)		883

U.S. COMMON STOCKS - 46.25%

Autos & Transportation - 0.88%

BorgWarner Inc	26,400	1,700,160
Burlington Northern Santa Fe Corp	47,300	1,345,212
Swift Transportation Co Inc*	106,400	1,981,168

		5,026,540

Consumer Discretionary - 12.29%

AMC Entertainment Inc*	168,000	1,921,920
Brinker International Inc*	83,900	3,022,078
Cendant Corp*	555,100	10,169,432
EchoStar Communications Corp ‘A’*	111,000	3,842,820
General Motors Corp ‘H’*	324,300	4,154,283
International Flavors & Fragrances Inc	39,000	1,245,270
Liberty Media Corp ‘A’*	893,800	10,332,328
McDonald’s Corp	233,000	5,139,980
MGM MIRAGE*	45,700	1,562,026
OfficeMax Inc*	241,800	1,583,790
Regal Entertainment Group ‘A’	55,900	1,318,122
Sears Roebuck & Co	223,500	7,518,540
Service Corp International*	367,300	1,421,451
The Brink’s Co	98,100	1,429,317
The Estee Lauder Cos Inc ‘A’	65,500	2,196,215
The Gap Inc	161,100	3,022,236
Tiffany & Co	48,200	1,575,176
Viacom Inc ‘B’*	204,200	8,915,372

		70,370,356

Consumer Staples - 2.14%

Adolph Coors Co ‘B’	26,300	1,288,174
Altria Group Inc	92,100	4,185,024
Constellation Brands Inc ‘A’*	93,700	2,942,180
Tyson Foods Inc ‘A’	358,100	3,803,022

		12,218,400

Diversified - 0.31%

Schlumberger Ltd	37,500	1,783,875

Energy - 2.02%

Burlington Resources Inc	24,500	1,324,715
Devon Energy Corp	46,300	2,472,420
Equitable Resources Inc	50,800	2,069,592
Halliburton Co	49,200	1,131,600
Kerr-McGee Corp	24,400	1,093,120
Pioneer Natural Resources Co*	54,100	1,412,010
The Houston Exploration Co*	21,600	749,520
Westport Resources Corp*	58,100	1,321,775

		11,574,752

Financial Services - 8.46%

American International Group Inc	37,900	2,091,322
Camden Property Trust	29,800	1,041,510
CarrAmerica Realty Corp	43,000	1,195,830
Chubb Corp	68,900	4,134,000
CIT Group Inc	84,500	2,082,925
Citigroup Inc	112,700	4,823,560
Developers Diversified Realty Corp	51,300	1,458,972
Host Marriott Corp*	408,500	3,737,775
J.P. Morgan Chase & Co	173,200	5,919,976
Merrill Lynch & Co Inc	30,000	1,400,400
Prudential Financial Inc	110,400	3,714,960
The Bank of New York Co Inc	110,600	3,179,750
Travelers Property Casualty Corp ‘A’	102,500	1,629,750
U.S. Bancorp	127,000	3,111,500
Wachovia Corp	44,900	1,794,204
Washington Mutual Inc	36,600	1,511,580
Wells Fargo & Co	111,000	5,594,400

		48,422,414

Health Care - 6.77%

Abbott Laboratories	113,700	4,975,512
Aetna Inc	37,900	2,281,580
Affymetrix Inc*	60,400	1,190,484
Beckman Coulter Inc	72,300	2,938,272
Bristol-Myers Squibb Co	77,000	2,090,550
Covance Inc*	74,100	1,341,210
Guidant Corp	95,600	4,243,684
Johnson & Johnson	86,400	4,466,880
Millipore Corp*	35,000	1,552,950
Pfizer Inc	163,260	5,575,329
Schering-Plough Corp	133,400	2,481,240
Watson Pharmaceuticals Inc*	75,100	3,031,787
Wyeth	57,100	2,600,905

		38,770,383

Integrated Oils - 0.83%

GlobalSantaFe Corp	70,000	1,633,800
Noble Corp*	51,600	1,769,880
Unocal Corp	46,200	1,325,478

		4,729,158

Materials & Processing - 0.86%

Engelhard Corp	87,400	2,164,898
Monsanto Co	70,400	1,523,456
Praxair Inc	20,600	1,238,060

		4,926,414

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MULTI-STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Producer Durables - 3.07%

KLA-Tencor Corp*	25,200	$1,171,548
Northrop Grumman Corp	12,400	1,069,996
Novellus Systems Inc*	37,200	1,362,301
Orbital Sciences Corp*	535,500	3,909,150
Teradyne Inc*	82,900	1,434,999
The Boeing Co	112,700	3,867,864
Toll Brothers Inc*	166,900	4,724,939

		17,540,797

Technology - 5.17%

Analog Devices Inc*	47,000	1,636,540
BEA Systems Inc*	120,200	1,305,372
Hewlett-Packard Co	393,000	8,370,900
Intel Corp	193,200	4,015,469
International Business Machines Corp	120,500	9,941,250
Microsoft Corp	65,100	1,667,211
QUALCOMM Inc	16,900	604,175
Red Hat Inc*	127,700	966,689
Titan Corp*	105,700	1,087,653

		29,595,259

Utilities - 3.45%

AT&T Corp	65,400	1,258,950
AT&T Wireless Services Inc*	378,800	3,109,948
Comcast Corp ‘A’*	122,300	3,691,014
Dominion Resources Inc VA	23,700	1,523,199
Edison International*	76,700	1,260,181
IDT Corp ‘B’*	37,100	652,960
PG&E Corp*	39,900	843,885
Public Service Enterprise Group Inc	22,000	929,500
The AES Corp*	449,200	2,852,420
UnitedGlobalCom Inc ‘A’*	579,600	2,996,532
Westar Energy Inc	40,400	655,692

		19,774,281

Total U.S. Common Stocks (Cost $229,924,875)		264,732,629

FOREIGN PREFERRED STOCKS - 0.59%

Brazil - 0.59%

Cia Vale do Rio Doce ‘A’ ADR	59,400	1,648,350
Petroleo Brasilerio SA	95,000	1,702,941

		3,351,291

Total Foreign Preferred Stocks (Cost $3,056,503)		3,351,291

FOREIGN COMMON STOCKS - 6.87%

Bermuda - 0.29%

Tyco International Ltd	87,300	1,656,954

Brazil - 0.39%

Empresa Brasileira de Aeronautica SA ADR	116,200	2,219,420

Canada - 0.76%

Canadian National Railway Co	25,400	1,225,804
Talisman Energy Inc	68,300	3,111,675

		4,337,479

France - 0.42%

Total SA ADR	32,200	2,440,760

Germany - 0.49%

Wella AG	26,749	2,798,185

India - 0.12%

Infosys Technologies Ltd ADR	12,800	686,720

Japan - 0.46%

Keyence Corp	14,300	2,626,701

Netherlands - 0.65%

ASML Holding NV ‘NY’*	94,900	907,244
STMicroelectronics NV ‘NY’	51,500	1,070,685
Unilever NV ‘NY’	32,100	1,733,400

		3,711,329

Russia - 0.17%

YUKOS ADR	18,000	1,008,000

Singapore - 0.92%

Flextronics International Ltd*	425,800	4,424,062
Singapore Airlines Ltd	139,400	823,493

		5,247,555

Switzerland - 1.04%

Novartis AG	109,124	4,324,299
UBS AG	29,427	1,639,305

		5,963,604

United Kingdom - 1.16%

AstraZeneca PLC (OMX)	47,200	1,918,507
BP PLC ADR	40,000	1,680,800
GlaxoSmithKline PLC ADR	75,100	3,044,554

		6,643,861

Total Foreign Common Stocks (Cost $35,265,749)		39,340,568

	Principal Amount
U.S. CORPORATE BONDS & NOTES - 11.34%

Autos & Transportation - 0.74%

Burlington Northern Santa Fe Corp
6.750% due 07/15/11	$210,000	246,268
7.082% due 05/13/29	280,000	330,074
CSX Corp
6.250% due 10/15/08	705,000	805,968
DaimlerChrysler NA Holding Corp
6.400% due 05/15/06	965,000	1,054,511
General Motors Corp
7.200% due 01/15/11	1,775,000	1,791,642

		4,228,463

Consumer Discretionary - 1.78%

Allied Waste North America Inc
10.000% due 08/01/09	480,000	512,400
Clear Channel Communications Inc
7.650% due 09/15/10	680,000	819,711

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MULTI-STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
Hertz Corp
7.625% due 06/01/12	$1,570,000	$1,597,197
News America Holdings
7.750% due 12/01/45	860,000	1,026,598
Target Corp
5.400% due 10/01/08	665,000	746,020
Time Warner Entertainment Co LP
8.375% due 03/15/23	195,000	246,563
10.150% due 05/01/12	289,000	396,141
Time Warner Inc
9.125% due 01/15/13	653,000	838,030
Viacom Inc
7.700% due 07/30/10	1,240,000	1,537,164
7.875% due 07/30/30	155,000	203,182
Walt Disney Co
6.375% due 03/01/12	795,000	907,729
Waste Management Inc
7.375% due 08/01/10	1,115,000	1,339,816

		10,170,551

Consumer Staples - 0.73%

Albertson’s Inc
7.500% due 02/15/11	200,000	234,000
Delhaize America Inc
9.000% due 04/15/31	535,000	591,175
Safeway Inc
3.800% due 08/15/05	1,290,000	1,324,974
6.500% due 03/01/11	325,000	363,336
The Kroger Co
6.800% due 04/01/11	365,000	417,053
7.800% due 08/15/07	1,100,000	1,275,011

		4,205,549

Energy - 0.02%

Noram Energy Corp
6.375% due 11/01/03++	111,000	112,122

Financial Services - 4.85%

ABN Amro NA Holding Capital Trust I
6.523% due 12/29/49~++	670,000	763,198
AIG SunAmerica Global Financing IX
6.900% due 03/15/32~	210,000	250,958
Bankers Trust Corp
7.375% due 05/01/08	125,000	146,728
Boeing Capital Corp
7.375% due 09/27/10	1,600,000	1,898,640
CIT Group Inc
7.750% due 04/02/12	355,000	423,980
Credit Suisse First Boston USA Inc
6.125% due 11/15/11	860,000	965,001
EOP Operating LP
8.375% due 03/15/06	515,000	590,845
Ford Motor Credit Co
7.875% due 06/15/10	2,235,000	2,398,258
Franklin Resources Inc
3.700% due 04/15/08	460,000	471,243
General Electric Capital Corp
5.875% due 02/15/12	530,000	593,878
6.750% due 03/15/32	230,000	269,927
General Motors Acceptance Corp
8.000% due 11/01/31	80,000	78,710
Hartford Financial Services Group Inc
2.375% due 06/01/06	385,000	384,931
Household Finance Corp
6.750% due 05/15/11	1,075,000	1,250,420
7.000% due 05/15/12	930,000	1,102,668
8.000% due 07/15/10	85,000	105,592
J.P. Morgan Chase & Co
6.750% due 02/01/11	524,000	615,951
J.P. Morgan HYDIBB
6.400% due 06/20/08~	7,650,000	7,793,437
Marsh & McLennan Cos Inc
4.850% due 02/15/13	436,000	454,439
Morgan Stanley
6.600% due 04/01/12	180,000	208,323
6.750% due 04/15/11	560,000	656,036
NiSource Finance Corp
7.875% due 11/15/10	835,000	987,301
Prudential Holdings LLC
8.695% due 12/18/23~	933,000	1,184,492
Sears Roebuck Acceptance Corp
3.180% due 02/25/04++	900,000	902,704
Sprint Capital Corp
8.750% due 03/15/32	825,000	991,039
Verizon Global Funding Corp
7.750% due 12/01/30	1,095,000	1,392,187
Vornado Realty Trust
5.625% due 06/15/07	795,000	853,772

		27,734,658

Health Care - 0.32%

Aetna Inc
7.375% due 03/01/06	402,000	452,126
Bristol-Myers Squibb Co
5.750% due 10/01/11	1,030,000	1,148,184
Health Net Inc
8.375% due 04/15/11	178,000	216,677

		1,816,987

Materials & Processing - 0.18%

Weyerhaeuser Co
5.500% due 03/15/05	965,000	1,021,312

Producer Durables - 0.31%

Lockheed Martin Corp
8.500% due 12/01/29	700,000	954,415
Northrop Grumman Corp
7.125% due 02/15/11	705,000	845,812

		1,800,227

Technology - 0.19%

Raytheon Co
6.500% due 07/15/05	985,000	1,071,277

Utilities - 2.22%

AEP Resources Inc
6.500% due 12/01/03~	1,010,000	1,026,670
AT&T Corp
6.000% due 03/15/09	52,000	55,723
AT&T Wireless Services Inc
7.500% due 05/01/07	505,000	582,713
7.875% due 03/01/11	360,000	425,923
8.750% due 03/01/31	365,000	452,771
CenterPoint Energy Inc
5.875% due 06/01/08~	665,000	670,016
Citizens Communications Co
9.250% due 05/15/11	610,000	790,709
Cox Communications Inc
6.875% due 06/15/05	325,000	354,819
Dominion Resources Inc VA
8.125% due 06/15/10	590,000	732,335
DTE Energy Co
6.375% due 04/15/33	735,000	769,067

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MULTI-STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
Duke Energy Corp
6.250% due 01/15/12	$265,000	$297,556
FirstEnergy Corp
7.375% due 11/15/31	845,000	950,028
Kinder Morgan Inc
6.500% due 09/01/12	710,000	815,307
MidAmerican Energy Holdings Co
6.750% due 12/30/31	285,000	337,357
Progress Energy Inc
6.550% due 03/01/04	1,310,000	1,351,721
6.850% due 04/15/12	20,000	23,063
Tele-Communications Inc-TCI Group ‘A’
9.800% due 02/01/12	1,200,000	1,592,084
TCI Communications Inc
7.875% due 02/15/26	715,000	840,544
TECO Energy Inc
10.500% due 12/01/07	575,000	659,094

		12,727,500

Total U.S. Corporate Bonds & Notes (Cost $61,596,096)		64,888,646

U.S. CONVERTIBLE CORPORATE BOND - 0.00%

Technology - 0.00%

MicroStrategy Inc
7.500% due 06/24/07	1,869	2,177

Total U.S. Convertible Corporate Bond (Cost $0)		2,177

MORTGAGE-BACKED SECURITIES - 15.56%

Collateralized Mortgage Obligations - 2.68%

Bear Stearns Commercial Mortgage Securities
4.000% due 03/13/40”	1,638,452	1,695,375
Fannie Mae
1.508% due 12/18/32”++	1,587,186	1,590,775
Freddie Mac
1.580% due 01/15/33”++	1,012,406	1,014,458
1.724% due 04/15/08”	1,124,812	1,127,294
1.880% due 11/15/07”	3,163,120	3,192,737
GE Capital Commercial Mortgage Corp
4.093% due 01/10/38”	1,323,000	1,376,719
J.P. Morgan Chase Commercial Mortgage Corp
3.972% due 03/12/39”	985,667	1,019,016
Prudential Mortgage Capital Co II LLC
7.306% due 10/06/15~”	1,127,000	1,357,877
Washington Mutual Inc
1.507% due 08/25/33”++	2,380,000	2,380,000
1.771% due 02/25/33”++	486,637	487,190
Wells Fargo Mortgage-Backed Securities Trust
1.790% due 02/25/33”++	83,360	83,469

		15,324,910

Fannie Mae - 12.88%

5.500% due 07/14/33#”	4,704,000	4,862,760
6.000% due 07/14/33#”	15,481,000	16,090,564
6.500% due 03/01/28”	1,264,003	1,321,141
6.500% due 05/01/28”	5,146,487	5,377,365
6.500% due 08/13/33#”	21,848,000	22,776,540
7.000% due 08/01/28”	78,624	83,011
7.000% due 07/15/33#”	21,640,000	22,796,398
8.500% due 07/01/32”	365,392	392,891

		73,700,670

Total Mortgage-Backed Securities (Cost $88,483,808)		89,025,580

ASSET-BACKED SECURITIES - 4.53%

BMW Vehicle Owner Trust
1.450% due 11/25/05”	1,790,000	1,794,393
Capital Auto Receivables Asset Trust
1.200% due 05/16/05”	1,690,000	1,689,324
Caterpillar Financial Asset Trust
1.250% due 10/25/05”	1,010,000	1,010,000
Centex Home Equity Co LLC
1.640% due 02/25/18”	610,000	610,000
1.836% due 10/25/17”	489,228	489,648
Chase Funding Mortgage Loan Certificates
1.835% due 08/25/17”++	905,257	905,129
Chase Manhatan Auto Owner Trust
1.260% due 01/16/06”	640,000	640,585
Citifinancial Mortgage Securities Inc
1.128% due 05/25/33”++	1,190,000	1,190,000
1.940% due 01/25/33”	1,110,661	1,112,422
Ford Credit Auto Owner Trust
1.620% due 08/15/05”	1,150,000	1,152,907
Harley-Davidson Mortorcycle Trust
1.910% due 04/15/07”	391,737	393,541
Honda Auto Receivables Owner Trust
1.340% due 12/21/05”	1,837,000	1,839,932
1.460% due 09/19/05”	1,390,000	1,392,755
Nissan Auto Receivables Owner Trust
1.200% due 11/15/05”	2,460,000	2,460,000
1.450% due 05/16/05”	1,980,000	1,983,121
Residential Funding Mortgage Securities II
1.135% due 02/25/33”++	1,776,784	1,776,966
Toyota Auto Receivables Owner Trust
1.280% due 08/15/05”	2,360,000	2,361,714
Volkswagen Auto Loan Enhanced Trust
1.110% due 12/20/05”	3,150,000	3,145,939

Total Asset-Backed Securities (Cost $25,929,662)		25,948,376

U.S. GOVERNMENT AGENCY ISSUES - 3.62%

Fannie Mae
4.250% due 07/15/07	2,200,000	2,369,598
6.375% due 06/15/09	640,000	758,912
7.250% due 01/15/10	4,100,000	5,092,102
7.250% due 05/15/30	3,500,000	4,628,432
Federal Home Loan Bank
5.250% due 08/15/06	2,350,000	2,590,638
Freddie Mac
4.500% due 01/15/13	2,050,000	2,157,680
5.500% due 07/15/06	1,477,000	1,635,658
Tennessee Valley Authority
5.375% due 11/13/08	745,000	840,054
7.125% due 05/01/30	488,000	638,730

Total U.S. Government Agency Issues (Cost $19,874,118)		20,711,804

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MULTI-STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
U.S. TREASURY BONDS - 0.58%

5.375% due 02/15/31**	$2,189,000	$2,465,620
8.875% due 08/15/17	568,000	859,455

Total U.S. Treasury Bonds (Cost $3,224,515)		3,325,075

U.S. TREASURY NOTES - 1.51%

3.625% due 05/15/13	65,000	65,528
5.750% due 08/15/10	600,000	702,493
7.000% due 07/15/06**	6,820,000	7,884,561

Total U.S. Treasury Notes (Cost $8,548,687)		8,652,582

U.S. TREASURY STRIPS - 0.13%

0.000% due 02/15/10 (PO)	540,000	439,615
0.000% due 02/15/11 (PO)	249,000	193,007
0.000% due 02/15/13 (PO)	161,000	111,866

Total U.S. Treasury Strips (Cost $752,424)		744,488

FOREIGN CORPORATE BONDS - 1.12%

Bermuda - 0.23%

Tyco International Group SA
6.750% due 02/15/11	1,255,000	1,336,575

Canada - 0.04%

Rogers Wireless Communications Inc
9.625% due 05/01/11	188,000	217,140

Cayman Islands - 0.09%

PF Export Receivables Master Trust
3.748% due 06/01/13 ~	525,000	528,412

France - 0.37%

AXA Financial CMT
8.600% due 12/15/30	860,000	1,111,656
France Telecom SA
9.250% due 03/01/11	280,000	353,012
10.000% due 03/01/31	480,000	666,544

		2,131,212

Germany - 0.14%

Deutsche Telekom International Finance BV
8.750% due 06/15/30	640,000	818,347

Hong Kong - 0.16%

Hutchison Whampoa International Ltd
6.500% due 02/13/13~	855,000	898,942

United Kingdom - 0.09%

British Sky Broadcasting PLC
8.200% due 07/15/09	425,000	504,363

Total Foreign Corporate Bonds (Cost $5,851,720)		6,434,991

SHORT-TERM INVESTMENT - 19.22%

Repurchase Agreement - 19.22%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $110,027,834; collateralized by U.S. Treasury Notes—market value $14,307,057 due 11/30/04; and market value $97,926,847 due 02/28/05)	110,026,000	110,026,000

Total Short-Term Investment (Cost $110,026,000)		110,026,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 111.75% (Cost $595,700,394)		639,690,571

	Shares
SECURITIES LENDING COLLATERAL - 9.83%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	56,251,466	56,251,466

Total Securities Lending Collateral (Cost $56,251,466)		56,251,466

TOTAL INVESTMENTS - 121.58% (Cost $651,951,860)		695,942,037

OTHER ASSETS & LIABILITIES, NET - (21.58%)		(123,526,836)

NET ASSETS - 100.00%		$572,415,201

Note to Schedule of Investments

(a) Securities with an approximate aggregate market value of $2,015,395 were segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	Number of Contracts	Unrealized Appreciation (Depreciation)

EUX 10-Year Euro-Bond Futures (09/03)	130	($236,514)
U.S. Treasury 2-Year Notes (09/03)	203	37,953
U.S. Treasury 5-Year Notes (09/03)	486	61,031
U.S. Treasury 10-Year Notes (09/03)	28	36,391
U.S. Treasury 30-Year Bonds (09/03)	98	(189,109)

		($290,248)

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCK WARRANT - 0.00%

Technology - 0.00%

MicroStrategy Inc*	17,632	$3,526

Total U.S. Common Stock Warrant (Cost $0)		3,526

U.S. COMMON STOCKS - 95.77%

Autos & Transportation - 2.72%

Aftermarket Technology Corp*	12,000	126,120
American Axle & Manufacturing Holdings Inc*	19,000	454,100
ArvinMeritor Inc	8,800	177,584
Burlington Northern Santa Fe Corp	29,900	850,356
C.H. Robinson Worldwide Inc	5,300	188,468
CSX Corp	48,700	1,465,383
Dana Corp	96,800	1,119,008
Delphi Corp	180,600	1,558,578
Expeditors International of Washington Inc	20,900	723,976
FedEx Corp	36,000	2,233,080
Ford Motor Co	437,400	4,807,026
Gentex Corp*	8,200	251,002
Harley-Davidson Inc	65,700	2,618,802
J.B. Hunt Transport Services Inc*	11,500	434,125
Norfolk Southern Corp	89,400	1,716,480
Oshkosh Truck Corp	4,600	272,872
PACCAR Inc	28,500	1,925,460
Polaris Industries Inc	18,700	1,148,180
Roadway Corp	9,300	265,329
United Parcel Service Inc ‘B’	60,100	3,828,370

		26,164,299

Consumer Discretionary - 14.10%

99 Cents Only Stores*	5,500	188,760
Abercrombie & Fitch Co ‘A’*	73,900	2,099,499
Action Performance Cos Inc	30,100	571,900
Advance Auto Parts Inc*	9,000	548,100
American Greetings Corp ‘A’*	22,000	432,080
AnnTaylor Stores Corp*	72,300	2,093,085
AOL Time Warner Inc*	246,400	3,964,576
Applebee’s International Inc	16,500	518,595
Arbitron Inc*	2,500	89,250
AutoZone Inc*	39,100	2,970,427
Avon Products Inc	18,600	1,156,920
Bed Bath & Beyond Inc*	30,600	1,187,586
Big Lots Inc*	20,100	302,304
Black & Decker Corp	7,600	330,220
Boyd Gaming Corp*	3,000	51,780
Brinker International Inc*	46,900	1,689,338
Callaway Golf Co	5,000	66,100
CBRL Group Inc	6,400	248,704
CDW Corp*	11,900	545,020
CEC Entertainment Inc*	16,900	624,117
Chico’s FAS Inc*	30,900	650,445
Choice Hotels International Inc*	3,000	81,930
ChoicePoint Inc*	10,100	348,652
Christopher & Banks Corp*	19,200	710,208
Claire’s Stores Inc	9,900	251,064
Coach Inc *	48,000	2,387,520
Columbia Sportswear Co*	9,700	498,677
Convergys Corp*	68,500	1,096,000
Corinthian Colleges Inc*	17,800	864,546
Darden Restaurants Inc	55,500	1,053,390
Deb Shops Inc	900	16,920
DeVry Inc*	4,600	107,134
Dollar General Corp	55,000	1,004,300
Dollar Tree Stores Inc*	34,600	1,097,858
Eastman Kodak Co	148,100	4,050,535
Electronic Arts Inc*	68,800	5,090,512
Expedia Inc*	8,200	626,316
Family Dollar Stores Inc	14,900	568,435
Foot Locker Inc	36,400	482,300
Gannett Co Inc	3,600	276,516
GTECH Holdings Corp*	46,700	1,758,255
Harman International Industries Inc	11,100	878,454
Harte-Hanks Inc	3,300	62,700
Hasbro Inc	102,900	1,799,721
Home Depot Inc	190,900	6,322,608
Hot Topic Inc*	32,200	866,502
InterActiveCorp*	52,600	2,081,382
International Flavors & Fragrances Inc	40,900	1,305,937
ITT Educational Services Inc*	32,900	962,325
Kellwood Co	5,300	167,639
Knight-Ridder Inc	13,500	930,555
Liz Claiborne Inc	64,100	2,259,525
Lowe’s Cos Inc	97,900	4,204,805
Mandalay Resort Group	800	25,480
Marvel Enterprises Inc*	31,400	599,740
Mattel Inc	221,700	4,194,564
Maytag Corp	38,900	949,938
Michaels Stores Inc*	5,900	224,554
Monster Worldwide Inc*	11,000	217,030
Movie Gallery Inc*	4,900	90,405
Nautilus Group Inc	15,000	186,000
Newell Rubbermaid Inc	44,800	1,254,400
Nike Inc ‘B’	7,600	406,524
Office Depot Inc*	13,200	191,532
Outback Steakhouse Inc	22,000	858,000
P.F. Chang’s China Bistro Inc*	21,800	1,072,778
Pacific Sunwear of California Inc*	47,550	1,145,480
Panera Bread Co ‘A’*	27,200	1,088,000
Papa John’s International Inc*	1,200	33,660
PETsMART Inc*	11,200	186,704
Pier 1 Imports Inc	56,800	1,158,720
R.R. Donnelley & Sons Co	4,600	120,244
RadioShack Corp	70,800	1,862,748
Rare Hospitality International Inc*	600	19,608
Regis Corp	1,900	55,195
Republic Services Inc*	14,900	337,783
Right Management Consultants Inc*	3,000	37,950
Ross Stores Inc	55,900	2,389,166
Ruby Tuesday Inc	52,800	1,305,744
Ryan’s Family Steak Houses Inc*	11,800	165,200
ShopKo Stores Inc*	1,700	22,100
Staples Inc*	167,200	3,068,120
Starbucks Corp*	118,000	2,893,360
Station Casinos Inc*	13,900	350,975
Take-Two Interactive Software Inc*	63,100	1,788,254
Talbots Inc	33,100	974,795
The E.W. Scripps Co ‘A’	7,300	647,656
The Estee Lauder Cos Inc ‘A’	31,400	1,052,842
The Gap Inc	173,700	3,258,612
The Gillette Co	58,400	1,860,624
The May Department Stores Co	16,600	369,516
The McGraw-Hill Cos Inc	18,900	1,171,800
The New York Times Co ‘A’	25,500	1,160,250
The TJX Cos Inc	253,200	4,770,288
The Washington Post Co ‘B’	1,200	879,480
Timberland Co ‘A’*	17,500	925,050
United Online Inc*	23,900	605,626
Valassis Communications Inc*	7,500	192,900
Viacom Inc ‘B’*	50,500	2,204,830
Viad Corp	11,700	261,963
Wal-Mart Stores Inc	329,800	17,700,366

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Weight Watchers International Inc*	17,200	$782,428
Wendy’s International Inc	33,000	956,010
Whirlpool Corp	6,100	388,570
Williams-Sonoma Inc*	46,400	1,354,880
Yum! Brands Inc*	50,100	1,480,956

		135,841,425

Consumer Staples - 9.06%

Albertson’s Inc	98,900	1,898,880
Altria Group Inc	166,300	7,556,672
Anheuser-Busch Cos Inc	124,500	6,355,725
Campbell Soup Co	180,700	4,427,150
Clorox Co	77,900	3,322,435
Coca-Cola Enterprises Inc	58,200	1,056,330
Colgate-Palmolive Co	96,800	5,609,560
ConAgra Foods Inc	151,200	3,568,320
CVS Corp	84,400	2,365,732
Dean Foods Co*	37,800	1,190,700
Del Monte Foods Co*	8,600	76,024
Hershey Foods Corp	46,300	3,225,258
Kellogg Co	54,400	1,869,728
Kraft Foods Inc ‘A’	59,200	1,926,960
PepsiCo Inc	189,600	8,437,200
Procter & Gamble Co	195,000	17,390,100
Safeway Inc*	41,400	847,044
Sara Lee Corp	44,900	844,569
The Coca-Cola Co	172,100	7,987,161
The Dial Corp	34,600	672,970
The Kroger Co*	127,000	2,118,360
Whole Foods Market Inc*	14,500	689,185
William Wrigley Jr. Co	58,600	3,295,078
Winn-Dixie Stores Inc	47,100	579,801

		87,310,942

Diversified - 3.80%

3M Co	48,000	6,191,040
Brunswick Corp	28,600	715,572
Carlisle Cos Inc	4,100	172,856
Eaton Corp	16,500	1,297,065
Fortune Brands Inc	44,800	2,338,560
General Electric Co	855,300	24,530,004
Johnson Controls Inc	16,000	1,369,600

		36,614,697

Energy - 3.19%

Anadarko Petroleum Corp	40,900	1,818,823
Apache Corp	59,360	3,861,962
Burlington Resources Inc	73,200	3,957,924
Chesapeake Energy Corp	206,000	2,080,600
Cimarex Energy Co*	3,500	83,125
Devon Energy Corp	46,945	2,506,863
EOG Resources Inc	58,200	2,435,088
Equitable Resources Inc	7,100	289,254
Frontier Oil Corp	156,300	2,375,760
Kerr-McGee Corp	8,800	394,240
Newfield Exploration Co*	17,700	664,635
Noble Energy Inc	17,900	676,620
Patterson-UTI Energy Inc*	7,500	243,000
Peabody Energy Corp	4,800	161,232
Pioneer Natural Resources Co*	29,700	775,170
Pogo Producing Co	16,800	718,200
Sunoco Inc	17,300	652,902
Texas Genco Holdings Inc	3,430	79,747
Tom Brown Inc*	112,100	3,115,259
Valero Energy Corp	22,700	824,691
Williams Cos Inc	171,900	1,358,010
XTO Energy Inc	83,866	1,686,545

		30,759,650

Financial Services - 21.18%

AFLAC Inc	103,000	3,167,250
AMBAC Financial Group Inc	29,200	1,934,500
American Express Co	43,000	1,797,830
American International Group Inc	162,700	8,977,786
AmSouth Bancorp	92,600	2,022,384
Astoria Financial Corp	14,200	396,606
Bank of America Corp	215,200	17,007,256
Bank One Corp	214,400	7,971,392
Banknorth Group Inc	2,700	68,904
Brown & Brown Inc	3,500	113,750
Charter One Financial Inc	48,600	1,515,348
CIGNA Corp	14,500	680,630
Cincinnati Financial Corp	7,500	278,175
Citigroup Inc	546,600	23,394,480
Comerica Inc	2,500	116,250
Commerce Bancorp Inc NJ	5,600	207,760
Compass Bancshares Inc	7,700	268,961
Countrywide Financial Corp	54,800	3,812,436
Deluxe Corp	37,600	1,684,480
Doral Financial Corp	9,700	433,105
Dow Jones & Co Inc	13,400	576,602
E*TRADE Group Inc*	21,900	186,150
Equifax Inc	11,400	296,400
FactSet Research Systems Inc	18,700	823,735
Fair Issac Corp	10,300	529,935
Fannie Mae	153,900	10,379,016
Fidelity National Financial Inc	106,625	3,279,785
First Data Corp	69,700	2,888,368
First Tennessee National Corp	38,400	1,686,144
First Virginia Banks Inc	3,000	129,360
FleetBoston Financial Corp	4,000	118,840
Freddie Mac	82,300	4,178,371
Golden West Financial Corp	62,200	4,976,622
GreenPoint Financial Corp	14,900	759,006
H&R Block Inc	94,100	4,069,825
Hibernia Corp ‘A’	19,100	346,856
Household International Inc+	80,100	2,533,070
Huntington Bancshares Inc	12,400	242,048
Independence Community Bank Corp	11,400	321,708
IndyMac Bancorp Inc	100	2,542
J.P. Morgan Chase & Co	56,200	1,920,916
John H. Harland Co	9,200	240,672
John Hancock Financial Services Inc	109,800	3,374,154
KeyCorp	136,500	3,449,355
Lincoln National Corp	16,100	573,643
Loews Corp	75,000	3,546,750
Marsh & McLennan Cos Inc	12,400	633,268
MBIA Inc	13,700	667,875
MBNA Corp	86,300	1,798,492
Mellon Financial Corp	119,200	3,307,800
MetLife Inc	61,000	1,727,520
Moody’s Corp	23,900	1,259,769
Morgan Stanley	76,400	3,266,100
National City Corp	113,900	3,725,669
Nationwide Financial Services Inc ‘A’	4,700	152,750
New Century Financial Corp	13,800	602,370
New York Community Bancorp Inc	34,333	998,747
North Fork Bancorp Inc	66,400	2,261,584
Old Republic International Corp	14,600	500,342
Principal Financial Group Inc	65,800	2,122,050
Protective Life Corp	1,400	37,450
Prudential Financial Inc	34,000	1,144,100
Regions Financial Corp	24,300	820,854
Roslyn Bancorp Inc	6,600	141,834
Ryder System Inc	19,200	491,904
Safeco Corp	25,900	913,752
SLM Corp	30,900	1,210,353

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
SouthTrust Corp	12,900	$350,880
Sovereign Bancorp Inc	77,100	1,206,615
SunGard Data Systems Inc*	36,300	940,533
SunTrust Banks Inc	38,600	2,290,524
The Allstate Corp	154,900	5,522,185
The Bear Stearns Cos Inc	35,900	2,599,878
The Progressive Corp OH	57,900	4,232,490
Travelers Property Casualty Corp ‘A’	21,200	337,080
Travelers Property Casualty Corp ‘B’	15,900	250,743
U.S. Bancorp	148,600	3,640,700
Union Planters Corp	11,200	347,536
UnionBanCal Corp	15,900	657,783
Wachovia Corp	266,600	10,653,336
Washington Mutual Inc	89,400	3,692,220
Webster Financial Corp	4,500	170,100
Wells Fargo & Co	238,700	12,030,480

		203,986,822

Health Care - 14.31%

Abbott Laboratories	79,200	3,465,792
Aetna Inc	58,800	3,539,760
Alpharma Inc ‘A’	3,000	64,800
American Pharmaceutical Partners Inc*	22,100	749,190
AMERIGROUP Corp*	1,700	63,240
Amgen Inc*	71,600	4,757,104
Apria Healthcare Group Inc*	25,600	636,928
Bausch & Lomb Inc	22,900	858,750
Beckman Coulter Inc	5,700	231,648
Becton Dickinson & Co	79,500	3,088,575
Bio-Rad Laboratories Inc ‘A’*	4,700	260,145
Biosite Inc*	4,700	226,070
Boston Scientific Corp*	16,400	1,002,040
Bristol-Myers Squibb Co	280,600	7,618,290
C.R. Bard Inc	15,100	1,076,781
Cooper Cos Inc	13,600	472,872
Covance Inc*	38,500	696,850
Coventry Health Care Inc*	21,100	973,976
DaVita Inc*	23,500	629,330
Edwards Lifesciences Corp*	6,800	218,552
Eli Lilly & Co	46,800	3,227,796
eResearch Technology Inc*	7,100	157,336
Express Scripts Inc*	19,900	1,359,568
First Health Group Corp*	17,800	491,280
Forest Laboratories Inc*	81,500	4,462,125
Guidant Corp	32,500	1,442,675
HCA Inc	142,100	4,552,884
Health Management Associates Inc ‘A’	18,600	343,170
Health Net Inc*	34,000	1,120,300
Hi-Tech Pharmacal Co Inc*	1,800	73,206
IMS Health Inc	42,242	759,929
INAMED Corp*	1,400	75,166
Johnson & Johnson	328,800	16,998,960
Lincare Holdings Inc*	53,100	1,673,181
Manor Care Inc*	12,800	320,128
McKesson Corp	29,100	1,040,034
Medtronic Inc	133,900	6,423,183
Merck & Co Inc	310,200	18,782,610
Mid Atlantic Medical Services Inc*	21,800	1,140,140
Mylan Laboratories Inc	11,600	403,332
Oxford Health Plans Inc*	99,600	4,186,188
PacifiCare Health Systems Inc *	2,300	113,459
Pediatrix Medical Group Inc*	32,800	1,169,320
Per-Se Technologies Inc*	7,100	79,733
Pfizer Inc	578,360	19,750,994
Pharmaceutical Product Development Inc*	2,500	71,825
Pharmaceutical Resources Inc*	23,100	1,124,046
ResMed Inc*	1,500	58,800
Schering-Plough Corp	12,500	232,500
Select Medical Corp*	3,000	74,490
Sierra Health Services Inc*	2,300	46,000
St. Jude Medical Inc*	34,900	2,006,750
Steris Corp*	16,000	369,440
Stryker Corp	47,400	3,288,138
Universal Health Services Inc ‘B’*	9,200	364,504
Visx Inc*	54,700	949,045
WellPoint Health Networks Inc*	55,000	4,636,500
Wyeth	32,700	1,489,485
Zimmer Holdings Inc*	52,900	2,383,145

		137,872,058

Integrated Oils - 4.54%

Amerada Hess Corp	20,300	998,354
ChevronTexaco Corp	83,500	6,028,700
ConocoPhillips	32,100	1,759,080
Enbridge Energy Management LLC*	24,116	1,100,172
Exxon Mobil Corp	703,700	25,269,867
Marathon Oil Corp	45,600	1,201,560
Murphy Oil Corp	56,600	2,977,160
Occidental Petroleum Corp	103,100	3,459,005
Unocal Corp	32,800	941,032

		43,734,930

Materials & Processing - 1.20%

Avery Dennison Corp	900	45,180
Ball Corp	36,300	1,652,013
Cytec Industries Inc*	1,600	54,080
Ecolab Inc	58,400	1,495,040
Energizer Holdings Inc*	24,400	766,160
Freeport-McMoRan Copper & Gold Inc ‘B’	6,800	166,600
Georgia Gulf Corp	900	17,820
IMC Global Inc	9,900	66,429
Masco Corp	18,200	434,070
Monsanto Co	39,300	850,452
Newmont Mining Corp	18,000	584,280
PPG Industries Inc	26,500	1,344,610
Praxair Inc	2,000	120,200
Quanex Corp	400	11,888
Sealed Air Corp*	26,200	1,248,692
Sigma-Aldrich Corp	6,400	346,752
The Dow Chemical Co	28,400	879,264
The Sherwin-Williams Co	39,300	1,056,384
The St. Joe Co	3,800	118,560
USG Corp*	15,900	302,100

		11,560,574

Producer Durables - 3.94%

American Power Conversion Corp*	23,400	364,806
Beazer Homes USA Inc*	19,900	1,661,650
Briggs & Stratton Corp	8,200	414,100
Centex Corp	35,800	2,784,882
D.R. Horton Inc	21,700	609,770
Danaher Corp	8,900	605,645
Deere & Co	22,600	1,032,820
Diebold Inc	2,000	86,500
Emerson Electric Co	14,900	761,390
EnPro Industries Inc*	4,200	44,898
Goodrich Corp	71,600	1,503,600
Hovnanian Enterprises Inc ‘A’*	25,200	1,485,540
KB Home	37,500	2,324,250
Lennar Corp ‘A’	21,100	1,508,650
Lennar Corp ‘B’	4,710	323,577
Lexmark International Inc*	61,800	4,373,586
MDC Holdings Inc	3,170	153,048
Meritage Corp*	5,600	275,856
Molex Inc ‘A’	37,800	876,166
NVR Inc*	4,200	1,726,200
Pall Corp	21,800	490,500
Pulte Homes Inc	27,300	1,683,318

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Rockwell Collins Inc	17,800	$438,414
Standard-Pacific Corp	18,300	606,828
The Ryland Group Inc	54,600	3,789,240
Toll Brothers Inc*	31,200	883,272
United Technologies Corp	53,800	3,810,654
Waters Corp*	19,200	559,296
Xerox Corp*	258,400	2,736,456

		37,914,912

Technology - 12.17%

Adobe Systems Inc	5,900	189,213
ADTRAN Inc*	41,900	2,149,051
Altera Corp*	138,900	2,277,960
Applera Corp-Applied Biosystems Group	12,800	243,584
Arrow Electronics Inc*	4,900	74,676
Avid Technology Inc*	4,700	164,829
Avnet Inc*	26,700	338,556
Avocent Corp*	13,100	392,083
Benchmark Electronics Inc*	25,800	793,608
BMC Software Inc*	21,400	349,462
Cisco Systems Inc*	709,800	11,846,562
Citrix Systems Inc*	52,100	1,060,756
Cognizant Technology Solutions Corp*	88,147	2,147,261
Cree Inc*	18,500	301,180
Dell Computer Corp*	336,700	10,760,932
Digital River Inc*	22,600	436,180
Flir Systems Inc*	2,200	66,330
Foundry Networks Inc*	8,300	119,520
General Dynamics Corp	2,900	210,250
Genesis Microchip Inc*	29,000	392,660
Hutchinson Technology Inc*	2,800	92,092
Hyperion Solutions Corp*	4,300	145,168
Imation Corp	6,000	226,920
Integrated Circuit Systems Inc*	30,400	955,472
Intel Corp	737,400	15,326,121
International Business Machines Corp	109,900	9,066,750
Invision Technologies Inc*	4,300	106,855
j2 Global Communications Inc*	2,100	96,558
Maxtor Corp*	45,800	343,958
McDATA Corp ‘A’*	8,400	123,228
Microsoft Corp	1,102,700	28,240,147
National Semiconductor Corp*	76,600	1,510,552
Network Appliance Inc*	76,100	1,233,581
Oracle Corp*	675,300	8,117,106
Power Integrations Inc*	2,200	53,504
QLogic Corp*	47,800	2,310,174
QUALCOMM Inc	135,600	4,847,700
Rockwell Automation Inc	10,800	257,472
Silicon Laboratories Inc*	15,100	402,264
Storage Technology Corp*	27,700	712,998
Sybase Inc*	12,400	172,484
Symantec Corp*	57,900	2,539,494
Synopsys Inc*	4,000	247,400
Texas Instruments Inc	48,100	846,560
UTStarcom Inc*	43,200	1,536,624
VERITAS Software Corp*	65,300	1,872,151
Western Digital Corp*	123,100	1,267,930
Zebra Technologies Corp ‘A’*	1,200	90,228
Zoran Corp*	7,000	134,470

		117,190,614

Utilities - 5.56%

Allegheny Energy Inc	19,300	163,085
Alltel Corp	5,900	284,498
Ameren Corp	9,400	414,540
BellSouth Corp	267,900	7,134,177
Cablevision Systems Corp ‘A’*	15,900	330,084
Citizens Communications Co*	57,400	739,886
Comcast Corp ‘A’*	76,200	2,299,716
Consolidated Edison Inc	800	34,624
Constellation Energy Group Inc	67,300	2,308,390
DTE Energy Co	6,300	243,432
Entergy Corp	16,200	855,036
Exelon Corp	79,700	4,766,857
FirstEnergy Corp	74,700	2,872,215
FPL Group Inc	9,200	615,020
Kinder Morgan Management LLC*	13,522	506,534
Nextel Communications Inc ‘A’*	128,900	2,330,512
ONEOK Inc	27,300	535,899
Progress Energy Inc	10,500	460,950
Puget Energy Inc	1,600	38,192
Questar Corp	1,600	53,552
SBC Communications Inc	470,500	12,021,275
The Southern Co	26,000	810,160
Verizon Communications Inc	324,500	12,801,525
Western Gas Resources Inc	3,700	146,520
Wisconsin Energy Corp	28,100	814,900

		53,581,579

Total U.S. Common Stocks (Cost $916,640,561)		922,532,502

FOREIGN COMMON STOCKS - 2.00%

Bahamas - 0.01%

Teekay Shipping Corp	2,800	120,120

Bermuda - 0.32%

ACE Ltd	14,400	493,776
Ingersoll-Rand Co Ltd ‘A’	21,000	993,720
RenaissanceRe Holdings Ltd	35,700	1,625,064

		3,112,560

Canada - 1.21%

Alcan Inc	25,400	794,766
Barrick Gold Corp	48,900	875,310
Baytex Energy Ltd*	92,200	775,220
Canadian Natural Resources Ltd	98,500	3,922,050
Esprit Exploration Ltd*	454,600	808,238
Paramount Energy Trust	86,564	551,486
Paramount Resources Ltd*	160,800	1,101,859
Talisman Energy Inc	62,300	2,838,321

		11,667,250

Cayman Islands - 0.06%

Fresh Del Monte Produce Inc	20,800	534,352

Hong Kong - 0.01%

Tommy Hilfiger Corp*	7,700	71,148

Israel - 0.09%

Taro Pharmaceuticals Industries Ltd*	15,200	834,176

United Kingdom - 0.30%

Amdocs Ltd*	104,700	2,512,800
Willis Group Holdings Ltd	14,000	430,500

		2,943,300

Total Foreign Common Stocks (Cost $15,800,998)		19,282,906

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
U.S. CONVERTIBLE CORPORATE BOND - 0.00%

Technology - 0.00%

MicroStrategy Inc 7.500% due 06/24/07	$7,470	$8,703

Total U.S. Convertible Corporate Bond (Cost $0)		8,703

SHORT-TERM INVESTMENT - 2.35%

Repurchase Agreement - 2.35%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $22,649,377; collateralized by U.S. Treasury Notes—market value $23,106,902 due 02/28/05)	22,649,000	22,649,000

Total Short-Term Investment (Cost $22,649,000)		22,649,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.12% (Cost $955,090,559)		964,476,637

	Shares
SECURITIES LENDING COLLATERAL - 5.33%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	51,318,330	51,318,330

Total Securities Lending Collateral (Cost $51,318,330)		51,318,330

TOTAL INVESTMENTS - 105.45% (Cost $1,006,408,889)		1,015,794,967

OTHER ASSETS & LIABILITIES, NET - (5.45%)		(52,528,756)

NET ASSETS - 100.00%		$963,266,211

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 9.39%

Brazil - 9.39%

Brazil Realty SA	9,000	$12,615
Cia Energetica de Minas Gerais	170,000,000	1,580,560
Empresa Brasileira de Aeronautica SA	1,872,000	8,979,271
Lojas Americanas SA	640,000,000	2,995,457
Sadia SA	4,025,000	2,097,904
Telemar Norte Leste SA ‘A’	60,832,000	842,800

		16,508,607

Total Preferred Stocks (Cost $11,944,020)		16,508,607

COMMON STOCKS - 89.08%

Brazil - 3.41%

Cia de Bebidas das Americas ADR	132,700	2,700,445
Cia Paranaense de Energia ‘P’ ADR*	199,300	597,900
Tele Norte Leste Participacoes SA	175,299,863	1,494,015
Uniao de Bancos Brasileiros SA ADR	70,000	1,201,200

		5,993,560

China - 0.59%

Sinotrans Ltd ‘H’*	3,650,000	1,029,705

Croatia - 2.41%

Pliva DD GDR	305,300	4,228,405

Egypt - 2.73%

Commercial International Bank GDR	363,800	2,237,370
Eastern Tobacco Co	152,900	1,641,181
Medinet Nasr for Housing & Development	204,600	924,732

		4,803,283

Greece - 2.24%

Folli-Follie SA	49,400	755,277
Greek Organization of Football Prognostics SA	101,500	1,036,111
Intralot SA	143,000	2,140,299

		3,931,687

Hong Kong - 4.68%

Dairy Farm International Holdings Ltd	2,141,300	2,676,625
Hong Kong Exchanges & Clearing Ltd	826,000	1,186,302
Shaw Brothers Ltd	1,098,000	1,084,152
Television Broadcasts Ltd	734,900	2,633,949
The Hong Kong & Shanghai Hotels	1,429,500	646,161

		8,227,189

Hungary - 0.50%

Danubius Hotel & Spa RT*	65,500	880,969

India - 22.82%

Asian Paints Ltd	372,700	3,037,172
Bajaj Auto Ltd	64,000	791,416
Bharat Petroleum Corp Ltd	960,000	5,872,527
Dr. Reddy’s Laboratories Ltd	139,500	3,290,469
Dr. Reddy’s Laboratories Ltd ADR	70,700	1,648,017
Housing Development Finance Corp	680,500	5,999,280
ICICI Bank Ltd ADR*	665,000	4,834,550
ITC Ltd	256,800	4,240,437
Kotak Mahindra Bank Ltd	408,000	1,404,396
Larsen & Toubro Ltd	127,500	673,077
NIIT Ltd	506,000	1,554,197
Sun Pharmaceuticals Industries Ltd	334,600	2,511,122
United Breweries Holdings Ltd*	577,000	263,573
United Breweries Ltd*	405,000	819,425
Videsh Sanchar Nigam Ltd ADR	109,000	577,700
ZEE Telefilms Ltd	1,372,100	2,606,133

		40,123,491

Indonesia - 1.70%

P.T. Aneka Tambang Tbk	29,703,400	2,970,340
P.T. Hero Supermarket Tbk*	207,500	25,466

		2,995,806

Israel - 0.00%

Koor Industries Ltd*	1	13

Lebanon - 2.08%

Solidere GDR*	696,692	3,657,636

Mexico - 12.45%

Coca-Cola Femsa SA ADR*	65,350	1,405,025
Corporacion GEO SA de CV ‘B’*	1,742,500	5,102,196
G. Accion SA de CV ‘B’*	1,657,000	792,785
Grupo Casa Saba SA de CV ADR*	120,100	1,399,165
Grupo Financiero Banorte SA de CV ‘O’	1,431,000	4,039,472
Grupo Financiero Inbursa SA ‘O’	3,679,900	3,577,607
Grupo Televisa SA ADR	161,500	5,571,750

		21,888,000

Philippines - 1.05%

Jollibee Foods Corp	5,808,014	1,846,745

Portugal - 2.27%

Jeronimo Martins SGPS SA*	190,500	1,508,835
Portugal Telecom SGPS SA	160,000	1,147,710
Portugal Telecom SGPS SA ADR	187,500	1,338,750

		3,995,295

Singapore - 1.58%

Courts Singapore Ltd	825,000	234,308
Singapore Press Holdings Ltd	244,300	2,539,443

		2,773,751

South Africa - 2.47%

Anglo American Platinum Corp Ltd	65,000	2,056,522
Sanlam Ltd	2,433,700	2,279,050

		4,335,572

South Korea - 14.00%

AmorePacific Corp	33,000	3,536,208
Hyundai Heavy Industries Co Ltd*	291,966	6,012,862
LG Home Shopping Inc	93,000	6,189,619
PKL Corp*	500,928	2,096,810
SK Corp	295,500	2,807,807
SK Telecom Co Ltd	13,700	2,339,724
SK Telecom Co Ltd ADR	85,900	1,620,074

		24,603,104

Taiwan - 5.50%

Fubon Financial Holdings Co Ltd GDR	327,000	2,795,850
Lite-On Technology Corp*	1,375,000	1,473,924
President Chain Store Corp	1,750,221	2,351,496
Synnex Technology International Corp	2,182,000	3,057,700
Taiwan Semiconductor Manufacturing Co*	620	1,021

		9,679,991

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Thailand - 1.06%

Kiatnakin Finance PCL+	920,000	$726,776
Tisco Finance PCL+*	2,006,000	1,139,069

		1,865,845

Turkey - 2.83%

Aksigorta AS	680,000,000	2,193,162
Haci Omer Sabanci Holding AS	76,810,000	184,106
Haci Omer Sabanci Holding AS ADR	3,062,500	1,875,934
Hurriyet Gazetecilik ve Matbaacilik AS*	421,964,176	728,807

		4,982,009

United Kingdom - 2.71%

Amdocs Ltd*	120,000	2,880,000
Antofagasta PLC	184,660	1,879,060

		4,759,060

Total Common Stocks (Cost $143,392,788)		156,601,116

	Principal Amount
SHORT-TERM INVESTMENT - 1.44%

Repurchase Agreement - 1.44%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $2,523,042; collateralized by U.S. Treasury Notes—market value $2,575,358 due 12/31/04)	$2,523,000	2,523,000

Total Short-Term Investment (Cost $2,523,000)		2,523,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.91% (Cost $157,859,808)		175,632,723

	Shares
SECURITIES LENDING COLLATERAL - 4.29%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	7,534,403	7,534,403

Total Securities Lending Collateral (Cost $7,534,403)		7,534,403

TOTAL INVESTMENTS - 104.20% (Cost $165,394,211)		183,167,126

OTHER ASSETS & LIABILITIES, NET - (4.20%)		(7,375,625)

NET ASSETS - 100.00%		$175,791,501

Note to Schedule of Investments

(a) At June 30, 2003, the portfolio’s equity securities were diversified as a percentage of net assets as follows:

Financial Services	22.19%
Consumer Discretionary	21.23%
Consumer Staples	8.53%
Health Care	6.64%
Utilities	6.56%
Producer Durables	6.32%
Technology	6.29%
Autos & Transportation	6.14%
Materials & Processing	5.66%
Integrated Oils	4.94%
Diversified	3.97%

Total Equity Securities	98.47%

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Principal Amount	Value
U.S. CORPORATE BONDS & NOTES - 6.87%

Autos & Transportation - 0.02%

DaimlerChrysler NA Holding Corp 7.750% due 06/15/05	$300,000	$327,204

Consumer Discretionary - 0.98%

The Walt Disney Co 4.500% due 09/15/04	15,000,000	15,540,000

Financial Services - 5.12%

CIT Group Inc
2.540% due 01/09/04++	24,400,000	24,529,613
Ford Motor Credit Co
1.740% due 01/26/04++	3,000,000	2,990,352
1.769% due 07/18/05++	9,000,000	8,703,927
3.195% due 10/25/04++	10,100,000	10,134,492
General Motors Acceptance Corp
1.679% due 07/21/04++	8,300,000	8,209,198
1.878% due 03/22/04++	1,900,000	1,895,926
2.100% due 05/04/04++	4,200,000	4,182,788
J.P. Morgan & Co Inc
5.750% due 02/25/04	4,000,000	4,114,736
Lehman Brothers Holdings Inc
1.600% due 08/04/03++	1,000,000	999,929
1.679% due 07/06/04++	1,100,000	1,104,389
Morgan Stanley
5.625% due 01/20/04	3,800,000	3,891,584
Pemex Project Funding Master Trust
7.375% due 12/15/14~	2,000,000	2,195,000
8.625% due 02/01/22~	1,300,000	1,488,500
Travelers Property Casualty Corp
3.750% due 03/15/08~	1,500,000	1,540,629
Washington Mutual Bank FA
1.610% due 05/14/04++	5,500,000	5,513,376

		81,494,439

Utilities - 0.75%

Entergy Gulf States Inc
1.960% due 06/18/07~++	12,000,000	11,999,280

Total U.S. Corporate Bonds & Notes (Cost $108,087,466)		109,360,923

MORTGAGE-BACKED SECURITIES - 1.01%

Collateralized Mortgage Obligations - 0.51%

Bear Stearns Mortgage Securities Inc
7.000% due 03/25/27”	324,038	323,981
First Nationwide Trust
6.750% due 07/25/29”	2,945,691	2,994,987
Home Savings of America
4.015% due 05/25/27”++	93,484	94,119
Imperial Savings Association
8.415% due 02/25/18”++	16,474	16,502
8.848% due 07/25/17”++	2,663	2,658
NationsLink Funding Corp
1.624% due 04/10/07”++	1,849,731	1,855,035
Residential Accredit Loans Inc
7.500% due 03/25/27”	1,874,305	2,022,013
Residential Funding Mortgage Securities Inc
6.500% due 04/25/29”	500,000	508,938
Ryland Mortgage Securities Corp
3.973% due 10/01/27+”++	296,635	296,369

		8,114,602

Fannie Mae - 0.26%

3.491% due 08/01/17”++	1,190,116	1,216,435
3.507% due 06/01/18”++	40,639	41,464
3.580% due 07/01/26”++	56,526	57,772
4.176% due 01/01/25”++	172,296	177,106
4.195% due 03/01/18”++	977,226	999,728
4.239% due 12/01/22”++	125,601	129,236
4.965% due 08/01/24”++	172,294	175,852
5.000% due 03/01/24”++	103,861	106,009
6.900% due 09/01/09”	1,057,499	1,247,680

		4,151,282

Federal Housing Authority - 0.01%

7.400% due 07/25/19+”	108,362	112,851

Government National Mortgage Association - 0.23%

4.375% due 02/20/25”++	220,838	227,500
4.375% due 01/20/27”++	292,079	301,556
5.375% due 05/20/23”++	44,576	46,200
5.375% due 05/20/26”++	257,890	267,595
5.625% due 10/20/24”++	173,364	178,579
5.625% due 11/20/26”++	177,502	182,799
5.625% due 12/20/26”++	128,972	132,816
5.750% due 09/20/22”++	543,868	555,675
5.750% due 09/20/23”++	20,387	20,827
5.750% due 07/20/25”++	293,514	299,755
6.000% due 06/15/29”	1,447,384	1,519,732
9.000% due 01/15/17”	5,104	5,698

		3,738,732

Total Mortgage-Backed Securities (Cost $15,443,534)		16,117,467

ASSET-BACKED SECURITIES - 0.05%

ContiMortgage Home Equity Loan Trust
1.390% due 08/15/28”++	19,326	19,340
Countrywide Home Equity Loan Trust
1.420% due 08/15/25”++	399,531	398,526
Option One Mortgage Loan Trust
1.535% due 02/25/29”++	453,356	454,146

Total Asset-Backed Securities (Cost $873,832)		872,012

U.S. TREASURY INFLATION INDEX BONDS - 104.82%

3.000% due 07/15/12#^	190,520,466	210,019,093
3.375% due 01/15/07#^	147,146,010	161,630,769
3.375% due 04/15/32#^	16,448,883	19,918,577
3.500% due 01/15/11#^	80,265,828	91,189,526
3.625% due 01/15/08#^	193,284,666	216,901,733
3.625% due 04/15/28#^	132,627,087	161,701,464
3.875% due 01/15/09#^	310,611,300	355,844,381
3.875% due 04/15/29#^	237,019,575	302,459,258
4.250% due 01/15/10#^	127,020,626	149,527,156

Total U.S. Treasury Inflation Index Bonds (Cost $1,683,670,037)		1,669,191,957

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
FOREIGN CORPORATE BONDS - 2.16%

Australia - 0.15%

Asian Development Bank
5.820% due 06/16/28	$2,050,000	$2,334,936

Cayman Islands - 1.77%

Phoenix Quake Wind Ltd
3.466% due 07/03/08~+ ++	17,000,000	16,986,726
Redwood Capital II Ltd
4.290% due 01/01/04~++	4,000,000	3,996,920
Residential Reinsurance Ltd
6.180% due 06/01/05~++	3,200,000	3,240,000
6.230% due 06/08/06~++	4,000,000	4,005,000

		28,228,646

Ireland - 0.16%

Atlas Reinsurance PLC
3.654% due 01/07/05~++	1,000,000	1,008,890
8.029% due 01/07/05~++	1,500,000	1,500,000

		2,508,890

Mexico - 0.08%

Petroleos Mexicanos
9.500% due 09/15/27	1,000,000	1,247,500

Total Foreign Corporate Bonds (Cost $33,802,223)		34,319,972

FOREIGN GOVERNMENT BONDS - 2.37%

Austria - 0.08%

Republic of Austria
5.500% due 01/15/10	EUR 1,000,000	1,291,986

Brazil - 0.48%

Republic of Brazil
2.125% due 04/15/06++	$1,440,000	1,364,429
2.188% due 04/15/09++	917,647	774,907
8.000% due 04/15/14	4,679,358	4,110,722
11.000% due 01/11/12	400,000	399,000
11.000% due 08/17/40	1,000,000	915,000

		7,564,058

France - 1.01%

France Government Bond OAT
3.000% due 07/25/12^	EUR 12,925,125	16,053,069

Mexico - 0.80%

United Mexican States
6.375% due 01/16/13	$12,050,000	12,803,125

Total Foreign Government Bonds (Cost $32,265,877)		37,712,238

PURCHASED PUT OPTION - 0.00%

10-Year U.S. Treasury Note September Futures (CME) Strike @ 95.00 Exp. 08/23/03 500 Contracts	500,000	7,812

Total Purchased Put Option (Cost $48,750)		7,812

SHORT-TERM INVESTMENTS - 88.20%

Commercial Paper - 4.42%

Danske Corp
1.240% due 07/28/03	3,500,000	3,496,745
General Electric Capital Corp
1.200% due 08/21/03	1,200,000	1,197,960
HBOS Treasury Services PLC
1.210% due 08/28/03	20,000,000	19,961,011
Republic of Italy
1.175% due 10/22/03	15,700,000	15,648,504
Royal Bank of Scotland
1.255% due 07/02/03	30,000,000	29,998,954

		70,303,174

U.S. Government Agency Issues - 69.66%

Fannie Mae
0.975% due 11/14/03	144,000,000	143,432,640
0.980% due 09/10/03	90,000,000	89,812,800
0.980% due 09/17/03	105,000,000	104,760,600
0.980% due 09/24/03	128,579,000	128,275,074
0.990% due 10/22/03	105,400,000	105,054,288
1.110% due 12/11/03	50,000,000	49,765,000
1.175% due 08/27/03	50,000,000	49,906,979
Federal Home Loan Bank
0.970% due 07/25/03	124,337,000	124,256,595
0.970% due 08/29/03	142,000,000	141,754,340
1.170% due 08/22/03	50,000,000	49,915,500
1.205% due 07/16/03	33,000,000	32,983,431
Freddie Mac
1.150% due 07/15/03	89,500,000	89,459,974

		1,109,377,221

U.S. Treasury Bills - 1.56%

1.015% due 08/14/03**	23,045,000	23,020,643
1.078% due 08/07/03**	1,885,000	1,882,883

		24,903,526

Repurchase Agreement - 12.56%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $200,087,335; collateralized by U.S. Treasury Notes—market value $57,212,264 due 12/31/04; and market value $146,890,270 due 2/28/05)	200,084,000	200,084,000

Total Short-Term Investments (Cost $1,404,755,889)		1,404,667,921

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 205.48% (Cost $3,278,947,608)		3,272,250,302

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.96%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	15,228,300	$15,228,300

Total Securities Lending Collateral (Cost $15,228,300)		15,228,300

TOTAL INVESTMENTS - 206.44% (Cost $3,294,175,908)		3,287,478,602

	Principal Amount
INVESTMENTS SOLD SHORT - (2.60%)

U.S. Treasury Note
3.000% due 11/15/07#	$30,000,000	(30,953,910)
4.000% due 11/15/12#	10,000,000	(10,408,990)

Total Investments Sold Short (Proceeds $41,603,886)		(41,362,900)

OTHER ASSETS & LIABILITIES, NET - (103.84%)		(1,653,620,777)

NET ASSETS - 100.00%		$1,592,494,925

Notes to Schedule of Investments

(a) Securities with an approximate aggregate market value of $8,173,032 were segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	Number of Contracts	Unrealized Depreciation

U.S. Treasury 10-Year Notes (09/03)	250	($231,707)

(b) Forward foreign currency contracts outstanding at June 30, 2003, were as follows:

Contract to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation

Sell	EUR	14,901,000	07/03	$45,612

(c) Transactions in options for the period ended June 30, 2003, were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2002	500	$598,750
Options Written	5,715	1,718,751
Options Expired	(250)	(306,250)
Options Repurchased	(250)	(292,500)

Outstanding, June 30, 2003	5,715	$1,718,751

(d) Premiums received and value of written options outstanding at June 30, 2003:

Type	Notional Amount	Premium	Value

Call - CBOT U.S. Treasury Note September Futures
Strike @ 116.00 Exp 08/23/03	$505,000	$439,981	$1,073,125
Put - CBOT U.S. Treasury Note September Futures
Strike @ 110.00 Exp 08/23/03	$532,000	446,880	16,625
Call - OTC Swaption (3 month LIBOR vs 4.000%)
Strike @ 4.00 Exp 03/03/04	$25,000,000	548,750	613,850
Call - OTC Swaption (3 month LIBOR vs 3.500%)
Strike @ 3.50 Exp 03/05/04	$19,800,000	132,660	190,417
Put - OTC Swaption (3 month LIBOR vs 6.000%)
Strike @ 6.00 Exp 03/05/04	$19,800,000	150,480	60,449

		$1,718,751	$1,954,466

(e) Interest rate swap agreements outstanding at June 30, 2003:

Type	Notional Amount	Unrealized Appreciation (Depreciation)

Receive fixed rate equal to 0.200% and pay to the counter party at par in the event of default of the Fannie Mae 7.000% due 05/03/05.

Broker: Morgan Stanley
Exp. 05/03/05	$20,000,000	$17,266

Receive fixed rate equal to 5.250% and pay floating rate based on 6-month GBP-LIBOR.

Broker: The Goldman Sachs Group Inc
Exp. 03/19/06	GBP 22,000,000	1,490,822

Receive floating rate based on 6-month JPY-LIBOR and pay fixed rate equal to 1.669%.

Broker: The Goldman Sachs Group Inc
Exp. 05/18/07	JPY 875,000,000	(384,446)

Receive floating rate based on 3-month USD-LIBOR and pay fixed rate equal to 4.000%.

Broker: Lehman Brothers Holdings Inc
Exp. 12/17/08	$61,500,000	1,197,835

Receive floating rate based on 6-month EUR-LIBOR and pay fixed rate equal to 6.175%.

Broker: The Goldman Sachs Group Inc
Exp. 05/22/30	EUR 1,270,000	(324,118)

		$1,997,359

(f) Notional and principal amount denoted in the indicated currency:

EUR - Eurodollar

GBP - British Pound

JPY - Japanese Yen

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. CONVERTIBLE PREFERRED STOCK - 0.29%

Autos & Transportation - 0.29%

General Motors Corp 6.250%	292,000	$7,270,800

Total U.S. Convertible Preferred Stock (Cost $7,300,000)		7,270,800

U.S. PREFERRED STOCK - 0.03%

Financial Services - 0.03%

DG Funding Trust ~+	60	618,000

Total U.S. Preferred Stock (Cost $643,180)		618,000

	Principal Amount
U.S. CORPORATE BONDS & NOTES - 15.91%

Autos & Transportation - 1.74%

Continental Airlines Inc
7.256% due 03/15/20	$207,250	205,185
DaimlerChrysler NA Holding Corp
1.810% due 08/01/03++	15,900,000	15,903,991
8.500% due 01/18/31	3,575,000	4,223,230
Delta Air Lines Inc
10.430% due 01/02/11~	1,478,000	1,189,790
Ford Motor Co
6.500% due 08/01/18	3,780,000	3,481,131
6.625% due 02/15/28	9,000,000	7,521,678
7.700% due 05/15/97	2,000,000	1,801,986
General Motors Corp
7.400% due 09/01/25	1,000,000	914,452
8.250% due 07/15/23	6,200,000	6,215,500
Northwest Airlines Inc
10.530% due 01/15/09~+	3,246,525	1,444,472
United Air Lines Inc
9.210% due 01/21/17	800,000	224,044
9.350% due 04/07/16##	150,000	38,695
9.560% due 10/19/18	1,650,000	592,061
10.850% due 02/19/15##	1,000,000	255,000

		44,011,215

Consumer Discretionary - 0.57%

Allied Waste North America Inc
7.625% due 01/01/06	500,000	520,625
AOL Time Warner Inc
7.625% due 04/15/31	2,100,000	2,432,726
7.700% due 05/01/32	60,000	70,313
Chancellor Media Corp
8.000% due 11/01/08	250,000	291,875
Charter Communications Holdings LLC
8.250% due 04/01/07	500,000	387,500
Park Place Entertainment Corp
7.000% due 04/15/13~	5,000,000	5,375,000
Turner Broadcasting System Inc
7.400% due 02/01/04	2,400,000	2,455,471
USA Waste Services Inc
7.000% due 10/01/04	300,000	318,253
Viacom Inc
7.750% due 06/01/05	2,260,000	2,518,196

		14,369,959

Consumer Staples - 0.13%

Procter & Gamble Co
6.875% due 09/15/09	175,000	212,498
The Kroger Co
5.500% due 02/01/13	2,900,000	3,066,834

		3,279,332

Diversified - 0.33%

General Electric Co
5.000% due 02/01/13	7,840,000	8,296,860

Energy - 0.99%

CMS Panhandle Holding Co
6.125% due 03/15/04	650,000	667,063
7.000% due 07/15/29	290,000	306,675
El Paso Corp
5.750% due 03/14/06	3,700,000	3,870,531
7.125% due 05/06/09	9,600,000	9,821,747
Kerr-McGee Corp
1.850% due 06/28/04~ ++	5,500,000	5,474,007
NRG Energy Inc
8.000% due 11/01/03##	5,600,000	2,436,000
Williams Holdings of Delaware
6.250% due 02/01/06	2,600,000	2,561,000

		25,137,023

Financial Services - 6.25%

Associates Corp of North America
6.250% due 11/01/08	150,000	172,871
AT&T Capital Corp
6.600% due 05/15/05	2,200,000	2,368,659
Bank of America Corp
4.875% due 01/15/13	5,700,000	6,024,438
BVPS II Funding Corp
8.330% due 12/01/07	2,077,000	2,308,845
CIT Group Inc
7.750% due 04/02/12	7,800,000	9,315,626
Citigroup Inc
5.625% due 08/27/12	6,300,000	6,953,512
Countrywide Home Loans Inc
6.250% due 04/15/09	40,000	45,927
Credit Asset Receivable LLC
6.274% due 10/31/03~	487,259	494,625
Ford Motor Credit Co
6.700% due 07/16/04	200,000	207,728
7.875% due 06/15/10	400,000	429,218
General Electric Capital Corp
5.450% due 01/15/13	14,800,000	16,060,531
General Motors Acceptance Corp
1.390% due 08/18/03++	4,387,000	4,385,065
6.850% due 06/17/04	1,200,000	1,248,523
6.875% due 08/28/12	5,100,000	5,096,583
8.000% due 11/01/31	14,175,000	13,946,400
Household Finance Corp
7.000% due 05/15/12	10,700,000	12,686,605
Morgan Stanley
5.300% due 03/01/13	7,100,000	7,560,506
NationsBank Corp
7.250% due 10/15/25	840,000	1,033,876
Popular North America Inc
6.625% due 01/15/04	7,200,000	7,396,726
Postal Square LP
6.500% due 06/15/22	2,215,475	2,579,085
Premium Asset Trust
1.605% due 11/27/04~ ++	31,000,000	31,107,105

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
Qwest Capital Funding Inc
7.000% due 08/03/09	$880,000	$728,200
7.750% due 08/15/06	7,300,000	6,825,500
Salomon Smith Barney Holdings Inc
1.630% due 05/04/04++	1,000,000	1,003,054
Sprint Capital Corp
6.000% due 01/15/07	8,350,000	8,981,936
6.900% due 05/01/19	3,090,000	3,246,060
8.375% due 03/15/12	750,000	899,714
8.750% due 03/15/32	3,250,000	3,904,092
The FINOVA Group Inc
7.500% due 11/15/09	2,700,000	1,188,000

		158,199,010

Health Care - 0.24%

Columbia/HCA Healthcare Corp
6.730% due 07/15/45	500,000	500,429
6.870% due 09/15/03	1,700,000	1,713,750
8.130% due 08/04/03	4,000,000	4,018,812

		6,232,991

Integrated Oils - 0.20%

Amerada Hess Corp
5.300% due 08/15/04	1,200,000	1,245,754
Noble Affiliates Inc
8.950% due 12/15/04~	2,000,000	2,126,806
Occidental Petroleum Corp
7.200% due 04/01/28	745,000	912,134
8.450% due 02/15/29	595,000	835,103

		5,119,797

Materials & Processing - 0.31%

Weyerhaeuser Co
6.750% due 03/15/12	2,700,000	3,070,184
6.875% due 12/15/33	4,400,000	4,820,297

		7,890,481

Technology - 0.02%

PanAmSat Corp
6.125% due 01/15/05	385,000	392,700

Utilities - 5.13%

AT&T Broadband Corp
8.375% due 03/15/13	14,150,000	17,758,774
AT&T Corp
8.500% due 11/15/31	13,100,000	14,905,612
Calenergy Co Inc
7.230% due 09/15/05	600,000	663,839
CenterPoint Energy Resources Corp
8.125% due 07/15/05	2,000,000	2,167,368
Citizens Communications Co
8.500% due 05/15/06	420,000	487,500
Cleveland Electric-Toledo Edison Co
7.670% due 07/01/04	4,000,000	4,222,584
Comcast Corp
7.050% due 03/15/33	3,000,000	3,345,147
Cox Communications Inc
6.400% due 08/01/08	125,000	141,793
6.800% due 08/01/28	110,000	123,571
Entergy Gulf States Inc
2.580% due 09/01/04~++	1,000,000	999,487
3.600% due 06/01/08~	6,100,000	6,070,055
GTE California Inc
6.700% due 09/01/09	5,000,000	5,861,735
GTE Hawaiian Telephone Co
6.750% due 02/15/05	750,000	806,343
Lenfest Communications Inc
8.375% due 11/01/05	800,000	903,381
Niagara Mohawk Power Corp
7.750% due 05/15/06	2,400,000	2,749,601
8.000% due 06/01/04	500,000	528,592
Oncor Electric Delivery Co
7.250% due 01/15/33~	4,050,000	4,794,062
Pacific Gas & Electric Co
7.958% due 10/31/49~++	19,000,000	19,285,000
Progress Energy Inc
6.850% due 04/15/12	13,300,000	15,337,148
PSEG Power LLC
6.875% due 04/15/06	350,000	390,706
Qwest Corp
6.875% due 09/15/33	3,750,000	3,468,750
7.200% due 11/01/04	350,000	360,500
7.250% due 09/15/25	1,500,000	1,417,500
8.875% due 03/15/12~	1,500,000	1,683,750
Southern California Edison Co
8.000% due 02/15/07~	4,000,000	4,405,000
TXU Energy Co
7.000% due 03/15/13~	12,500,000	13,863,838
Verizon Inc PA
5.650% due 11/15/11	2,899,000	3,205,737

		129,947,373

Total U.S. Corporate Bonds & Notes (Cost $381,946,089)		402,876,741

U.S. CONVERTIBLE CORPORATE BONDS & NOTES - 0.46%

Consumer Discretionary - 0.24%

America Online Inc
0.000% due 12/06/19	10,000,000	6,125,000

Health Care - 0.22%

Roche Holdings Inc
0.000% due 01/19/15~	7,000,000	5,433,750

Total U.S. Convertible Corporate Bonds & Notes (Cost $10,858,184)		11,558,750

MORTGAGE-BACKED SECURITIES - 67.77%

Collateralized Mortgage Obligations - 22.03%

Bank of America Mortgage Securities
6.184% due 07/25/31”++	651,189	661,712
6.500% due 05/25/29”	7,207,635	7,274,280
Bear Stearns Adjustable Rate Mortgage Trust
6.158% due 01/25/32”++	5,409,006	5,449,877
6.461% due 09/25/31”++	505,958	507,585
6.589% due 09/25/31” ++	738,111	740,614
Cendant Mortgage Corp
6.887% due 11/18/28~+”++	11,079,447	12,062,748
7.469% due 04/25/31”++	84,651	84,948
Chase Mortgage Finance Corp
6.500% due 05/25/29”	16,700,000	17,044,270
CitiCorp Mortgage Securities Inc
6.750% due 04/25/28”	1,802,736	1,833,410
Commercial Mortgage Acceptance Corp
6.490% due 07/15/31”	2,500,000	2,876,563
Countrywide Funding Corp
6.500% due 06/25/09”	959,478	962,188
Countrywide Home Loans Inc
6.050% due 04/25/29”	5,086,242	5,140,810
6.500% due 09/25/13”	1,749,054	1,770,331

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
CS First Boston Mortgage Securities Corp
1.435% due 02/25/32”++	$1,199,511	$1,204,374
1.957% due 03/25/32~+”++	18,055,194	17,721,533
DLJ Commercial Mortgage Corp
7.300% due 06/10/32”	1,200,000	1,441,760
Fannie Mae
1.385% due 02/25/25”++	1,000,000	1,001,180
1.508% due 04/18/28”++	2,210,855	2,218,259
1.535% due 03/25/17”++	1,094,255	1,099,189
1.558% due 10/18/30”++	21,493	21,615
4.500% due 02/25/32”	1,115,941	1,132,401
5.000% due 03/25/21”	1,321,845	1,357,729
5.250% due 03/25/06”	2,519,572	2,519,944
5.500% due 03/25/09”	4,120,508	4,141,312
6.250% due 03/25/13”	9,137,977	9,513,083
6.250% due 03/25/22”	4,945,383	4,991,345
6.250% due 10/25/22”	9,855,811	10,046,581
6.250% due 11/25/22”	459,171	467,516
6.500% due 11/25/07”	1,218,766	1,247,950
6.500% due 12/25/07”	1,026,523	1,047,272
6.500% due 02/25/09”	101,769	103,537
6.500% due 12/25/22”	1,620,154	1,643,127
6.500% due 01/25/23”	47,523,988	48,237,665
6.500% due 10/25/42”	14,333,506	15,448,839
6.500% due 12/25/42”	1,574,900	1,697,448
7.000% due 04/25/24”	6,427,535	6,717,905
FFCA Secured Lending Corp
7.270% due 09/18/27~+”	3,128,593	3,240,844
First Nationwide Trust
8.500% due 09/25/31”	2,237,560	2,314,803
Freddie Mac
3.500% due 07/15/32”	3,107,667	3,143,655
5.000% due 09/15/16”	17,258,270	17,714,011
5.000% due 05/15/18”	12,117,998	12,156,864
5.000% due 02/15/29”	12,815,927	12,923,148
5.500% due 06/15/12”	7,698,965	7,747,130
5.500% due 10/15/13”	1,457,478	1,457,600
5.500% due 11/15/13”	1,897,552	1,898,183
5.750% due 12/15/16”	366,217	366,249
6.000% due 01/15/28”	29,382,000	29,761,939
6.250% due 02/15/22”	8,792,278	8,874,794
6.250% due 04/15/22”	5,852,684	6,040,144
6.250% due 01/15/27”	17,137,814	17,238,315
6.250% due 02/15/27”	3,428,792	3,445,572
6.300% due 05/15/26”	706,262	708,031
6.375% due 11/15/08”	945,275	946,806
6.500% due 03/15/08”	2,087,629	2,144,674
6.500% due 02/15/25”	1,710,894	1,714,964
6.500% due 06/15/30”	18,000,000	18,315,806
6.650% due 06/15/23”	935,992	962,469
7.000% due 09/15/21”	497,235	499,159
7.500% due 01/15/23”	15,585,043	16,366,999
16.080% due 07/15/29”++	3,260,345	3,275,285
GE Capital Mortgage Services Inc
6.250% due 07/25/29”	1,126,861	1,131,926
6.500% due 04/25/24”	304,471	305,416
6.500% due 05/25/29”	24,107,750	24,391,202
Government National Mortgage Association
5.500% due 11/20/31”	37,218,037	38,042,762
7.500% due 09/20/26”	3,312,893	3,546,453
GSR Mortgage Loan Trust
6.000% due 07/25/32”	3,937,724	3,991,036
Imperial Savings Association
8.415% due 02/25/18”++	16,474	16,502
IndyMac ARM Trust
6.527% due 01/25/32”++	2,575,149	2,656,162
Master Asset Securitization Trust
5.500% due 07/31/33~#+”	800,000	810,162
Mellon Residential Funding Corp
6.750% due 01/25/13”	84,022	85,484
MLCC Mortgage Investors Inc
1.560% due 03/15/25”++	15,078,613	15,109,601
NationsBanc Montgomery Funding Corp
6.750% due 06/25/28”	2,269,024	2,316,978
PNC Mortgage Securities Corp
7.376% due 05/25/40”++	214,254	214,148
Prudential Home Mortgage Securities
6.800% due 05/25/24”	929,696	967,158
Residential Accredit Loans Inc
5.500% due 06/25/17”	8,033,838	8,161,857
7.500% due 03/25/27”	624,768	674,004
Residential Funding Mortgage Securities Inc
6.500% due 04/25/29”	12,500,000	12,723,438
6.500% due 05/25/29”	4,849,136	4,911,757
7.000% due 10/25/23”	3,614,330	3,691,616
Security National Mortgage Loan Trust
5.790% due 02/25/17~+”	951,338	952,622
Sequoia Mortgage Trust
1.669% due 07/31/33~#+”++	8,000,000	7,985,316
Small Business Administration Inc
7.452% due 09/01/10”	432,292	486,433
7.640% due 03/10/10”	1,664,586	1,884,221
8.017% due 02/10/10”	1,328,733	1,522,697
Structured Asset Mortgage Investments Inc
6.503% due 06/25/29”++	501,100	510,610
7.101% due 02/25/30”++	804,260	828,547
Structured Asset Securities Corp
1.325% due 01/25/33”++	638,883	638,454
Summit Mortgage Trust
1.869% due 04/28/35~+”++	5,600,000	5,591,247
Union Planters Mortgage Finance Corp
6.800% due 01/25/28”	4,500,000	4,827,707
Washington Mutual Inc
5.207% due 10/25/32”++	5,755,689	5,849,472
Washington Mutual Mortgage Securities Corp
6.010% due 01/25/31”++	2,358,344	2,381,413
Washington Mutual MSC Mortgage Inc
5.141% due 02/25/33”++	13,586,672	13,969,453
5.750% due 12/25/32”	10,260,017	10,441,880
Wells Fargo Mortgage-Backed Securities Trust
4.882% due 09/25/32”++	4,236,492	4,269,056
5.108% due 09/25/32”++	2,256,325	2,289,822
6.431% due 10/25/31”++	856,650	859,215
6.562% due 10/25/31”++	3,927,247	3,939,236

		557,663,407

Fannie Mae - 23.53%

3.492% due 04/01/27”++	552,272	568,767
3.558% due 03/01/33”++	4,264,139	4,362,655
4.109% due 01/01/23”++	635,362	652,102
4.176% due 01/01/25”++	231,328	237,785
4.199% due 05/01/36”++	590,523	604,812
4.239% due 12/01/22”++	190,784	196,305
4.300% due 05/01/36”++	581,792	595,923
4.340% due 05/01/36”++	17,882,970	18,317,920
4.448% due 11/01/23”++	7,201	7,427
5.000% due 09/15/23#”	106,000,000	107,705,938
5.500% due 12/01/14”	200,000	208,826
5.500% due 11/01/17”	17,999,996	18,704,136
5.500% due 12/01/17”	13,528,623	14,057,848
5.500% due 03/01/18”	4,469,584	4,644,429
5.500% due 12/01/22#”	18,985,839	19,703,028
5.500% due 05/01/23#”	494,505	513,200
5.500% due 06/01/23#”	45,284,800	46,996,751
6.000% due 04/01/16#”	25,454	26,605
6.000% due 05/01/17”	10,367,447	10,813,077
6.000% due 01/01/19#”	133,278	139,171

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
6.000% due 02/01/19#”	$374,201	$390,631
6.000% due 03/01/19#”	376,976	393,529
6.000% due 04/01/21#”	612,428	638,771
6.000% due 05/01/21#”	315,004	328,553
6.000% due 07/01/21#”	608,977	635,171
6.000% due 09/01/21#”	228,539	238,369
6.000% due 10/01/21#”	50,711	52,892
6.000% due 12/01/21#”	209,371	218,377
6.000% due 01/01/23#”	21,300,151	22,215,708
6.000% due 05/01/23#”	3,405,918	3,552,345
6.000% due 08/13/33#”	210,500,000	218,656,875
6.500% due 09/01/05”	494,285	504,299
6.500% due 01/01/13”	270,563	286,509
6.500% due 12/01/14”	223,451	235,930
6.500% due 11/01/15”	52,372	55,279
6.500% due 01/01/16”	51,090	53,926
6.500% due 02/01/16”	142,284	150,265
6.500% due 03/01/16”	34,091	35,983
6.500% due 05/01/16”	704,063	742,964
6.500% due 06/01/16”	458,972	484,332
6.500% due 07/01/16”	1,997,749	2,108,128
6.500% due 08/01/16”	356,686	376,394
6.500% due 09/01/16”	480,442	506,988
6.500% due 10/01/16”	296,664	313,055
6.500% due 11/01/16”	5,552,196	5,858,963
6.500% due 12/01/16”	329,742	347,961
6.500% due 01/01/17”	856,239	903,547
6.500% due 02/01/17”	4,380,271	4,622,287
6.500% due 03/01/17”	11,306,300	11,930,993
6.500% due 04/01/17”	845,715	892,443
6.500% due 05/01/17”	6,180,167	6,521,633
6.500% due 06/01/17”	1,391,730	1,468,626
6.500% due 07/14/33#”	55,000,000	57,371,875
6.825% due 08/01/09”++	966,114	1,131,764
6.840% due 06/01/27”++	195,586	202,112
6.875% due 08/01/09”++	966,502	1,134,642
6.900% due 09/01/09”	576,817	680,553
8.000% due 04/01/30”	11,487	12,391
8.000% due 05/01/30”	143,130	154,388
8.000% due 08/01/30”	139,229	150,181
8.000% due 09/01/30”	57,904	62,459

		595,678,796

Federal Housing Authority - 0.65%

7.422% due 09/01/19+”	3,091,070	3,163,171
7.430% due 10/01/20+”	2,023,038	2,068,009
7.430% due 08/01/21+”	159,430	165,262
7.430% due 10/01/23+”	2,783,981	2,886,258
7.430% due 12/01/23+”	3,472,480	3,554,015
7.430% due 10/01/24+”	3,790,047	3,929,285
7.860% due 11/01/22+”	657,611	672,950

		16,438,950

Freddie Mac - 19.27%

3.630% due 05/01/23”++	52,697	54,653
3.846% due 01/01/28”++	277,891	285,040
5.000% due 09/15/33#”	87,500,000	88,238,325
5.500% due 07/17/18#”	17,500,000	18,150,790
5.500% due 03/01/23 #”	9,414,845	9,753,111
5.500% due 04/01/23#”	1,818,357	1,883,688
5.500% due 06/01/23#”	28,825,824	29,861,504
5.500% due 01/01/30”	30,889,806	31,992,127
5.890% due 03/01/32”++	8,513,388	8,841,005
5.890% due 07/01/32”++	1,845,790	1,917,154
5.952% due 03/01/32”++	2,855,982	2,970,909
6.000% due 07/01/06”	329,431	340,122
6.000% due 03/03/18”	21,026	21,852
6.000% due 05/01/22#”	593,365	615,997
6.000% due 10/01/22”	16,451,002	17,078,457
6.000% due 07/14/33#”	44,000,000	45,622,500
6.000% due 08/13/33#”	118,000,000	122,314,316
6.087% due 05/01/32”++	1,587,084	1,625,946
6.500% due 01/01/15”	12,998	13,664
6.500% due 04/01/15”	224,377	235,801
6.500% due 07/01/15”	148,310	155,861
6.500% due 08/01/15”	49,396	51,911
6.500% due 12/01/15”	72,246	75,924
6.500% due 03/01/16”	20,549	21,596
6.500% due 05/01/16”	13,975,412	14,686,956
6.500% due 06/01/16”	387,426	407,051
6.500% due 07/01/16”	915,944	962,340
6.500% due 08/01/16”	318,518	334,652
6.500% due 09/01/16”	426,125	447,710
6.500% due 11/01/16”	380,436	399,707
6.500% due 01/01/17”	145,562	152,935
6.500% due 02/01/17”	938,490	986,008
6.500% due 03/01/17”	2,480,132	2,605,656
6.500% due 04/01/17”	601,229	631,684
6.500% due 05/01/17”	3,260,212	3,425,333
6.500% due 01/01/31”	263,303	274,079
6.500% due 05/01/31”	43,906	45,703
6.500% due 10/01/31”	959,965	999,255
6.500% due 01/01/32”	28,671	29,844
6.500% due 03/01/32”	350,263	364,599
6.500% due 04/01/32”	306,629	319,189
6.500% due 05/01/32”	9,633,148	10,027,726
6.500% due 06/01/32”	40,035	41,673
6.500% due 07/01/32”	39,302,586	40,912,426
6.500% due 08/01/32”	23,825,214	24,801,104
6.500% due 09/01/32”	2,000,199	2,082,128
6.500% due 10/01/32”	545,028	567,352
7.500% due 09/01/03”	42,992	43,614
9.000% due 12/01/04”	2,628	2,740

		487,673,717

Government National Mortgage Association - 2.20%

4.000% due 09/20/31”++	6,547,802	6,755,539
4.000% due 01/20/33”++	4,730,017	4,894,142
4.375% due 03/20/24”++	402,169	414,886
4.375% due 02/20/27”++	232,488	240,016
4.500% due 06/20/30”++	3,217,668	3,279,055
5.000% due 06/20/31”++	3,115,791	3,214,412
5.625% due 11/20/23”++	1,133,869	1,168,032
5.625% due 10/20/24”++	260,046	267,869
5.625% due 11/20/26”++	1,042,233	1,073,334
5.625% due 12/20/26”++	128,972	132,816
5.750% due 07/20/25”++	230,618	235,522
5.750% due 07/20/26”++	817,895	835,507
6.000% due 08/15/31”	183,968	192,994
7.500% due 04/15/30”	37,518	39,889
7.500% due 01/15/31”	53,635	57,003
7.500% due 02/15/31”	157,668	167,569
7.500% due 07/15/31”	28,977	30,797
7.500% due 12/15/31”	2,165,845	2,302,708
8.000% due 11/15/29”	511	552
8.000% due 12/15/29”	77,985	84,217
8.000% due 02/15/30”	83,821	90,492
8.000% due 02/20/30”	110,261	117,841
8.000% due 03/15/30”	170,962	184,569
8.000% due 04/15/30”	178,138	192,320
8.000% due 05/15/30”	64,070	69,169
8.000% due 06/15/30”	1,753,461	1,893,025
8.000% due 07/15/30”	43,832	47,321
8.000% due 08/15/30”	1,185,567	1,279,936
8.000% due 09/15/30”	1,622,979	1,752,359
8.000% due 10/15/30”	214,022	231,057
8.000% due 11/15/30”	6,845	7,390
8.000% due 12/15/30”	1,332,011	1,438,030

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
8.000% due 01/15/31”	$264,629	$285,454
8.000% due 02/15/31”	213,670	230,484
8.000% due 06/15/31”	22,429	24,194
8.000% due 07/15/31”	51,275	55,311
8.000% due 08/15/31”	87,188	94,049
8.000% due 09/15/31”	39,497	42,605
8.000% due 10/15/31”	45,372	48,943
8.000% due 11/15/31”	1,845,741	1,990,989
8.000% due 03/15/32”	1,985,240	2,143,304
8.000% due 07/15/32”	28,297	30,525
8.000% due 08/15/32”	503,096	542,699
8.500% due 09/15/16”	45,827	50,480
8.500% due 12/15/21”	637	698
8.500% due 08/15/22”	4,072	4,460
8.500% due 12/15/22”	2,594	2,840
8.500% due 01/15/28”	9,165	9,896
8.500% due 09/15/29”	263,999	284,860
8.500% due 10/15/29”	194,940	210,349
8.500% due 11/15/29”	164,098	177,065
8.500% due 12/15/29”	392,927	423,978
8.500% due 01/15/30”	455,436	491,319
8.500% due 02/15/30”	729,795	787,295
8.500% due 03/15/30”	737,182	795,265
8.500% due 04/15/30”	1,717,673	1,853,037
8.500% due 05/15/30”	964,055	1,040,011
8.500% due 06/15/30”	2,280,121	2,459,767
8.500% due 07/15/30”	2,527,956	2,727,127
8.500% due 08/15/30”	1,621,333	1,749,076
8.500% due 09/15/30”	514,581	555,124
8.500% due 10/15/30”	1,323,630	1,427,917
8.500% due 11/15/30”	805,728	869,210
8.500% due 12/15/30”	1,024,190	1,104,885
8.500% due 01/15/31”	130,652	140,897
9.000% due 02/15/17”	14,455	16,137
9.000% due 02/15/20”	57,089	63,731
9.000% due 04/15/20”	19,843	22,152
9.500% due 08/15/17”	10,121	11,409
9.500% due 04/15/18”	1,578	1,780
10.000% due 05/15/19”	3,006	3,477
10.000% due 07/15/22”	58,636	67,734
10.000% due 02/15/25”	59,387	68,631

		55,599,532

Stripped Mortgage-Backed Securities - 0.09%

Fannie Mae (IO)
0.950% due 03/25/09”++	633,566	8,575
6.500% due 09/25/21”	49,624	496
Fannie Mae (Ioette)
859.771% due 02/25/22”	602	1,284
Freddie Mac (IO)
2.500% due 01/25/04+”++	35,000,000	1,312,500
7.000% due 04/15/23”	217,450	7,482
7.000% due 06/15/23”	102,515	5,387
GMAC Commercial Mortgage Securities Inc (IO)
0.798% due 05/15/35”++	13,801,631	423,202
Lehman Large Loan (IO)
1.010% due 10/12/34”++	12,205,313	291,580
Mortgage Capital Funding Inc (IO)
1.545% due 11/20/27”++	7,605,320	319,660

		2,370,166

Total Mortgage-Backed Securities (Cost $1,707,967,458)		1,715,424,568

ASSET-BACKED SECURITIES - 3.35%

American Business Financial Services Inc
6.455% due 09/25/29”	4,395,649	4,714,340
Ameriquest Mortgage Securities Inc
1.480% due 07/15/30”++	403,305	403,799
Asset Backed Securities Corp Home Equity
1.480% due 08/15/32”++	2,792,237	2,793,409
Chase Funding Loan Acquisition Trust
1.275% due 04/25/31”++	498,648	499,011
Conseco Finance Securitizations Corp Inc
7.350% due 10/15/30”	11,416,932	11,645,811
7.470% due 05/01/32”	8,743,234	8,896,514
ContiMortgage Home Equity Loan Trust
6.470% due 12/25/13”	2,309,015	2,454,618
Cross Country Master Credit Card Trust II
1.680% due 06/15/06~”++	2,585	2,588
Delta Funding Home Equity Loan Trust
7.030% due 08/15/30”	518,671	562,776
Embarcadero Aircraft Securitization Trust
1.660% due 08/15/25~+”++	764,076	342,625
Equity One ABS Inc
7.550% due 02/25/32”	2,061,186	2,082,846
Financial Asset Securities Corp
1.150% due 09/27/33~+”++	7,182,173	7,173,339
Green Tree Financial Corp
7.080% due 09/01/30“	9,000,000	2,255,625
7.300% due 12/15/26”	207,425	124,585
Green Tree Home Equity Loan Trust
7.180% due 07/15/30”	413,854	417,123
IMC Home Equity Loan Trust
6.340% due 08/20/29”	1,758,693	1,871,138
MBNA Master Credit Card Trust
6.450% due 02/15/08”	2,500,000	2,733,558
Mid-State Trust
7.340% due 07/01/35”	3,877,032	4,272,632
8.330% due 04/01/30”	9,623,773	10,519,987
NPF XII Inc
2.200% due 12/01/03~+”++##	6,000,000	1,185,172
Renaissance Home Equity Loan Trust
1.468% due 08/25/33+”++	6,400,000	6,397,126
Sallie Mae
1.520% due 04/25/11”++	4,233,510	4,244,317
Salomon Brothers Mortgage Securities VII Inc
1.760% due 12/15/29”++	9,000,000	9,018,567
Saxon Asset Securities Trust
1.295% due 07/25/30”++	126,249	126,222

Total Asset-Backed Securities (Cost $88,546,744)		84,737,728

U.S. GOVERNMENT AGENCY ISSUES - 0.66%

Overseas Private Investment Corp
6.360% due 06/15/12	3,913,043	4,403,770
Small Business Administration Participation Certs
6.120% due 09/01/21	4,687,584	5,201,436
Tennessee Valley Authority
4.875% due 12/15/16	6,500,000	7,179,412

Total U.S. Government Agency Issues (Cost $16,204,673)		16,784,618

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
U.S. TREASURY BONDS - 10.26%

5.500% due 08/15/28	$38,850,000	$43,713,865
7.500% due 11/15/16	126,920,000	172,328,676
7.875% due 02/15/21	21,500,000	30,701,334
8.000% due 11/15/21	9,000,000	13,041,216

Total U.S. Treasury Bonds (Cost $255,053,832)		259,785,091

U.S. TREASURY NOTE - 3.16%

1.625% due 04/30/05#	79,400,000	79,945,954

Total U.S. Treasury Note (Cost $79,749,791)		79,945,954

U.S. TREASURY INFLATION INDEX BONDS - 5.02%

3.000% due 07/15/12^	7,769,632	8,564,807
3.500% due 01/15/11^	5,475,982	6,221,231
3.625% due 01/15/08^	62,293,455	69,904,968
3.625% due 04/15/28^	18,524,461	22,585,375
3.875% due 04/15/29^	4,192,988	5,350,646
4.250% due 01/15/10^	12,290,962	14,468,774

Total U.S. Treasury Inflation Index Bonds (Cost $122,910,138)		127,095,801

U.S. TREASURY STRIPS - 5.33%

0.000% due 02/15/19 (PO)	7,800,000	3,757,658
0.000% due 05/15/20 (PO)	158,800,000	70,979,755
0.000% due 11/15/22 (PO)	53,500,000	20,630,296
0.000% due 02/15/27 (PO)	128,400,000	39,620,388

Total U.S. Treasury Strips (Cost $138,531,857)		134,988,097

FOREIGN CORPORATE BONDS - 1.52%

Bermuda - 0.21%

Tyco International Group SA
4.375% due 11/19/04	4,500,000	5,181,087

Cayman Islands - 0.35%

G-Wing Ltd ‘B’
3.960% due 11/06/11~+ ++	9,033,374	8,863,086

Germany - 0.40%

Deutsche Telekom International Finance BV
8.250% due 06/15/05	9,040,000	10,086,290

Mexico - 0.01%

Petroleos Mexicanos
9.500% due 09/15/27	220,000	274,450

Norway - 0.05%

Norsk Hydro ASA
7.150% due 01/15/29	1,000,000	1,238,167

United Kingdom - 0.50%

British Telecom PLC
2.414% due 12/15/03++	11,000,000	11,037,103
National Westminster Bank PLC
7.375% due 10/01/09	530,000	650,762
Orange PLC
8.750% due 06/01/06	1,000,000	1,092,500

		12,780,365

Total Foreign Corporate Bonds (Cost $36,472,896)		38,423,445

FOREIGN GOVERNMENT BONDS - 6.61%

Brazil - 0.87%

Republic of Brazil
2.125% due 04/15/06++	7,896,000	7,482,477
11.500% due 03/12/08	12,620,000	13,251,000
12.250% due 03/06/30	1,250,000	1,259,375

		21,992,852

Canada - 1.17%

Canadian Government Bond
6.000% due 06/01/08#	CAD 29,900,000	24,380,273
Hydro Quebec
8.625% due 06/15/29	$1,000,000	1,491,098
Province of Quebec
7.500% due 07/15/23	2,495,000	3,272,140
Province of Saskatchewan
8.500% due 07/15/22	340,000	497,080

		29,640,591

Colombia - 0.06%

Republic of Colombia
9.750% due 04/09/11	868,164	989,707
10.375% due 01/28/33	500,000	576,250

		1,565,957

Germany - 1.60%

Bundesrepublik Deutschland
6.000% due 06/20/16#	EUR 29,900,000	40,560,244

Mexico - 1.20%

United Mexican States
8.000% due 09/24/22	$6,500,000	7,296,250
8.300% due 08/15/31	15,900,000	18,348,600
8.375% due 01/14/11	3,750,000	4,501,875

	Notional Amount
United Mexican States Value Recovery Right
0.000% due 06/30/04++	21,250,000	223,125
0.000% due 06/30/05++	21,250,000	63,750
0.000% due 06/30/06++	21,250,000	18,062
0.000% due 06/30/07	21,250,000	12,750

		30,464,412

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount		Value
Panama - 0.87%

Republic of Panama
8.250% due 04/22/08		$1,500,000	$1,661,250
8.875% due 09/30/27		8,500,000	9,286,250
9.375% due 01/16/23		9,500,000	10,616,250
10.750% due 05/15/20		290,000	361,775

			21,925,525

Peru - 0.61%

Republic of Peru
4.500% due 03/07/17++		950,000	728,684
9.125% due 02/21/12		11,600,000	12,394,600
9.875% due 02/06/15		2,000,000	2,200,000

			15,323,284

Qatar - 0.01%

State of Qatar
9.500% due 05/21/09		230,000	300,649

South Africa - 0.22%

Republic of South Africa
7.375% due 04/25/12		4,350,000	5,002,500
9.125% due 05/19/09		500,000	621,250

			5,623,750

Total Foreign Government Bonds (Cost $157,810,484)			167,397,264

MUNICIPAL BONDS - 3.18%

California Educational Facilities Authority CA ‘A’
5.000% due 10/01/33		1,200,000	1,254,540
California State Revenue ‘A’
2.000% due 06/16/04		13,500,000	13,611,510
Cook County IL ‘B’
5.250% due 11/15/14#		5,000,000	5,745,650
Georgia State ‘B’
5.000% due 05/01/20		2,750,000	2,941,510
Georgia State Road & Thruway Authority
5.125% due 03/01/20		4,000,000	4,372,400
Hamilton OH School Dist Gas Supply Revenue
7.740% due 02/01/12		5,500,000	6,908,055
Houston Independent School District TX ‘A’
4.750% due 02/15/26		1,000,000	1,014,720
Illinois Health Facilities Authority
6.125% due 11/15/22		1,000,000	1,093,660
Illinois State Taxable Pension
5.100% due 06/01/33		12,800,000	12,587,136
Lee County Florida Apartment Revenue ‘A’
6.000% due 10/01/29		1,000,000	1,132,820
Lower Colorado River Authority TX
5.000% due 05/15/31		2,750,000	2,851,502
New Mexico Mortgage Finance Authority
7.070% due 03/01/28		670,000	730,481
New York City Municipal Water Finance Authority ‘A’
5.000% due 06/15/29		2,700,000	2,806,569
5.125% due 06/15/34		2,800,000	2,955,148
New York City Municipal Water Finance Authority ‘E’
5.000% due 06/15/34		1,200,000	1,250,604
New York City Transitional Finance Authority ‘B’
4.750% due 11/01/23		1,000,000	1,016,940
Puerto Rico Commonwealth ‘A’
5.125% due 07/01/31		500,000	513,355
Salt River Project Agriculture & Power AZ ‘B’
5.000% due 01/01/31		700,000	732,305
San Francisco City & County Public Utilities CA ‘A’
5.000% due 11/01/32		1,400,000	1,461,432
State of Minnesota
5.000% due 08/01/10		4,000,000	4,575,160
Tobacco Settlement Financing Corp NJ
6.000% due 06/01/37		1,515,000	1,241,542
6.750% due 06/01/39		3,535,000	3,206,316
Tobacco Settlement Revenue Management SC ‘B’
6.000% due 05/15/22		5,420,000	4,989,381
Virginia Housing Development Authority
5.350% due 07/01/31		1,500,000	1,562,325

Total Municipal Bonds (Cost $78,536,038)			80,555,061

PURCHASED PUT OPTIONS - 0.04%

10-Year U.S. Treasury Note September Futures (CBOT) Strike @ 106.00 Exp. 08/23/03 300 Contracts		300,000	4,688
Eurodollar September Futures (CME)
Strike @ 93.75 Exp. 09/13/04
804 Contracts		2,010,000	10,050
Eurodollar December Futures (CME) Strike @ 97.50 Exp. 12/15/03 1,180 Contracts		2,950,000	14,750
Euribor June Futures (LIFFE)
Strike @ 96.50 Exp. 06/14/04
260 Contracts		EUR 650,000	3,736
Swaption (6-month LIBOR vs .76 JPY) (OTC) Strike @ .76 Exp. 05/31/05 58,500 Contracts	JPY	5,850,000,000	1,035,450

Total Purchased Put Options (Cost $365,906)			1,068,674

SHORT-TERM INVESTMENTS - 15.07%

Certificate of Deposit - 0.13%

Bank of America Corp
1.150% due 07/14/03		$3,400,000	3,400,000

Commercial Paper - 8.97%

Danske Corp
1.190% due 08/21/03		40,000,000	39,932,567
1.200% due 08/13/03		14,800,000	14,778,787
HBOS Treasury Services PLC
1.180% due 08/26/03		8,600,000	8,584,214
1.200% due 08/07/03		18,350,000	18,327,369
Kraft Foods Inc
2.080% due 02/27/04+		12,900,000	12,727,657
RaboBank Nederland
1.310% due 07/01/03		29,100,000	29,100,000
Shell Finance UK
0.970% due 08/19/03		17,000,000	16,977,555
1.120% due 07/10/03		8,050,000	8,047,746
UBS Finance (DE) LLC ‘C’
1.035% due 07/18/03		18,750,000	18,740,836

			167,216,731

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
U.S. Government Agency Issues - 2.56%

Fannie Mae
1.080% due 09/30/03	$5,900,000	$5,884,306
1.135% due 08/13/03	59,000,000	58,920,014
Freddie Mac
1.135% due 10/30/03	60,000,000	59,789,400

		124,593,720

U.S. Treasury Bills - 2.42%

1.005% due 08/14/03**	60,040,000	59,984,089
1.090% due 08/07/03**	1,200,000	1,199,058

		61,183,147

Repurchase Agreement - 0.99%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03 repurchase price of $25,007,417; collateralized by U.S. Treasury Notes—market value $25,509,609 due 11/30/04)	25,007,000	25,007,000

Total Short-Term Investments (Cost $381,535,801)		381,400,598

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 138.66% (Cost $3,464,433,071)		3,509,931,190

	Shares

SECURITIES LENDING COLLATERAL - 3.81%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	96,472,291	96,472,291

Total Securities Lending Collateral (Cost $96,472,291)		96,472,291

TOTAL INVESTMENTS - 142.47% (Cost $3,560,905,362)		3,606,403,481

	Principal Amount

INVESTMENTS SOLD SHORT - (12.40%)

Government National Mortgage Association
5.500% due 07/22/33#	$100,000,000	(104,125,000)
5.500% due 08/20/33#	125,000,000	(129,726,500)
U.S. Treasury Note
1.625% due 04/30/05#	79,400,000	(79,945,954)

Total Investments Sold Short (Proceeds $314,397,326)		(313,797,454)

OTHER ASSETS & LIABILITIES, NET - (30.07%)		(761,261,931)

NET ASSETS - 100.00%		$2,531,344,096

Notes to Schedule of Investments

(a) Securities with an approximate aggregate market value of $57,325,748 were segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	Number of Contracts	Unrealized Appreciation (Depreciation)

Euribor Lif (09/04)	261	($80,093)
Euribor Lif (06/05)	740	19,137
Euro-Bobl 5-Year Note (09/03)	148	191,094
Eurodollar Futures (09/04)	13	(19,256)
Eurodollar Futures (03/05)	843	266,892
Eurodollar Futures (06/05)	1,154	(491,690)
90-Day GBP LIBOR Futures (03/04)	598	137,298
90-Day GBP LIBOR Futures (06/04)	598	180,325
90-Day GBP LIBOR Futures (12/04)	246	(156,086)
90-Day GBP LIBOR Futures (03/05)	586	(393,524)
U.S. Treasury 5-Year Notes (09/03)	53	33,125
U.S. Treasury 10-Year Notes (09/03)	2,416	(3,181,143)
U.S. Treasury 30-Year Bonds (09/03)	310	(479,374)

		($3,973,295)

(b) Forward foreign currency contracts outstanding at June 30, 2003, were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation (Depreciation)

Sell	EUR	17,060,000	07/03	$52,221
Sell	GBP	3,285,000	07/03	90,857
Buy	JPY	594,346,000	09/03	(30,501)
Buy	MXN	110,608,500	09/03	987,366
Sell	MXN	110,608,500	09/03	108,948

				$1,208,891

(c) Swap agreements outstanding at June 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive floating rate based on the matching maturity swap spread and pay fixed rate of 0.123% over the yield of the 30-Year Treasury Bond.

Broker: Merrill Lynch & Co Inc Exp. 08/13/03	$38,100,000	$229,259

Receive floating rate based on the matching maturity swap spread and pay fixed rate of 0.133% over the yield of the 30-Year Treasury Bond.

Broker: Morgan Stanley Exp. 08/13/03	$114,700,000	536,372

Receive fixed rate equal to 6.000% and pay floating rate based on 3-month USD-LIBOR.

Broker: The Goldman Sachs Group Inc Exp. 12/18/03	$200,000	1,813

Receive fixed rate equal to 4.000% and pay floating rate based on 6-month GBP-LIBOR.

Broker: Morgan Stanley Exp. 03/17/05	GBP 55,800,000	46,214

Receive fixed rate equal to 3.000% and pay floating rate based on 3-month CHF-LIBOR.

Broker: Merrill Lynch & Co Inc Exp. 03/29/05	CHF 197,600,000	276,242

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

Type	Notional Amount	Unrealized Appreciation (Depreciation)

Receive fixed rate equal to 3.250% and pay floating rate based on 6-month EUR-LIBOR.

Broker: J.P. Morgan Chase & Co
Exp. 03/15/07	EUR 109,200,000	($302,685)

Receive fixed rate equal to 3.500% and pay floating rate based on 6-month EUR-LIBOR.

Broker: J.P. Morgan Chase & Co
Exp. 03/15/07	EUR 11,300,000	4,453

Receive fixed rate equal to 4.000% and pay floating rate based on 6-month EUR-LIBOR.

Broker: J.P. Morgan Chase & Co
Exp. 03/15/07	EUR 39,400,000	(50,318)

Receive floating rate based on 6-month JPY-LIBOR and pay fixed rate equal to 1.669%.

Broker: The Goldman Sachs Group Inc
Exp. 05/18/07	JPY 2,375,000,000	(1,043,497)

Receive floating rate based on 3-month SEK-LIBOR and pay fixed rate equal to 4.500%.

Broker: J.P. Morgan Chase & Co
Exp. 06/17/08	SEK 541,300,000	(405,301)

Receive floating rate based on 3-month CAD-LIBOR and pay fixed rate equal to 4.500%.

Broker: Merrill Lynch & Co Inc
Exp. 06/18/08	CAD 38,900,000	717,521

Receive floating rate based on 6-month JPY-LIBOR and pay fixed rate equal to 1.400%.

Broker: The Goldman Sachs Group Inc
Exp. 06/20/11	JPY 7,530,000,000	(2,990,883)

Receive floating rate based on 6-month EUR-LIBOR and pay fixed rate equal to 5.000%.

Broker: Citibank
Exp. 06/17/12	EUR 31,000,000	(3,492,144)

Receive floating rate based on 6-month EUR-LIBOR and pay fixed rate equal to 6.175%.

Broker: The Goldman Sachs Group Inc
Exp. 05/22/30	EUR 3,580,000	(913,657)

		($7,386,611)

(d) Transactions in options for the period ended June 30, 2003, were as follows:
	Number of Contracts	Premium

Outstanding, December 31, 2002	7,851	$13,465,782
Options Written	5,208	4,261,807
Options Expired	(710)	(512,625)
Options Repurchased	(4,885)	(4,434,771)

Outstanding, June 30, 2003	7,464	$12,780,193

(e) Premiums received and value of written options outstanding at June 30, 2003:

Type	Notional Amount	Premium	Value

Call - CBOT U.S. Treasury Note September Futures
Strike @ 119.00 Exp 08/23/03	$872,000	$154,976	$27,250

Call - CBOT U.S. Treasury Bond September Futures Strike @ 128.00 Exp 08/23/03	$503,000	108,145	23,578

Put - CBOT U.S. Treasury Bond September Futures
Strike @ 114.00 Exp 08/23/03	$503,000	579,708	392,969

Put - CBOT U.S. Treasury Bond September Futures Strike @ 117.00 Exp 08/23/03	$227,000	175,638	414,984

Call - TSE Government Bond September Futures
Strike @ 145.00 Exp 08/29/03	JPY 56,000,000	87,976	935,144

Call - OTC Swaption (3 month LIBOR vs 3.000%) Strike @ 3.00 Exp 11/12/03	$30,200,000	219,403	409,089

Call - OTC Swaption (3 month LIBOR vs 5.650%)
Strike @ 5.65 Exp 11/19/03	$230,000,000	5,014,000	30,841,390

Call - OTC Swaption (3 month LIBOR vs 3.500%) Strike @ 3.50 Exp 12/17/03	$42,700,000	418,887	757,968

Call - OTC Swaption (3 month LIBOR vs 4.000%)
Strike @ 4.00 Exp 10/07/04	$32,300,000	810,730	833,760

Put - OTC Swaption (3 month LIBOR vs 6.000%) Strike @ 6.00 Exp 10/07/04	$51,300,000	1,631,340	655,870

Call - OTC Swaption (3 month LIBOR vs 5.000%)
Strike @ 5.00 Exp 01/07/05	$61,000,000	1,656,150	4,229,740

Put - OTC Swaption (3 month LIBOR vs 7.000%) Strike @ 7.00 Exp 01/24/05	$61,000,000	1,262,700	318,176

Call - OTC Swaption (3 month LIBOR vs 4.000%)
Strike @ 4.00 Exp 09/23/05	$10,900,000	291,030	299,467

Put - OTC Swaption (3 month LIBOR vs 6.000%) Strike @ 6.00 Exp 09/23/05	$10,900,000	369,510	216,670

		$12,780,193	$40,356,055

(f)	Notional and principal amount denoted in the indicated currency:

CAD - Candian Dollar

CHF - Swiss Franc

EUR - Eurodollar

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

SEK - Swedish Krona

See Notes to Financial Statements

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 90.77%

Autos & Transportation - 4.93%

Alexander & Baldwin Inc	62,100	$1,647,513
Arctic Cat Inc	89,300	1,710,988
ArvinMeritor Inc	84,800	1,711,264
Tidewater Inc	55,000	1,615,350
USF Corp	59,700	1,610,109

		8,295,224

Consumer Discretionary - 16.02%

Banta Corp	49,100	1,589,367
Bob Evans Farms Inc	57,500	1,588,725
Brown Shoe Co Inc	55,000	1,639,000
Burlington Coat Factory Warehouse Corp	93,500	1,673,650
Callaway Golf Co	120,700	1,595,654
Claire’s Stores Inc	63,600	1,612,896
Dillard’s Inc ‘A’	110,200	1,484,394
IHOP Corp	23,700	748,209
Kellwood Co	51,700	1,635,271
Libbey Inc	71,800	1,629,860
Roto-Rooter Inc	43,300	1,653,627
Russ Berrie & Co Inc	56,100	2,048,211
Russell Corp	84,400	1,603,600
Sturm Ruger & Co Inc	162,200	1,622,000
The Cato Corp ‘A’	76,500	1,612,620
Tupperware Corp	107,100	1,537,956
World Fuel Services Corp	67,900	1,669,661

		26,944,701

Consumer Staples - 4.80%

Casey’s General Stores Inc	115,800	1,637,412
Lance Inc	172,000	1,570,360
Ruddick Corp	103,400	1,625,448
Sensient Technologies Corp	71,200	1,624,072
Universal Corp VA	38,300	1,620,090

		8,077,382

Diversified - 1.94%

Kaman Corp ‘A’	141,800	1,657,642
Lancaster Colony Corp	41,700	1,612,122

		3,269,764

Energy - 6.71%

Berry Petroleum Co ‘A’	89,700	1,610,115
Cabot Oil & Gas Corp	58,900	1,626,229
Helmerich & Payne Inc	55,300	1,614,760
Massey Energy Co	119,800	1,575,370
Patina Oil & Gas Corp	51,050	1,641,258
St. Mary Land & Exploration Co	60,700	1,657,110
Vintage Petroleum Inc	138,300	1,560,024

		11,284,866

Financial Services - 21.01%

AmerUs Group Co	57,200	1,612,468
BancorpSouth Inc	79,200	1,651,320
CBL & Associates Properties Inc	38,300	1,646,900
Commercial Federal Corp	77,200	1,636,640
Delphi Financial Group ‘A’	34,200	1,600,560
First Industrial Realty Trust Inc	51,200	1,617,920
GATX Corp	74,900	1,224,615
Health Care Property Investors Inc	38,800	1,643,180
Healthcare Realty Trust Inc	55,100	1,606,165
HRPT Properties Trust	172,900	1,590,680
Hudson United Bancorp	47,800	1,632,370
LandAmerica Financial Group Inc	34,000	1,615,000
McGrath RentCorp	61,600	1,647,184
New Plan Excel Realty Trust Inc	76,600	1,635,410
Old National Bancorp IN	70,200	1,614,600
Provident Financial Group Inc	62,600	1,604,438
Seacoast Financial Services Corp	82,500	1,633,500
Shurgard Storage Centers Inc ‘A’	49,300	1,630,844
Susquehanna Bancshares Inc	69,000	1,611,150
UMB Financial Corp	38,000	1,611,200
United Dominion Realty Trust Inc	95,500	1,644,510
Washington Federal Inc	70,300	1,626,039

		35,336,693

Health Care - 4.86%

Arrow International Inc	36,800	1,624,720
Cooper Cos Inc	47,100	1,637,667
Invacare Corp	49,000	1,617,000
Landauer Inc	39,900	1,669,017
Owens & Minor Inc	73,000	1,631,550

		8,179,954

Materials & Processing - 14.57%

Acuity Brands Inc	90,300	1,640,751
Barnes Group Inc	77,500	1,686,400
Commercial Metals Co	90,300	1,606,437
Corn Products International Inc	53,900	1,618,617
Ennis Business Forms Inc	112,900	1,642,695
Florida Rock Industries Inc	38,700	1,597,536
Harsco Corp	45,400	1,636,670
Hughes Supply Inc	46,700	1,620,490
Lubrizol Corp	52,600	1,630,074
Precision Castparts Corp	52,200	1,623,420
Rock-Tenn Co ‘A’	105,000	1,779,750
Universal Forest Products Inc	78,000	1,633,320
Valmont Industries Inc	81,500	1,598,215
Wellman Inc	145,500	1,629,600
York International Corp	66,900	1,565,460

		24,509,435

Producer Durables - 4.52%

Crane Co	72,100	1,631,623
Curtiss-Wright Corp	11,600	733,120
Kimball International Inc ‘B’	31,000	483,600
Lincoln Electric Holdings Inc	78,200	1,596,062
Regal-Beloit Corp	82,300	1,571,930
Tecumseh Products Co ‘A’	41,500	1,589,865

		7,606,200

Technology - 1.76%

Analogic Corp	300	14,628
Methode Electronics ‘A’	149,100	1,602,825
PerkinElmer Inc	97,000	1,339,570

		2,957,023

Utilities - 9.65%

Atmos Energy Corp	65,600	1,626,880
Energen Corp	48,700	1,621,710
National Fuel Gas Co	62,200	1,620,310
Northwest Natural Gas Co	58,700	1,599,575
OGE Energy Corp	75,800	1,619,846
Peoples Energy Corp	38,000	1,629,820
PNM Resources Inc	60,100	1,607,675
UGI Corp	51,800	1,642,060
Vectren Corp	65,900	1,650,795
WGL Holdings Inc	60,600	1,618,020

		16,236,691

Total U.S. Common Stocks (Cost $146,011,455)		152,697,933

See Notes to Financial Statements

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS - 3.40%

Bahamas - 0.97%

Teekay Shipping Corp	37,800	$1,621,620

Bermuda - 0.96%

Frontline Ltd	113,800	1,618,236

Canada - 0.43%

Goldcorp Inc	60,000	720,000

Cayman Islands - 1.04%

Fresh Del Monte Produce Inc	68,400	1,757,196

Total Foreign Common Stocks (Cost $5,001,426)		5,717,052

	Principal Amount
SHORT-TERM INVESTMENT - 9.52%

Repurchase Agreement - 9.52%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $16,006,267; collateralized by U.S. Treasury Notes—market value $16,327,771 due 11/30/04)	$16,006,000	16,006,000

Total Short-Term Investment (Cost $16,006,000)		16,006,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 103.69% (Cost $167,018,881)		174,420,985

	Shares
SECURITIES LENDING COLLATERAL - 9.61%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	16,173,409	16,173,409

Total Securities Lending Collateral (Cost $16,173,409)		16,173,409

TOTAL INVESTMENTS - 113.30% (Cost $183,192,290)		190,594,394

OTHER ASSETS & LIABILITIES, NET - (13.30%)		(22,371,446)

NET ASSETS - 100.00%		$168,222,948

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MONEY MARKET PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 99.85%

Commercial Paper - 84.13%

American Honda Finance Corp
0.920% due 08/20/03	$10,000,000	$9,987,222
1.080% due 07/10/03	8,300,000	8,297,759
1.150% due 07/09/03	16,000,000	15,995,911
1.290% due 10/28/03~++	35,000,000	34,997,147
BellSouth Corp
1.020% due 07/25/03~	19,600,000	19,586,672
Bemis Co
1.190% due 07/10/03~	12,690,000	12,686,225
BMW U.S. Capital LLC
0.920% due 07/22/03	25,000,000	24,986,583
0.980% due 08/21/03	26,800,000	26,762,793
1.020% due 07/18/03	8,900,000	8,895,713
Clorox Co
1.010% due 08/05/03	26,665,000	26,638,816
Coca-Cola Co
1.180% due 07/29/03	25,000,000	24,977,056
Coca-Cola Enterprises Inc
0.900% due 07/28/03~	10,000,000	9,993,250
0.990% due 07/02/03~	14,000,000	13,999,615
Colgate-Palmolive Co
1.000% due 07/31/03 ~	39,000,000	38,967,500
Deluxe Corp
1.050% due 07/09/03~	11,000,000	10,997,433
1.050% due 08/08/03~	12,400,000	12,386,257
First Data Corp
1.020% due 07/02/03	3,500,000	3,499,901
Fortune Brands Inc
1.070% due 07/16/03~	9,700,000	9,695,675
1.200% due 07/11/03~	29,645,000	29,635,118
Fuji Photo Film Co
1.180% due 07/15/03	16,840,000	16,832,272
Gannett Co
0.930% due 07/02/03~	16,800,000	16,799,566
1.040% due 07/07/03~	24,300,000	24,295,788
General Electric Capital Corp
1.190% due 07/23/03	25,000,000	24,981,819
1.200% due 08/13/03	37,320,000	37,266,508
Harley-Davidson Funding Corp
0.970% due 07/18/03~	9,300,000	9,295,740
0.980% due 07/15/03~	10,000,000	9,996,189
1.200% due 07/07/03~	15,000,000	14,997,000
Johnson & Johnson
1.200% due 07/08/03~	30,068,000	30,060,984
1.200% due 07/11/03~	11,500,000	11,496,167
Kimberly-Clark Worldwide Inc
0.900% due 07/24/03~	7,000,000	6,995,975
1.000% due 08/27/03 ~	23,000,000	22,963,583
Lloyds TSB Bank PLC
1.180% due 08/20/03	33,295,000	33,240,433
Merck & Co Inc
0.950% due 07/09/03	19,300,000	19,295,926
1.070% due 07/10/03	45,000,000	44,987,963
Pfizer Inc
1.000% due 07/30/03~	20,000,000	19,983,889
1.050% due 07/24/03~	17,400,000	17,388,328
1.180% due 07/14/03 ~	21,690,000	21,680,758
Pitney Bowes Inc
1.200% due 07/07/03	5,900,000	5,898,820
Royal Bank of Scotland
1.030% due 08/13/03	25,000,000	24,969,243
1.050% due 07/02/03	25,358,000	25,357,260
1.150% due 07/08/03	7,000,000	6,998,435
1.240% due 07/02/03	6,130,000	6,129,788
SBC International Inc
0.970% due 07/10/03~	14,500,000	14,496,484
Schering-Plough Corp
1.200% due 07/21/03	23,150,000	23,134,567
1.220% due 07/31/03	14,000,000	13,985,767
Sharp Electronics Corp
0.950% due 08/15/03	14,300,000	14,283,019
1.030% due 08/08/03	10,000,000	9,989,128
1.240% due 07/02/03	15,000,000	14,999,483
Societe Generale North America Inc
0.900% due 09/24/03	20,600,000	20,556,225
1.190% due 09/04/03	19,070,000	19,029,026
1.200% due 08/04/03	30,000,000	29,966,000
1.210% due 07/07/03	2,780,000	2,779,439
The E.W. Scripps Co
0.950% due 09/03/03~	14,300,000	14,275,849
The New York Times Co
0.980% due 07/03/03	22,176,000	22,174,793
1.220% due 07/01/03	20,000,000	20,000,000
Toyota Motor Credit Corp
0.880% due 08/08/03~	16,600,000	16,584,580
0.960% due 07/22/03~	20,000,000	19,988,800
1.000% due 07/23/03~	14,920,000	14,910,882
1.220% due 07/11/03~	12,500,000	12,495,764
Verizon Network Funding Corp
0.970% due 07/17/03	20,650,000	20,641,098
0.980% due 07/22/03	9,000,000	8,994,855
1.040% due 07/23/03	9,400,000	9,394,026
Volkswagen of America
1.070% due 07/01/03~	25,000,000	25,000,000
1.080% due 07/09/03 ~	31,300,000	31,292,488
Wells Fargo & Co
1.040% due 06/17/04 ++	24,750,000	24,750,000

		1,198,621,353

U.S. Government Agency Issues - 11.14%

Federal Farm Credit Bank
1.000% due 07/02/04#	24,750,000	24,750,000
Federal Home Loan Bank
1.300% due 06/08/04	29,750,000	29,750,000
1.300% due 06/28/04	29,500,000	29,500,000
1.300% due 06/30/04	24,750,000	24,750,000
1.400% due 05/07/04	25,000,000	25,000,000
1.400% due 05/12/04	25,000,000	24,987,250

		158,737,250

Asset-Backed Securities - 4.57%

Honda Auto Receivables Owner Trust
1.380% due 12/15/03”	7,907,922	7,907,922
Nissan Auto Lease Trust
1.400% due 11/17/03~”	3,231,083	3,231,083
Nissan Auto Receivables Owner Trust
1.169% due 06/15/04”	20,000,000	20,000,000
Volkswagen Auto Lease Trust
1.385% due 11/20/03”	25,732	25,732
Volkswagen Auto Loan Enhanced Trust
1.005% due 07/20/04”	34,000,000	34,000,000

		65,164,737

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MONEY MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
Repurchase Agreement - 0.01%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $87,001; collateralized by U.S. Treasury Bonds—market value $90,893 due 02/15/26)	$87,000	$87,000

Total Short-Term Investments (Cost $1,422,610,340)		1,422,610,340

TOTAL INVESTMENTS - 99.85% (Cost $1,422,610,340)		1,422,610,340

OTHER ASSETS & LIABILITIES, NET - 0.15%		2,089,966

NET ASSETS - 100.00%		$1,424,700,306

See Notes to Financial Statements

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. CONVERTIBLE PREFERRED STOCK - 0.13%

Financial Services - 0.13%

Chubb Corp 7.000%	40,000	$1,040,000

Total U.S. Convertible Preferred Stock (Cost $1,027,200)		1,040,000

U.S. PREFERRED STOCK - 0.41%

Financial Services - 0.41%

Sovereign REIT~	22,000	3,195,500

Total U.S. Preferred Stock (Cost $1,958,000)		3,195,500

U.S. COMMON STOCK WARRANTS - 0.00%

Consumer Discretionary - 0.00%

Loral Space & Communications Ltd*	9,250	92

Utilities - 0.00%

Leap Wireless International Inc~*	3,500	1,313
Metricom Inc*	3,000	30
NTELOS Inc*	4,000	6,000

		7,343

Total U.S. Common Stock Warrants (Cost $277,054)		7,435

U.S. COMMON STOCK - 0.32%

Financial Services - 0.32%

Standard & Poors Depository Reciepts Trust 1	25,000	2,438,755

Total U.S. Common Stock (Cost $2,322,555)		2,438,755

FOREIGN COMMON STOCK - 0.02%

Canada - 0.02%

Call-Net Enterprises Inc ‘B’*	55,945	145,457

Total Foreign Common Stock (Cost $566,243)		145,457

	Principal Amount
U.S. CORPORATE BONDS & NOTES - 86.22%

Autos & Transportation - 5.17%

Accuride Corp
9.250% due 02/01/08	$1,000,000	926,250
American Axle & Manufacturing Inc
9.750% due 03/01/09	5,000,000	5,400,000
Amtran Inc
9.625% due 12/15/05	1,000,000	725,000
10.500% due 08/01/04	1,000,000	725,000
ArvinMeritor Inc
8.750% due 03/01/12	2,000,000	2,250,000
Aviall Inc
7.625% due 07/01/11~	2,000,000	2,037,500
Dana Corp
10.125% due 03/15/10	2,250,000	2,491,875
Delco Remy International Inc
10.625% due 08/01/06	2,000,000	1,530,000
Dura Operating Corp
8.625% due 04/15/12	2,500,000	2,575,000
General Motors Corp
8.250% due 07/15/23#	8,000,000	8,020,000
K&F Industries Inc
9.625% due 12/15/10	2,500,000	2,787,500
Rexnord Corp
10.125% due 12/15/12~	1,000,000	1,105,000
Tenneco Automotive Inc
10.250% due 07/15/13~	2,000,000	2,035,000
TRW Automotive Inc
9.375% due 02/15/13~	3,000,000	3,270,000
11.000% due 02/15/13~	1,000,000	1,095,000
United Components Inc
9.375% due 06/15/13~	1,000,000	1,042,500
Vought Aircraft Industries Inc
8.000% due 07/15/11~	2,000,000	2,030,000

		40,045,625

Consumer Discretionary - 26.68%

Allied Waste North America Inc
7.875% due 04/15/13	3,000,000	3,153,750
8.500% due 12/01/08	3,000,000	3,240,000
8.875% due 04/01/08	3,000,000	3,270,000
9.250% due 09/01/12~	1,000,000	1,107,500
10.000% due 08/01/09	3,000,000	3,202,500
American Color Graphics Inc
10.000% due 06/15/10~#	2,000,000	2,000,000
American Media Inc
8.875% due 01/15/11~	3,000,000	3,262,500
Anvil Knitwear Inc
10.875% due 03/15/07	3,000,000	3,022,500
AutoNation Inc
9.000% due 08/01/08	1,500,000	1,672,500
Capstar Hotel Co
8.750% due 08/15/07	500,000	455,000
Casella Waste Systems Inc
9.750% due 02/01/13~	1,500,000	1,597,500
Charter Communications Holdings LLC
8.625% due 04/01/09	1,000,000	725,000
10.750% due 10/01/09	5,000,000	3,900,000
Cinemark USA Inc
9.000% due 02/01/13~	1,000,000	1,090,000
CKE Restaurants Inc
9.125% due 05/01/09	2,000,000	1,950,000
Coinmach Corp
9.000% due 02/01/10	2,000,000	2,150,000
Corrections Corp of America
7.500% due 05/01/11	5,000,000	5,250,000
9.875% due 05/01/09	2,500,000	2,803,125
CSC Holdings Inc
7.625% due 04/01/11	2,000,000	2,030,000
7.875% due 12/15/07	3,500,000	3,596,250
Domino’s Inc
8.250% due 07/01/11~	1,000,000	1,037,500
EchoStar DBS Corp
9.125% due 01/15/09	4,500,000	5,051,250
10.375% due 10/01/07	2,500,000	2,781,250

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
Entravision Communications Corp
8.125% due 03/15/09	$3,000,000	$3,135,000
Ferrellgas Partners LP
8.750% due 06/15/12	3,500,000	3,815,000
Foodmaker Inc
8.375% due 04/15/08	3,000,000	3,120,000
Garden State Newspapers Inc
8.625% due 07/01/11	1,500,000	1,571,250
8.750% due 10/01/09	2,000,000	2,075,000
Gray Television Inc
9.250% due 12/15/11	4,000,000	4,440,000
Herbst Gaming Inc
10.750% due 09/01/08	1,000,000	1,107,500
Hilton Hotels Corp
7.625% due 12/01/12	2,500,000	2,750,000
Hollywood Entertainment Corp
9.625% due 03/15/11	1,000,000	1,098,750
Houghton Mifflin Co
8.250% due 02/01/11~	5,000,000	5,300,000
Insight Communications Co Inc
0.000% due 02/15/11	2,000,000	1,670,000
Iron Mountain Inc
6.625% due 01/01/16	3,000,000	2,970,000
7.750% due 01/15/15	4,000,000	4,250,000
8.625% due 04/01/13	2,000,000	2,150,000
J.C. Penney Co Inc
8.000% due 03/01/10	2,000,000	2,105,000
John Q Hammons Hotels LP
8.875% due 05/15/12	2,500,000	2,637,500
Lamar Media Corp
7.250% due 01/01/13~	1,500,000	1,597,500
Levi Strauss & Co
12.250% due 12/15/12	2,000,000	1,675,000
LIN Television Corp
6.500% due 05/15/13~	2,000,000	2,005,000
Mandalay Resort Group
9.375% due 02/15/10	1,000,000	1,135,000
10.250% due 08/01/07	2,750,000	3,121,250
MGM Grand Inc
9.750% due 06/01/07	2,500,000	2,850,000
MGM MIRAGE
8.375% due 02/01/11	3,000,000	3,427,500
Mohegan Tribal Gaming Authority
8.375% due 07/01/11	3,500,000	3,806,250
8.750% due 01/01/09	1,500,000	1,623,750
Muzak LLC
10.000% due 02/15/09~	1,000,000	1,052,500
NBC Acquisition Corp
10.750% due 02/15/09	1,000,000	1,005,000
Nebraska Book Co Inc
8.750% due 02/15/08	4,000,000	4,030,000
Park Place Entertainment Corp
7.000% due 04/15/13~	1,000,000	1,075,000
7.875% due 03/15/10	1,500,000	1,620,000
Primedia Inc
8.000% due 05/15/13~	6,000,000	6,180,000
8.875% due 05/15/11	2,500,000	2,643,750
Rent-A-Center Inc
7.500% due 05/01/10~	1,500,000	1,582,500
Riverwood International Corp
10.625% due 08/01/07	3,500,000	3,648,750
Roundy’s Inc
8.875% due 06/15/12	2,000,000	2,100,000
Salem Communications Corp DE
7.750% due 12/15/10	3,000,000	3,120,000
Salton Inc
12.250% due 04/15/08	2,000,000	2,000,000
Service Corp International
7.375% due 04/15/04	3,000,000	3,037,500
Sinclair Broadcast Group Inc
8.000% due 03/15/12~	3,000,000	3,217,500
8.000% due 03/15/12	2,500,000	2,681,250
8.750% due 12/15/11	2,000,000	2,205,000
Six Flags Inc
8.875% due 02/01/10	3,000,000	2,895,000
9.750% due 04/15/13~	3,000,000	2,985,000
Sleepmaster LLC
11.000% due 05/15/09##	2,500,000	690,625
Sonic Automotive Inc
11.000% due 08/01/08	1,500,000	1,597,500
Speedway Motorsports Inc
6.750% due 06/01/13~	2,000,000	2,080,000
Starwood Hotels & Resorts Worldwide Inc
7.375% due 05/01/07	3,500,000	3,701,250
7.875% due 05/01/12	2,000,000	2,200,000
Stater Brothers Holdings Inc
10.750% due 08/15/06	4,500,000	4,758,750
Station Casinos Inc
8.375% due 02/15/08	2,500,000	2,712,500
8.875% due 12/01/08	1,000,000	1,055,000
9.875% due 07/01/10	1,500,000	1,657,500
Stewart Enterprises Inc
10.750% due 07/01/08	2,500,000	2,800,000
Susquehanna Media Co
7.375% due 04/15/13	1,000,000	1,055,000
The Interpublic Group of Cos Inc
7.875% due 10/15/05	1,000,000	1,060,000
Venetian Casino Resort LLC
11.000% due 06/15/10	3,000,000	3,397,500
Von Hoffmann Press Inc
10.250% due 03/15/09	1,500,000	1,612,500
Warnaco Inc
8.875% due 06/15/13~	1,000,000	1,040,000
Worldspan LP
9.625% due 06/15/11~	2,500,000	2,587,500
Yum! Brands Inc
7.700% due 07/01/12	1,500,000	1,717,500

		206,586,250

Consumer Staples - 1.76%

American Seafoods Group LLC
10.125% due 04/15/10	1,000,000	1,140,000
B&G Foods Inc
9.625% due 08/01/07	1,000,000	1,035,000
Berry Plastics Corp
10.750% due 07/15/12	2,500,000	2,762,500
Dole Food Co Inc
7.250% due 06/15/10~	3,000,000	3,022,500
8.875% due 03/15/11~	1,000,000	1,065,000
Eagle Family Foods Inc
8.750% due 01/15/08	3,000,000	2,055,000
Ingles Markets Inc
8.875% due 12/01/11~	2,500,000	2,528,125

		13,608,125

Diversified - 1.22%

Jacuzzi Brands Inc
9.625% due 07/01/10~#	500,000	500,000
Sequa Corp
8.875% due 04/01/08	2,000,000	2,100,000
8.875% due 04/01/08~	1,000,000	1,050,000
9.000% due 08/01/09	500,000	532,500
SPX Corp
6.250% due 06/15/11	3,000,000	3,075,000
7.500% due 01/01/13	2,000,000	2,175,000

		9,432,500

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
Energy - 8.87%

AmeriGas Partners LP
8.875% due 05/20/11	$4,000,000	$4,380,000
ANR Pipeline Co
8.875% due 03/15/10~	1,000,000	1,097,500
Calpine Corp
8.500% due 02/15/11	4,400,000	3,322,000
10.500% due 05/15/06	1,500,000	1,421,250
Chesapeake Energy Corp
7.500% due 09/15/13~	3,000,000	3,202,500
8.375% due 11/01/08	4,500,000	4,893,750
9.000% due 08/15/12	1,000,000	1,120,000
Denbury Resources Inc
7.500% due 04/01/13~	3,000,000	3,105,000
DI Industries Inc
8.875% due 07/01/07	1,750,000	1,811,250
El Paso Corp
7.000% due 05/15/11	2,500,000	2,287,500
El Paso Energy Partners LP
8.500% due 06/01/10~	2,000,000	2,150,000
8.500% due 06/01/11	1,000,000	1,075,000
El Paso Production Oil & Gas Co
7.750% due 06/01/13~	4,000,000	4,010,000
Grey Wolf Inc
8.875% due 07/01/07	1,000,000	1,032,500
Hanover Equipment Trust ‘B’
8.750% due 09/01/11	3,000,000	3,165,000
Key Energy Services Inc
6.375% due 05/01/13	1,500,000	1,530,000
Mirant Americas Generation Inc
8.300% due 05/01/11	2,000,000	1,250,000
Peabody Energy Corp
6.875% due 03/15/13~	3,000,000	3,157,500
Plains Exploration & Production Co LP
8.750% due 07/01/12	1,000,000	1,075,000
8.750% due 07/01/12~	2,000,000	2,150,000
Pride Petroleum Services Inc
9.375% due 05/01/07	3,000,000	3,112,500
Southern Natural Gas Co
8.875% due 03/15/10~	1,000,000	1,095,000
Tesoro Petroleum Corp
8.000% due 04/15/08~	3,000,000	3,090,000
9.000% due 07/01/08	1,000,000	910,000
Universal Compression Inc
7.250% due 05/15/10~	1,000,000	1,040,000
Vintage Petroleum Inc
8.250% due 05/01/12	2,000,000	2,210,000
Westport Resources Corp
8.250% due 11/01/11	1,500,000	1,650,000
8.250% due 11/01/11~	1,000,000	1,100,000
Williams Cos Inc
8.125% due 03/15/12~	6,000,000	6,180,000
8.625% due 06/01/10	1,000,000	1,050,000

		68,673,250

Financial Services - 12.96%

Arch Western Finance LLC
6.750% due 07/01/13~	2,000,000	2,060,000
DirecTV Holdings LLC
8.375% due 03/15/13~	1,000,000	1,120,000
FelCor Lodging LP
9.000% due 06/01/11	4,250,000	4,303,125
10.000% due 09/15/08	1,000,000	1,037,500
H&E Equipment Services LLC
11.125% due 06/15/12	2,000,000	1,770,000
HMH Properties Inc
7.875% due 08/01/08	2,000,000	2,040,000
Host Marriott LP
8.375% due 02/15/06	1,000,000	1,040,000
9.500% due 01/15/07	2,500,000	2,700,000
IOS Capital LLC
7.250% due 06/30/08	3,000,000	2,947,500
iStar Financial Inc
7.000% due 03/15/08	4,000,000	4,191,196
8.750% due 08/15/08	4,000,000	4,380,000
J.P. Morgan HYDI
8.000% due 06/20/08~	25,000,000	25,937,500
La Quinta Properties Corp
8.875% due 03/15/11~	3,000,000	3,210,000
Mediacom LLC/Mediacom Capital Corp
9.500% due 01/15/13	5,500,000	5,843,750
MeriStar Hospitality Corp
9.000% due 01/15/08	1,000,000	992,500
R.H. Donnelley Finance Corp I
8.875% due 12/15/10~	1,500,000	1,665,000
10.875% due 12/15/12~	1,500,000	1,755,000
Senior Housing Properties Trust
7.875% due 04/15/15	1,500,000	1,537,500
Sprint Capital Corp
8.375% due 03/15/12	2,000,000	2,399,238
The FINOVA Group Inc
7.500% due 11/15/09	3,000,000	1,320,000
Thornburg Mortgage Inc
8.000% due 05/15/13~	2,000,000	2,050,000
TRAINS
8.666% due 05/15/13~	9,714,286	10,476,031
United Rentals (North America) Inc
10.750% due 04/15/08~	2,000,000	2,195,000
10.750% due 04/15/08	4,000,000	4,390,000
Ventas Realty LP
8.750% due 05/01/09	1,000,000	1,085,000
9.000% due 05/01/12	2,000,000	2,190,000
Western Financial Bank
9.625% due 05/15/12	1,500,000	1,627,500
Williams Scotsman Inc
9.875% due 06/01/07	2,000,000	1,970,000
Willis Corroon Corp
9.000% due 02/01/09	2,000,000	2,130,000

		100,363,340

Health Care - 3.65%

AdvancePCS
8.500% due 04/01/08	2,500,000	2,700,000
Apogent Technologies Inc
6.500% due 05/15/13~	2,500,000	2,593,750
Beverly Enterprises Inc
9.625% due 04/15/09	2,000,000	1,930,000
Extendicare Health Services Inc
9.500% due 07/01/10	1,500,000	1,582,500
Genesis Health Ventures Inc
6.290% due 04/02/07++	742,500	723,938
Omnicare Inc
6.125% due 06/01/13	2,000,000	2,050,000
PacifiCare Health Systems Inc
10.750% due 06/01/09	2,500,000	2,881,250
Province Healthcare Co
7.500% due 06/01/13	2,000,000	1,980,000
Psychiatric Solutions Inc
10.625% due 06/15/13~	2,250,000	2,328,750
Triad Hospitals Inc
8.750% due 05/01/09	2,000,000	2,137,500
United Surgical Partners International Inc
10.000% due 12/15/11	3,500,000	3,797,500

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
US Oncology Inc
9.625% due 02/01/12	$1,000,000	$1,075,000
Vanguard Health Systems Inc
9.750% due 08/01/11	2,500,000	2,500,000

		28,280,188

Integrated Oils - 2.12%

Citgo Petroleum Corp
11.375% due 02/01/11~	2,000,000	2,240,000
Frontier Escrow Corp
8.000% due 04/15/13~	2,000,000	2,100,000
Northwest Pipeline Inc
8.125% due 03/01/10	1,000,000	1,080,000
Plains All American Pipeline LP
7.750% due 10/15/12	3,000,000	3,375,000
SESI LLC
8.875% due 05/15/11	2,500,000	2,700,000
The Premcor Refining Group Inc
7.500% due 06/15/15~	5,000,000	4,950,000

		16,445,000

Materials & Processing - 9.85%

AK Steel Corp
7.750% due 06/15/12	3,500,000	2,922,500
Atrium Cos Inc
10.500% due 05/01/09	2,500,000	2,687,500
Bear Island Paper Co LLC
10.000% due 12/01/07	2,000,000	1,670,000
Bowater Inc
6.500% due 06/15/13~	3,000,000	2,851,515
Equistar Chemicals LP
10.625% due 05/01/11~	2,000,000	2,060,000
Freeport-McMoRan Copper & Gold Inc
10.125% due 02/01/10	2,000,000	2,240,000
Georgia-Pacific Corp
7.375% due 07/15/08~	5,000,000	5,100,000
8.000% due 01/15/14~	1,000,000	1,023,750
8.875% due 02/01/10~	3,500,000	3,815,000
Graham Packaging Co Inc
5.015% due 01/15/08++	3,500,000	3,150,000
8.750% due 01/15/08~	3,500,000	3,500,000
Intermet Corp
9.750% due 06/15/09	1,500,000	1,447,500
Lyondell Chemical Co
9.500% due 12/15/08~	2,000,000	1,910,000
9.625% due 05/01/07	2,000,000	1,970,000
10.500% due 06/01/13~	2,000,000	2,010,000
11.125% due 07/15/12	1,000,000	1,030,000
Millennium America Inc
9.250% due 06/15/08	2,000,000	2,160,000
Nortek Holdings Inc
8.875% due 08/01/08	1,500,000	1,573,125
9.875% due 06/15/11	1,500,000	1,586,250
Owens-Brockway Glass Containers Inc
7.750% due 05/15/11~	2,500,000	2,656,250
8.250% due 05/15/13~	2,000,000	2,100,000
8.750% due 11/15/12	5,000,000	5,450,000
8.875% due 02/15/09	3,000,000	3,270,000
Portola Packaging Inc
10.750% due 10/01/05	2,000,000	2,020,000
Radnor Holdings Inc
11.000% due 03/15/10~	2,000,000	2,065,000
Silgan Corp
9.000% due 06/01/09	2,500,000	2,600,000
Smurfit-Stone Container Corp
8.250% due 10/01/12	3,000,000	3,232,500
Stone Container Corp
8.375% due 07/01/12	1,500,000	1,616,250
Trimas Corp
9.875% due 06/15/12~	3,000,000	3,090,000
United States Steel Corp
9.750% due 05/15/10	2,000,000	2,040,000
Wesco Distribution Inc
9.125% due 06/01/08	1,500,000	1,406,250

		76,253,390

Producer Durables - 4.65%

Alliant Techsystems Inc
8.500% due 05/15/11	2,500,000	2,787,500
American Tower Corp
9.375% due 02/01/09	2,000,000	2,020,000
Crown Castle International Corp
0.000% due 05/15/11	1,000,000	960,000
9.375% due 08/01/11	1,500,000	1,567,500
10.625% due 11/15/07	1,000,000	1,057,500
D.R. Horton Inc
7.500% due 12/01/07	2,000,000	2,175,000
Dresser Inc
9.375% due 04/15/11	4,000,000	4,140,000
Esterline Technologies Corp
7.750% due 06/15/13~	1,000,000	1,030,000
Flowserve Corp
12.250% due 08/15/10	1,000,000	1,170,000
JLG Industries Inc
8.250% due 05/01/08~	2,000,000	2,040,000
SBA Communications Corp
10.250% due 02/01/09	2,000,000	1,850,000
Standard-Pacific Corp
8.500% due 04/01/09	1,000,000	1,065,000
9.500% due 09/15/10	2,500,000	2,809,375
Terex Corp
9.250% due 07/15/11	2,000,000	2,160,000
10.375% due 04/01/11	2,500,000	2,775,000
The Manitowoc Co Inc
10.500% due 08/01/12	1,250,000	1,393,750
Xerox Corp
7.125% due 06/15/10	2,000,000	2,007,500
7.625% due 06/15/13	3,000,000	3,018,750

		36,026,875

Technology - 2.38%

Amkor Technology Inc
7.750% due 05/15/13~	2,000,000	1,910,000
9.250% due 02/15/08	1,000,000	1,045,000
L-3 Communications Corp
6.125% due 07/15/13~	1,500,000	1,522,500
PanAmSat Corp
8.500% due 02/01/12	3,000,000	3,262,500
Sanmina-SCI Corp
10.375% due 01/15/10~	3,000,000	3,360,000
Solectron Corp
7.375% due 03/01/06	2,000,000	2,012,500
9.625% due 02/15/09	2,000,000	2,130,000
Titan Corp
8.000% due 05/15/11~	1,500,000	1,597,500
Unisys Corp
6.875% due 03/15/10	1,500,000	1,567,500

		18,407,500

Utilities - 6.91%

Alamosa Delaware Inc
12.500% due 02/01/11	1,500,000	1,237,500
Allegheny Energy Supply Co LLC
8.750% due 04/15/12~	142,000	122,120
CenterPoint Energy Resources Corp
7.875% due 04/01/13~	1,000,000	1,152,256

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
FairPoint Communications Inc
11.875% due 03/01/10~	$1,000,000	$1,165,000
Illinois Power Co
11.500% due 12/15/10~	1,000,000	1,147,500
Ipalco Enterprises Inc
8.625% due 11/14/11	1,500,000	1,650,000
National Waterworks Inc
10.500% due 12/01/12	1,000,000	1,111,250
Nextel Communications Inc
9.375% due 11/15/09	6,000,000	6,472,500
9.500% due 02/01/11	2,000,000	2,225,000
9.750% due 10/31/07	2,500,000	2,600,000
Nextel Partners Inc
8.125% due 07/01/11~	5,000,000	5,012,500
PG&E Corp
6.875% due 07/15/08~	2,000,000	2,075,000
Qwest Corp
7.200% due 11/01/04	5,000,000	5,150,000
8.875% due 03/15/12~	1,000,000	1,122,500
Spectrasite Inc
8.250% due 05/15/10~	3,500,000	3,657,500
TECO Energy Inc
7.500% due 06/15/10	3,500,000	3,587,500
The AES Corp
8.000% due 12/31/08	1,000,000	965,000
8.750% due 06/15/08	1,000,000	995,000
8.750% due 05/15/13~	4,000,000	4,180,000
8.875% due 02/15/11	412,000	404,790
9.000% due 05/15/15~	1,000,000	1,050,000
Triton PCS Inc
8.500% due 06/01/13~	1,000,000	1,080,000
8.750% due 11/15/11	2,000,000	2,005,000
TXU Energy Co
7.000% due 03/15/13~	3,000,000	3,327,321

		53,495,237

Total U.S. Corporate Bonds & Notes (Cost $640,506,833)		667,617,280

U.S. CONVERTIBLE CORPORATE BONDS & NOTES - 1.36%

Autos & Transportation - 0.13%

Delta Air Lines Inc
8.000% due 06/03/23~	1,000,000	998,200

Consumer Discretionary - 0.41%

CKE Restaurants Inc
4.250% due 03/15/04	2,250,000	2,216,250
J.C. Penney Co Inc
5.000% due 10/15/08	1,000,000	978,750

		3,195,000

Energy - 0.42%

Calpine Corp
4.000% due 12/26/06	1,500,000	1,365,000
El Paso Corp
0.000% due 02/28/21	2,000,000	885,000
Grey Wolf Inc
3.750% due 05/07/23~	1,000,000	995,000

		3,245,000

Technology - 0.40%

International Rectifier Corp
4.250% due 07/15/07	2,000,000	1,957,500
Solectron Corp
0.000% due 11/20/20	2,000,000	1,120,000

		3,077,500

Total U.S. Convertible Corporate Bonds & Notes (Cost $10,136,348)		10,515,700

FOREIGN CORPORATE BONDS - 8.39%

Bahamas - 0.56%

Sun International Hotels Ltd
8.875% due 08/15/11	4,000,000	4,350,000

Bermuda - 0.96%

Tyco International Group SA
6.375% due 02/15/06	3,000,000	3,142,500
6.750% due 02/15/11	4,000,000	4,260,000

		7,402,500

Canada - 2.58%

Calpine Canada Energy Finance ULC
8.500% due 05/01/08	142,000	111,470
CanWest Media Inc
10.625% due 05/15/11	2,000,000	2,290,000
Cascades Inc
7.250% due 02/15/13~#	1,000,000	1,045,000
7.250% due 02/15/13~	2,000,000	2,115,000
Gerdau AmeriSteel Corp
10.375% due 07/15/11~	2,000,000	1,965,000
Methanex Corp
8.750% due 08/15/12	2,000,000	2,250,000
Rogers Cable Inc
6.250% due 06/15/13~	1,000,000	1,002,500
7.875% due 05/01/12	2,500,000	2,737,500
Rogers Cantel Inc
8.300% due 10/01/07	1,000,000	1,031,250
Tembec Industries Inc
7.750% due 03/15/12	2,000,000	1,950,000
8.500% due 02/01/11	1,000,000	995,000
8.625% due 06/30/09	2,500,000	2,481,250

		19,973,970

Cayman Islands - 0.38%

Bluewater Finance Ltd
10.250% due 02/15/12	1,000,000	995,000
10.250% due 02/15/12~	1,000,000	995,000
PDVSA Finance Ltd
8.500% due 11/16/12	1,000,000	917,500

		2,907,500

France - 1.59%

Crown European Holdings SA
9.500% due 03/01/11~	3,000,000	3,255,000
10.875% due 03/01/13~	1,000,000	1,095,000
FIMEP SA
10.500% due 02/15/13~	2,000,000	2,240,000
Rhodia SA
7.625% due 06/01/10~	1,500,000	1,593,750
8.875% due 06/01/11~	4,000,000	4,160,000

		12,343,750

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
Germany - 0.21%

Fresenius Medical Care Capital Trust
7.875% due 06/15/11	$1,500,000	$1,590,000

Liberia - 0.27%

Royal Caribbean Cruises Ltd
8.000% due 05/15/10	2,000,000	2,090,000

Philippines - 0.33%

Philippine Long Distance Telephone Co
8.350% due 03/06/17	1,000,000	861,643
11.375% due 05/15/12	1,500,000	1,701,339

		2,562,982

Russia - 0.43%

Gazprom OAO
9.625% due 03/01/13~	3,000,000	3,315,000

Singapore - 0.94%

Flextronics International Ltd
6.500% due 05/15/13~	3,000,000	2,902,500
9.875% due 07/01/10	4,000,000	4,400,000

		7,302,500

Sweden - 0.14%

Stena AB
9.625% due 12/01/12	1,000,000	1,103,750

Total Foreign Corporate Bonds (Cost $61,188,995)		64,941,952

FOREIGN GOVERNMENT BOND - 0.14%

Brazil - 0.14%

Brazil ‘C’ Brady Bond
8.000% due 04/15/14	1,231,390	1,081,751

Total Foreign Government Bond (Cost $976,364)		1,081,751

SHORT-TERM INVESTMENTS - 1.08%

Commercial Paper - 1.08%

First Data Corp
1.020% due 07/02/03	4,400,000	4,399,875
General Electric Capital Corp
0.990% due 07/03/03	3,990,000	3,989,781

		8,389,656

Repurchase Agreement - 0.00%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $2,000; collateralized by U.S. Treasury Notes—market value $5,884 due 05/15/07)	2,000	2,000

Total Short-Term Investments (Cost $8,391,656)		8,391,656

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 98.07% (Cost $727,351,248)		759,375,486

	Shares
SECURITIES LENDING COLLATERAL - 12.17%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	94,186,678	94,186,678

Total Securities Lending Collateral (Cost $94,186,678)		94,186,678

TOTAL INVESTMENTS - 110.24% (Cost $821,537,926)		853,562,164

OTHER ASSETS & LIABILITIES, NET - (10.24%)		(79,273,023)

NET ASSETS - 100.00%		$774,289,141

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

EQUITY INCOME PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. CONVERTIBLE PREFERRED STOCKS - 2.62%

Autos & Transportation - 0.31%

Ford Motor Co Capital Trust II 6.500%	9,934	$431,632

Financial Services - 0.49%

The Hartford Financial Services Group 6.000%	4,109	224,516
The Hartford Financial Services Group 7.000%	8,493	447,072

		671,588

Health Care - 0.40%

Anthem Inc 6.000%	5,842	546,694

Materials & Processing - 0.16%

Boise Cascade Corp UT 7.500%	5,349	220,593

Producer Durables - 0.76%

Northrop Grumman Corp 7.250%	964	98,087
Xerox Corp 6.250%	9,041	949,305

		1,047,392

Technology - 0.20%

Raytheon Co 8.250%	3,795	217,226
Solectron Corp 7.250%	4,940	57,996

		275,222

Utilities - 0.30%

CenterPoint Energy Inc 2.000%	4,300	137,686
Dominion Resources Inc VA 9.500%	4,634	273,221

		410,907

Total U.S. Convertible Preferred Stocks (Cost $3,276,684)		3,604,028

U.S. COMMON STOCKS - 78.91%

Autos & Transportation - 1.75%

Southwest Airlines Co	9,700	166,840
Union Pacific Corp	38,561	2,237,309

		2,404,149

Consumer Discretionary - 9.00%

AOL Time Warner Inc*	28,000	450,520
BearingPoint Inc*	9,730	93,894
Darden Restaurants Inc	11,400	216,372
Federated Department Stores Inc	6,780	249,843
InterActiveCorp*	17,260	682,978
J.C. Penney Co Inc	52,058	877,177
Kimberly-Clark Corp	21,608	1,126,641
Knight-Ridder Inc	5,270	363,261
Liberty Media Corp ‘A’*	169,331	1,957,466
Limited Brands Inc	39,998	619,969
Marriott International Inc ‘A’	13,850	532,117
Office Depot Inc*	46,761	678,502
Republic Services Inc*	56,856	1,288,926
The TJX Cos Inc	30,760	579,518
The Walt Disney Co	66,879	1,320,860
Waste Management Inc	23,000	554,070
Whirlpool Corp	10,104	643,625
Yum! Brands Inc*	4,260	125,926

		12,361,665

Consumer Staples - 3.99%

Altria Group Inc	50,233	2,282,588
Coca-Cola Enterprises Inc	27,812	504,788
CVS Corp	11,300	316,739
H.J. Heinz Co	24,285	800,919
Kraft Foods Inc ‘A’	15,140	492,807
Pepsi Bottling Group Inc	23,360	467,667
Sara Lee Corp	32,677	614,654

		5,480,162

Diversified - 1.28%

Fortune Brands Inc	18,784	980,525
Honeywell International Inc	28,919	776,475

		1,757,000

Energy - 0.54%

Apache Corp	6,620	430,697
Burlington Resources Inc	4,580	247,641
Valero Energy Corp	1,568	56,965

		735,303

Financial Services - 29.08%

American International Group Inc	21,990	1,213,408
Aon Corp	12,200	293,776
Bank of America Corp	44,020	3,478,901
BB&T Corp	15,491	531,341
Berkshire Hathaway Inc ‘B’*	374	908,820
Charter One Financial Inc	16,562	516,403
CIGNA Corp	13,952	654,907
CIT Group Inc	10,350	255,128
Citigroup Inc	141,796	6,068,869
Comerica Inc	21,143	983,150
Compass Bancshares Inc	10,172	355,308
Equity Office Properties Trust	48,898	1,320,735
Fannie Mae	17,827	1,202,253
FleetBoston Financial Corp	21,387	635,408
Freddie Mac	29,293	1,487,206
GreenPoint Financial Corp	5,280	268,963
J.P. Morgan Chase & Co	67,051	2,291,803
M&T Bank Corp	4,000	336,880
MBIA Inc	12,170	593,288
MBNA Corp	24,160	503,494
Merrill Lynch & Co Inc	31,867	1,487,552
Radian Group Inc	23,242	851,819
SouthTrust Corp	2,993	81,410
State Street Corp	11,000	433,400
The Bank of New York Co Inc	76,406	2,196,672
The PMI Group Inc	25,478	683,830
Travelers Property Casualty Corp ‘B’	40,620	640,577
U.S. Bancorp	135,403	3,317,374
Wachovia Corp	56,614	2,262,295
Washington Mutual Inc	54,249	2,240,484
Wells Fargo & Co	14,395	725,508
Zions Bancorp	21,840	1,105,322

		39,926,284

Health Care - 3.47%

Abbott Laboratories	30,240	1,323,302
AmerisourceBergen Corp	9,080	629,698
King Pharmaceuticals Inc*	49,360	728,554
Pfizer Inc	60,927	2,080,657

		4,762,211

Integrated Oils - 6.48%

ConocoPhillips	36,995	2,027,326
Exxon Mobil Corp	122,313	4,392,260
GlobalSantaFe Corp	29,353	685,099

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

EQUITY INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Noble Corp*	16,800	$576,240
Unocal Corp	42,299	1,213,558

		8,894,483

Materials & Processing - 3.91%

Alcoa Inc	1,612	41,106
Avery Dennison Corp	2,100	105,420
Boise Cascade Corp	12,740	304,486
Engelhard Corp	29,780	737,651
Masco Corp	17,700	422,145
PPG Industries Inc	13,310	675,349
Smurfit-Stone Container Corp*	48,720	634,822
Sonoco Products Co	35,925	862,918
The Dow Chemical Co	38,705	1,198,307
Weyerhaeuser Co	7,100	383,400

		5,365,604

Producer Durables - 3.02%

Dover Corp	29,163	873,723
Emerson Electric Co	5,760	294,336
Northrop Grumman Corp	9,910	855,134
Parker Hannifin Corp	6,901	289,773
Pitney Bowes Inc	11,468	440,486
The Boeing Co	21,646	742,891
W.W. Grainger Inc	4,540	212,290
Xerox Corp*	41,400	438,426

		4,147,059

Technology - 4.83%

BMC Software Inc*	24,239	395,823
Computer Associates International Inc	70,410	1,568,735
Hewlett-Packard Co	142,355	3,032,162
International Business Machines Corp	5,470	451,275
PeopleSoft Inc*	40,700	715,913
Raytheon Co	14,400	472,896

		6,636,804

Utilities - 11.56%

AT&T Wireless Services Inc*	33,850	277,908
BellSouth Corp	42,858	1,141,309
CenterPoint Energy Inc	110,401	899,768
Comcast Corp Special ‘A’*	52,740	1,520,494
Constellation Energy Group Inc	8,720	299,096
Dominion Resources Inc VA	14,170	910,706
DPL Inc	36,510	581,969
Edison International*	28,590	469,734
Entergy Corp	12,388	653,839
Exelon Corp	9,835	588,231
FirstEnergy Corp	13,451	517,191
NiSource Inc	7,092	134,748
Northeast Utilities Inc	24,772	414,683
PG&E Corp*	36,240	766,476
Progress Energy Inc	22,467	986,301
SBC Communications Inc	92,156	2,354,586
Verizon Communications Inc	84,867	3,348,003

		15,865,042

Total U.S. Common Stocks (Cost $102,707,722)		108,335,766

FOREIGN COMMON STOCKS - 9.76%

Bermuda - 4.24%

ACE Ltd	51,113	1,752,665
Ingersoll-Rand Co Ltd ‘A’	25,751	1,218,537
Tyco International Ltd	75,770	1,438,115
XL Capital Ltd ‘A’	17,060	1,415,980

		5,825,297

Canada - 1.12%

Abitibi-Consolidated Inc	19,300	123,713
Canadian National Railway Co	9,350	451,231
Celestica Inc*	61,100	962,936

		1,537,880

France - 1.00%

Total SA ADR	18,112	1,372,890

Liberia - 0.50%

Royal Caribbean Cruises Ltd	29,540	684,146

Netherlands - 1.10%

Royal Dutch Petroleum Co ‘NY’	32,588	1,519,253

Singapore - 0.49%

Flextronics International Ltd*	64,470	669,843

United Kingdom - 1.31%

BP PLC ADR	42,823	1,799,422

Total Foreign Common Stocks (Cost $12,307,120)		13,408,731

	Principal Amount
U.S. CONVERTIBLE CORPORATE BONDS & NOTES - 1.23%

Consumer Discretionary - 0.51%

Service Corp International
6.750% due 06/22/08	$677,000	694,771

Consumer Staples - 0.31%

Rite Aid Corp
4.750% due 12/01/06	410,000	426,912

Materials & Processing - 0.41%

Freeport-McMoRan Copper & Gold Inc
8.250% due 01/31/06~	25,000	44,531
8.250% due 01/31/06	291,000	518,344

		562,875

Total U.S. Convertible Corporate Bonds & Notes (Cost $1,406,881)		1,684,558

MORTGAGE-BACKED SECURITY - 0.33%

Government National Mortgage Association - 0.33%

5.000% due 07/01/33#”	445,000	455,847

Total Mortgage-Backed Security (Cost $458,419)		455,847

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

EQUITY INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 0.25%

Fannie Mae
7.250% due 01/15/10	$220,000	$273,235
7.250% due 05/15/30	50,000	66,120

Total U.S. Government Agency Issues (Cost $336,601)		339,355

U.S. TREASURY BOND - 0.18%

6.250% due 05/15/30	195,000	242,821

Total U.S. Treasury Bond (Cost $239,492)		242,821

U.S. TREASURY NOTES - 3.33%

1.750% due 12/31/04	2,200,000	2,219,767
3.000% due 11/15/07	1,330,000	1,372,290
6.500% due 02/15/10	807,000	979,276

Total U.S. Treasury Notes (Cost $4,503,417)		4,571,333

FOREIGN CONVERTIBLE CORPORATE BOND - 0.04%

Bermuda - 0.04%

Tyco International Group SA
2.750% due 01/15/18~	55,000	59,538

Total Foreign Convertible Corporate Bond (Cost $55,204)		59,538

SHORT-TERM INVESTMENT - 3.17%

Repurchase Agreement - 3.17%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $4,349,072; collateralized by U.S. Treasury Notes—market value $4,436,454 due 11/30/04)	4,349,000	4,349,000

Total Short-Term Investment (Cost $4,349,000)		4,349,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.82% (Cost $129,640,540)		137,050,977

	Shares
SECURITIES LENDING COLLATERAL - 3.75%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	5,143,687	5,143,687

Total Securities Lending Collateral (Cost $5,143,687)		5,143,687

TOTAL INVESTMENTS - 103.57% (Cost $134,784,227)		142,194,664

OTHER ASSETS & LIABILITIES, NET - (3.57%)		(4,904,377)

NET ASSETS - 100.00%		$137,290,287

Notes to Schedule of Investments

(a) Transactions in options for the period ended June 30, 2003, were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2002	0	$0
Options Written	457	29,321

Outstanding, June 30, 2003	457	$29,321

(b) Premiums received and value of written options outstanding at June 30, 2003:

Type	Notional Amount	Premium	Value

Call - OTC Celestica Inc Strike @ 16.32 Exp 07/07/03	$15,137	$7,114	$4,390
Call - OTC Flextronics International Ltd
Strike @ 11.60 Exp 07/07/03	$21,414	9,422	856
Call - OTC USA Interactive Strike @ 39.05 Exp 07/07/03	$9,132	12,785	9,132

		$29,321	$14,378

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

RESEARCH PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 90.02%

Autos & Transportation - 3.29%

Harley-Davidson Inc	2,700	$107,622
Lear Corp*	1,700	78,234
Southwest Airlines Co	18,500	318,200
Union Pacific Corp	5,100	295,902

		799,958

Consumer Discretionary - 12.85%

AOL Time Warner Inc*	13,400	215,606
AutoZone Inc*	3,700	281,089
Avon Products Inc	1,200	74,640
Darden Restaurants Inc	3,900	74,022
Fox Entertainment Group Inc ‘A’*	2,400	69,072
Gannett Co Inc	1,000	76,810
Kohl’s Corp*	3,900	200,382
Liberty Media Corp ‘A’*	20,400	235,824
Lowe’s Cos Inc	9,400	403,730
Marriott International Inc ‘A’	3,000	115,260
Omnicom Group Inc	1,100	78,870
Target Corp	3,600	136,224
The TJX Cos Inc	5,100	96,084
The Walt Disney Co	8,800	173,800
Wal-Mart Stores Inc	13,000	697,710
Whirlpool Corp	3,100	197,470

		3,126,593

Consumer Staples - 6.57%

Altria Group Inc	9,300	422,592
CVS Corp	2,600	72,878
General Mills Inc	4,200	199,122
Kraft Foods Inc ‘A’	2,400	78,120
Pepsi Bottling Group Inc	11,700	234,234
PepsiCo Inc	6,000	267,000
The Coca-Cola Co	7,000	324,870

		1,598,816

Diversified - 3.42%

General Electric Co	22,300	639,564
Honeywell International Inc	7,200	193,320

		832,884

Energy - 0.37%

Apache Corp	1,400	91,084

Financial Services - 20.17%

American International Group Inc	13,400	739,412
Automatic Data Processing Inc	1,800	60,948
Bank of America Corp	4,100	324,023
Capital One Financial Corp	1,400	68,852
Citigroup Inc	13,800	590,640
Comerica Inc	3,100	144,150
Equity Office Properties Trust	2,400	64,824
Fannie Mae	5,800	391,152
Fifth Third Bancorp	7,500	430,050
Fiserv Inc*	2,900	103,269
Freddie Mac	7,500	380,775
MBNA Corp	14,400	300,096
Paychex Inc	2,500	73,275
State Street Corp	1,900	74,860
The Bank of New York Co Inc	11,800	339,250
The Charles Schwab Corp	6,800	68,612
Travelers Property Casualty Corp ‘A’	4,300	68,370
Travelers Property Casualty Corp ‘B’	4,300	67,811
U.S. Bancorp	8,000	196,000
Wells Fargo & Co	4,400	221,760
Zions Bancorp	4,000	202,440

		4,910,569

Health Care - 14.44%

Abbott Laboratories	4,300	188,168
Allergan Inc	1,000	77,100
AmerisourceBergen Corp	3,400	235,790
Amgen Inc*	3,500	232,540
Baxter International Inc	3,000	78,000
Cardinal Health Inc	6,700	430,810
Forest Laboratories Inc*	2,500	136,875
Genzyme Corp-General Division*	1,600	66,880
Johnson & Johnson	11,900	615,230
Medtronic Inc	4,000	191,880
Pfizer Inc	31,900	1,089,385
Wyeth	3,800	173,090

		3,515,748

Integrated Oils - 1.72%

ConocoPhillips	4,300	235,640
GlobalSantaFe Corp	7,800	182,052

		417,692

Materials & Processing - 2.63%

Alcoa Inc	4,200	107,100
Avery Dennison Corp	2,200	110,440
E.I. du Pont de Nemours & Co	2,700	112,428
Masco Corp	1,800	42,930
PPG Industries Inc	1,300	65,962
Smurfit-Stone Container Corp*	10,000	130,300
Weyerhaeuser Co	1,300	70,200

		639,360

Producer Durables - 3.15%

Dover Corp	4,600	137,816
Emerson Electric Co	2,500	127,750
Lexmark International Inc*	2,600	184,002
Lockheed Martin Corp	3,500	166,495
Parker Hannifin Corp	1,600	67,184
Xerox Corp*	7,900	83,661

		766,908

Technology - 13.43%

BMC Software Inc*	4,200	68,586
Computer Associates International Inc	10,200	227,256
Dell Computer Corp*	6,900	220,524
Hewlett-Packard Co	29,200	621,960
Intel Corp	24,300	505,051
Microsoft Corp	40,400	1,034,644
Oracle Corp*	19,700	236,794
QUALCOMM Inc	7,600	271,700
Raytheon Co	2,500	82,100

		3,268,615

Utilities - 7.98%

AT&T Wireless Services Inc*	14,700	120,687
BellSouth Corp	11,400	303,582
CenterPoint Energy Inc	8,400	68,460
CenturyTel Inc	4,900	170,765
Comcast Corp ‘A’*	10,700	322,926
Edison International*	8,500	139,655
Entergy Corp	3,500	184,730
FirstEnergy Corp	2,300	88,435
PG&E Corp*	8,800	186,120

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

RESEARCH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Progress Energy Inc	1,800	$79,020
SBC Communications Inc	10,900	278,495

		1,942,875

Total U.S. Common Stocks (Cost $20,504,172)		21,911,102

FOREIGN COMMON STOCKS - 8.59%

Australia - 0.31%

BHP Billiton Ltd	13,000	75,529

Bermuda - 2.49%

ACE Ltd	5,100	174,879
Ingersoll-Rand Co Ltd ‘A’	3,100	146,692
Tyco International Ltd	11,500	218,270
XL Capital Ltd ‘A’	800	66,400

		606,241

Canada - 1.31%

Canadian Natural Resources Ltd	4,000	159,271
Celestica Inc*	4,800	75,648
EnCana Corp (TSX)	2,200	84,258

		319,177

Finland - 0.28%

Nokia OYJ ADR	4,100	67,363

France - 1.09%

Total SA ADR	3,500	265,300

Italy - 0.89%

Eni SPA	14,300	216,496

Liberia - 0.72%

Royal Caribbean Cruises Ltd	7,600	176,016

Netherlands - 0.30%

Royal Dutch Petroleum Co ‘NY’	1,600	74,592

Singapore - 0.35%

Flextronics International Ltd*	8,300	86,237

Switzerland - 0.53%

Ciba Specialty Chemicals AG	940	56,987
Novartis AG	1,800	71,329

		128,316

United Kingdom - 0.32%

BG Group PLC	17,300	76,857

Total Foreign Common Stocks (Cost $1,923,476)		2,092,124

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.31%

Repurchase Agreement - 1.31%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $318,005; collateralized by U.S. Treasury Notes—market value $327,200 due 05/31/04)	$318,000	$318,000

Total Short-Term Investment (Cost $318,000)		318,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.92% (Cost $22,745,648)		24,321,226

	Shares
SECURITIES LENDING COLLATERAL - 2.89%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	702,212	702,212

Total Securities Lending Collateral (Cost $702,212)		702,212

TOTAL INVESTMENTS - 102.81% (Cost $23,447,860)		25,023,438

OTHER ASSETS & LIABILITIES, NET - (2.81%)		(683,504)

NET ASSETS - 100.00%		$24,339,934

Notes to Schedule of Investments

(a) Forward foreign currency contracts outstanding at June 30, 2003, were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation (Depreciation)

Sell	AUD	87,000	09/03	($1,157)
Sell	CAD	75,000	09/03	5
Sell	CAD	321,000	09/03	(6,459)
Sell	CHF	156,000	09/03	3,414
Sell	EUR	471,900	09/03	10,398
Sell	EUR	76,000	09/03	(473)
Sell	GBP	35,000	09/03	(777)
Buy	JPY	5,399,000	09/03	(759)
Sell	JPY	3,928,000	09/03	250
Sell	SGD	93,000	09/03	1,127

				$5,569

(b)	Principal amount denoted in the indicated currency:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Eurodollar

GBP - British Pound

JPY - Japanese Yen

SGD - Singapore Dollar

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

EQUITY PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 99.71%

Autos & Transportation - 0.11%

Southwest Airlines Co	26,300	$452,360

Consumer Discretionary - 18.33%

Abercrombie & Fitch Co ‘A’*	19,500	553,995
Advance Auto Parts Inc*	31,700	1,930,530
AOL Time Warner Inc*	51,100	822,199
Apollo Group Inc ‘A’*	49,900	3,081,824
AutoZone Inc*	23,200	1,762,504
Bed Bath & Beyond Inc*	44,700	1,734,807
Best Buy Co Inc*	68,500	3,008,520
Career Education Corp*	39,700	2,716,274
CBRL Group Inc	9,000	349,740
Chico’s FAS Inc*	18,000	378,900
EchoStar Communications Corp ‘A’*	54,800	1,897,176
Expedia Inc*	9,600	733,248
Family Dollar Stores Inc	24,300	927,045
Federated Department Stores Inc	34,000	1,252,900
Fox Entertainment Group Inc ‘A’*	26,700	768,426
Getty Images Inc*	11,600	479,080
GTECH Holdings Corp*	21,800	820,770
Harrah’s Entertainment Inc*	46,400	1,867,136
Home Depot Inc	164,600	5,451,552
International Game Technology*	3,700	378,621
Iron Mountain Inc*	25,800	956,922
Kohl’s Corp*	28,700	1,474,606
Krispy Kreme Doughnuts Inc*	15,500	638,290
Lamar Advertising Co*	20,380	717,580
Liz Claiborne Inc	14,700	518,175
Lowe’s Cos Inc	155,800	6,691,610
Marriott International Inc ‘A’	10,100	388,042
Mattel Inc	83,700	1,583,604
Office Depot Inc*	29,900	433,849
Omnicom Group Inc	14,900	1,068,330
Reebok International Ltd*	39,600	1,331,748
Rent-A-Center Inc*	5,800	439,698
Staples Inc*	112,500	2,064,375
Starbucks Corp*	74,500	1,826,740
The McGraw-Hill Cos Inc	7,300	452,600
The TJX Cos Inc	145,900	2,748,756
The Walt Disney Co	30,100	594,475
Timberland Co ‘A’*	5,600	296,016
VeriSign Inc*	60,300	833,949
Viacom Inc ‘B’*	52,300	2,283,418
Wal-Mart Stores Inc	215,400	11,560,518
Whirlpool Corp	20,800	1,324,960
Williams-Sonoma Inc*	29,200	852,640
Yum! Brands Inc*	27,900	824,724

		72,820,872

Consumer Staples - 6.31%

Altria Group Inc	97,400	4,425,856
Anheuser-Busch Cos Inc	28,900	1,475,345
Coca-Cola Enterprises Inc	50,000	907,500
Colgate-Palmolive Co	25,500	1,477,725
Pepsi Bottling Group Inc	24,700	494,494
PepsiCo Inc	151,400	6,737,300
Performance Food Group Co*	7,300	270,100
Procter & Gamble Co	74,600	6,652,828
Sysco Corp	20,800	624,832
The Kroger Co*	71,200	1,187,616
Walgreen Co	26,900	809,690

		25,063,286

Diversified - 6.45%

3M Co	39,300	5,068,914
General Electric Co	716,200	20,540,616

		25,609,530

Energy - 0.50%

BJ Services Co*	31,100	1,161,896
Burlington Resources Inc	15,000	811,050

		1,972,946

Financial Services - 11.60%

Affiliated Computer Services Inc ‘A’*	21,500	983,195
American International Group Inc	115,200	6,356,736
Automatic Data Processing Inc	21,000	711,060
Brown & Brown Inc	17,900	581,750
Capital One Financial Corp	57,800	2,842,604
Citigroup Inc	116,400	4,981,920
Doral Financial Corp	15,300	683,145
Fair Issac Corp	16,100	828,345
Fannie Mae	102,100	6,885,624
Fidelity National Financial Inc	41,125	1,265,005
Fiserv Inc*	16,600	591,126
Freddie Mac	55,300	2,807,581
H&R Block Inc	19,000	821,750
MBNA Corp	356,400	7,427,376
Paychex Inc	27,000	791,370
SEI Investments Co	13,400	428,800
State Street Corp	27,500	1,083,500
SunGard Data Systems Inc*	36,800	953,488
Travelers Property Casualty Corp ‘A’	1	16
U.S. Bancorp	72,000	1,764,000
Waddell & Reed Financial Inc ‘A’	12,100	310,607
Washington Mutual Inc	17,600	726,880
Wells Fargo & Co	26,800	1,350,720
Zions Bancorp	17,900	905,919

		46,082,517

Health Care - 30.22%

Abbott Laboratories	116,400	5,093,664
AdvancePCS*	71,100	2,718,153
Allergan Inc	34,500	2,659,950
AmerisourceBergen Corp	61,600	4,271,960
Amgen Inc*	152,400	10,125,456
Anthem Inc*	10,400	802,360
Barr Laboratories Inc*	20,600	1,349,300
Beckman Coulter Inc	7,000	284,480
Boston Scientific Corp*	23,800	1,454,180
Cardinal Health Inc	119,200	7,664,560
Caremark Rx Inc*	18,900	485,352
Coventry Health Care Inc*	36,400	1,680,224
Eli Lilly & Co	28,400	1,958,748
Express Scripts Inc*	34,200	2,336,544
Forest Laboratories Inc*	48,500	2,655,375
Genzyme Corp-General Division*	22,800	953,040
Gilead Sciences Inc*	35,200	1,956,416
Guidant Corp	28,100	1,247,359
Health Management Associates Inc ‘A’	33,100	610,695
Henry Schein Inc*	6,800	355,912
Johnson & Johnson	251,000	12,976,700
MedImmune Inc*	74,300	2,702,291
Medtronic Inc	99,800	4,787,406
Merck & Co Inc	113,800	6,890,590
Mid Atlantic Medical Services Inc*	14,200	742,660
Pfizer Inc	685,900	23,423,485
Quest Diagnostics Inc*	8,750	558,250
Steris Corp*	30,000	692,700
UnitedHealth Group Inc	79,800	4,009,950
Universal Health Services Inc ‘B’*	17,100	677,502

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Varian Medical Systems Inc*	8,200	$472,074
WellPoint Health Networks Inc*	37,000	3,119,100
Wyeth	183,100	8,340,205

		120,056,641

Integrated Oils - 0.14%

GlobalSantaFe Corp	23,800	555,492

Materials & Processing - 0.75%

Freeport-McMoRan Copper & Gold Inc ‘B’	101,000	2,474,500
Sealed Air Corp*	10,500	500,430

		2,974,930

Producer Durables - 1.30%

KLA-Tencor Corp*	21,200	985,588
Lam Research Corp*	62,700	1,141,767
Lexmark International Inc*	42,800	3,028,956

		5,156,311

Technology - 21.27%

Adobe Systems Inc	48,400	1,552,188
Arrow Electronics Inc*	12,200	185,928
Avaya Inc*	27,200	175,712
BEA Systems Inc*	35,800	388,788
CIENA Corp*	160,300	831,957
Cisco Systems Inc*	550,100	9,181,169
Computer Associates International Inc	147,000	3,275,160
Dell Computer Corp*	371,700	11,879,532
Electronic Data Systems Corp	3,700	79,365
Harris Corp	9,100	273,455
Intel Corp	661,700	13,752,773
International Business Machines Corp	71,500	5,898,750
Intersil Corp ‘A’*	20,600	548,166
L-3 Communications Holdings Inc*	15,000	652,350
Macromedia Inc*	23,600	496,544
Mercury Interactive Corp*	10,300	397,683
Microsoft Corp	760,300	19,471,283
Oracle Corp*	347,200	4,173,344
PMC-Sierra Inc*	69,700	817,581
QLogic Corp*	71,200	3,441,096
QUALCOMM Inc	108,900	3,893,175
Symantec Corp*	71,000	3,114,060

		84,480,059

Utilities - 2.73%

AT&T Wireless Services Inc*	275,700	2,263,497
BellSouth Corp	31,200	830,856
CenturyTel Inc	54,100	1,885,385
Comcast Corp ‘A’*	15,100	455,718
Comcast Corp Special ‘A’*	85,600	2,467,848
Edison International*	69,400	1,140,242
Entergy Corp	23,700	1,250,886
Sprint Corp-FON Group	39,000	561,600

		10,856,032

Total U.S. Common Stocks (Cost $412,743,729)		396,080,976

FOREIGN COMMON STOCK - 0.52%

Liberia - 0.52%

Royal Caribbean Cruises Ltd	88,800	2,056,608

Total Foreign Common Stock (Cost $1,698,695)		2,056,608

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.23% (Cost $414,442,424)		398,137,584

SECURITIES LENDING COLLATERAL - 4.40%

State Street Navigator Securities Lending Prime Portfolio 1.140% ^^	17,496,984	17,496,984

Total Securities Lending Collateral (Cost $17,496,984)		17,496,984

TOTAL INVESTMENTS - 104.63% (Cost $431,939,408)		415,634,568

OTHER ASSETS & LIABILITIES, NET - (4.63%)		(18,409,120)

NET ASSETS - 100.00%		$397,225,448

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

AGGRESSIVE EQUITY PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 92.10%

Autos & Transportation - 2.56%

Landstar System Inc*	13,920	$874,872
Mesa Air Group Inc*	266,443	2,131,544
Pacer International Inc*	96,881	1,827,176
Visteon Corp	221,828	1,523,958

		6,357,550

Consumer Discretionary - 19.79%

Activision Inc*	39,500	510,340
ADVO Inc*	42,748	1,898,011
AnnTaylor Stores Corp*	69,177	2,002,674
Arbitron Inc*	35,882	1,280,987
Argosy Gaming Co*	77,920	1,629,307
Barnes & Noble Inc*	81,214	1,871,983
Cox Radio Inc ‘A’*	20,700	478,377
CSK Auto Corp*	25,900	374,255
Emmis Communications Corp ‘A’*	108,155	2,482,157
Foot Locker Inc	100,003	1,325,040
Global Imaging Systems Inc*	122,722	2,842,242
International Flavors & Fragrances Inc	17,573	561,106
Liz Claiborne Inc	44,800	1,579,200
Lone Star Steakhouse & Saloon Inc	68,349	1,487,958
MAXIMUS Inc*	63,436	1,752,737
Meredith Corp	29,464	1,296,416
Michaels Stores Inc*	12,700	483,362
Mohawk Industries Inc*	19,600	1,088,388
Movie Gallery Inc*	64,600	1,191,870
Park Place Entertainment Corp*	302,624	2,750,852
Regal Entertainment Group ‘A’	131,463	3,099,898
Rent-A-Center Inc*	16,600	1,258,446
Ross Stores Inc	36,320	1,552,317
Sinclair Broadcast Group Inc ‘A’*	245,822	2,853,993
The ServiceMaster Co	64,076	685,613
The Yankee Candle Co Inc*	126,395	2,934,892
Valassis Communications Inc *	18,600	478,392
VeriSign Inc*	102,800	1,421,724
Viad Corp	126,800	2,839,052
West Corp*	41,500	1,105,975
Whirlpool Corp	16,600	1,057,420
Wolverine World Wide Inc	56,800	1,093,968

		49,268,952

Consumer Staples - 1.74%

Hormel Foods Corp	50,309	1,192,323
Ralcorp Holdings Inc*	28,700	716,352
SUPERVALU Inc	21,300	454,116
The Dial Corp	101,633	1,976,762

		4,339,553

Diversified - 1.60%

Brunswick Corp	158,995	3,978,055

Energy - 2.77%

Cabot Oil & Gas Corp	51,500	1,421,915
FMC Technologies Inc*	96,075	2,022,379
Key Energy Services Inc*	101,800	1,091,296
Noble Energy Inc	33,132	1,252,390
Premcor Inc*	51,900	1,118,445

		6,906,425

Financial Services - 23.07%

American Financial Realty Trust	60,100	896,091
Barra Inc*	13,844	494,231
Brandywine Realty Trust	40,507	997,282
Brookline Bancorp Inc	189,400	2,651,600
CBL & Associates Properties Inc	19,400	834,200
Commerce Bancorp Inc NJ	31,300	1,161,230
Compass Bancshares Inc	81,894	2,860,557
Equifax Inc	56,388	1,466,088
FactSet Research Systems Inc	9,200	405,260
Federated Investors Inc ‘B’	137,428	3,768,276
Friedman Billings Ramsey Group Inc ‘A’	78,500	1,051,900
General Growth Properties Inc	8,400	524,496
Interactive Data Corp*	112,624	1,903,346
iShares Russell 1000 Index Fund	17,756	924,910
iShares Russell 2000 Index Fund	21,478	1,909,394
LandAmerica Financial Group Inc	43,200	2,052,000
New York Community Bancorp Inc	62,245	1,810,707
Odyssey Re Holdings Corp	115,700	2,441,270
Providian Financial Corp*	152,500	1,412,150
SL Green Realty Corp	60,756	2,119,777
Sovereign Bancorp Inc	399,792	6,256,745
Stancorp Financial Group Inc	4,500	234,990
Student Loan Corp	8,700	1,096,200
T. Rowe Price Group Inc	112,900	4,261,975
The Mills Corp	35,600	1,194,380
The PMI Group Inc	43,200	1,159,488
The Rouse Co	32,800	1,249,680
W Holding Co Inc	49,500	837,540
W.R. Berkley Corp	24,200	1,275,340
Waddell & Reed Financial Inc ‘A’	180,700	4,638,569
Webster Financial Corp	36,240	1,369,872
Westamerica Bancorp	41,944	1,806,948
Wilmington Trust Corp	12,400	363,940

		57,430,432

Health Care - 9.82%

American Medical Systems Holdings Inc*	59,500	1,003,765
AMERIGROUP Corp*	35,100	1,305,720
Amylin Pharmaceuticals Inc*	43,381	949,610
Apria Healthcare Group Inc*	48,653	1,210,487
Barr Laboratories Inc*	7,500	491,250
Beckman Coulter Inc	40,786	1,657,543
BioMarin Pharmaceuticals Inc*	59,300	578,768
Bio-Rad Laboratories Inc ‘A’*	17,100	946,485
C.R. Bard Inc	48,960	3,491,338
Celgene Corp*	21,900	665,760
INAMED Corp*	27,500	1,476,475
King Pharmaceuticals Inc*	89,400	1,319,544
Manor Care Inc*	19,300	482,693
Medicines Co*	29,900	588,731
Medicis Pharmaceutical Corp ‘A’	21,400	1,213,380
Mentor Corp MN	45,355	878,980
Renal Care Group Inc*	35,861	1,262,666
Sybron Dental Specialties Inc*	109,260	2,578,536
Telik Inc*	41,800	671,726
Watson Pharmaceuticals Inc*	41,284	1,666,635

		24,440,092

Materials & Processing - 4.36%

Albemarle Corp	45,453	1,271,320
Ferro Corp	116,895	2,633,644
Insituform Technologies Inc ‘A’*	53,617	947,949
Lubrizol Corp	54,600	1,692,054
Mueller Industries Inc*	44,648	1,210,407
Pactiv Corp*	81,550	1,607,351
Quanex Corp	8,000	237,760
Smurfit-Stone Container Corp*	28,107	366,234
Steel Dynamics Inc*	64,446	882,910

		10,849,629

Producer Durables - 10.98%

Actuant Corp ‘A’*	51,215	2,423,494
Applied Films Corp*	18,227	471,715

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

AGGRESSIVE EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Belden Inc	92,426	$1,468,649
Briggs & Stratton Corp	73,033	3,688,167
Cognex Corp*	90,167	2,015,232
Flowserve Corp*	35,000	688,450
HON Industries Inc	42,400	1,293,200
Hovnanian Enterprises Inc ‘A’*	8,400	495,180
IDEX Corp	20,400	739,296
Itron Inc*	14,700	316,932
Mykrolis Corp*	206,200	2,092,930
NVR Inc*	3,655	1,502,205
Pall Corp	56,800	1,278,000
Pentair Inc	57,204	2,234,388
Teledyne Technologies Inc*	113,014	1,480,483
The Ryland Group Inc	17,600	1,221,440
United Defense Industries Inc*	73,527	1,907,290
Waters Corp*	69,200	2,015,796

		27,332,847

Technology - 9.74%

Advanced Fibre Communications Inc*	82,900	1,357,902
Agere Systems Inc ‘A’*	493,000	1,148,690
Avocent Corp*	40,900	1,224,137
BMC Software Inc*	72,100	1,177,393
Cognizant Technology Solutions Corp*	49,800	1,213,128
Harris Corp	11,700	351,585
Hyperion Solutions Corp*	45,200	1,525,952
Infonet Services Corp ‘B’*	131,300	208,767
Integrated Circuit Systems Inc*	75,500	2,372,965
Integrated Device Technology Inc*	45,600	503,880
Lattice Semiconductor Corp*	297,931	2,451,972
NetScreen Technologies Inc*	52,600	1,186,130
Network Associates Inc*	111,618	1,415,316
Progress Software Corp*	51,600	1,069,668
RadiSys Corp*	122,700	1,619,640
SBS Technologies Inc*	139,000	1,366,509
Scientific-Atlanta Inc	65,300	1,556,752
Storage Technology Corp*	75,900	1,953,666
UTStarcom Inc*	15,100	537,107

		24,241,159

Utilities - 5.67%

CenturyTel Inc	25,200	878,220
Cincinnati Bell Inc*	36,600	245,220
Citizens Communications Co*	113,100	1,457,859
Commonwealth Telephone Enterprises Inc*	44,567	1,959,611
DPL Inc	30,700	489,358
Nicor Inc	32,200	1,194,942
OGE Energy Corp	91,542	1,956,253
PNM Resources Inc	106,559	2,850,453
Puget Energy Inc	75,476	1,801,612
Sierra Pacific Resources Corp*	214,176	1,272,205

		14,105,733

Total U.S. Common Stocks (Cost $216,352,489)		229,250,427

FOREIGN COMMON STOCKS - 5.35%

Bermuda - 2.41%

IPC Holdings Ltd	90,651	3,036,808
Marvell Technology Group Ltd*	47,100	1,618,827
Orient-Express Hotels Ltd ‘A’*	90,251	1,331,202

		5,986,837

Canada - 1.83%

Celestica Inc*	145,178	2,288,005
Zarlink Semiconductor Inc*	437,800	2,272,182

		4,560,187

Sweden - 0.58%

Autoliv Inc	53,648	1,452,788

United Kingdom - 0.53%

Amdocs Ltd*	54,600	1,310,400

Total Foreign Common Stocks (Cost $13,890,339)		13,310,212

	Principal Amount
SHORT-TERM INVESTMENT - 2.64%

Repurchase Agreement - 2.64%

Bank of America Corp 1.150% due 07/01/03 (Dated 06/30/03, repurchase price of $6,579,210; collateralized by Freddie Mac—market value $6,839,054 due 05/20/04)	$6,579,000	6,579,000

Total Short-Term Investment (Cost $6,579,000)		6,579,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.09% (Cost $236,821,828)		249,139,639

	Shares
SECURITIES LENDING COLLATERAL - 14.14%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	35,196,533	35,196,533

Total Securities Lending Collateral (Cost $35,196,533)		35,196,533

TOTAL INVESTMENTS - 114.23% (Cost $272,018,361)		284,336,172

OTHER ASSETS & LIABILITIES, NET - (14.23%)		(35,415,768)

NET ASSETS - 100.00%		$248,920,404

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 83.71%

Consumer Discretionary - 11.66%

Federated Department Stores Inc	459,100	$16,917,835
Home Depot Inc	562,800	18,639,936
Kimberly-Clark Corp	425,100	22,164,714
Liberty Media Corp ‘A’*	1,888,300	21,828,748
McDonald’s Corp	1,197,300	26,412,438
MGM MIRAGE*	271,100	9,266,198
Target Corp	520,000	19,676,800
The Gap Inc	343,100	6,436,556
Waste Management Inc	345,900	8,332,731

		149,675,956

Consumer Staples - 7.32%

Altria Group Inc	793,600	36,061,184
Kraft Foods Inc ‘A’	253,400	8,248,170
R.J. Reynolds Tobacco Holdings Inc	349,100	12,990,011
Safeway Inc*	1,039,900	21,276,354
The Kroger Co*	924,500	15,420,660

		93,996,379

Diversified - 2.10%

Fortune Brands Inc	181,400	9,469,080
Honeywell International Inc	650,400	17,463,240

		26,932,320

Energy - 1.23%

ENSCO International Inc	585,700	15,755,330

Financial Services - 24.10%

American Express Co	345,600	14,449,536
American International Group Inc	382,300	21,095,314
Bank of America Corp	202,200	15,979,866
Equity Office Properties Trust	682,300	18,428,923
FleetBoston Financial Corp	593,500	17,632,885
J.P. Morgan Chase & Co	473,700	16,191,066
Loews Corp	288,300	13,633,707
MBNA Corp	767,000	15,984,280
Merrill Lynch & Co Inc	454,000	21,192,720
Morgan Stanley	325,300	13,906,575
The Bank of New York Co Inc	659,100	18,949,125
The Goldman Sachs Group Inc	190,800	15,979,500
The Hartford Financial Services Group Inc	218,400	10,998,624
The St. Paul Cos Inc	368,900	13,468,539
U.S. Bancorp	806,100	19,749,450
Wachovia Corp	373,900	14,941,044
Waddell & Reed Financial Inc ‘A’	645,400	16,567,418
Washington Mutual Inc	365,300	15,086,890
Wells Fargo & Co	300,000	15,120,000

		309,355,462

Health Care - 7.72%

Bristol-Myers Squibb Co	467,000	12,679,050
HCA Inc	506,400	16,225,056
Pfizer Inc	817,000	27,900,550
Schering-Plough Corp	944,500	17,567,700
Tenet Healthcare Corp*	664,600	7,742,590
Wyeth	374,300	17,049,365

		99,164,311

Integrated Oils - 3.66%

ChevronTexaco Corp	253,400	18,295,480
GlobalSantaFe Corp	408,100	9,525,054
Transocean Inc*	869,900	19,111,703

		46,932,237

Materials & Processing - 4.13%

Alcoa Inc	880,300	22,447,650
International Paper Co	523,900	18,718,947
The Dow Chemical Co	382,700	11,848,392

		53,014,989

Producer Durables - 1.39%

United Technologies Corp	251,900	17,842,077

Technology - 9.66%

3Com Corp*	1,248,000	5,840,640
Comverse Technology Inc*	866,300	13,020,489
Hewlett-Packard Co	1,350,700	28,769,910
Intel Corp	101,400	2,107,497
LSI Logic Corp*	594,200	4,206,936
Lucent Technologies Inc*	5,475,800	11,115,874
Micron Technology Inc*	535,100	6,223,213
Motorola Inc	1,725,600	16,272,408
Solectron Corp*	2,973,300	11,120,142
Sun Microsystems Inc*	3,883,600	17,864,561
VERITAS Software Corp*	260,900	7,480,004

		124,021,674

Utilities - 10.74%

AT&T Corp	511,100	9,838,675
AT&T Wireless Services Inc*	2,462,300	20,215,483
Comcast Corp ‘A’*	410,599	12,391,878
Comcast Corp Special ‘A’*	426,800	12,304,644
NiSource Inc	797,900	15,160,100
Progress Energy Inc	342,700	15,044,530
SBC Communications Inc	818,700	20,917,785
Verizon Communications Inc	677,200	26,715,540
Xcel Energy Inc	356,800	5,366,272

		137,954,907

Total U.S. Common Stocks (Cost $1,094,873,813)		1,074,645,642

FOREIGN PREFERRED STOCK - 1.64%

Australia - 1.64%

The News Corp Ltd ADR	841,000	21,067,050

Total Foreign Preferred Stock (Cost $24,095,529)		21,067,050

FOREIGN COMMON STOCKS - 6.93%

Bermuda - 1.24%

XL Capital Ltd ‘A’	193,000	16,019,000

Finland - 1.44%

Nokia OYJ ADR	1,124,300	18,472,249

France - 1.28%

Total SA ADR	216,300	16,395,540

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Netherlands - 1.18%

ASML Holding NV ‘NY’*	37,700	$360,412
Royal Dutch Petroleum Co ‘NY’	317,300	14,792,526

		15,152,938

United Kingdom - 1.79%

BP PLC ADR	494,900	20,795,698
Willis Group Holdings Ltd	69,000	2,121,750

		22,917,448

Total Foreign Common Stocks (Cost $88,253,794)		88,957,175

	Principal Amount
SHORT-TERM INVESTMENT - 7.39%

Repurchase Agreement - 7.39%

State Street Bank & Trust Co 1.000% due 07/01/03 (Dated 06/30/03, repurchase price of $94,911,636; collateralized by U.S. Treasury Bonds—market value $45,901,045 due 08/28/03; and market value $45,904,950 due 10/09/03; and market value $5,009,606 due 08/15/05)	$94,909,000	94,909,000

Total Short-Term Investment (Cost $94,909,000)		94,909,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.67% (Cost $1,302,132,136)		1,279,578,867

	Shares
SECURITIES LENDING COLLATERAL - 1.64%

State Street Navigator Securities Lending Prime Portfolio 1.140% ^^	21,077,042	21,077,042

Total Securities Lending Collateral (Cost $21,077,042)		21,077,042

TOTAL INVESTMENTS - 101.31% (Cost $1,323,209,178)		1,300,655,909

OTHER ASSETS & LIABILITIES, NET - (1.31%)		(16,869,991)

NET ASSETS - 100.00%		$1,283,785,918

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 83.30%

Autos & Transportation - 0.61%

Burlington Northern Santa Fe Corp	55,600	$1,581,264

Consumer Discretionary - 10.12%

Federated Department Stores Inc	224,300	8,265,455
Home Depot Inc	23,400	775,008
Jones Apparel Group Inc*	47,800	1,398,628
Kimberly-Clark Corp	93,700	4,885,518
Limited Brands Inc	78,300	1,213,650
McDonald’s Corp	188,400	4,156,104
The May Department Stores Co	32,700	727,902
The Walt Disney Co	239,300	4,726,175

		26,148,440

Consumer Staples - 6.39%

Altria Group Inc	94,000	4,271,360
CVS Corp	126,600	3,548,598
Sara Lee Corp	122,100	2,296,701
The Kroger Co*	384,200	6,408,456

		16,525,115

Diversified - 4.02%

Schlumberger Ltd	218,600	10,398,802

Energy - 5.20%

Diamond Offshore Drilling Inc	182,900	3,839,071
Halliburton Co	417,100	9,593,300

		13,432,371

Financial Services - 18.67%

AMBAC Financial Group Inc	31,600	2,093,500
Bank of America Corp	78,700	6,219,661
Berkshire Hathaway Inc ‘B’*	158	383,940
Capital One Financial Corp	21,500	1,057,370
Chubb Corp	99,900	5,994,000
Citigroup Inc	93,900	4,018,920
Fannie Mae	19,500	1,315,080
Freddie Mac	169,600	8,610,592
J.P. Morgan Chase & Co	30,900	1,056,162
Merrill Lynch & Co Inc	33,300	1,554,444
PNC Financial Services Group Inc	30,500	1,488,705
Principal Financial Group Inc	21,200	683,700
SunGard Data Systems Inc*	33,600	870,576
SunTrust Banks Inc	20,300	1,204,602
The Allstate Corp	91,800	3,272,670
The Goldman Sachs Group Inc	7,600	636,500
Torchmark Corp	45,100	1,679,975
Travelers Property Casualty Corp ‘A’	26,500	421,350
Travelers Property Casualty Corp ‘B’	46,900	739,613
Washington Mutual Inc	11,100	458,430
Wells Fargo & Co	89,000	4,485,600

		48,245,390

Health Care - 10.72%

Aetna Inc	42,000	2,528,400
Bristol-Myers Squibb Co	404,100	10,971,315
Merck & Co Inc	52,600	3,184,930
Pfizer Inc	118,800	4,057,020
Schering-Plough Corp	128,000	2,380,800
Tenet Healthcare Corp*	105,600	1,230,240
Wyeth	73,400	3,343,370

		27,696,075

Integrated Oils - 3.60%

ConocoPhillips	61,500	3,370,200
GlobalSantaFe Corp	167,800	3,916,452
Transocean Inc*	91,300	2,005,861

		9,292,513

Materials & Processing - 9.20%

Alcoa Inc	82,000	2,091,000
Boise Cascade Corp	97,900	2,339,810
E.I. du Pont de Nemours & Co	40,400	1,682,256
Georgia-Pacific Corp	272,000	5,154,400
International Paper Co	77,300	2,761,929
Phelps Dodge Corp*	48,800	1,870,992
The Dow Chemical Co	204,500	6,331,320
United States Steel Corp	95,400	1,561,698

		23,793,405

Producer Durables - 1.68%

Cognex Corp*	70,500	1,575,675
Credence Systems Corp*	96,500	817,355
Lexmark International Inc*	20,000	1,415,400
Novellus Systems Inc*	14,800	541,991

		4,350,421

Technology - 3.47%

Cisco Systems Inc*	48,600	811,134
Comverse Technology Inc*	22,000	330,660
Electronics for Imaging Inc*	51,900	1,053,051
Hewlett-Packard Co	133,400	2,841,420
Intel Corp	22,600	469,719
International Business Machines Corp	8,800	726,000
Jabil Circuit Inc*	36,400	804,440
JDS Uniphase Corp*	129,000	452,790
Microsoft Corp	39,100	1,001,351
Motorola Inc	51,100	481,873

		8,972,438

Utilities - 9.62%

American Electric Power Co Inc	24,800	739,784
CenterPoint Energy Inc	154,400	1,258,360
Comcast Corp ‘A’*	26,000	784,680
Constellation Energy Group Inc	29,300	1,004,990
Exelon Corp	6,300	376,803
IDACORP Inc	14,300	375,375
Public Service Enterprise Group Inc	38,900	1,643,525
Sprint Corp-FON Group	888,100	12,788,640
TXU Corp	181,300	4,070,185
Verizon Communications Inc	46,100	1,818,645

		24,860,987

Total U.S. Common Stocks (Cost $199,524,095)		215,297,221

FOREIGN COMMON STOCKS - 7.38%

Bermuda - 0.19%

RenaissanceRe Holdings Ltd	10,700	487,064

Finland - 0.16%

Nokia OYJ ADR	25,500	418,965

France - 1.03%

Total SA ADR	35,200	2,668,160

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
Israel - 0.20%

Check Point Software Technologies Ltd*	26,300	$514,165

Singapore - 0.68%

Flextronics International Ltd*	169,600	1,762,144

Switzerland - 1.17%

Roche Holding AG ADR	38,300	3,016,125

United Kingdom - 3.95%

BP PLC ADR	117,400	4,933,148
GlaxoSmithKline PLC ADR	107,700	4,366,158
Scottish Power PLC ADR	37,700	916,487

		10,215,793

Total Foreign Common Stocks (Cost $17,830,446)		19,082,416

	Principal Amount
U.S. CORPORATE BOND - 0.00%

Consumer Discretionary - 0.00%

Ames Department Stores Inc
10.000% due 04/15/06##	$125,000	1,562

Total U.S. Corporate Bond (Cost $60,245)		1,562

SHORT-TERM INVESTMENTS - 8.65%

U.S. Government Agency Issue - 8.65%

Federal Home Loan Bank
0.950% due 07/01/03	22,343,000	22,343,000

Repurchase Agreement - 0.00%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $10,000; collateralized by U.S. Treasury Bonds—market value $14,512 due 02/15/21)	10,000	10,000

Total Short-Term Investments (Cost $22,353,000)		22,353,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.33% (Cost $239,767,786)		256,734,199

	Shares
SECURITIES LENDING COLLATERAL - 4.87%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	12,591,639	12,591,639

Total Securities Lending Collateral (Cost $12,591,639)		12,591,639

TOTAL INVESTMENTS - 104.20% (Cost $252,359,425)		269,325,838

OTHER ASSETS & LIABILITIES, NET - (4.20%)		(10,849,449)

NET ASSETS - 100.00%		$258,476,389

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 91.37%

Consumer Discretionary - 6.87%

Hilton Hotels Corp	680,900	$8,708,711
Interstate Hotels & Resorts Inc*	1,251	5,880
Starwood Hotels & Resorts Worldwide Inc	535,833	15,319,465
Wyndham International Inc ‘A’*	233,700	102,828

		24,136,884

Financial Services - 83.57%

AMB Property Corp	426,600	12,017,322
American Financial Realty Trust	46,900	699,279
AMLI Residential Properties Trust	92,900	2,187,795
Apartment Investment & Management Co ‘A’	251,200	8,691,520
Archstone-Smith Trust	726,890	17,445,360
Arden Realty Inc	480,455	12,467,807
AvalonBay Communities Inc	418,400	17,840,576
Boston Properties Inc	338,500	14,826,300
Chateau Communities Inc	242,150	7,165,218
Chelsea Property Group Inc	2,800	112,868
Equity Office Properties Trust	681,235	18,400,157
Equity Residential	563,700	14,628,015
Essex Property Trust Inc	103,700	5,936,825
Federal Realty Investment Trust	348,200	11,142,400
FelCor Lodging Trust Inc	194,800	1,529,180
Frontline Capital Group Inc*	318,400	3,184
General Growth Properties Inc	196,000	12,238,240
Host Marriott Corp*	1,217,400	11,139,210
Innkeepers USA Trust	1,800	12,240
Mack-Cali Realty Corp	108,000	3,929,040
Manufactured Home Communities Inc	93,900	3,296,829
Nationwide Health Properties Inc	251,657	4,008,896
Pan Pacific Retail Properties Inc	2,100	82,635
Post Properties Inc	78,100	2,069,650
ProLogis Trust	567,463	15,491,740
Public Storage Inc	396,524	13,477,851
Reckson Associates Realty Corp	80,000	1,668,800
Regency Centers Corp	229,200	8,017,416
Shurgard Storage Centers Inc ‘A’	128,900	4,264,012
Simon Property Group Inc	716,600	27,968,898
SL Green Realty Corp	155,800	5,435,862
Summit Properties Inc	163,900	3,384,535
Taubman Centers Inc	171,645	3,288,718
The Macerich Co	29,000	1,018,770
The Rouse Co	415,000	15,811,500
Trizec Properties Inc	218,550	2,484,914
Ventas Inc	137,500	2,083,125
Vornado Realty Trust	164,600	7,176,560

		293,443,247

Materials & Processing - 0.93%

Brookfield Homes Corp	119,080	1,836,214
Forest City Enterprises Inc ‘A’	34,700	1,438,315

		3,274,529

Total U.S. Common Stocks (Cost $295,829,629)		320,854,660

FOREIGN COMMON STOCK - 5.14%

Canada - 5.14%

Brookfield Properties Corp	848,600	18,032,750

Total Foreign Common Stock (Cost $12,802,510)		18,032,750

	Principal Amount
SHORT-TERM INVESTMENT - 2.94%

Repurchase Agreement - 2.94%

State Street Bank and Trust Co 0.600% due 07/01/03 (Dated 06/30/03, repurchase price of $10,342,172; collateralized by U.S. Treasury Notes—market value $10,549,461 due 02/28/05)	$10,342,000	10,342,000

Total Short-Term Investment (Cost $10,342,000)		10,342,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.45% (Cost $318,974,139)		349,229,410

	Shares
SECURITIES LENDING COLLATERAL - 3.91%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	13,731,870	13,731,870

Total Securities Lending Collateral (Cost $13,731,870)		13,731,870

TOTAL INVESTMENTS - 103.36% (Cost $332,706,009)		362,961,280

OTHER ASSETS & LIABILITIES, NET - (3.36%)		(11,799,172)

NET ASSETS - 100.00%		$351,162,108

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2003 (Unaudited)

	Shares	Value
U.S. COMMON STOCKS - 88.07%

Autos & Transportation - 0.44%

Harley-Davidson Inc	13,090	$521,767

Consumer Discretionary - 30.62%

Advance Auto Parts Inc*	34,060	2,074,254
Apollo Group Inc ‘A’*	14,300	883,168
Avon Products Inc	8,620	536,164
BearingPoint Inc*	77,920	751,928
Bed Bath & Beyond Inc*	26,820	1,040,884
Best Buy Co Inc*	40,450	1,776,564
Brinker International Inc*	27,640	995,593
CBRL Group Inc	39,970	1,553,234
Coach Inc*	41,660	2,072,168
Columbia Sportswear Co*	15,070	774,749
Cox Radio Inc ‘A’*	17,940	414,593
Dollar General Corp	40,640	742,086
Electronic Arts Inc*	26,360	1,950,376
Entercom Communications Corp*	16,430	805,234
Fox Entertainment Group Inc ‘A’*	18,630	536,171
Gannett Co Inc	15,720	1,207,453
GTECH Holdings Corp*	23,590	888,164
Harman International Industries Inc	10,610	839,675
International Game Technology*	14,580	1,491,971
Lamar Advertising Co*	16,040	564,768
Liz Claiborne Inc	34,020	1,199,205
Outback Steakhouse Inc	15,080	588,120
Pacific Sunwear of California Inc*	51,770	1,247,139
Pier 1 Imports Inc	31,910	650,964
Reebok International Ltd*	24,620	827,971
Staples Inc*	94,130	1,727,286
Starbucks Corp*	51,670	1,266,948
Starwood Hotels & Resorts Worldwide Inc	21,830	624,120
The E.W. Scripps Co ‘A’	10,410	923,575
The Gap Inc	91,730	1,720,855
The New York Times Co ‘A’	13,380	608,790
Tractor Supply Co*	24,680	1,178,470
Univision Communications Inc ‘A’*	16,530	502,512
Yahoo! Inc*	38,530	1,262,243

		36,227,395

Diversified - 0.65%

Eaton Corp	9,750	766,448

Energy - 5.68%

Apache Corp	16,510	1,074,141
Baker Hughes Inc	12,000	402,840
BJ Services Co*	36,630	1,368,497
National-Oilwell Inc*	42,270	929,940
Smith International Inc*	47,710	1,752,865
Varco International Inc*	34,760	681,296
XTO Energy Inc	25,660	516,023

		6,725,602

Financial Services - 14.64%

Affiliated Computer Services Inc ‘A’*	38,790	1,773,867
Alliance Data Systems Corp*	41,260	965,484
AmSouth Bancorp	31,240	682,282
BancorpSouth Inc	38,500	802,725
Bank of Hawaii Corp	16,900	560,235
BlackRock Inc NY*	12,870	579,665
Capital One Financial Corp	8,310	408,686
Compass Bancshares Inc	27,190	949,747
Doral Financial Corp	10,290	459,448
Equifax Inc	26,040	677,040
FactSet Research Systems Inc	15,590	686,740
Fair Issac Corp	10,760	553,602
Federated Investors Inc ‘B’	10,730	294,217
First Data Corp	25,600	1,060,864
First Virginia Banks Inc	13,040	562,285
Fiserv Inc*	14,960	532,726
Legg Mason Inc	11,760	763,812
Moody’s Corp	9,920	522,883
New York Community Bancorp Inc	23,529	684,459
Safeco Corp	10,600	373,968
SLM Corp	15,480	606,352
SouthTrust Corp	29,100	791,520
The Bear Stearns Cos Inc	8,740	632,951
Torchmark Corp	13,590	506,227
Washington Mutual Inc	21,680	895,384

		17,327,169

Health Care - 16.31%

Aetna Inc	13,620	819,924
Allergan Inc	17,630	1,359,273
Amylin Pharmaceuticals Inc*	29,350	642,472
Anthem Inc*	26,030	2,008,214
Biogen Inc*	13,650	518,700
Boston Scientific Corp*	13,430	820,573
Caremark Rx Inc*	36,460	936,293
Charles River Laboratories International Inc*	9,740	313,433
DENTSPLY International Inc	28,040	1,146,836
Express Scripts Inc*	8,850	604,632
Forest Laboratories Inc*	13,620	745,695
Genentech Inc*	19,480	1,404,898
Gilead Sciences Inc*	22,670	1,259,999
IDEC Pharmaceuticals Corp*	32,060	1,090,040
McKesson Corp	22,850	816,659
Millennium Pharmaceuticals Inc*	21,240	334,105
St. Jude Medical Inc*	25,630	1,473,725
WellPoint Health Networks Inc*	21,230	1,789,689
Zimmer Holdings Inc*	26,840	1,209,142

		19,294,302

Integrated Oils - 0.36%

Transocean Inc*	19,540	429,294

Materials & Processing - 0.73%

Ecolab Inc	33,740	863,744

Producer Durables - 3.04%

Applied Materials Inc*	40,120	636,303
Danaher Corp	20,730	1,410,676
Lam Research Corp*	22,300	406,083
Lexmark International Inc*	16,130	1,141,520

		3,594,582

Technology - 13.84%

Adobe Systems Inc	17,540	562,508
ADTRAN Inc*	9,420	483,152
Altera Corp*	52,360	858,704
Analog Devices Inc*	35,920	1,250,734
Citrix Systems Inc*	76,820	1,564,055
Comverse Technology Inc*	35,450	532,814
EMC Corp MA*	38,800	406,236
Extreme Networks Inc*	68,640	363,792
Foundry Networks Inc*	24,990	359,856
Hewlett-Packard Co	31,790	677,127
Integrated Circuit Systems Inc*	40,670	1,278,258
Macromedia Inc*	37,360	786,054
Mercury Interactive Corp*	10,540	406,949
National Semiconductor Corp*	32,060	632,223

See Notes to Financial Statements	See explanation of symbols on A-105

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2003 (Unaudited)

	Shares	Value
QLogic Corp*	10,540	$509,398
Storage Technology Corp*	31,660	814,928
Symantec Corp*	27,110	1,189,045
The Reynolds & Reynolds Co ‘A’	16,920	483,235
UTStarcom Inc*	20,570	731,675
VERITAS Software Corp*	56,110	1,608,674
Xilinx Inc*	19,300	488,483
Zebra Technologies Corp ‘A’*	5,160	387,980

		16,375,880

Utilities - 1.76%

Nextel Communications Inc ‘A’*	71,540	1,293,443
Sprint Corp-PCS Group*	136,400	784,300

		2,077,743

Total U.S. Common Stocks (Cost $95,298,796)		104,203,926

FOREIGN COMMON STOCKS - 8.21%

Barbados - 0.66%

Everest Re Group Ltd	10,150	776,475

Bermuda - 0.98%

Ingersoll-Rand Co Ltd ‘A’	24,440	1,156,501

Canada - 1.27%

Biovail Corp*	12,940	608,956
Celestica Inc*	26,270	414,015
Nortel Networks Corp*	176,500	476,550

		1,499,521

Israel - 0.96%

Teva Pharmaceutical Industries Ltd ADR	20,020	1,139,739

Singapore - 0.36%

Flextronics International Ltd*	41,430	430,458

Switzerland - 0.89%

Alcon Inc	16,020	732,114
Logitech International SA ADR*	8,630	325,006

		1,057,120

Taiwan - 0.61%

Taiwan Semiconductor Manufacturing ADR*	71,250	718,200

United Kingdom - 2.48%

Amdocs Ltd*	92,590	2,222,160
Willis Group Holdings Ltd	23,150	711,862

		2,934,022

Total Foreign Common Stocks (Cost $8,467,516)		9,712,036

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.13%

U.S. Government Agency Issue - 4.13%

Federal Home Loan Bank
0.950% due 07/01/03	$4,895,000	$4,895,000

Total Short-Term Investment (Cost $4,895,000)		4,895,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.41% (Cost $108,661,312)		118,810,962

	Shares
SECURITIES LENDING COLLATERAL - 7.44%

State Street Navigator Securities Lending Prime Portfolio 1.140%^^	8,796,132	8,796,132

Total Securities Lending Collateral (Cost $8,796,132)		8,796,132

TOTAL INVESTMENTS - 107.85% (Cost $117,457,444)		127,607,094

OTHER ASSETS & LIABILITIES, NET - (7.85%)		(9,285,676)

NET ASSETS - 100.00%		$118,321,418

Explanation of Symbols for Schedules of Investments

~	Securities purchased in a private placement transaction; resale to the public may require registration.
#	Securities purchased on a when-issued or delayed delivery basis.
+	Securities were valued under procedures established by the Board of Trustees.
*	Non-income producing securities.
**	Securities were fully/partially segregated with the custodian to cover margin requirements for open futures contracts as of June 30, 2003.
“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Securities with their principal amount adjusted for inflation.
++	Variable rate securities. The rate listed is as of June 30, 2003.
##	Securities were in default.
^^	Rate shown reflects 7 day yield as of June 30, 2003.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2003 (Unaudited)

(In thousands, except per share amounts)

	Blue Chip Portfolio	Aggressive Growth Portfolio	Diversified Research Portfolio	Small-Cap Equity Portfolio	International Large-Cap Portfolio	Short Duration Bond Portfolio	I-Net Tollkeeper Portfolio	Financial Services Portfolio	Health Sciences Portfolio

ASSETS
Investments, at value	$700,366	$65,262	$301,979	$588,422	$724,590	$578,447	$56,270	$81,538	$108,920
Repurchase agreements, at value	43,928	4,341	7,392	–	71,532	33,728	1,399	2,805	2,393
Cash (1)	1	1	1	–	–	175	–	1	1
Foreign currency held, at value	–	–	–	–	231	–	–	–	–
Receivables:
Dividends and interest	361	7	240	571	602	2,302	1	88	55
Fund shares sold	2,867	132	1	54	439	4,073	–	47	393
Securities sold	1,202	316	116	–	949	38,490	165	452	–
Other	–	–	–	–	128	–	–	–	–
Forward foreign currency contracts appreciation	–	–	–	–	1,767	–	–	–	–

Total Assets	748,725	70,059	309,729	589,047	800,238	657,215	57,835	84,931	111,762

LIABILITIES
Payable upon return of securities loaned	10,418	13,109	21,851	117,215	116,977	9,829	3,385	5,487	10,307
Payables:
Fund shares redeemed	9	5	305	134	9	–	302	99	56
Securities purchased	9,476	955	1,356	887	23,036	70,406	164	419	–
Due to custodian	–	–	–	3	–	–	–	–	–
Variation margin	–	–	–	–	–	12	–	–	–
Accrued advisory fees	559	46	212	254	568	280	57	72	90
Accrued custodian and portfolio accounting fees	38	6	15	35	107	19	4	8	8
Accrued deferred trustee compensation	8	1	3	6	7	1	1	1	1
Accrued other	38	6	14	30	36	24	3	9	5
Forward foreign currency contracts depreciation	–	–	–	–	60	–	–	–	–
Other liabilities	–	–	–	–	84	26	–	–	–

Total Liabilities	20,546	14,128	23,756	118,564	140,884	80,597	3,916	6,095	10,467

NET ASSETS	$728,179	$55,931	$285,973	$470,483	$659,354	$576,618	$53,919	$78,836	$101,295

NET ASSETS CONSIST OF:
Paid-in capital	$890,016	$73,811	$318,529	$717,190	$840,720	$576,137	$159,696	$86,423	$109,292
Accumulated undistributed net investment income (loss)	1,011	(8)	612	1,685	12,361	388	8	378	(8)
Accumulated undistributed net realized gain (loss)	(158,460)	(22,213)	(25,537)	(203,350)	(131,004)	1,047	(96,941)	(11,902)	(20,291)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(4,388)	4,341	(7,631)	(45,042)	(62,723)	(954)	(8,844)	3,937	12,302

NET ASSETS	$728,179	$55,931	$285,973	$470,483	$659,354	$576,618	$53,919	$78,836	$101,295

Shares of beneficial interest outstanding of $.001 par value	109,006	8,260	30,493	30,526	119,049	57,584	16,164	9,033	12,328

Net Asset Value Per Share	$6.68	$6.77	$9.38	$15.41	$5.54	$10.01	$3.34	$8.73	$8.22

Investments and repurchase agreements, at cost	$748,366	$65,263	$317,002	$633,463	$862,078	$613,309	$66,511	$80,406	$99,012
Foreign currency held, at cost	–	–	–	–	231	–	–	–	–

(1) Includes margin deposits segregated for futures contracts in the Short Duration Bond Portfolio of $175.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2003 (Unaudited)

(In thousands, except per share amounts)

	Technology Portfolio	Telecom- munications Portfolio	Growth LT Portfolio	Focused 30 Portfolio	Mid-Cap Value Portfolio	International Value Portfolio	Capital Opportunities Portfolio	Global Growth Portfolio	Equity Index Portfolio

ASSETS
Investments, at value	$62,584	$15,558	$1,618,523	$60,547	$847,149	$1,232,092	$179,288	$33,116	$1,454,549
Repurchase agreements, at value	3,202	1,280	73	69	18,833	69,012	–	–	21,272
Cash (1)	1	–	13	–	–	–	–	–	3,921
Foreign currency held, at value	–	3	28	5	–	2,697	–	54	–
Receivables:
Dividends and interest	5	15	502	8	433	783	164	57	1,758
Fund shares sold	44	588	1,670	5	1,727	845	551	134	5
Securities sold	32	–	940	–	690	–	368	444	–
Other	–	–	–	–	–	365	–	–	–
Forward foreign currency contracts appreciation	–	–	483	–	–	–	–	–	–

Total Assets	65,868	17,444	1,622,232	60,634	868,832	1,305,794	180,371	33,805	1,481,505

LIABILITIES
Payable upon return of securities loaned	7,877	1,699	105,190	8,772	37,985	143,008	3,463	1,144	26,754
Payables:
Fund shares redeemed	74	–	429	487	122	1,506	9	1	12,735
Securities purchased	390	8	7,109	205	–	–	3,426	427	–
Due to custodian	–	–	–	–	–	–	–	30	–
Variation margin	–	–	–	–	–	–	–	–	4
Accrued advisory fees	52	13	926	40	575	821	113	29	303
Accrued custodian and portfolio accounting fees	6	4	107	6	46	161	24	24	89
Accrued deferred trustee compensation	1	–	22	1	10	14	2	–	22
Accrued other	8	1	96	6	48	66	10	9	96
Outstanding options written, at value	–	24	–	–	–	–	–	–	–
Forward foreign currency contracts depreciation	–	–	1,950	1	–	–	–	–	–
Other liabilities	–	–	–	–	–	–	–	1	–

Total Liabilities	8,408	1,749	115,829	9,518	38,786	145,576	7,047	1,665	40,003

NET ASSETS	$57,460	$15,695	$1,506,403	$51,116	$830,046	$1,160,218	$173,324	$32,140	$1,441,502

NET ASSETS CONSIST OF:
Paid-in capital	$86,170	$32,842	$3,144,429	$77,108	$845,572	$1,486,485	$223,571	$38,380	$1,734,222
Accumulated undistributed net investment income (loss)	(8)	(8)	–	7	2,509	21,329	432	103	10,754
Accumulated undistributed net realized loss	(33,873)	(18,820)	(1,771,958)	(33,905)	(87,628)	(245,661)	(65,264)	(9,076)	(31,571)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	5,171	1,681	133,932	7,906	69,593	(101,935)	14,585	2,733	(271,903)

NET ASSETS	$57,460	$15,695	$1,506,403	$51,116	$830,046	$1,160,218	$173,324	$32,140	$1,441,502

Shares of beneficial interest outstanding of $.001 par value	15,449	4,745	99,225	8,527	66,278	105,734	24,812	4,243	61,780

Net Asset Value Per Share	$3.72	$3.31	$15.18	$5.99	$12.52	$10.97	$6.99	$7.57	$23.33

Investments and repurchase agreements, at cost	$60,615	$15,143	$1,485,240	$52,711	$796,388	$1,403,122	$164,704	$30,375	$1,747,079
Foreign currency held, at cost	–	3	28	4	–	2,683	–	55	–

(1) Includes margin deposits segregated for futures contracts in the Equity Index Portfolio of $3,920.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2003 (Unaudited)

(In thousands, except per share amounts)

	Small-Cap Index Portfolio	Multi- Strategy Portfolio	Main Street Core Portfolio (1)	Emerging Markets Portfolio	Inflation Managed Portfolio	Managed Bond Portfolio	Small-Cap Value Portfolio	Money Market Portfolio	High Yield Bond Portfolio

ASSETS

Investments, at value	$440,684	$585,916	$993,146	$180,644	$3,087,395	$3,581,396	$174,588	$1,422,523	$853,560

Repurchase agreements, at value	45,312	110,026	22,649	2,523	200,084	25,007	16,006	87	2

Cash (2)	2,706	–	25	34	3	–	1	–	1,039

Foreign currency held, at value	–	13	12	913	281	15,319	–	–	–

Receivables:

Dividends and interest	385	2,082	996	331	7,000	20,872	397	372	13,731

Fund shares sold	2,210	507	926	376	4,782	4,728	1,138	27,093	907

Securities sold	66,722	111,024	4,734	–	–	692,136	212	–	27,848

Securities sold short	–	–	–	–	41,604	314,397	–	–	–

Swap agreements (net)	–	–	–	–	–	1,677	–	–	–

Variation margin	–	80	–	–	94	2,175	–	–	–

Other	–	552	–	–	–	1,855	–	–	–

Forward foreign currency contracts appreciation	–	–	–	–	46	1,239	–	–	–

Interest rate swaps appreciation	–	–	–	–	1,997	–	–	–	–

Other assets	–	–	–	–	–	793	–	–	–

Total Assets	558,019	810,200	1,022,488	184,821	3,343,286	4,661,594	192,342	1,450,075	897,087

LIABILITIES

Payable upon return of securities loaned	70,080	56,251	51,318	7,534	15,228	96,472	16,173	–	94,187

Payables:

Fund shares redeemed	3	216	1,929	80	53	34	3	9	85

Securities purchased	85,948	179,466	5,310	1,151	1,687,433	1,670,176	7,791	24,750	28,052

Securities sold short, at value	–	–	–	–	41,363	313,797	–	–	–

Due to custodian	–	1,443	–	–	–	327	–	–	–

Variation margin	63	–	–	–	–	–	–	–	–

Accrued advisory fees	158	307	519	142	789	1,252	130	383	379

Accrued custodian and portfolio accounting fees	15	51	75	85	100	203	11	106	44

Accrued deferred trustee compensation	4	8	12	2	15	34	1	22	7

Accrued swap agreements (net)	–	–	–	–	3,723	–	–	–	–

Accrued other	15	43	59	23	133	182	10	105	41

Outstanding options written, at value	–	–	–	–	1,954	40,356	–	–	–

Forward foreign currency contracts depreciation	–	–	–	–	–	30	–	–	–

Interest rate swaps depreciation	–	–	–	–	–	7,387	–	–	–

Other liabilities	–	–	–	12	–	–	–	–	3

Total Liabilities	156,286	237,785	59,222	9,029	1,750,791	2,130,250	24,119	25,375	122,798

NET ASSETS	$401,733	$572,415	$963,266	$175,792	$1,592,495	$2,531,344	$168,223	$1,424,700	$774,289

NET ASSETS CONSIST OF:

Paid-in capital	$443,819	$663,419	$1,396,910	$242,959	$1,379,539	$2,287,024	$158,055	$1,424,594	$913,786

Accumulated undistributed net investment income	1,710	5,002	5,118	1,062	1,780	12,983	548	106	978

Accumulated undistributed net realized gain (loss)	(20,916)	(139,707)	(448,146)	(85,986)	216,217	223,341	2,218	–	(172,499)

Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(22,880)	43,701	9,384	17,757	(5,041)	7,996	7,402	–	32,024

NET ASSETS	$401,733	$572,415	$963,266	$175,792	$1,592,495	$2,531,344	$168,223	$1,424,700	$774,289

Shares of beneficial interest outstanding of $.001 par value	42,343	41,778	58,661	25,782	124,399	210,155	15,682	141,221	113,778

Net Asset Value Per Share	$9.49	$13.70	$16.42	$6.82	$12.80	$12.05	$10.73	$10.09	$6.81

Investments and repurchase agreements, at cost	$508,490	$651,952	$1,006,409	$165,394	$3,294,176	$3,560,905	$183,192	$1,422,610	$821,538

Foreign currency held, at cost	–	13	12	912	269	15,192	–	–	–

Proceeds from securities sold short	–	–	–	–	41,604	314,397	–	–	–

(1) Formerly named Large-Cap Core Portfolio.

(2) Includes margin deposits segregated for futures contracts in the Small-Cap Index Portfolio of $2,705.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2003 (Unaudited)

(In thousands, except per share amounts)

	Equity Income Portfolio	Research Portfolio	Equity Portfolio	Aggressive Equity Portfolio	Large-Cap Value Portfolio	Comstock Portfolio (1)	Real Estate Portfolio	Mid-Cap Growth Portfolio

ASSETS

Investments, at value	$137,846	$24,705	$415,635	$277,757	$1,205,747	$269,316	$352,619	$127,607

Repurchase agreements, at value	4,349	318	–	6,579	94,909	10	10,342	–

Cash	–	–	–	–	69	1	–	–

Foreign currency held, at value	–	9	–	–	–	–	–	–

Receivables:
Dividends and interest	248	30	337	171	2,469	424	1,958	44
Fund shares sold	452	23	90	91	4,291	987	552	483
Securities sold	526	4	2,414	–	17,326	580	–	2,734

Forward foreign currency contracts appreciation	–	15	–	–	–	–	–	–

Total Assets	143,421	25,104	418,476	284,598	1,324,811	271,318	365,471	130,868

LIABILITIES

Payable upon return of securities loaned	5,144	702	17,497	35,197	21,077	12,592	13,732	8,796

Payables:
Fund shares redeemed	38	1	117	150	1,708	35	2	17
Securities purchased	796	27	3,096	130	17,195	–	173	3,358
Due to custodian	–	–	260	–	–	–	37	260
Accrued advisory fees	106	19	219	161	891	198	318	88
Accrued custodian and portfolio accounting fees	25	5	33	22	66	10	21	21
Accrued deferred trustee compensation	1	–	7	3	14	1	4	1
Accrued other	7	1	22	15	74	6	22	6

Outstanding options written, at value	14	–	–	–	–	–	–	–

Forward foreign currency contracts depreciation	–	9	–	–	–	–	–	–

Total Liabilities	6,131	764	21,251	35,678	41,025	12,842	14,309	12,547

NET ASSETS	$137,290	$24,340	$397,225	$248,920	$1,283,786	$258,476	$351,162	$118,321

NET ASSETS CONSIST OF:

Paid-in capital	$140,715	$26,199	$856,446	$413,826	$1,450,052	$270,422	$310,028	$177,898

Accumulated undistributed net investment income (loss)	942	–	936	664	9,419	710	12,810	(8)

Accumulated undistributed net realized loss	(11,792)	(3,434)	(443,853)	(177,887)	(153,132)	(29,623)	(1,931)	(69,718)

Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	7,425	1,575	(16,304)	12,317	(22,553)	16,967	30,255	10,149

NET ASSETS	$137,290	$24,340	$397,225	$248,920	$1,283,786	$258,476	$351,162	$118,321

Shares of beneficial interest outstanding of $.001 par value	14,582	2,815	25,598	32,120	125,384	33,310	25,472	24,314

Net Asset Value Per Share	$9.42	$8.65	$15.52	$7.75	$10.24	$7.76	$13.79	$4.87

Investments and repurchase agreements, at cost	$134,784	$23,448	$431,939	$272,018	$1,323,209	$252,359	$332,706	$117,457

Foreign currency held, at cost	–	8	–	–	–	–	–	–

(1) Formerly named Strategic Value Portfolio.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Blue Chip Portfolio	Aggressive Growth Portfolio	Diversified Research Portfolio	Small-Cap Equity Portfolio	International Large-Cap Portfolio	Short Duration Bond Portfolio (1)	I-Net Tollkeeper Portfolio	Financial Services Portfolio	Health Sciences Portfolio

INVESTMENT INCOME

Dividends, net of foreign taxes withheld	$3,801	$52	$1,550	$2,400	$7,385	$–	$29	$631	$411

Interest	234	19	31	115	260	2,529	5	11	8

Securities lending	13	7	13	120	272	6	3	3	4

Other	–	–	–	–	2	–	–	–	–

Total Investment Income	4,048	78	1,594	2,635	7,919	2,535	37	645	423

EXPENSES

Advisory fees	3,011	235	1,044	1,303	2,806	521	280	374	451

Custodian fees and expenses	17	6	8	22	135	7	3	9	6

Portfolio accounting fees	63	5	23	38	58	14	5	8	9

Printing expenses	31	2	11	19	25	7	2	3	4

Postage and mailing expenses	10	1	3	6	8	2	–	1	1

Distribution expenses	103	23	23	3	7	–	–	12	7

Legal fees	11	1	4	7	9	3	1	1	1

Trustees' fees and expenses	8	1	3	5	6	2	–	1	1

Interest expense	1	–	–	1	1	–	1	–	1

Offering expenses	–	–	–	–	–	5	–	–	–

Other	19	1	7	12	16	7	1	2	3

Total Expenses	3,274	275	1,126	1,416	3,071	568	293	411	484

Custodian Credits	–	–	–	–	–	(2)	–	–	–

Recaptured Distribution Expenses	(103)	(23)	(23)	(3)	(7)	–	–	(12)	(7)

Recoupment of Adviser's Reimbursement	–	7	–	–	–	–	–	9	–

Net Expenses	3,171	259	1,103	1,413	3,064	566	293	408	477

NET INVESTMENT INCOME (LOSS)	877	(181)	491	1,222	4,855	1,969	(256)	237	(54)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on:
Investment security transactions	(27,441)	(922)	(6,187)	(48,771)	(20,185)	1,084	(4,456)	(1,470)	248
Futures contracts and written option transactions	1,435	–	–	–	–	(37)	–	–	–
Foreign currency transactions	–	–	–	–	1,572	–	–	–	4

Net Realized Gain (Loss)	(26,006)	(922)	(6,187)	(48,771)	(18,613)	1,047	(4,456)	(1,470)	252

Change in net unrealized appreciation (depreciation) on:
Investment security transactions	94,287	5,404	42,200	113,591	57,488	(1,133)	13,394	8,417	12,636
Futures contracts and written options	(205)	–	–	–	–	179	–	–	–
Foreign currency transactions	–	–	–	–	559	–	–	–	1

Change in Net Unrealized Appreciation (Depreciation)	94,082	5,404	42,200	113,591	58,047	(954)	13,394	8,417	12,637

NET GAIN	68,076	4,482	36,013	64,820	39,434	93	8,938	6,947	12,889

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,953	$4,301	$36,504	$66,042	$44,289	$2,062	$8,682	$7,184	$12,835

Foreign taxes withheld on dividends	$10	$2	$18	$6	$968	$–	$–	$11	$14

(1) Operations commenced on May 1, 2003.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Technology Portfolio	Telecom- munications Portfolio	Growth LT Portfolio	Focused 30 Portfolio	Mid-Cap Value Portfolio	International Value Portfolio	Capital Opportunities Portfolio	Global Growth Portfolio	Equity Index Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$75	$69	$4,631	$103	$5,155	$20,609	$958	$353	$12,538
Interest	14	4	369	46	96	176	36	10	74
Securities lending	5	4	194	7	45	714	12	5	27
Other	–	–	–	–	–	2	–	–	–

Total Investment Income	94	77	5,194	156	5,296	21,501	1,006	368	12,639

EXPENSES
Advisory fees	268	74	5,328	194	3,113	4,321	598	157	1,780
Custodian fees and expenses	7	6	54	7	17	204	29	70	29
Portfolio accounting fees	4	2	142	4	73	98	15	11	141
Printing expenses	2	1	68	2	35	48	7	1	67
Postage and mailing expenses	–	–	21	1	11	15	2	–	21
Distribution expenses	–	–	264	–	266	127	51	4	–
Legal fees	1	–	24	1	13	17	2	1	24
Trustees' fees and expenses	–	–	17	–	9	12	2	–	17
Interest expense	6	–	3	–	1	2	1	2	12
Other	1	1	43	1	22	31	5	1	42

Total Expenses	289	84	5,964	210	3,560	4,875	712	247	2,133
Custodian Credits	–	–	–	–	–	(1)	–	–	–
Recaptured Distribution Expenses	–	–	(264)	–	(266)	(127)	(51)	(4)	–
Adviser Expense Reimbursement	–	(2)	–	–	–	–	–	(24)	–
Recoupment of Adviser's Reimbursement	4	–	–	5	–	–	–	–	–

Net Expenses	293	82	5,700	215	3,294	4,747	661	219	2,133

NET INVESTMENT INCOME (LOSS)	(199)	(5)	(506)	(59)	2,002	16,754	345	149	10,506

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security transactions	(4,557)	(659)	(83,319)	(1,701)	(23,283)	(31,184)	(4,493)	(1,329)	1,360
Futures contracts and written option transactions	73	3	–	–	–	–	–	–	1,788
Foreign currency transactions	–	(8)	(5,516)	(5)	–	(505)	(4)	(35)	–

Net Realized Gain (Loss)	(4,484)	(664)	(88,835)	(1,706)	(23,283)	(31,689)	(4,497)	(1,364)	3,148

Change in net unrealized appreciation (depreciation) on:
Investment security transactions	14,191	2,666	300,561	9,499	94,420	91,522	23,787	4,214	141,767
Futures contracts and written options	(20)	(16)	–	–	–	–	–	–	(366)
Foreign currency transactions	–	1	2,854	4	–	(115)	–	(7)	–

Change in Net Unrealized Appreciation	14,171	2,651	303,415	9,503	94,420	91,407	23,787	4,207	141,401

NET GAIN	9,687	1,987	214,580	7,797	71,137	59,718	19,290	2,843	144,549

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,488	$1,982	$214,074	$7,738	$73,139	$76,472	$19,635	$2,992	$155,055

Foreign taxes withheld on dividends	$3	$5	$268	$6	$-	$2,818	$1	$30	$-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Small-Cap Index Portfolio	Multi- Strategy Portfolio	Main Street Core Portfolio (1)	Emerging Markets Portfolio	Inflation Managed Portfolio	Managed Bond Portfolio	Small-Cap Value Portfolio (2)	Money Market Portfolio	High Yield Bond Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$2,139	$2,404	$6,922	$1,743	$–	$–	$768	$–	$137
Interest	90	3,650	73	13	1,778	64,762	35	10,642	26,250
Securities lending	82	49	40	11	28	129	4	–	95
Other	–	6	–	–	53	866	–	–	5

Total Investment Income	2,311	6,109	7,035	1,767	1,859	65,757	807	10,642	26,487

EXPENSES
Advisory fees	782	1,755	2,543	749	4,336	7,907	238	2,708	1,888
Custodian fees and expenses	7	25	51	136	30	86	10	31	16
Portfolio accounting fees	32	57	73	24	138	297	3	180	69
Printing expenses	15	25	37	6	68	126	2	81	30
Postage and mailing expenses	5	8	12	2	21	39	–	25	9
Distribution expenses	–	1	–	–	–	–	19	–	–
Legal fees	6	9	13	2	25	46	1	29	11
Trustees' fees and expenses	4	6	9	2	17	31	–	20	7
Interest expense	–	6	1	3	49	9	–	4	2
Offering expenses	–	–	–	–	–	–	5	–	–
Other	10	17	23	10	43	79	3	48	20

Total Expenses	861	1,909	2,762	934	4,727	8,620	281	3,126	2,052
Custodian Credits	–	(1)	–	(6)	–	–	(3)	(1)	(1)
Recaptured Distribution Expenses	–	(1)	–	–	–	–	(19)	–	–

Net Expenses	861	1,907	2,762	928	4,727	8,620	259	3,125	2,051

NET INVESTMENT INCOME (LOSS)	1,450	4,202	4,273	839	(2,868)	57,137	548	7,517	24,436

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security transactions	(2,901)	(13,110)	(58,327)	653	141,572	37,562	254	–	(3,058)
Futures contracts and written option transactions	3,702	(1,666)	–	–	946	61,704	1,964	–	–
Foreign currency transactions	–	(129)	18	121	(2,340)	2,321	–	–	(1)

Net Realized Gain (Loss)	801	(14,905)	(58,309)	774	140,178	101,587	2,218	–	(3,059)

Change in net unrealized appreciation (depreciation) on:
Investment security transactions	52,254	62,561	135,351	22,122	(51,393)	27,327	7,402	–	52,926
Futures contracts and written options	46	(290)	–	–	(702)	(37,800)	–	–	–
Foreign currency transactions	–	25	(18)	(88)	810	6,328	–	–	–

Change in Net Unrealized Appreciation (Depreciation)	52,300	62,296	135,333	22,034	(51,285)	(4,145)	7,402	–	52,926

NET GAIN	53,101	47,391	77,024	22,808	88,893	97,442	9,620	–	49,867

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,551	$51,593	$81,297	$23,647	$86,025	$154,579	$10,168	$7,517	$74,303

Foreign taxes withheld on dividends	$1	$57	$23	$186	$–	$–	$–	$–	$–

(1) Formerly named Large-Cap Core Portfolio.

(2) Operations commenced on May 1, 2003.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Equity Income Portfolio	Research Portfolio	Equity Portfolio	Aggressive Equity Portfolio	Large-Cap Value Portfolio	Comstock Portfolio (1)	Real Estate Portfolio	Mid-Cap Growth Portfolio

INVESTMENT INCOME

Dividends, net of foreign taxes withheld	$1,441	$169	$2,119	$1,348	$12,192	$1,234	$8,563	$211

Interest	126	1	24	40	977	97	48	23

Securities lending	6	2	13	24	66	5	16	14

Total Investment Income	1,573	172	2,156	1,412	13,235	1,336	8,627	248

EXPENSES
Advisory fees	570	100	1,253	913	4,589	602	1,719	448
Custodian fees and expenses	36	12	36	19	18	14	8	31
Portfolio accounting fees	12	2	38	23	104	8	31	9
Printing expenses	6	1	18	11	52	5	15	4
Postage and mailing expenses	2	–	6	3	16	2	4	1
Distribution expenses	21	3	28	102	–	1	–	27
Legal fees	2	–	7	4	19	2	5	2
Trustees' fees and expenses	1	–	5	3	13	1	4	1
Interest expense	–	1	3	2	3	–	1	–
Other	3	1	11	7	33	3	9	3

Total Expenses	653	120	1,405	1,087	4,847	638	1,796	526
Recaptured Distribution Expenses	(21)	(3)	(28)	(102)	–	(1)	–	(27)
Adviser Expense Reimbursement	(1)	(6)	–	–	–	–	–	–

Net Expenses	631	111	1,377	985	4,847	637	1,796	499

NET INVESTMENT INCOME (LOSS)	942	61	779	427	8,388	699	6,831	(251)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security transactions	(7,583)	(535)	(33,081)	(32,072)	(38,138)	(5,326)	(2,253)	461
Futures contracts and written option transactions	–	–	–	–	–	–	–	–
Foreign currency transactions	–	(100)	–	–	–	(11)	–	–

Net Realized Gain (Loss)	(7,583)	(635)	(33,081)	(32,072)	(38,138)	(5,337)	(2,253)	461

Change in net unrealized appreciation on:
Investment security transactions	18,723	2,485	70,375	60,436	185,774	26,722	38,092	12,721
Futures contracts and written options	15	–	–	–	–	–	–	–
Foreign currency transactions	–	30	–	–	–	–	–	–

Change in Net Unrealized Appreciation	18,738	2,515	70,375	60,436	185,774	26,722	38,092	12,721

NET GAIN	11,155	1,880	37,294	28,364	147,636	21,385	35,839	13,182

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,097	$1,941	$38,073	$28,791	$156,024	$22,084	$42,670	$12,931

Foreign taxes withheld on dividends	$9	$3	$1	$–	$191	$25	$25	$3

(1) Formerly named Strategic Value Portfolio.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Blue Chip Portfolio	Aggressive Growth Portfolio	Diversified Research Portfolio	Small-Cap Equity Portfolio	International Large-Cap Portfolio	Short Duration Bond Portfolio (1)	I-Net Tollkeeper Portfolio	Financial Services Portfolio	Health Sciences Portfolio

OPERATIONS
Net investment income (loss)	$877	($181)	$491	$1,222	$4,855	$1,969	($256)	$237	($54)
Net realized gain (loss)	(26,006)	(922)	(6,187)	(48,771)	(18,613)	1,047	(4,456)	(1,470)	252
Change in net unrealized appreciation (depreciation)	94,082	5,404	42,200	113,591	58,047	(954)	13,394	8,417	12,637

Net Increase in Net Assets Resulting from Operations	68,953	4,301	36,504	66,042	44,289	2,062	8,682	7,184	12,835

Net Equalization Credits	323	–	211	63	959	107	–	44	–

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	–	–	–	–	–	(1,581)	–	–	–
Net realized gains	–	–	–	–	–	–	–	–	–

Net Decrease in Net Assets Resulting from Distributions to Shareholders	–	–	–	–	–	(1,581)	–	–	–

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	161,801	12,748	53,772	58,183	372,727	574,842	18,673	15,192	25,709
Dividend reinvestments	–	–	–	–	–	1,580	—	—	—
Cost of shares repurchased	(85,771)	(6,444)	(17,711)	(50,332)	(250,314)	(392)	(16,005)	(9,881)	(14,201)

Net Increase in Net Assets Derived from Capital Share Transactions	76,030	6,304	36,061	7,851	122,413	576,030	2,668	5,311	11,508

NET INCREASE IN NET ASSETS	145,306	10,605	72,776	73,956	167,661	576,618	11,350	12,539	24,343

NET ASSETS
Beginning of Period	582,873	45,326	213,197	396,527	491,693	–	42,569	66,297	76,952

End of Period	$728,179	$55,931	$285,973	$470,483	$659,354	$576,618	$53,919	$78,836	$101,295

(1) Operations commenced on May 1, 2003.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

		Telecom-	Growth	Focused	Mid-Cap	International	Capital	Global	Equity
	Technology	munications	LT	30	Value	Value	Opportunities	Growth	Index
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

OPERATIONS

Net investment income (loss)	($199)	($5)	($506)	($59)	$2,002	$16,754	$345	$149	$10,506

Net realized gain (loss)	(4,484)	(664)	(88,835)	(1,706)	(23,283)	(31,689)	(4,497)	(1,364)	3,148

Change in net unrealized appreciation	14,171	2,651	303,415	9,503	94,420	91,407	23,787	4,207	141,401

Net Increase in Net Assets Resulting from Operations	9,488	1,982	214,074	7,738	73,139	76,472	19,635	2,992	155,055

Net Equalization Credits (Debits)	–	(4)	(53)	–	274	3,766	53	(1)	(1,492)

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income	–	–	–	–	–	–	–	–	–

Net realized gains	–	–	–	–	–	–	–	–	–

Net Decrease in Net Assets Resulting from Distributions to Shareholders	–	–	–	–	–	–	–	–	–

CAPITAL SHARE TRANSACTIONS

Proceeds from sale of shares	53,845	6,374	89,558	12,678	103,530	811,509	25,616	13,059	154,207

Dividend reinvestments	–	–	–	–	–	–	–	–	–

Cost of shares repurchased	(47,122)	(8,097)	(237,076)	(7,392)	(65,829)	(727,502)	(17,963)	(11,196)	(326,342)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	6,723	(1,723)	(147,518)	5,286	37,701	84,007	7,653	1,863	(172,135)

NET INCREASE (DECREASE) IN NET ASSETS	16,211	255	66,503	13,024	111,114	164,245	27,341	4,854	(18,572)

NET ASSETS
Beginning of Period	41,249	15,440	1,439,900	38,092	718,932	995,973	145,983	27,286	1,460,074

End of Period	$57,460	$15,695	$1,506,403	$51,116	$830,046	$1,160,218	$173,324	$32,140	$1,441,502

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Small-Cap Index Portfolio	Multi- Strategy Portfolio	Main Street Core Portfolio (1)	Emerging Markets Portfolio	Inflation Managed Portfolio	Managed Bond Portfolio	Small-Cap Value Portfolio (2)	Money Market Portfolio	High Yield Bond Portfolio

OPERATIONS

Net investment income (loss)	$1,450	$4,202	$4,273	$839	($2,868)	$57,137	$548	$7,517	$24,436

Net realized gain (loss)	801	(14,905)	(58,309)	774	140,178	101,587	2,218	–	(3,059)

Change in net unrealized appreciation (depreciation)	52,300	62,296	135,333	22,034	(51,285)	(4,145)	7,402	–	52,926

Net Increase in Net Assets Resulting from Operations	54,551	51,593	81,297	23,647	86,025	154,579	10,168	7,517	74,303

Net Equalization Credits (Debits)	582	(399)	1,126	94	3,553	(5,377)	37	(3,765)	5,448

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income	–	–	–	–	–	(52,424)	–	(7,436)	(23,706)

Net realized gains	–	–	–	–	–	–	–	–	–

Net Decrease in Net Assets Resulting from Distributions to Shareholders	–	–	–	–	–	(52,424)	–	(7,436)	(23,706)

CAPITAL SHARE TRANSACTIONS

Proceeds from sale of shares	91,915	26,619	213,415	77,562	352,569	259,169	158,438	1,301,817	366,724

Dividend reinvestments	–	–	–	–	–	51,015	–	7,352	23,091

Cost of shares repurchased	(46,682)	(59,447)	(77,201)	(74,201)	(150,309)	(504,918)	(420)	(1,630,330)	(195,773)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	45,233	(32,828)	136,214	3,361	202,260	(194,734)	158,018	(321,161)	194,042

NET INCREASE (DECREASE) IN NET ASSETS	100,366	18,366	218,637	27,102	291,838	(97,956)	168,223	(324,845)	250,087

NET ASSETS
Beginning of Period	301,367	554,049	744,629	148,690	1,300,657	2,629,300	–	1,749,545	524,202

End of Period	$401,733	$572,415	$963,266	$175,792	$1,592,495	$2,531,344	$168,223	$1,424,700	$774,289

(1) Formerly named Large-Cap Core Portfolio.

(2) Operations commenced on May 1, 2003.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Equity Income Portfolio	Research Portfolio	Equity Portfolio	Aggressive Equity Portfolio	Large-Cap Value Portfolio	Comstock Portfolio (1)	Real Estate Portfolio	Mid-Cap Growth Portfolio

OPERATIONS

Net investment income (loss)	$942	$61	$779	$427	$8,388	$699	$6,831	($251)

Net realized gain (loss)	(7,583)	(635)	(33,081)	(32,072)	(38,138)	(5,337)	(2,253)	461

Change in net unrealized appreciation	18,738	2,515	70,375	60,436	185,774	26,722	38,092	12,721

Net Increase in Net Assets Resulting from Operations	12,097	1,941	38,073	28,791	156,024	22,084	42,670	12,931

Net Equalization Credits (Debits)	110	6	(26)	(50)	1,845	661	499	–

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income	–	–	–	–	–	–	–	–

Net realized gains	–	–	–	–	–	–	–	–

Net Decrease in Net Assets Resulting from Distributions to Shareholders	–	–	–	–	–	–	–	–

CAPITAL SHARE TRANSACTIONS

Proceeds from sale of shares	34,204	7,524	46,558	45,601	192,363	170,069	39,024	40,630

Dividend reinvestments	–	–	–	–	–	–	–	–

Cost of shares repurchased	(21,313)	(5,612)	(79,870)	(60,895)	(69,774)	(9,441)	(30,766)	(27,558)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	12,891	1,912	(33,312)	(15,294)	122,589	160,628	8,258	13,072

NET INCREASE IN NET ASSETS	25,098	3,859	4,735	13,447	280,458	183,373	51,427	26,003

NET ASSETS
Beginning of Period	112,192	20,481	392,490	235,473	1,003,328	75,103	299,735	92,318

End of Period	$137,290	$24,340	$397,225	$248,920	$1,283,786	$258,476	$351,162	$118,321

(1) Formerly named Strategic Value Portfolio.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

(In thousands)

	Blue Chip Portfolio	Aggressive Growth Portfolio	Diversified Research Portfolio	Small-Cap Equity Portfolio	International Large-Cap Portfolio	I-Net Tollkeeper Portfolio	Financial Services Portfolio	Health Sciences Portfolio	Technology Portfolio

OPERATIONS
Net investment income (loss)	$853	($498)	$692	$2,659	$2,898	($646)	$336	($430)	($388)
Net realized loss	(101,100)	(9,998)	(15,121)	(43,400)	(68,284)	(38,040)	(7,577)	(18,462)	(21,282)
Change in net unrealized appreciation (depreciation)	(68,299)	(2,174)	(52,011)	(99,337)	(17,322)	11,087	(5,799)	(4,352)	(6,091)

Net Decrease in Net Assets Resulting from Operations	(168,546)	(12,670)	(66,440)	(140,078)	(82,708)	(27,599)	(13,040)	(23,244)	(27,761)

Net Equalization Credits (Debits)	713	–	182	(320)	635	–	60	–	–

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(711)	–	(623)	(2,514)	(4,572)	–	(182)	–	–
Net realized gains	–	–	–	–	–	–	–	–	–

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(711)	–	(623)	(2,514)	(4,572)	–	(182)	–	–

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	258,389	59,356	93,024	193,514	847,513	34,511	49,215	45,461	33,026
Dividend reinvestments	708	–	620	2,498	4,570	–	181	–	–
Cost of shares repurchased	(38,701)	(90,880)	(56,214)	(219,671)	(778,532)	(38,637)	(31,905)	(32,176)	(16,176)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	220,396	(31,524)	37,430	(23,659)	73,551	(4,126)	17,491	13,285	16,850

NET INCREASE (DECREASE) IN NET ASSETS	51,852	(44,194)	(29,451)	(166,571)	(13,094)	(31,725)	4,329	(9,959)	(10,911)

NET ASSETS
Beginning of Year	531,021	89,520	242,648	563,098	504,787	74,294	61,968	86,911	52,160

End of Year	$582,873	$45,326	$213,197	$396,527	$491,693	$42,569	$66,297	$76,952	$41,249

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002

(In thousands)

	Telecom-	Growth	Focused	Mid-Cap	International	Capital	Global	Equity	Small-Cap
	munications	LT	30	Value	Value	Opportunities	Growth	Index	Index
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

OPERATIONS
Net investment income (loss)	($2)	$1,498	($125)	$3,897	$16,080	$393	($17)	$22,370	$2,506
Net realized loss	(12,071)	(627,621)	(7,954)	(57,062)	(159,113)	(39,542)	(4,688)	(31,066)	(18,498)
Change in net unrealized appreciation (depreciation)	3,084	(26,089)	(9,459)	(82,798)	15,887	(8,408)	(1,624)	(439,941)	(66,004)

Net Decrease in Net Assets Resulting from Operations	(8,989)	(652,212)	(17,538)	(135,963)	(127,146)	(47,557)	(6,329)	(448,637)	(81,996)

Net Equalization Credits (Debits)	16	(466)	3	315	974	173	–	123	1,518

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(1)	(17,804)	(79)	(3,390)	(10,425)	(296)	–	(22,183)	(2,329)
Net realized gains	–	–	–	(52,037)	–	–	–	(140,937)	–

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(1)	(17,804)	(79)	(55,427)	(10,425)	(296)	–	(163,120)	(2,329)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	15,007	186,508	12,886	282,773	1,713,222	61,391	48,672	299,270	266,478
Dividend reinvestments	1	17,772	79	55,096	10,083	294	–	162,242	2,305
Cost of shares repurchased	(6,993)	(374,888)	(15,354)	(254,820)	(1,722,734)	(22,113)	(38,393)	(399,025)	(104,334)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	8,015	(170,608)	(2,389)	83,049	571	39,572	10,279	62,487	164,449

NET INCREASE (DECREASE) IN NET ASSETS	(959)	(841,090)	(20,003)	(108,026)	(136,026)	(8,108)	3,950	(549,147)	81,642

NET ASSETS
Beginning of Year	16,399	2,280,990	58,095	826,958	1,131,999	154,091	23,336	2,009,221	219,725

End of Year	$15,440	$1,439,900	$38,092	$718,932	$995,973	$145,983	$27,286	$1,460,074	$301,367

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002

(In thousands)

	Multi- Strategy Portfolio	Main Street Core Portfolio (1)	Emerging Markets Portfolio	Inflation Managed Portfolio	Managed Bond Portfolio	Money Market Portfolio	High Yield Bond Portfolio	Equity Income Portfolio (2)	Research Portfolio (2)

OPERATIONS
Net investment income	$13,327	$7,229	$713	$12,476	$110,924	$24,109	$41,759	$995	$59
Net realized gain (loss)	(114,367)	(337,022)	(16,844)	68,134	160,331	–	(71,246)	(4,209)	(2,906)
Change in net unrealized appreciation (depreciation)	822	(21,626)	10,426	54,265	(15,654)	–	19,710	(11,313)	(934)

Net Increase (Decrease) in Net Assets Resulting from Operations	(100,218)	(351,419)	(5,705)	134,875	255,601	24,109	(9,777)	(14,527)	(3,781)

Net Equalization Credits (Debits)	(1,425)	(1,317)	(100)	10,897	4,283	1,733	2,872	645	18

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income (3)	(13,194)	(6,866)	(861)	(10,203)	(113,468)	(24,280)	(42,081)	(1,004)	(63)
Net realized gains	(7,397)	–	–	(12,716)	(18,975)	–	–	–	–

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(20,591)	(6,866)	(861)	(22,919)	(132,443)	(24,280)	(42,081)	(1,004)	(63)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	52,256	59,913	152,746	704,739	483,948	3,253,978	334,039	165,938	26,971
Dividend reinvestments	20,386	6,837	850	22,494	128,683	24,006	41,024	998	63
Cost of shares repurchased	(156,866)	(262,959)	(161,390)	(169,923)	(463,827)	(3,134,903)	(286,558)	(39,858)	(2,727)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(84,224)	(196,209)	(7,794)	557,310	148,804	143,081	88,505	127,078	24,307

NET INCREASE (DECREASE) IN NET ASSETS	(206,458)	(555,811)	(14,460)	680,163	276,245	144,643	39,519	112,192	20,481

NET ASSETS
Beginning of Year	760,507	1,300,440	163,150	620,494	2,353,055	1,604,902	484,683	–	–

End of Year	$554,049	$744,629	$148,690	$1,300,657	$2,629,300	$1,749,545	$524,202	$112,192	$20,481

(1) Formerly named Large-Cap Core Portfolio.

(2) Operations commenced on January 2, 2002.

(3) For the Research Portfolio, the amount included $28 of tax basis return of capital.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002

(In thousands)

	Equity Portfolio	Aggressive Equity Portfolio	Large-Cap Value Portfolio	Comstock Portfolio (1)	Real Estate Portfolio	Mid-Cap Growth Portfolio

OPERATIONS

Net investment income (loss)	$2,017	$237	$11,397	$17	$13,587	($477)

Net realized gain (loss)	(141,878)	(22,181)	(92,644)	(12,196)	907	(66,694)

Change in net unrealized appreciation (depreciation)	(33,072)	(65,569)	(183,892)	(11,795)	(24,441)	3,465

Net Decrease in Net Assets Resulting from Operations	(172,933)	(87,513)	(265,139)	(23,974)	(9,947)	(63,706)

Net Equalization Credits (Debits)	(293)	(3)	2,960	36	2,928	14

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income	(1,808)	–	(10,627)	(89)	(8,328)	–

Net realized gains	–	–	–	–	(8,573)	–

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(1,808)	–	(10,627)	(89)	(16,901)	–

CAPITAL SHARE TRANSACTIONS

Proceeds from sale of shares	55,525	132,737	342,574	57,213	157,184	77,641

Dividend reinvestments	1,808	–	10,509	89	16,149	–

Cost of shares repurchased	(184,960)	(113,600)	(125,281)	(44,912)	(85,980)	(21,014)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(127,627)	19,137	227,802	12,390	87,353	56,627

NET INCREASE (DECREASE) IN NET ASSETS	(302,661)	(68,379)	(45,004)	(11,637)	63,433	(7,065)

NET ASSETS
Beginning of Year	695,151	303,852	1,048,332	86,740	236,302	99,383

End of Year	$392,490	$235,473	$1,003,328	$75,103	$299,735	$92,318

(1) Formerly named Strategic Value Portfolio.

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS

Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities			Distributions					Ratios / Supplemental Data

For the Period or Year Ended	Net Asset Value, Beginning of Period/ Year	Net Invest- ment Income (Loss)	Net Realized and Un- realized Gain (Loss) on Invest- ments	Total from Invest- ment Opera- tions	Divi- dends from Net Invest- ment Income	Distribu- tions from Capital Gains	Tax Basis Return of Capital	Total Distribu- tions	Net Asset Value, End of Period/ Year	Total Returns (1)		Net Assets, End of Period/ Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)		Ratios of Net Investment Income (Loss) Before Expense Reductions to Average Net Assets (2), (3)		Portfolio Turnover Rates

Blue Chip
06/30/2003 (Unaudited)	$6.02	$0.01	$0.65	$0.66	$–	$–	$–	$–	$6.68	10.98%		$728,179	1.00%	1.03%	0.28%		0.24%		19.51%
2002	8.14	0.01	(2.12)	(2.11)	(0.01)	–	–	(0.01)	6.02	(25.94%	)	582,873	1.00%	1.01%	0.16%		0.14%		36.04%
01/02/2001 – 12/31/2001	10.00	0.01	(1.86)	(1.85)	(0.01)	–	–	(0.01)	8.14	(18.57%	)	531,021	1.00%	1.04%	0.11%		0.07%		23.71%

Aggressive Growth
06/30/2003 (Unaudited)	$6.23	$0.05	$0.49	$0.54	$–	$–	$–	$–	$6.77	8.66%		$55,931	1.10%	1.20%	(0.77%	)	(0.86%	)	37.69%
2002	8.02	(0.04)	(1.75)	(1.79)	–	–	–	–	6.23	(22.32%	)	45,326	1.10%	1.13%	(0.77%	)	(0.80%	)	121.51%
01/02/2001 – 12/31/2001	10.00	(0.03)	(1.95)	(1.98)	–	–	–	–	8.02	(19.78%	)	89,520	1.10%	1.24%	(0.65%	)	(0.79%	)	83.91%

Diversified Research
06/30/2003 (Unaudited)	$8.06	$0.02	$1.30	$1.32	$–	$–	$–	$–	$9.38	16.37%		$285,973	0.95%	0.97%	0.42%		0.40%		9.58%
2002	10.66	0.03	(2.61)	(2.58)	(0.02)	–	–	(0.02)	8.06	(24.19%	)	213,197	0.95%	0.97%	0.32%		0.30%		35.32%
2001	10.99	0.02	(0.33)	(0.31)	(0.02)	–	–	(0.02)	10.66	(2.74%	)	242,648	0.94%	0.96%	0.28%		0.26%		34.80%
01/03/2000 – 12/31/2000	10.00	0.03	0.99	1.02	(0.03)	–	–	(0.03)	10.99	10.21%		144,898	0.98%	0.99%	0.51%		0.50%		23.71%

Small-Cap Equity
06/30/2003 (Unaudited)	$13.22	$0.04	$2.15	$2.19	$–	$–	$–	$–	$15.41	16.58%		$470,483	0.70%	0.71%	0.61%		0.61%		18.35%
2002	17.40	0.09	(4.19)	(4.10)	(0.08)	–	–	(0.08)	13.22	(23.58%	)	396,527	0.70%	0.70%	0.54%		0.53%		36.56%
2001	21.19	0.12	(0.61)	(0.49)	(0.11)	(3.19)	–	(3.30)	17.40	(2.54%	)	563,098	0.69%	0.70%	0.67%		0.67%		49.93%
2000	29.79	0.15	(6.51)	(6.36)	(0.15)	(2.09)	–	(2.24)	21.19	(22.41%	)	582,644	0.69%	0.69%	0.62%		0.61%		45.54%
1999	22.92	0.05	9.75	9.80	(0.05)	(2.88)	–	(2.93)	29.79	47.52%		425,107	0.70%	0.70%	0.22%		0.22%		49.34%
1998	24.61	0.02	0.90	0.92	(0.02)	(2.59)	–	(2.61)	22.92	2.69%		267,958	0.70%	0.70%	0.11%		0.11%		48.48%

International Large-Cap
06/30/2003 (Unaudited)	$5.19	$0.05	$0.30	$0.35	$–	$–	$–	$–	$5.54	6.68%		$659,354	1.14%	1.15%	1.81%		1.81%		6.57%
2002	6.36	0.07	(1.18)	(1.11)	(0.06)	–	–	(0.06)	5.19	(17.63%	)	491,693	1.15%	1.15%	0.59%		0.59%		28.96%
2001	7.84	0.05	(1.48)	(1.43)	(0.05)	–	–	(0.05)	6.36	(18.29%	)	504,787	1.14%	1.14%	0.44%		0.44%		25.64%
01/03/2000 – 12/31/2000	10.00	0.06	(2.21)	(2.15)	(0.01)	–	–	(0.01)	7.84	(21.51%	)	362,768	1.17%	1.17%	0.41%		0.41%		21.25%

Short Duration Bond (4)
05/01/2003 – 06/30/2003 (Unaudited)	$10.00	$0.03	$0.01	$0.04	($0.03)	$–	$–	($.03)	$10.01	0.42%		$576,618	0.65%	0.65%	2.27%		2.27%		140.55%

I-Net Tollkeeper
06/30/2003 (Unaudited)	$2.75	$0.03	$0.56	$0.59	$–	$–	$–	$–	$3.34	21.18%		$53,919	1.31%	1.31%	(1.14%	)	(1.14%	)	27.43%
2002	4.48	0.08	(1.81)	(1.73)	–	–	–	–	2.75	(38.62%	)	42,569	1.43%	1.44%	(1.32%	)	(1.32%	)	53.36%
2001	6.78	(0.08)	(2.22)	(2.30)	–	–	–	–	4.48	(33.89%	)	74,294	1.57%	1.57%	(1.35%	)	(1.35%	)	46.78%
05/01/2000 – 12/31/2000	10.00	(0.04)	(3.18)	(3.22)	–	–	–	–	6.78	(32.17%	)	115,554	1.60%	1.63%	(1.03%	)	(1.06%	)	47.56%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities			Distributions					Ratios / Supplemental Data

For the Period or Year Ended	Net Asset Value, Beginning of Period/ Year	Net Invest- ment Income (Loss)	Net Realized and Un- realized Gain (Loss) on Invest- ments	Total from Invest- ment Opera- tions	Divi- dends from Net Invest- ment Income	Distribu- tions from Capital Gains	Tax Basis Return of Capital	Total Distribu- tions	Net Asset Value, End of Period/ Year	Total Returns (1)		Net Assets, End of Period/ Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)		Ratios of Net Investment Income (Loss) Before Expense Reductions to Average Net Assets (2), (3)		Portfolio Turnover Rates

Financial Services
06/30/2003 (Unaudited)	$7.88	$0.03	$0.82	$0.85	$–	$–	$–	$–	$8.73	10.79%		$78,836	1.20%	1.24%	0.70%		0.66%		33.37%
2002	9.25	0.04	(1.39)	(1.35)	(0.02)	–	–	(0.02)	7.88	(14.59%	)	66,297	1.20%	1.25%	0.48%		0.44%		86.15%
01/02/2001 – 12/31/2001	10.00	0.02	(0.75)	(0.73)	(0.02)	–	–	(0.02)	9.25	(7.28%	)	61,968	1.20%	1.34%	0.43%		0.29%		82.16%

Health Sciences
06/30/2003 (Unaudited)	$7.08	$0.04	$1.10	$1.14	$–	$–	$–	$–	$8.22	16.06%		$101,295	1.16%	1.18%	(0.13%	)	(0.15%	)	52.76%
2002	9.23	(0.02)	(2.13)	(2.15)	–	–	–	–	7.08	(23.30%	)	76,952	1.16%	1.21%	(0.51%	)	(0.55%	)	139.61%
01/02/2001 – 12/31/2001	10.00	(0.02)	(0.75)	(0.77)	–	–	–	–	9.23	(7.69%	)	86,911	1.20%	1.24%	(0.42%	)	(0.46%	)	94.37%

Technology
06/30/2003 (Unaudited)	$3.17	$0.02	$0.53	$0.55	$–	$–	$–	$–	$3.72	17.36%		$57,460	1.20%	1.20%	(0.81%	)	(0.81%	)	131.59%
2002	5.91	(0.01)	(2.73)	(2.74)	–	–	–	–	3.17	(46.34%	)	41,249	1.20%	1.20%	(0.95%	)	(0.95%	)	106.38%
01/02/2001 – 12/31/2001	10.00	(0.02)	(4.07)	(4.09)	–	–	–	–	5.91	(40.94%	)	52,160	1.20%	1.31%	(0.71%	)	(0.82%	)	69.22%

Telecommunications
06/30/2003 (Unaudited)	$2.82	$–	$0.49	$0.49	$–	$–	$–	$–	$3.31	17.37%		$15,695	1.22%	1.25%	(0.07%	)	(0.10%	)	60.01%
2002	5.32	–	(2.50)	(2.50)	–	–	–	–	2.82	(47.06%	)	15,440	1.21%	1.26%	(0.02%	)	(0.07%	)	154.53%
01/02/2001 – 12/31/2001	10.00	–	(4.67)	(4.67)	(0.01)	–	–	(0.01)	5.32	(46.72%	)	16,399	1.21%	1.39%	0.08%		(0.10%	)	77.40%

Growth LT
06/30/2003 (Unaudited)	$13.08	($0.03)	$2.13	$2.10	$–	$–	$–	$–	$15.18	16.07%		$1,506,403	0.80%	0.84%	(0.07%	)	(0.11%	)	28.33%
2002	18.59	(0.04)	(5.32)	(5.36)	(0.15)	–	–	(0.15)	13.08	(28.97%	)	1,439,900	0.79%	0.87%	0.09%		0.01%		113.39%
2001	31.30	0.19	(8.71)	(8.52)	(0.26)	(3.93)	–	(4.19)	18.59	(29.55%	)	2,280,990	0.79%	0.82%	0.31%		0.27%		90.93%
2000	47.67	0.33	(9.43)	(9.10)	(0.22)	(7.05)	–	(7.27)	31.30	(21.70%	)	3,575,195	0.79%	0.80%	0.30%		0.30%		68.37%
1999	26.20	0.15	23.95	24.10	–	(2.63)	–	(2.63)	47.67	98.08%		3,655,851	0.79%	0.79%	(0.33%	)	(0.33%	)	111.56%
1998	17.31	(0.04)	9.86	9.82	(0.05)	(0.88)	–	(0.93)	26.20	58.29%		1,279,759	0.80%	0.80%	(0.08%	)	(0.08%	)	116.96%

Focused 30
06/30/2003 (Unaudited)	$5.02	$0.01	$0.96	$0.97	$–	$–	$–	$–	$5.99	19.47%		$51,116	1.05%	1.05%	(0.29%	)	(0.29%	)	21.78%
2002	7.12	(0.01)	(2.08)	(2.09)	(0.01)	–	–	(0.01)	5.02	(29.41%	)	38,092	1.05%	1.05%	(0.26%	)	(0.26%	)	164.99%
2001	8.22	0.01	(1.11)	(1.10)	–	–	–	–	7.12	(13.35%	)	58,095	1.05%	1.06%	0.17%		0.17%		213.23%
10/02/2000 – 12/31/2000	10.00	0.04	(1.78)	(1.74)	(0.04)	–	–	(0.04)	8.22	(17.39%	)	48,949	1.05%	1.37%	2.15%		1.83%		23.51%

Mid-Cap Value
06/30/2003 (Unaudited)	$11.39	$0.03	$1.10	$1.13	$–	$–	$–	$–	$12.52	9.96%		$830,046	0.90%	0.97%	0.55%		0.47%		51.48%
2002	14.16	0.06	(1.98)	(1.92)	(0.05)	(0.80)	–	(0.85)	11.39	(14.46%	)	718,932	0.90%	0.97%	0.48%		0.41%		115.94%
2001	12.90	0.10	1.60	1.70	(0.10)	(0.34)	–	(0.44)	14.16	13.30%		826,958	0.89%	1.00%	0.83%		0.72%		148.32%
2000	10.50	0.05	2.54	2.59	(0.05)	(0.14)	–	(0.19)	12.90	24.91%		406,528	0.88%	0.98%	0.57%		0.47%		136.97%
01/04/1999 – 12/31/1999	10.00	0.02	0.50	0.52	(0.02)	–	–	(0.02)	10.50	5.22%		107,434	0.97%	0.97%	0.44%		0.44%		84.14%

See Notes to Financial Statements	See explanation of references on C-6

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities			Distributions					Ratios / Supplemental Data

For the Period or Year Ended	Net Asset Value, Beginning of Period/ Year	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Operations	Divi- dends from Net Invest- ment Income	Distribu- tions from Capital Gains	Tax Basis Return of Capital	Total Distribu- tions	Net Asset Value, End of Period/ Year	Total Returns (1)		Net Assets, End of Period/ Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)		Ratios of Net Investment Income (Loss) Before Expense Reductions to Average Net Assets (2), (3)		Portfolio Turnover Rates

International Value
06/30/2003 (Unaudited)	$10.27	$0.15	$0.55	$0.70	$–	$–	$–	$–	$10.97	6.82%		$1,160,218	0.93%	0.96%	3.29%		3.27%		6.13%
2002	12.06	0.19	(1.87)	(1.68)	(0.11)	–	–	(0.11)	10.27	(13.91%	)	995,973	0.93%	0.93%	1.50%		1.50%		14.67%
2001	15.85	0.08	(3.50)	(3.42)	(0.14)	(0.22)	(0.01)	(0.37)	12.06	(21.87%	)	1,131,999	0.93%	0.93%	1.06%		1.06%		91.89%
2000	18.49	0.09	(2.19)	(2.10)	(0.02)	(0.52)	–	(0.54)	15.85	(11.40%	)	1,635,737	0.96%	0.96%	1.09%		1.09%		63.27%
1999	15.80	0.06	3.37	3.43	(0.12)	(0.62)	–	(0.74)	18.49	22.82%		1,683,446	1.01%	1.01%	1.12%		1.12%		55.56%
1998	16.21	0.11	0.90	1.01	(0.17)	(1.25)	–	(1.42)	15.80	5.60%		996,215	1.00%	1.00%	1.36%		1.36%		45.61%

Capital Opportunities
06/30/2003 (Unaudited)	$6.17	$0.01	$0.81	$0.82	$–	$–	$–	$–	$6.99	13.31%		$173,324	0.88%	0.95%	0.46%		0.39%		42.21%
2002	8.44	0.02	(2.28)	(2.26)	(0.01)	–	–	(0.01)	6.17	(26.78%	)	145,983	0.87%	0.93%	0.27%		0.21%		103.67%
01/02/2001–12/31/2001	10.00	0.01	(1.56)	(1.55)	(0.01)	–	–	(0.01)	8.44	(15.54%	)	154,091	0.91%	0.94%	0.19%		0.16%		98.40%

Global Growth
06/30/2003 (Unaudited)	$6.85	$0.03	$0.69	$0.72	$–	$–	$–	$–	$7.57	10.64%		$32,140	1.53%	1.72%	1.04%		0.85%		67.23%
2002	8.50	0.01	(1.66)	(1.65)	–	–	–	–	6.85	(19.48%	)	27,286	1.64%	1.74%	(0.06%	)	(0.16%	)	149.86%
01/02/2001–12/31/2001	10.00	(0.02)	(1.48)	(1.50)	–	–	–	–	8.50	(14.97%	)	23,336	1.76%	2.15%	(0.23%	)	(0.62%	)	123.50%

Equity Index
06/30/2003 (Unaudited)	$20.91	$0.17	$2.25	$2.42	$–	$–	$–	$–	$23.33	11.61%		$1,441,502	0.30%	0.30%	1.48%		1.48%		0.60%
2002	29.54	0.32	(6.56)	(6.24)	(0.32)	(2.07)	–	(2.39)	20.91	(22.34%	)	1,460,074	0.29%	0.29%	1.31%		1.31%		10.07%
2001	34.12	0.33	(4.46)	(4.13)	(0.33)	(0.12)	–	(0.45)	29.54	(12.15%	)	2,009,221	0.29%	0.29%	1.06%		1.06%		4.58%
2000	38.41	0.35	(3.88)	(3.53)	(0.35)	(0.41)	–	(0.76)	34.12	(9.29%	)	2,585,065	0.29%	0.29%	0.96%		0.96%		4.13%
1999	32.33	0.39	6.24	6.63	(0.39)	(0.16)	–	(0.55)	38.41	20.59%		2,423,611	0.20%	0.21%	1.14%		1.13%		4.16%
1998	25.71	0.38	6.83	7.21	(0.37)	(0.22)	–	(0.59)	32.33	28.45%		1,496,457	0.21%	0.21%	1.33%		1.33%		2.48%

Small-Cap Index
06/30/2003 (Unaudited)	$8.06	$0.03	$1.40	$1.43	$–	$–	$–	$–	$9.49	17.73%		$401,733	0.55%	0.55%	0.93%		0.93%		23.19%
2002	10.30	0.07	(2.24)	(2.17)	(0.07)	–	–	(0.07)	8.06	(21.19%	)	301,367	0.56%	0.56%	0.91%		0.91%		49.51%
2001	11.13	0.10	0.08	0.18	(0.09)	(0.92)	–	(1.01)	10.30	1.74%		219,725	0.57%	0.57%	1.05%		1.05%		51.78%
2000	11.74	0.13	(0.55)	(0.42)	(0.13)	(0.06)	–	(0.19)	11.13	(3.61%	)	182,355	0.60%	0.62%	1.18%		1.16%		67.45%
01/04/1999–12/31/1999	10.00	0.06	1.87	1.93	(0.06)	(0.13)	–	(0.19)	11.74	19.36%		115,052	0.75%	0.94%	0.99%		0.80%		52.06%

Multi-Strategy
06/30/2003 (Unaudited)	$12.48	$0.10	$1.12	$1.22	$–	$–	$–	$–	$13.70	9.81%		$572,415	0.71%	0.71%	1.56%		1.56%		136.69%
2002	14.82	0.28	(2.20)	(1.92)	(0.28)	(0.14)	–	(0.42)	12.48	(13.06%	)	554,049	0.70%	0.70%	2.00%		1.99%		336.62%
2001	15.40	0.38	(0.56)	(0.18)	(0.37)	(0.03)	–	(0.40)	14.82	(1.15%	)	760,507	0.69%	0.70%	2.55%		2.54%		220.34%
2000	16.98	0.44	(0.33)	0.11	(0.43)	(1.26)	–	(1.69)	15.40	0.75%		762,502	0.69%	0.70%	2.68%		2.67%		237.43%
1999	17.32	0.44	0.74	1.18	(0.43)	(1.09)	–	(1.52)	16.98	7.04%		739,506	0.70%	0.70%	2.57%		2.56%		196.97%
1998	16.18	0.46	2.34	2.80	(0.46)	(1.20)	–	(1.66)	17.32	18.17%		576,424	0.70%	0.71%	2.81%		2.81%		102.38%

See Notes to Financial Statements	See explanation of references on C-6

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities			Distributions					Ratios / Supplemental Data

For the Period or Year Ended	Net Asset Value, Beginning of Period/ Year	Net Invest- ment Income (Loss)	Net Realized and Unreal- ized Gain (Loss) on Invest- ments	Total from Invest- ment Opera- tions	Divi- dends from Net Invest- ment Income	Distribu- tions from Capital Gains	Tax Basis Return of Capital	Total Distribu- tions	Net Asset Value, End of Period/ Year	Total Returns (1)		Net Assets, End of Period/ Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reduc- tions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)		Ratios of Net Investment Income (Loss) Before Expense Reductions to Average Net Assets (2), (3)		Portfolio Turnover Rates

Main Street Core (5)
06/30/2003 (Unaudited)	$14.89	$0.07	$1.46	$1.53	$–	$–	$–	$–	$16.42	10.26%		$963,266	0.70%	0.70%	1.09%		1.09%		44.86%
2002	20.98	0.14	(6.10)	(5.96)	(0.13)	–	–	(0.13)	14.89	(28.40%	)	744,629	0.69%	0.71%	0.73%		0.72%		71.88%
2001	23.46	0.16	(2.23)	(2.07)	(0.15)	(0.26)	–	(0.41)	20.98	(8.87%	)	1,300,440	0.69%	0.71%	0.68%		0.66%		40.87%
2000	27.75	0.22	(1.98)	(1.76)	(0.22)	(2.31)	–	(2.53)	23.46	(6.71%	)	1,940,766	0.69%	0.69%	0.85%		0.84%		45.41%
1999	26.89	0.24	3.20	3.44	(0.24)	(2.34)	–	(2.58)	27.75	13.26%		1,813,224	0.70%	0.70%	0.91%		0.91%		69.34%
1998	24.47	0.20	5.44	5.64	(0.20)	(3.02)	–	(3.22)	26.89	24.18%		1,262,143	0.69%	0.70%	0.84%		0.84%		80.78%

Emerging Markets
06/30/2003 (Unaudited)	$5.93	$0.04	$0.85	$0.89	$–	$–	$–	$–	$6.82	15.05%		$175,792	1.24%	1.25%	1.12%		1.11%		9.36%
2002	6.14	0.03	(0.21)	(0.18)	(0.03)	–	–	(0.03)	5.93	(3.07%	)	148,690	1.33%	1.33%	0.42%		0.42%		136.43%
2001	6.73	0.04	(0.62)	(0.58)	(0.01)	–	–	(0.01)	6.14	(8.68%	)	163,150	1.31%	1.32%	0.92%		0.91%		84.53%
2000	10.48	(0.03)	(3.71)	(3.74)	(0.01)	–	–	(0.01)	6.73	(35.69%	)	178,903	1.30%	1.30%	0.01%		0.00%		120.01%
1999	6.85	0.03	3.63	3.66	(0.03)	–	–	(0.03)	10.48	53.56%		217,030	1.41%	1.42%	0.74%		0.74%		48.52%
1998	9.47	0.10	(2.64)	(2.54)	(0.08)	–	–	(0.08)	6.85	(26.83%	)	106,570	1.46%	1.46%	1.42%		1.42%		29.82%

Inflation Managed
06/30/2003 (Unaudited)	$12.06	($0.04)	$0.78	$0.74	$–	$–	$–	$–	$12.80	6.17%		$1,592,495	0.65%	0.65%	(0.40%	)	(0.40%	)	534.72%
2002	10.73	0.11	1.52	1.63	(0.12)	(0.18)	–	(0.30)	12.06	15.45%		1,300,657	0.64%	0.64%	1.33%		1.33%		621.35%
2001	10.68	0.41	0.04	0.45	(0.40)	–	–	(0.40)	10.73	4.27%		620,494	0.66%	0.67%	3.73%		3.72%		873.05%
2000	10.10	0.58	0.58	1.16	(0.58)	–	–	(0.58)	10.68	11.85%		572,827	0.62%	0.65%	5.77%		5.74%		589.38%
1999	10.98	0.52	(0.74)	(0.22)	(0.52)	(0.14)	–	(0.66)	10.10	(1.95%	)	428,174	0.66%	0.66%	5.19%		5.19%		370.28%
1998	10.78	0.54	0.42	0.96	(0.55)	(0.21)	–	(0.76)	10.98	9.24%		190,428	0.66%	0.66%	5.16%		5.16%		266.83%

Managed Bond
06/30/2003 (Unaudited)	$11.59	$0.27	$0.42	$0.69	($0.23)	$–	$–	($0.23)	$12.05	6.08%		$2,531,344	0.65%	0.65%	4.34%		4.34%		188.26%
2002	11.03	0.54	0.63	1.17	(0.52)	(0.09)	–	(0.61)	11.59	10.93%		2,629,300	0.65%	0.65%	4.52%		4.52%		379.20%
2001	10.82	0.55	0.23	0.78	(0.57)	–	–	(0.57)	11.03	7.33%		2,353,055	0.64%	0.65%	5.09%		5.09%		412.87%
2000	10.33	0.68	0.47	1.15	(0.66)	–	–	(0.66)	10.82	11.53%		1,613,748	0.64%	0.65%	6.42%		6.41%		406.54%
1999	11.38	0.59	(0.79)	(0.20)	(0.59)	(0.26)	–	(0.85)	10.33	(1.91%	)	1,090,978	0.65%	0.66%	5.68%		5.67%		374.74%
1998	11.14	0.57	0.40	0.97	(0.58)	(0.15)	–	(0.73)	11.38	9.20%		765,989	0.66%	0.66%	5.40%		5.40%		230.99%

Small-Cap Value (4)
05/01/2003—06/30/2003 (Unaudited)	$10.00	$0.04	$0.69	$0.73	$–	$–	$–	$–	$10.73	7.27%		$168,223	1.04%	1.12%	2.19%		2.10%		31.33%

Money Market
06/30/2003 (Unaudited)	$10.09	$0.04	$–	$0.04	($0.04)	$–	$–	($0.04)	$10.09	0.44%		$1,424,700	0.37%	0.37%	0.90%		0.90%		N/A
2002	10.09	0.14	–	0.14	(0.14)	–	–	(0.14)	10.09	1.41%		1,749,545	0.36%	0.36%	1.40%		1.40%		N/A
2001	10.09	0.38	–	0.38	(0.38)	–	–	(0.38)	10.09	3.86%		1,604,902	0.36%	0.36%	3.70%		3.70%		N/A
2000	10.08	0.60	0.01	0.61	(0.60)	–	–	(0.60)	10.09	6.18%		1,256,358	0.38%	0.38%	6.01%		6.01%		N/A
1999	10.05	0.46	0.03	0.49	(0.46)	–	–	(0.46)	10.08	4.94%		1,057,072	0.39%	0.40%	4.87%		4.87%		N/A
1998	10.06	0.52	–	0.52	(0.53)	–	–	(0.53)	10.05	5.29%		479,121	0.42%	0.43%	5.17%		5.16%		N/A

See Notes to Financial Statements	See explanation of references on C-6

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each period or year ended were as follows:

			Investment Activities			Distributions				Ratios / Supplemental Data

For the Period or Year Ended	Net Asset Value, Beginning of Period /Year	Net Invest- ment Income (Loss)	Net Realized and Unreal- ized Gain (Loss) on Invest- ments	Total from Invest- ment Opera- tions	Divi- dends from Net Invest- ment Income	Distribu- tions from Capital Gains	Tax Basis Return of Capital	Total Distribu- tions	Net Asset Value, End of Period/ Year	Total Returns (1)		Net Assets, End of Period/ Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)		Ratios of Net Investment Income (Loss) Before Expense Reductions to Average Net Assets (2), (3)		Portfolio Turnover Rates

High Yield Bond
06/30/2003 (Unaudited)	$6.28	$0.25	$0.52	$0.77	($0.24)	$–	$–	($0.24)	$6.81	12.38%		$774,289	0.65%	0.65%	7.75%		7.75%		49.10%
2002	7.07	0.57	(0.78)	(0.21)	(0.58)	–	–	(0.58)	6.28	(3.00%	)	524,202	0.65%	0.65%	8.70%		8.70%		94.99%
2001	7.70	0.73	(0.62)	0.11	(0.74)	–	–	(0.74)	7.07	1.35%		484,683	0.63%	0.64%	9.77%		9.76%		114.19%
2000	8.81	0.82	(1.13)	(0.31)	(0.80)	–	–	(0.80)	7.70	(3.72%	)	424,967	0.64%	0.65%	10.04%		10.04%		70.45%
1999	9.34	0.78	(0.53)	0.25	(0.78)	–	–	(0.78)	8.81	2.90%		448,747	0.65%	0.66%	8.65%		8.65%		52.38%
1998	9.98	0.78	(0.55)	0.23	(0.78)	(0.09)	–	(0.87)	9.34	2.46%		389,385	0.65%	0.66%	8.18%		8.17%		75.27%

Equity Income
06/30/2003 (Unaudited)	$8.57	$0.07	$0.78	$0.85	$–	$–	$–		$$9.42	9.86%		$137,290	1.05%	1.09%	1.57%		1.53%		36.84%
01/02/2002-12/31/2002	10.00	0.08	(1.43)	(1.35)	(0.08)	–	–	(0.08)	8.57	(13.54%	)	112,192	1.05%	1.14%	1.45%		1.36%		42.76%

Research
06/30/2003 (Unaudited)	$7.86	$–	$0.79	$0.79	$–	$–	$–	$–	$8.65	10.03%		$24,340	1.11%	1.20%	0.60%		0.51%		85.47%
01/02/2002-12/31/2002	10.00	0.01	(2.13)	(2.12)	(0.01)	—	(0.01)	(0.02)	7.86	(21.18%	)	20,481	1.10%	1.31%	0.36%		0.16%		173.87%

Equity
06/30/2003 (Unaudited)	$14.06	$0.04	$1.42	$1.46	$–	$–	$–	$–	$15.52	10.40%		$397,225	0.71%	0.73%	0.40%		0.39%		36.52%
2002	19.21	0.07	(5.16)	(5.09)	(0.06)	–	–	(0.06)	14.06	(26.51%	)	392,490	0.72%	0.75%	0.38%		0.35%		96.16%
2001	26.12	0.01	(5.56)	(5.55)	(0.01)	(1.34)	(0.01)	(1.36)	19.21	(21.76%	)	695,151	0.70%	0.70%	0.06%		0.06%		132.39%
2000	37.50	(0.01)	(8.94)	(8.95)	–	(2.43)	–	(2.43)	26.12	(25.17%	)	1,044,011	0.69%	0.69%	(0.05%	)	(0.05%	)	62.74%
1999	29.27	0.03	10.56	10.59	(0.03)	(2.33)	–	(2.36)	37.50	38.54%		1,042,678	0.69%	0.69%	0.11%		0.11%		58.72%
1998	23.89	0.09	7.01	7.10	(0.09)	(1.63)	–	(1.72)	29.27	30.28%		502,629	0.71%	0.71%	0.35%		0.35%		130.51%

Aggressive Equity
06/30/2003 (Unaudited)	$6.87	$0.01	$0.87	$0.88	$–	$–	$–	$–	$7.75	12.79%		$248,920	0.86%	0.95%	0.37%		0.28%		76.04%
2002	9.17	0.09	(2.39)	(2.30)	–	–	–	–	6.87	(25.09%	)	235,473	0.86%	0.97%	0.09%		(0.03%	)	122.32%
2001	11.08	(0.05)	(1.86)	(1.91)	–	–	–	–	9.17	(17.24%	)	303,852	0.87%	0.91%	(0.40%	)	(0.45%	)	209.96%
2000	14.55	(0.02)	(2.98)	(3.00)	–	(0.47)	–	(0.47)	11.08	(21.06%	)	447,461	0.84%	0.86%	(0.28%	)	(0.30%	)	171.29%
1999	12.66	(0.01)	3.27	3.26	–	(1.37)	–	(1.37)	14.55	27.35%		466,360	0.85%	0.85%	(0.12%	)	(0.13%	)	100.85%
1998	11.18	0.01	1.47	1.48	–	–	–	–	12.66	13.22%		218,712	0.89%	0.89%	0.01%		0.01%		184.42%

Large-Cap Value
06/30/2003 (Unaudited)	$8.95	$0.06	$1.23	$1.29	$–	$–	$–	$–	$10.24	14.46%		$1,283,786	0.90%	0.90%	1.55%		1.55%		20.65%
2002	11.73	0.10	(2.79)	(2.69)	(0.09)	–	–	(0.09)	8.95	(22.96%	)	1,003,328	0.89%	0.90%	1.13%		1.13%		41.03%
2001	12.60	0.09	(0.54)	(0.45)	(0.09)	(0.33)	–	(0.42)	11.73	(3.65%	)	1,048,332	0.88%	0.90%	0.91%		0.89%		40.69%
2000	11.09	0.11	1.58	1.69	(0.10)	(0.08)	–	(0.18)	12.60	15.26%		371,754	0.90%	0.95%	1.06%		1.00%		80.70%
01/04/1999—12/31/1999	10.00	0.05	1.09	1.14	(0.05)	–	–	(0.05)	11.09	11.46%		169,531	0.97%	0.97%	0.86%		0.86%		55.23%

See Notes to Financial Statements	See explanation of references on C-6

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities			Distributions					Ratios / Supplemental Data

For the Period or Year Ended	Net Asset Value, Beginning of Period/ Year	Net Invest- ment Income (Loss)	Net Realized and Un- realized Gain (Loss) on Invest- ments	Total from Invest- ment Opera- tions	Divi- dends from Net Invest- ment Income	Distribu- tions from Capital Gains	Tax Basis Return of Capital	Total Distribu- tions	Net Asset Value, End of Period/ Year	Total Returns (1)		Net Assets, End of Period/ Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)		Ratios of Net Investment Income (Loss) Before Expense Reductions to Average Net Assets (2), (3)		Portfolio Turnover Rates

Comstock (6)
06/30/2003 (Unaudited)	$6.82	$0.02	$0.92	$0.94	$–	$–	$–	$–	$7.76	13.75%		$258,476	1.00%	1.00%	1.09%		1.09%		88.72%
2002	8.77	–	(1.94)	(1.94)	(0.01)	–	–	(0.01)	6.82	(22.15%	)	75,103	1.05%	1.05%	0.02%		0.02%		51.01%
2001	9.76	0.03	(0.99)	(0.96)	(0.03)	–	–	(0.03)	8.77	(9.87%	)	86,740	1.05%	1.05%	0.44%		0.43%		91.97%
10/02/2000–12/31/2000	10.00	0.03	(0.25)	(0.22)	(0.02)	–	–	(0.02)	9.76	(2.19%	)	42,876	1.05%	1.44%	1.30%		0.91%		9.88%

Real Estate
06/30/2003 (Unaudited)	$12.08	$0.27	$1.44	$1.71	$–	$–	$–	$–	$13.79	14.09%		$351,162	1.15%	1.15%	4.37%		4.37%		7.64%
2002	12.80	0.46	(0.47)	(0.01)	(0.35)	(0.36)	–	(0.71)	12.08	(0.32%	)	299,735	1.15%	1.15%	4.48%		4.48%		27.12%
2001	12.23	0.53	0.49	1.02	(0.40)	(0.05)	–	(0.45)	12.80	8.55%		236,302	1.15%	1.15%	4.78%		4.78%		30.13%
2000	9.59	0.46	2.65	3.11	(0.46)	(0.01)	–	(0.47)	12.23	32.77%		168,942	1.14%	1.14%	5.16%		5.16%		18.22%
01/04/1999–12/31/1999	10.00	0.39	(0.39)	–	(0.39)	(0.02)	–	(0.41)	9.59	(0.01%	)	50,101	1.28%	1.28%	6.09%		6.09%		20.24%

Mid-Cap Growth
06/30/2003 (Unaudited)	$4.30	$0.01	$0.56	$0.57	$–	$–	$–	$–	$4.87	13.15%		$118,321	1.00%	1.06%	(0.50%	)	(0.56%	)	155.61%
2002	8.12	(0.01)	(3.81)	(3.82)	–	–	–	–	4.30	(47.03%	)	92,318	1.00%	1.09%	(0.51%	)	(0.60%	)	157.58%
01/02/2001–12/31/2001	10.00	(0.01)	(1.87)	(1.88)	–	–	–	–	8.12	(18.81%	)	99,383	1.00%	1.03%	(0.20%	)	(0.23%	)	95.48%

(1)	Total returns for periods of less than one full year are not annualized.

(2)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, recaptured distribution expenses, and adviser expense reimbursements, if any, as discussed in Note 6 to the Financial Statements. The ratios of net investment income (loss) before expense reductions to average daily net assets were grossed up by these custodian credits, recaptured distribution expenses, and adviser expense reimbursements, if any.

(3)	The ratios for periods of less than one full year are annualized.

(4)	Operations commenced on 05/01/2003.

(5)	The Main Street Core Portfolio was formerly named Large-Cap Portfolio.

(6)	The Comstock Portfolio was formerly named Strategic Value Portfolio.

See Notes to Financial Statements

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified management investment company, organized as a Massachusetts business trust and as of June 30, 2003 is comprised of thirty-five separate portfolios: the Blue Chip, Aggressive Growth, Diversified Research, Small-Cap Equity, International Large-Cap, Short Duration Bond, I-Net TollkeeperSM, Financial Services, Health Sciences, Technology, Telecommunications, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Global Growth, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Research, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Portfolios. (I-Net Tollkeeper Portfolio is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of Oppenheimer Funds.) The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are owned.

Shares of the Fund are offered only to Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific Select Variable Annuity Separate Account, Separate Account A, Separate Account B, and Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company, and Pacific Select Exec Separate Account, PL&A Separate Account I, and Separate Account A of Pacific Life & Annuity Company, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”).

The portfolios commenced operations as follows: January 4, 1988—Small-Cap Equity, International Value, Multi-Strategy, Main Street® Core, Inflation Managed, Managed Bond, Money Market, High Yield Bond; January 30, 1991—Equity Index; January 4, 1994—Growth LT; April 1, 1996—Emerging Markets, Aggressive Equity; January 4, 1999—Mid-Cap Value, Small-Cap Index, Large-Cap Value, Real Estate; January 3, 2000—Diversified Research, International Large-Cap; May 1, 2000—I-Net TollkeeperSM; October 2, 2000—Focused 30, Comstock; January 2, 2001—Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Global Growth, Mid-Cap Growth; January 2, 2002—Equity Income, Research; May 1, 2003—Short Duration Bond, Small-Cap Value; August 31, 1983—Equity as a series of the Pacific Corinthian Variable Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) for investment companies. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of the financial statements.

A. Portfolio Valuation

Net asset value (“NAV”) per share is calculated generally at or about 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open. Equity securities are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market as reported by a pricing source approved by the Fund’s Board of Trustees (the “Board”). Securities traded on over-the-counter markets and listed securities for which no sales are reported are generally valued at the mean between the most recent bid and asked quotes obtained from a quotation reporting system, from established market makers, brokers, or dealers. Fixed income securities are generally valued at prices obtained from pricing services or brokers and dealers. Certain bonds are valued by a benchmarking process approved by the Board. Securities for which market quotations are not readily available or are deemed to be unreliable or inaccurate are valued at their fair value as determined in good faith pursuant to procedures established by the Board. If events occur that materially affect the NAV (including non-U.S. securities) between the close of trading in those securities affected and the close of regular trading on the New York Stock Exchange, the securities may be valued at fair value under procedures approved by the Board. Money market instruments and short-term securities maturing within 60 days are valued at amortized cost, which approximate market value.

B. Securities Transactions and Investment Income

    Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums are recorded on a daily basis using the effective yield method except for short-term securities and the Money Market Portfolio, which recognize discounts and premiums on a straight-line basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

C. Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the end of the reporting period. Purchases and sales of securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

Net realized foreign exchange gains and losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities at the period-end, resulting from changes in the exchange rate.

D. Expense Allocation

General expenses of the Fund (including trustees’ fees, portfolio accounting, custodial asset-based fees, legal and audit fees, and proxy and shareholder meeting costs) are allocated among the

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

portfolios in proportion to their relative average daily net assets. Expenses that relate exclusively to a particular portfolio (including advisory fees, custodial transaction-based fees, registration fees, brokerage commissions, interest expenses and certain taxes) are borne directly by the particular portfolio.

E. Offering Costs

The Fund bears all costs associated with offering expenses including legal, printing and internal services support. All such costs are amortized to expense on a straight-line basis over twelve months from commencement of operations.

F. Equalization

The Fund follows the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of distributable investment income on the date of the transaction, is credited or charged to undistributed income. As a result, undistributed investment income per share is unaffected by sales or redemptions of Fund shares.

G. Futures Contracts

Certain portfolios may use futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

H. Options on Futures Contracts

Certain portfolios may write options on interest rate futures. When a portfolio writes (sells) an option, an amount equal to the premium received is recorded as an asset with an equal liability that is “marked-to-market” based on the option’s quoted daily settlement price. Any fluctuation in the value of such an instrument is recorded as unrealized appreciation or depreciation until terminated, at which time realized gains and losses are recognized. The purposes of using options on futures contracts include hedging exposure to rising interest rates while retaining capital gain potential from falling rates and capitalizing on anticipated changes in market volatility. These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. Risks may include an imperfect correlation between the changes in the market values of the securities held by the Fund and the prices of futures options, an illiquid secondary market for the instruments, or the inability of a counterparty to perform its obligations.

I. Forward Foreign Currency Contracts

Certain portfolios may enter into forward foreign currency contracts (“forward contracts”) for the purpose of hedging against foreign exchange risk arising from the Fund’s investment in foreign securities. These contracts are “marked-to-market” daily at the applicable translation rates and any result of unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.

J. Swaps

Certain portfolios may enter into interest rate, total return and currency exchange rate swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are “marked-to-market” daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

K. Inflation-Indexed Bonds

Inflation-Indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income, even though investors do not receive their principal until maturity.

L. Stripped Mortgage-Backed Securities

Stripped Mortgage-Backed Securities (SMBS) represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive the entire principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

M. When-Issued Securities and Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

transaction is negotiated. The market values of the securities purchased on a when-issued or delayed-delivery basis are identified as such in each applicable portfolio’s Schedule of Investments. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When selling a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

N. Short Sales

Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

O. Repurchase Agreements

Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

P. Reverse Repurchase Agreements

Certain portfolios may enter into reverse repurchase agreements. Under the agreement, the portfolio sells securities for cash to another party, usually a bank or a broker-dealer, and agrees to repurchase them within a specified time at an agreed-upon price. A reverse repurchase agreement involves the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of the securities.

Q. Investment Risk

Fixed income securities are affected primarily by the financial condition of the companies that have issued them, and by changes in interest rates.

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. INVESTMENT ADVISORY, AGENCY, SUPPORT SERVICES, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, Pacific Life serves as Investment Adviser to the Fund, and receives from the Fund the following advisory fee rates based on an annual percentage of the average daily net assets of each portfolio and the fees are accrued daily by the Fund:

Blue Chip	0.95%	Small-Cap Index	0.50%
Aggressive Growth	1.00%	Multi-Strategy	0.65%
Diversified Research	0.90%	Main Street® Core	0.65%
Small-Cap Equity	0.65%	Emerging Markets	1.00%
International Large-Cap	1.05%	Inflation Managed	0.60%
Short Duration Bond	0.60%	Managed Bond	0.60%
I-Net TollkeeperSM	1.25%	Small-Cap Value	0.95%
Financial Services	1.10%	Money Market	See (1)
Health Sciences	1.10%	High Yield Bond	0.60%
Technology	1.10%	Equity Income	0.95%
Telecommunications	1.10%	Research	1.00%
Growth LT	0.75%	Equity	0.65%
Focused 30	0.95%	Aggressive Equity	0.80%
Mid-Cap Value	0.85%	Large-Cap Value	0.85%
International Value	0.85%	Comstock	0.95%
Capital Opportunities	0.80%	Real Estate	1.10%
Global Growth	1.10%	Mid-Cap Growth	0.90%
Equity Index	0.25%

(1) An annual rate of 0.40% of the first $250 million of the average daily net assets, 0.35% of the next $250 million, and 0.30% of the excess of over $500 million.

Pursuant to Portfolio Management Agreements, the Fund and Pacific Life engage portfolio managers under Pacific Life’s supervision for thirty-three of the thirty-five portfolios of the Fund. Pacific Life, as Investment Adviser to the Fund, pays the related management fees as compensation for advisory services provided to the Fund.

Pursuant to an Agreement for Support Services (the “Agreement”), Pacific Life provides support services to the Fund that are outside the scope of Pacific Life’s responsibilities under the Advisory Contract. Under the Agreement, the Fund compensates Pacific Life for its expenses in providing support services to the Fund in connection with various matters including the expense of registering and qualifying the Fund on state and Federal levels, providing legal and accounting services, maintaining the Fund’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Fund reimburses Pacific Life for these support services on a cost reimbursement basis.

Pursuant to an Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for the Fund, without remuneration from the Fund.

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as distributor of the Fund’s shares without direct remuneration from the Fund, except for the amount of recaptured commissions received from the Fund under the brokerage enhancement 12b-1 plan (Note 6) for promoting and marketing fund shares.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

4. TRUSTEE DEFERRED COMPENSATION PLAN

Each independent trustee is eligible to participate in the Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Pacific Funds. Pacific Funds is a Delaware statutory trust and is registered under the 1940 Act, as an open-end management investment company. Pacific Life is the Investment Adviser to Pacific Funds. The market value appreciation/depreciation of the trustee’s deferred compensation accounts will cause the expenses of the Fund to increase or decrease due to market fluctuation.

5. DISTRIBUTIONS TO SHAREHOLDERS

The Fund currently declares and pays dividends on net investment income at least annually, except for the Short Duration Bond, Inflation Managed, Managed Bond, Money Market, and High Yield Bond Portfolios, for which dividends are declared and paid monthly. All realized capital gains are distributed at least annually for all portfolios. All dividends are reinvested in additional shares of the related portfolios unless a shareholder elects to receive a dividend in cash.

Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, passive foreign investment companies (PFICs), post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the period ended June 30, 2003, was as follows:

	Distributions Paid From

Portfolio	Ordinary Income	Long-term Capital Gain	Tax Basis Return of Capital

Short Duration Bond	$1,580,794	$–	$–
Managed Bond	52,423,762	–	–
Money Market	7,435,775	–	–
High Yield Bond	23,705,823	–	–

The tax character of distributions paid during the year ended December 31, 2002, was as follows:

	Distributions Paid From

Portfolio	Ordinary Income	Long-term Capital Gain	Tax Basis Return of Capital

Blue Chip	$710,860	$–	$–
Diversified Research	623,119	–	–
Small-Cap Equity	2,513,787	–	–
International Large-Cap	4,572,457	–	–
Financial Services	181,595	–	–
Telecommunications	836	–	–
Growth LT	17,804,259	–	–
Focused 30	78,675	–	–
Mid-Cap Value	49,274,951	6,152,290	–
International Value	10,425,482	–	–
Capital Opportunities	296,194	–	–
Equity Index	22,183,074	140,937,222	–
Small-Cap Index	2,329,454	–	–
Multi-Strategy	13,193,957	7,396,690	–
Main Street® Core	6,865,581	–	–
Emerging Markets	860,684	–	–
Inflation Managed	22,918,621	–	–
Managed Bond	115,755,538	16,687,307	–
Money Market	24,279,752	–	–
High Yield Bond	42,080,737	–	–
Equity Income	1,004,242	–	–
Research	35,696	–	27,618
Equity	1,808,124	–	–
Large-Cap Value	10,627,452	–	–
Comstock	89,037	–	–
Real Estate	10,750,292	6,150,719	–

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Portfolio	Accumulated Capital And Other Losses	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation (Depreciation)

Blue Chip	($111,325,349)	$145,423	$–	($119,598,591)
Aggressive Growth	(20,708,329)	–	–	(1,645,398)
Diversified Research	(18,946,252)	115,252	–	(50,235,425)
Small-Cap Equity	(154,408,135)	487,275	–	(158,803,637)
International Large-Cap	(107,562,160)	6,352,151	–	(126,699,688)
I-Net TollkeeperSM	(85,059,329)	–	–	(29,662,545)
Financial Services	(8,751,300)	148,411	–	(6,161,561)
Health Sciences	(18,598,719)	–	–	(2,279,254)
Technology	(24,936,341)	–	–	(13,453,050)
Telecommunications	(17,293,047)	–	–	(1,843,310)
Growth LT	(1,626,190,700)	–	–	(229,839,523)
Focused 30	(32,101,332)	–	–	(1,696,289)
Mid-Cap Value	(54,178,335)	514,420	–	(34,993,341)
International Value	(213,840,625)	5,757,488	–	(194,825,950)
Capital Opportunities	(54,250,073)	98,700	–	(15,723,207)
Global Growth	(6,380,313)	–	–	(2,842,090)
Equity Index	(30,725,947)	273,427	–	(417,297,601)
Small-Cap Index	(16,773,674)	237,170	–	(80,123,585)
Multi-Strategy	(119,359,850)	1,038,702	–	(24,225,125)
Main Street® Core	(375,361,778)	844,762	–	(140,422,374)
Emerging Markets	(84,271,847)	211,288	–	(6,935,019)
Inflation Managed	(4,158,345)	97,382,305	1,138,327	28,355,032
Managed Bond	–	83,004,826	55,196,886	17,620,608
Money Market	–	63,616	–	–
High Yield Bond	(169,361,157)	259,358	–	(20,981,905)
Equity Income	(3,254,088)	365	–	(12,267,329)
Research	(1,532,671)	–	–	(2,275,135)
Equity	(383,779,498)	213,238	–	(113,672,814)
Aggressive Equity	(141,056,174)	239,347	–	(52,876,520)
Large-Cap Value	(110,752,502)	1,040,442	–	(212,568,652)
Comstock	(22,707,444)	9,284	–	(11,347,191)
Real Estate	(2,233,525)	4,729,306	4,980,119	(8,869,670)
Mid-Cap Growth	(66,415,166)	–	–	(6,335,314)

The components of the accumulated capital and other losses as of December 31, 2002, are summarized in Note 10.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

6. EXPENSE REDUCTIONS

Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse the Fund for its operating expenses, including organizational expenses, but not including advisory fees, 12b-1 distribution expenses, additional costs associated with foreign investing, interest (including commitment fees), taxes, brokerage commissions and other transactional expenses, extraordinary expenses, expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent trustees in excess of 0.10% of average daily net assets through April 30, 2004. Such waiver or reimbursement is subject to repayment to Pacific Life, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years), to the extent such expenses fall below the 0.10% expense cap in future years. For each portfolio, Pacific Life’s right to repayment is limited to amounts waived and/or reimbursed that exceed the 0.10% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. For the period ended June 30, 2003, such operating expenses were below the 0.10% expense cap for all portfolios except the Aggressive Growth, Technology, Telecommunications, Focused 30, Global Growth, Equity Income, Research, and Mid-Cap Growth Portfolios.

The cumulative reimbursement amounts at June 30, 2003 that are subject to repayment for each portfolio were as follows:

	Expiration

Portfolios	2003	2004	2005	2006

Aggressive Growth	$–	$27,139	$–	$–
Technology	–	20,176	–	–
Telecommunications	–	24,277	6,583	1,900
Focused 30	15,632	–	–	–
Global Growth	–	59,355	28,199	23,661
Equity Income	–	–	57,310	1,268
Research	–	–	32,298	6,157
Mid-Cap Growth	–	7,729	–	–

The Fund has entered into an arrangement with its custodian, whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund’s custodian fees and expenses.

The Fund has a brokerage enhancement 12b-1 plan, under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation (“recaptured commissions” or “recaptured distribution expenses”). While a portfolio pays the cost of brokerage transactions when it buys or sells a portfolio security, there are no fees or charges to the Fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The Fund discloses the amount of recaptured commissions as a distribution expense.

The adviser expense reimbursement, recoupment of adviser’s reimbursement, custodian credits, and recaptured distribution expenses are presented in the accompanying Statements of Operations.

7. TRANSACTIONS WITH AFFILIATES

The Fund has incurred $58,961,144 of investment advisory fees and $325,860 of support services expenses to Pacific Life for the period ended June 30, 2003 (Note 3). As of June 30, 2003, $11,066,654 and $191,622 respectively, remained payable. For the period ended June 30, 2003, the Fund also incurred $1,092,172 of distribution expenses paid to Pacific Select Distributors, Inc. under the brokerage enhancement 12b-1 plan. There were no outstanding payables as of June 30, 2003.

Certain officers and directors of Pacific Life are also officers and trustees of the Fund.

8. SECURITIES LENDING

The Fund may loan securities to certain brokers, dealers and other financial institutions who pay the Fund’s negotiated lenders’ fees. The Fund receives cash, letters of credit, or U.S. Government securities in an amount equal to 102% of the market value of loaned U.S. securities (105% for foreign securities) at the inception of each loan. The loans will be collateralized at all times in an amount equal to at least 100% of the market value of the securities loaned. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral received is invested in State Street Navigator Security Prime Portfolio, a regulated investment company offered by State Street Corporation. The market values of securities loaned by the Fund and the collateral held for securities on loan as of June 30, 2003, were as follows:

Portfolio	Market Value of Securities on loan	Cash Collateral Received for Loans Outstanding	Non-Cash Collateral Received for Loans Outstanding

Blue Chip	$10,163,202	$10,417,853	$–
Aggressive Growth	12,795,971	13,109,022	–
Diversified Research	21,231,907	21,851,276	–
Small-Cap Equity	112,850,444	117,214,580	–
International Large-Cap	111,244,666	116,977,349	–
Short Duration Bond	36,776,694	9,828,875	27,642,000
I-Net TollkeeperSM	3,269,861	3,384,985	–
Financial Services	5,355,004	5,487,089	–
Health Sciences	9,998,445	10,307,175	–
Technology	7,625,055	7,877,241	–
Telecommunications	1,634,722	1,698,606	–
Growth LT	101,861,278	105,189,797	–
Focused 30	8,565,567	8,772,142	–
Mid-Cap Value	37,033,891	37,984,828	–
International Value	135,080,262	143,007,682	175,728
Capital Opportunities	3,281,602	3,462,914	–
Global Growth	1,085,327	1,144,433	4,032
Equity Index	25,897,998	26,753,743	–
Small-Cap Index	68,235,351	70,079,960	421,212
Multi-Strategy	56,446,821	56,251,466	1,704,089
Main Street® Core	50,031,085	51,318,330	325,950
Emerging Markets	7,226,016	7,534,403	–
Inflation Managed	16,408,850	15,228,300	1,535,100
Managed Bond	243,888,165	96,472,291	152,452,580
Small-Cap Value	15,787,229	16,173,409	–

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio	Market Value of Securities on loan	Cash Collateral Received for Loans Outstanding	Non-Cash Collateral Received for Loans Outstanding

High Yield Bond	$92,347,947	$94,186,678	$–
Equity Income	5,631,327	5,143,687	630,533
Research	683,180	702,212	–
Equity	17,177,800	17,496,984	–
Aggressive Equity	34,225,254	35,196,533	–
Large-Cap Value	20,167,530	21,077,042	–
Comstock	12,285,846	12,591,639	–
Real Estate	13,433,361	13,731,870	–
Mid-Cap Growth	8,557,104	8,796,132	–

In accordance with U.S. GAAP, any cash collateral received for security lending transactions is shown on the respective Schedule of Investments. The related amount payable on return of the securities on loan, where cash collateral is received, is shown on the respective Statements of Assets and Liabilities. Income generated from securities lending is presented in the respective Statements of Operations.

9. COMMITTED LINE OF CREDIT

The Fund has an unsecured $75,000,000 committed revolving line of credit agreement. The interest rate on the borrowing is the bank’s overnight Federal funding rate plus 0.50%. The Fund agrees to pay to the bank a commitment fee equal to 0.10% per annum on the daily-unused portion of the committed line amount up to a maximum of $75,000 annually. The commitment fees and interest incurred by the Fund are combined and presented in the accompanying Statements of Operations. The weighted average interest rate and the average dollar amount of borrowings on those days that the portfolio had a loan outstanding during the six-month period ended June 30, 2003 for each portfolio were as follows:

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing

Diversified Research	1.78%	$292,835
I-Net TollkeeperSM	1.79%	590,687
Health Sciences	1.78%	685,401
Technology	1.77%	7,320,049
Telecommunications	1.83%	282,173
Growth LT	1.81%	1,226,064
Global Growth	1.77%	1,243,148
Equity Index	1.75%	25,683,385
Multi-Strategy	1.75%	3,243,608
Main Street® Core	1.75%	10,804,165
Emerging Markets	1.77%	1,588,672
High Yield Bond	1.77%	1,014,407
Equity Income	1.75%	673,776
Research	1.79%	251,848
Equity	1.77%	3,487,926
Aggressive Equity	1.76%	3,949,304
Mid-Cap Growth	1.81%	570,929

10. FEDERAL INCOME TAX

The Fund declared and paid sufficient dividends on net investment income and capital gains distributions during 2002 to qualify as a regulated investment company and is not required to pay the Federal income tax under Regulation M of the Internal Revenue Code (“the Code”). The Fund intends to continue to qualify as a regulated investment company and distribute substantially all its taxable income and capital gains to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the Fund.

    Net capital loss carryovers and post-October capital losses, if any, as of December 31, 2002 are available to offset future realized capital gains and thereby reduce future capital gain distributions. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. The net capital loss carryovers, the post-October capital and foreign currency losses deferred, and the accumulated capital and other losses as of December 31, 2002, and the aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for Federal income tax purposes as of June 30, 2003, were as follows:

Portfolio	Net Capital Loss Carryover	Expiration	Post-October Capital Loss Deferral	Post-October Foreign Currency Loss Deferral	Accumulated Capital and Other Losses	Total Cost on Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Blue Chip	($104,568,910)	2009-2010	($6,756,439)	$–	($111,325,349)	$767,086,043	$35,567,631	($68,777,048)	($33,209,417)
Aggressive Growth	(19,671,704)	2009-2010	(1,036,625)	–	(20,708,329)	52,716,041	5,267,429	(1,489,152)	3,778,277
Diversified Research	(13,237,257)	2008-2010	(5,708,995)	–	(18,946,252)	295,578,979	27,482,083	(35,541,488)	(8,059,405)
Small-Cap Equity	(124,563,586)	2009-2010	(29,844,549)	–	(154,408,135)	516,581,546	62,670,368	(108,044,701)	(45,374,333)
International Large-Cap	(92,539,780)	2008-2010	(15,022,380)	–	(107,562,160)	748,531,775	39,328,612	(108,715,257)	(69,386,645)
Short Duration Bond	–	–	–	–	–	603,486,244	1,488,385	(2,628,264)	(1,139,879)
I-Net TollkeeperSM	(84,207,053)	2008-2010	(852,276)	–	(85,059,329)	71,335,932	4,068,967	(21,121,270)	(17,052,303)
Financial Services	(7,553,040)	2009-2010	(1,198,213)	(47)	(8,751,300)	76,613,649	6,097,869	(3,855,801)	2,242,068
Health Sciences	(15,373,119)	2009-2010	(3,221,726)	(3,874)	(18,598,719)	90,227,085	13,011,523	(2,232,886)	10,778,637
Technology	(23,032,414)	2009-2010	(1,903,927)	–	(24,936,341)	60,093,116	5,861,758	(8,046,083)	(2,184,325)
Telecommunications	(16,829,943)	2009-2010	(461,727)	(1,377)	(17,293,047)	14,299,568	1,807,716	(967,769)	839,947
Growth LT	(1,597,905,264)	2009-2010	(28,099,168)	(186,268)	(1,626,190,700)	1,439,050,683	188,592,884	(114,237,130)	74,355,754

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio	Net Capital Loss Carryover	Expiration	Post-October Capital Loss Deferral	Post-October Foreign Currency Loss Deferral	Accumulated Capital and Other Losses	Total Cost on Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Focused 30	($31,307,503)	2008-2010	($793,829)	$–	($32,101,332)	$44,122,457	$8,516,405	($794,926)	$7,721,479
Mid-Cap Value	(47,806,775)	2010	(6,371,560)	–	(54,178,335)	761,571,364	84,080,136	(17,654,329)	66,425,807
International Value	(202,657,529)	2009-2010	(10,533,926)	(649,170)	(213,840,625)	1,261,400,012	36,933,075	(140,236,907)	(103,303,832)
Capital Opportunities	(52,653,277)	2009-2010	(1,596,550)	(246)	(54,250,073)	169,379,999	16,942,848	(10,497,472)	6,445,376
Global Growth	(5,961,460)	2009-2010	(418,853)	–	(6,380,313)	30,667,338	3,052,080	(1,748,195)	1,303,885
Equity Index	(30,725,947)	2010	–	–	(30,725,947)	1,725,200,222	135,093,292	(411,226,077)	(276,132,785)
Small-Cap Index	(16,773,674)	2009-2010	–	–	(16,773,674)	443,052,314	28,698,505	(55,834,861)	(27,136,356)
Multi-Strategy	(30,654,081)	2010	(88,622,409)	(83,360)	(119,359,850)	601,327,890	54,432,908	(16,070,227)	38,362,681
Main Street® Core	(170,438,865)	2009-2010	(204,922,913)	–	(375,361,778)	972,722,815	67,579,476	(75,825,654)	(8,246,178)
Emerging Markets	(79,575,181)	2005-2010	(4,477,496)	(219,170)	(84,271,847)	160,433,806	23,012,484	(7,813,568)	15,198,916
Inflation Managed	–	–	(3,875,073)	(283,272)	(4,158,345)	3,279,929,446	8,445,662	(16,124,806)	(7,679,144)
Managed Bond	–	–	–	–	–	3,466,673,300	76,409,364	(33,155,209)	43,254,155
Small-Cap Value	–	–	–	–	–	167,018,881	8,240,645	(838,541)	7,402,104
Money Market	–	–	–	–	–	1,422,610,340	–	–	–
High Yield Bond	(152,781,800)	2006-2010	(16,579,357)	–	(169,361,157)	727,772,953	41,488,952	(9,886,419)	31,602,533
Equity Income	(2,302,562)	2010	(951,526)	–	(3,254,088)	133,826,587	10,309,583	(7,085,193)	3,224,390
Research	(1,043,643)	2010	(489,028)	–	(1,532,671)	23,901,696	1,862,218	(1,442,687)	419,531
Equity	(368,426,341)	2009-2010	(15,353,157)	–	(383,779,498)	438,907,988	27,883,080	(68,653,484)	(40,770,404)
Aggressive Equity	(134,408,730)	2008-2010	(6,647,444)	–	(141,056,174)	243,845,169	22,004,328	(16,709,858)	5,294,470
Large-Cap Value	(72,257,027)	2009-2010	(38,495,475)	–	(110,752,502)	1,304,569,682	85,881,450	(110,872,265)	(24,990,815)
Comstock	(22,554,288)	2008-2010	(151,437)	(1,719)	(22,707,444)	239,914,292	19,654,676	(2,834,769)	16,819,907
Real Estate	–	–	(2,233,525)	–	(2,233,525)	320,153,723	42,368,570	(13,292,883)	29,075,687
Mid-Cap Growth	(64,333,425)	2009-2010	(2,081,741)	–	(66,415,166)	109,310,444	11,067,409	(1,566,891)	9,500,518

11. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term investments and the Money Market Portfolio since it trades exclusively in short-term debt securities) for the period ended June 30, 2002, are summarized in the following tables:

	U.S. Government Securities		Other Securities			U.S. Government Securities		Other Securities
Portfolio	Purchases	Sales	Purchases	Sales	Portfolio	Purchases	Sales	Purchases	Sales

Blue Chip	$–	$–	$186,192,916	$116,171,362	Equity Index	$–	$–	$8,358,391	$166,863,966
Aggressive Growth	–	–	20,916,284	16,845,971	Small-Cap Index	–	–	117,229,534	68,392,407
Diversified Research	–	–	59,745,929	21,807,669	Multi-Strategy	494,352,676	575,913,459	224,829,796	167,928,723
Small-Cap Equity	–	–	71,436,709	75,020,914	Main Street® Core	–	–	488,119,997	344,540,432
International Large-Cap	–	–	156,279,675	32,032,793	Emerging Markets	–	–	32,381,032	13,553,538
Short Duration Bond	1,059,902,928	732,893,337	269,756,765	25,424,853	Inflation Managed	9,070,131,650	8,822,143,211	82,549,803	26,144,643
I-Net TollkeeperSM	–	–	14,333,355	12,121,627	Managed Bond	4,636,295,667	3,546,894,151	1,544,853,071	1,451,822,184
Financial Services	–	–	27,267,371	21,861,149	Small-Cap Value	–	–	198,462,437	47,703,771
Health Sciences	–	–	54,820,038	42,600,365	High Yield Bond	–	5,412,695	518,936,181	283,272,640
Technology	–	–	68,683,963	61,362,241	Equity Income	2,654,299	2,772,662	49,658,485	41,140,450
Telecommunications	–	–	7,489,751	9,224,649	Research	–	–	19,016,749	17,381,668
Growth LT	–	–	389,053,432	563,476,616	Equity	–	–	140,204,186	168,442,540
Focused 30	–	–	15,299,738	8,429,309	Aggressive Equity	–	–	173,811,653	191,332,871
Mid-Cap Value	–	–	417,090,772	369,638,695	Large-Cap Value	–	–	309,977,514	210,172,587
International Value	–	–	155,440,247	59,515,839	Comstock	–	–	245,274,493	102,744,006
Capital Opportunities	–	–	62,833,965	61,069,020	Real Estate	–	–	37,156,518	23,080,958
Global Growth	–	–	20,249,406	18,745,997	Mid-Cap Growth	–	–	165,422,447	151,903,636

12. SHARES OF BENEFICIAL INTEREST

Transactions in Fund shares of each portfolio for the period ended June 30, 2003 and the year ended December 31, 2002, were as follows:

	Blue Chip		Aggressive Growth		Diversified Research		Small-Cap Equity
	2003	2002	2003	2002	2003	2002	2003	2002

Beginning Balances	96,837,252	65,257,054	7,273,674	11,158,860	26,455,334	22,759,316	29,993,568	32,355,054
Shares Sold	25,826,241	37,478,236	1,993,901	7,932,796	6,259,343	10,160,641	4,254,611	11,725,645
Distributions reinvested	–	110,851	–	–	–	75,648	–	182,921
Shares redeemed	(13,657,552)	(6,008,889)	(1,007,397)	(11,817,982)	(2,221,568)	(6,540,271)	(3,722,176)	(14,270,052)

Ending Balances	109,005,941	96,837,252	8,260,178	7,273,674	30,493,109	26,455,334	30,526,003	29,993,568

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	International Large-Cap		Short Duration Bond		I-Net TollkeeperSM		Financial Services
	2003	2002	2003	2002	2003	2002	2003	2002

Beginning Balances	94,730,989	79,387,610	–	–	15,464,059	16,566,958	8,415,650	6,700,460
Shares Sold	73,127,747	151,102,173	57,465,369	–	6,169,308	10,316,021	1,876,112	5,648,024
Distributions reinvested	–	737,340	157,890	–	–	–	–	22,981
Shares redeemed	(48,810,072)	(136,496,134)	(39,085)	–	(5,469,103)	(11,418,920)	(1,258,798)	(3,955,815)

Ending Balances	119,048,664	94,730,989	57,584,174	–	16,164,264	15,464,059	9,032,964	8,415,650

	Health Sciences		Technology		Telecommunications		Growth LT
	2003	2002	2003	2002	2003	2002	2003	2002

Beginning Balances	10,869,629	9,415,503	13,015,777	8,831,195	5,479,365	3,080,767	110,084,322	122,707,395
Shares Sold	3,373,588	5,616,112	16,212,411	8,027,490	2,097,301	4,318,323	6,286,921	11,948,317
Distributions reinvested	–	–	–	–	–	240	–	1,136,178
Shares redeemed	(1,915,298)	(4,161,986)	(13,778,730)	(3,842,908)	(2,831,397)	(1,919,965)	(17,145,895)	(25,707,568)

Ending Balances	12,327,919	10,869,629	15,449,458	13,015,777	4,745,269	5,479,365	99,225,348	110,084,322

	Focused 30		Mid-Cap Value		International Value		Capital Opportunities
	2003	2002	2003	2002	2003	2002	2003	2002

Beginning Balances	7,591,687	8,161,649	63,124,465	58,380,911	96,960,825	93,853,490	23,678,075	18,264,164
Shares Sold	2,299,241	2,009,397	9,008,355	21,198,833	82,776,228	163,691,074	4,000,908	8,675,036
Distributions reinvested	–	12,280	–	4,119,289	–	1,022,389	–	48,161
Shares redeemed	(1,363,870)	(2,591,639)	(5,855,118)	(20,574,568)	(74,003,022)	(161,606,128)	(2,867,424)	(3,309,286)

Ending Balances	8,527,058	7,591,687	66,277,702	63,124,465	105,734,031	96,960,825	24,811,559	23,678,075

	Global Growth		Equity Index		Small-Cap Index		Multi-Strategy
	2003	2002	2003	2002	2003	2002	2003	2002

Beginning Balances	3,985,561	2,744,771	69,839,700	68,008,727	37,396,036	21,334,945	44,404,551	51,332,228
Shares Sold	1,929,681	6,342,942	7,240,679	12,257,429	10,732,429	27,468,732	2,109,856	3,832,359
Distributions reinvested	–	–	–	6,549,110	–	283,020	–	1,555,203
Shares redeemed	(1,672,012)	(5,102,152)	(15,300,666)	(16,975,566)	(5,785,750)	(11,690,661)	(4,736,613)	(12,315,239)

Ending Balances	4,243,230	3,985,561	61,779,713	69,839,700	42,342,715	37,396,036	41,777,794	44,404,551

	Main Street		Emerging Markets		Inflation Managed		Managed Bond
	2003	2002	2003	2002	2003	2002	2003	2002

Beginning Balances	49,996,944	61,989,421	25,091,386	26,570,622	107,814,755	57,826,741	226,847,536	213,354,961
Shares Sold	13,864,546	3,552,846	13,442,477	24,299,483	28,878,539	63,120,819	22,564,734	44,331,187
Distributions reinvested	–	436,916	–	125,790	–	2,052,697	4,420,864	11,788,941
Shares redeemed	(5,200,887)	(15,982,239)	(12,752,314)	(25,904,509)	(12,294,200)	(15,185,502)	(43,678,017)	(42,627,553)

Ending Balances	58,660,603	49,996,944	25,781,549	25,091,386	124,399,094	107,814,755	210,155,117	226,847,536

	Small-Cap Value		Money Market		High Yield Bond		Equity Income
	2003	2002	2003	2002	2003	2002	2003	2002

Beginning Balances	–	–	173,417,193	159,073,367	83,424,370	68,582,506	13,091,376	–
Shares Sold	15,728,601	–	130,506,222	326,209,053	57,445,764	53,335,249	3,978,780	17,354,191
Distributions reinvested	–	–	737,051	2,406,599	3,609,766	6,378,511	–	117,480
Shares redeemed	(46,681)	–	(163,439,422)	(314,271,826)	(30,701,553)	(44,871,896)	(2,488,313)	(4,380,295)

Ending Balances	15,681,920	–	141,221,044	173,417,193	113,778,347	83,424,370	14,581,843	13,091,376

	Research		Equity		Aggressive Equity		Large-Cap Value
	2003	2002	2003	2002	2003	2002	2003	2002

Beginning Balances	2,606,534	–	27,924,746	36,181,196	34,269,831	33,124,899	112,157,915	89,335,743
Shares Sold	909,742	2,937,042	3,251,168	3,111,873	6,524,824	14,876,167	20,935,390	34,143,624
Distributions reinvested	–	8,094	–	128,554	–	–	–	1,158,501
Shares redeemed	(700,953)	(338,602)	(5,577,479)	(11,496,877)	(8,674,848)	(13,731,235)	(7,709,593)	(12,479,953)

Ending Balances	2,815,323	2,606,534	25,598,435	27,924,746	32,119,807	34,269,831	125,383,712	112,157,915

	Comstock		Real Estate		Mid-Cap Growth
	2003	2002	2003	2002	2003	2002

Beginning Balances	11,009,498	9,890,361	24,805,801	18,465,757	21,464,947	12,240,331
Shares Sold	23,700,264	6,934,568	3,280,015	12,375,135	9,008,890	13,072,149
Distributions reinvested	–	10,056	–	1,312,299	–	–
Shares redeemed	(1,399,272)	(5,825,487)	(2,614,164)	(7,347,390)	(6,160,052)	(3,847,533)

Ending Balances	33,310,490	11,009,498	25,471,652	24,805,801	24,313,785	21,464,947

PACIFIC SELECT FUND

TRUSTEES AND OFFICERS INFORMATION

The business and affairs of the Fund are managed under the direction of the Board of Trustees under the Fund's Declaration of Trust. Information pertaining to the trustees and officers of the Fund is set forth below. Trustees who are not deemed to be "interested persons" of the Fund as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Fund are referred to as "Interested Trustees." The Fund's Statement of Additional Information (SAI) includes additional information about the trustees and is available without charge, upon request, by calling the following toll-free numbers:

Pacific Life's Annuity Contract Owners: 1-800-722-2333

Pacific Life's Life Insurance Policy Owners: 1-800-800-7681

PL&A's Annuity Contract Owners: 1-800-748-6907

PL&A's Life Insurance Policy Owners: 1-888-595-6997

The address of each Independent Trustee, Interested Trustees and officers, is c/o Pacific Select Fund, 700 Newport Center Drive, Newport Beach, CA 92660.

Name and Age	Position(s) with the Fund and Length of Time Served	Principal Occupation(s) (and certain additional occupation information) During Past 5 Years	Number of Portfolios in Fund Complex Overseen (1)

INDEPENDENT TRUSTEES

Lucie H. Moore Age 46	Trustee since 10/1/98	Trustee of Pacific Funds; Former Partner (1994) with Gibson, Dunn & Crutcher (Law).	50

Richard L. Nelson Age 73	Trustee since 7/21/87	Trustee of Pacific Funds; Former Trustee (2001) and Trustee Emeritus (2003) PIMCO Funds, Multi-Manager Series; Former Director (2000) of Wynn's International, Inc. (Industrial); RetiredPartner (1983) with Ernst & Young LLP (Accounting).	50

Lyman W. Porter Age 73	Trustee since 7/21/87	Trustee of Pacific Funds; Professor Emeritus of Management in the Graduate School of Management at the University of California, Irvine; Member of the Board of Trustees of the American University of Armenia; Former Trustee (2001) and Trustee Emeritus (2003) PIMCO Funds, Multi-Manager Series; Former Member (1995) of the Academic Advisory Board of the Czechoslovak Management Center; Former Dean (1983) of the Graduate School of Management, University of California, Irvine.	50

Alan Richards Age 73	Trustee since 7/21/87	Trustee of Pacific Funds; Chairman of the Board and Director, NETirement.com, Inc. (retirement planning software); Chairman of IBIS Capital, LLC (Financial); Former Trustee (2001) and Trustee Emeritus (2003) PIMCO Funds, Multi-Manager Series; Former Director (1998) of Western National Corporation (Insurance Holding Company); Retired Chairman (1986) of E.F. Hutton Insurance Group; Former Director (1986) of E.F. Hutton and Company, Inc. (Financial).	50

E-1

PACIFIC SELECT FUND

TRUSTEES AND OFFICERS INFORMATION (Continued)

Name and Age	Position(s) with the Fund and Length of Time Served	Principal Occupation(s) (and certain additional occupation information) During Past 5 Years	Number of Portfolios in Fund Complex Overseen (1)

INTERESTED TRUSTEES & OFFICERS

Thomas C. Sutton (2) Age 61	Chairman of the Board and Trustee since 7/21/87	Chairman of the Board, Director and Chief Executive Officer of Pacific Life, Pacific Mutual Holding Company and Pacific LifeCorp; and similar positions with other subsidiaries and affiliates of Pacific Life; Chairman of the Board and Trustee of Pacific Funds; Director of The Irvine Company (Real Estate); Director of Edison International (Utilities); Director of Newhall Land & Farming; Former Management Board Member of PIMCO Advisors L.P. (1997); Former Equity Board Member of PIMCO Advisors L.P. (1997).	50

Glenn S. Schafer Age 53	President since 2/25/99	President and Director of Pacific Life, Pacific Mutual Holding Company and Pacific LifeCorp and similar positions with other subsidiaries and affiliates of Pacific Life; President and Trustee of Pacific Funds; Director of Beckman Coulter, Inc.; Former Management Board Member of PIMCO Advisors L.P. (2000); Former Equity Board Member of PIMCO Advisors L.P. (1997).	15

Brian D. Klemens Age 47	Vice President and Treasurer since 4/29/96	Vice President and Treasurer of Pacific Life, Pacific Mutual Holding Company, and Pacific LifeCorp and similar positions with other subsidiaries and affiliates of Pacific Life (12/98 to present); Assistant Vice President and Assistant Controller (4/94 to 12/98) of Pacific Life; and Vice President and Treasurer of Pacific Funds.	N/A

Diane N. Ledger Age 63	Vice President and Assistant Secretary since 7/21/87	Vice President, Variable Regulatory Compliance, of Pacific Life and Pacific Life & Annuity Company, and Vice President and Assistant Secretary of Pacific Funds.	N/A

Sharon A. Cheever Age 48	Vice President and General Counsel since 5/20/92	Vice President, Investment Counsel, and Assistant Secretary of Pacific Life; Vice President of Pacific Life & Annuity Company; Assistant Secretary of Pacific Mutual Holding Company and Pacific LifeCorp; and similar positions with other subsidiaries of Pacific Life.	N/A

Audrey L. Milfs Age 57	Secretary since 7/21/87	Vice President, Director and Corporate Secretary of Pacific Life; Vice President and Secretary of Pacific Mutual Holding Company, Pacific LifeCorp, and similar positions with other subsidiaries of Pacific Life; and Secretary of Pacific Funds.	N/A

(1)	In addition to the Pacific Select Fund (35 Portfolios), each trustee also serves as a trustee of Pacific Funds (15 Funds) (collectively "Fund Complex").

(2)	Mr. Sutton is an interested person of the Fund (as that term is defined in the Investment Company Act) because of his position with Pacific Life as shown above.

E-2

Semi-Annual Report

as of June 30, 2003

•	Pacific Select Fund

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert LLP

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Pacific Select Fund

700 Newport Center Drive

P.O. Box 7500

Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No. 15-20803-06

                 357-3A

                 85-23503-02

Item 2.	Code of Ethics—not applicable

Item 3.	Audit Committee Financial Expert—not applicable

Item 4.	Principal Accountant Fees and Services—not applicable

Item 5.	Audit Committee of Listed Registrants—not applicable

Item 6.	(Reserved)

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies—not applicable

Item 8.	(Reserved)

Item 9.	Controls and Procedures

(a) The Chairman of the Board, President and Treasurer have concluded that Pacific Select Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to Pacific Select Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in Pacific Select Fund’s internal control over financial reporting that occurred during the Fund’s most recent fiscal half-year (the Fund’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 10.	Exhibits

(a) Not applicable

(b) Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ GLENN S. SCHAFER
Glenn S. Schafer
President

Date:	August 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS C. SUTTON
Thomas C. Sutton
Chairman of the Board of Trustees

Date:	August 29, 2003

By:	/s/ GLENN S. SCHAFER
Glenn S. Schafer
President

Date:	August 29, 2003

By:	/s/ BRIAN D. KLEMENS
Brian D. Klemens
Treasurer (Principal Financial and
Accounting Officer)

Date:	August 29, 2003